Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 100.0%
Industrial - 19.5%
Boise Cascade Co.[1]	2,903	$375,532
Acuity Brands, Inc.	1,818	372,381
Middleby Corp.*	2,420	356,152
Donaldson Company, Inc.[1]	5,436	355,242
TD SYNNEX Corp.[1]	3,262	351,024
Snap-on, Inc.[1]	1,197	345,742
Apogee Enterprises, Inc.[1]	6,114	326,549
Terex Corp.	4,952	284,542
International Seaways, Inc.	6,255	284,477
Carlisle Companies, Inc.	865	270,252
Garmin Ltd.	2,037	261,836
Mueller Industries, Inc.[1]	5,467	257,769
Brady Corp. — Class A	4,250	249,432
Teekay Corp.*	30,638	219,062
AGCO Corp.	1,774	215,381
UFP Industries, Inc.	1,513	189,957
Owens Corning	1,189	176,246
Encore Wire Corp.[1]	825	176,220
Scorpio Tankers, Inc.	2,772	168,538
Argan, Inc.[1]	3,541	165,683
Keysight Technologies, Inc.*	1,023	162,749
Ardmore Shipping Corp.	10,275	144,775
Huntington Ingalls Industries, Inc.	545	141,504
EnerSys	1,390	140,334
Atkore, Inc.*,1	868	138,880
Teekay Tankers Ltd. — Class A	2,451	122,476
Vontier Corp.	3,465	119,716
Lindsay Corp.	788	101,778
Builders FirstSource, Inc.*	599	99,997
Griffon Corp.	1,442	87,890
A O Smith Corp.	1,004	82,770
Insteel Industries, Inc.	1,879	71,947
Total Industrial		6,816,833
Consumer, Cyclical - 18.4%
Toll Brothers, Inc.	3,813	391,938
NVR, Inc.*,1	53	371,024
Allison Transmission Holdings, Inc.[1]	5,979	347,679
MSC Industrial Direct Company, Inc. — Class A1	3,416	345,904
Meritage Homes Corp.	1,968	342,826
DR Horton, Inc.[1]	2,252	342,259
PulteGroup, Inc.[1]	3,233	333,710
Brunswick Corp.	3,446	333,400
Starbucks Corp.	3,433	329,602
Cummins, Inc.	1,202	287,963
Monarch Casino & Resort, Inc.	3,793	262,286
M/I Homes, Inc.*,1	1,856	255,646
Polaris, Inc.	2,604	246,781
Standard Motor Products, Inc.[1]	5,912	235,357
KB Home	3,270	204,244
Lennar Corp. — Class A1	1,259	187,641
Taylor Morrison Home Corp. — Class A*	3,500	186,725
AutoNation, Inc.*	1,152	173,008
PACCAR, Inc.	1,739	169,813
General Motors Co.	4,231	151,978
Gentex Corp.	4,528	147,884
Tri Pointe Homes, Inc.*,1	3,342	118,307
BorgWarner, Inc.	2,803	100,487
MasterCraft Boat Holdings, Inc.*,1	4,354	98,575
Patrick Industries, Inc.	959	96,236
Malibu Boats, Inc. — Class A*,1	1,735	95,113
Golden Entertainment, Inc.	2,142	85,530
Ethan Allen Interiors, Inc.[1]	2,426	77,438
Home Depot, Inc.[1]	206	71,389
Caleres, Inc.	2,136	65,639
Total Consumer, Cyclical		6,456,382
Consumer, Non-cyclical - 16.8%
Incyte Corp.*,1	6,033	378,812
Viatris, Inc.	34,938	378,379
Gilead Sciences, Inc.[1]	4,297	348,100
Merck & Company, Inc.	3,175	346,139
Ingredion, Inc.	3,134	340,133
Hologic, Inc.*	4,721	337,315
Johnson & Johnson	2,095	328,370
Bristol-Myers Squibb Co.[1]	6,321	324,331
Pfizer, Inc.[1]	10,728	308,859
Innoviva, Inc.*	16,659	267,210
Premier, Inc. — Class A	10,895	243,612
Exelixis, Inc.*,1	8,862	212,599
Biogen, Inc.*,1	804	208,051
United Therapeutics Corp.*	932	204,938
Perdoceo Education Corp.	9,989	175,407
Dynavax Technologies Corp.*,1	12,181	170,290
Royalty Pharma plc — Class A	6,029	169,355
PayPal Holdings, Inc.*,1	1,867	114,652
Molina Healthcare, Inc.*	311	112,368
Humana, Inc.[1]	227	103,923
Centene Corp.*,1	1,335	99,070
Baxter International, Inc.	2,558	98,892
Cross Country Healthcare, Inc.*,1	4,082	92,417
Organon & Co.	5,684	81,963
Alarm.com Holdings, Inc.*	1,180	76,252
Neurocrine Biosciences, Inc.*	573	75,498
Thermo Fisher Scientific, Inc.	135	71,657
Alkermes plc*	2,580	71,569
Supernus Pharmaceuticals, Inc.*	2,385	69,022
Halozyme Therapeutics, Inc.*	1,653	61,095
Total Consumer, Non-cyclical		5,870,278
Communications - 12.5%
InterDigital, Inc.	3,296	357,748
Cisco Systems, Inc.[1]	6,978	352,529
Yelp, Inc. — Class A*	7,393	349,985
Fox Corp. — Class A1	10,566	313,493
Juniper Networks, Inc.[1]	10,432	307,535
T-Mobile US, Inc.	1,893	303,505
VeriSign, Inc.*	1,469	302,555
AT&T, Inc.[1]	17,379	291,620
Verizon Communications, Inc.[1]	7,576	285,615
TEGNA, Inc.	16,651	254,760
IDT Corp. — Class B*	6,365	216,983
eBay, Inc.[1]	4,125	179,932
Meta Platforms, Inc. — Class A*,1	474	167,777
Ooma, Inc.*	12,413	133,191
Shutterstock, Inc.[1]	2,745	132,529
Ciena Corp.*	2,588	116,486

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Communications - 12.5% (continued)
Gogo, Inc.*	9,879	$100,074
Cargurus, Inc.*	3,050	73,688
Spok Holdings, Inc.	4,623	71,564
A10 Networks, Inc.[1]	5,265	69,340
Total Communications		4,380,909
Technology - 9.9%
QUALCOMM, Inc.	2,594	375,170
Amdocs Ltd.	3,924	344,880
International Business Machines Corp.[1]	2,077	339,693
Dropbox, Inc. — Class A*,1	9,743	287,224
Cirrus Logic, Inc.*	3,021	251,317
Genpact Ltd.	6,955	241,408
Microsoft Corp.	561	210,958
Photronics, Inc.*	6,412	201,144
Immersion Corp.	27,883	196,854
Hewlett Packard Enterprise Co.[1]	11,124	188,886
Insight Enterprises, Inc.*	929	164,610
Skyworks Solutions, Inc.[1]	1,438	161,660
Amkor Technology, Inc.	2,861	95,186
Applied Materials, Inc.	572	92,704
NetApp, Inc.	1,034	91,158
Veradigm, Inc.*,1	8,352	87,612
Bandwidth, Inc. — Class A*	5,774	83,550
DXC Technology Co.*	2,822	64,539
Total Technology		3,478,553
Financial - 9.2%
Ambac Financial Group, Inc.*	22,515	371,087
MGIC Investment Corp.[1]	18,763	361,938
Essent Group Ltd.	6,774	357,261
Radian Group, Inc.	12,362	352,935
Equity Commonwealth REIT	17,461	335,251
Interactive Brokers Group, Inc. — Class A	2,833	234,856
International Bancshares Corp.	3,540	192,293
Jackson Financial, Inc. — Class A	3,673	188,057
Walker & Dunlop, Inc.	1,584	175,840
Enact Holdings, Inc.[1]	5,971	172,502
SouthState Corp.[1]	2,025	171,011
Mr Cooper Group, Inc.*	2,259	147,106
Affiliated Managers Group, Inc.	590	89,338
Preferred Bank/Los Angeles CA	1,020	74,511
Total Financial		3,223,986
Energy - 6.2%
Valero Energy Corp.[1]	2,657	345,410
Marathon Petroleum Corp.[1]	2,226	330,249
EOG Resources, Inc.	2,719	328,863
Cheniere Energy, Inc.[1]	1,692	288,841
CNX Resources Corp.*,1	8,242	164,840
PBF Energy, Inc. — Class A	3,585	157,597
Liberty Energy, Inc. — Class A	8,518	154,516
CVR Energy, Inc.[1]	4,877	147,773
SandRidge Energy, Inc.[1]	9,056	123,796
NOW, Inc.*	6,527	73,886
SolarEdge Technologies, Inc.*	787	73,663
Total Energy		2,189,434
Utilities - 5.7%
PPL Corp.	12,581	340,945
Atmos Energy Corp.[1]	2,915	337,849
Evergy, Inc.	6,445	336,429
Xcel Energy, Inc.[1]	5,419	335,490
National Fuel Gas Co.	6,490	325,603
Public Service Enterprise Group, Inc.	5,234	320,059
Total Utilities		1,996,375
Basic Materials - 1.4%
NewMarket Corp.[1]	625	341,144
Sylvamo Corp.	2,673	131,271
Total Basic Materials		472,415
Government - 0.4%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	6,306	156,010
Total Common Stocks
(Cost $32,059,404)		35,041,175

MONEY MARKET FUND† - 4.6%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 5.21%[2]	1,625,776	1,625,776
Total Money Market Fund
(Cost $1,625,776)		1,625,776
Total Investments - 104.6%
(Cost $33,685,180)		$36,666,951
Other Assets & Liabilities, net - (4.6)%		(1,615,248)
Total Net Assets - 100.0%		$35,051,703

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	$9,647,956	$939,585
Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	9,303,020	929,256
						$18,950,976	$1,868,841
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.03% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	$18,910,235	$(1,335,699)
Goldman Sachs International	GS Equity Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	18,910,235	(1,347,442)
						$37,820,470	$(2,683,141)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Boise Cascade Co.	781	1.03%	$40,700
Mueller Industries, Inc.	1,472	0.72%	22,333
Snap-on, Inc.	322	0.96%	21,117
Acuity Brands, Inc.	489	1.04%	17,322
UFP Industries, Inc.	407	0.53%	16,836
TD SYNNEX Corp.	878	0.98%	11,593
Terex Corp.	1,333	0.79%	11,382
Encore Wire Corp.	222	0.49%	10,250
Scorpio Tankers, Inc.	746	0.47%	9,604
Apogee Enterprises, Inc.	1,646	0.91%	9,537
Owens Corning	320	0.49%	9,328
Donaldson Company, Inc.	1,464	0.99%	8,938
Middleby Corp.	652	0.99%	8,821
Builders FirstSource, Inc.	161	0.28%	7,192
Teekay Corp.	8,249	0.61%	7,074
Atkore, Inc.	234	0.39%	6,859
Teekay Tankers Ltd. — Class A	660	0.34%	6,489
Argan, Inc.	953	0.46%	6,069
Keysight Technologies, Inc.	275	0.45%	5,974
International Seaways, Inc.	1,684	0.79%	5,608
Ardmore Shipping Corp.	2,766	0.40%	5,255
Carlisle Companies, Inc.	233	0.75%	5,075
Griffon Corp.	388	0.25%	4,449
EnerSys	374	0.39%	3,544
Huntington Ingalls Industries, Inc.	147	0.40%	2,781
Insteel Industries, Inc.	506	0.20%	2,674
Garmin Ltd.	548	0.73%	2,389
Brady Corp. — Class A	1,144	0.70%	1,944
AGCO Corp.	478	0.60%	1,662
A O Smith Corp.	270	0.23%	1,460
Vontier Corp.	933	0.33%	273
Lindsay Corp.	212	0.28%	(1,913)
Total Industrial			272,619
Communications
InterDigital, Inc.	887	1.00%	23,466
IDT Corp. — Class B	1,714	0.61%	17,889
AT&T, Inc.	4,679	0.81%	8,881
Yelp, Inc. — Class A	1,990	0.98%	7,445
T-Mobile US, Inc.	510	0.85%	7,184
Verizon Communications, Inc.	2,040	0.80%	6,158
Juniper Networks, Inc.	2,809	0.86%	6,045
Meta Platforms, Inc. — Class A	128	0.47%	5,158
eBay, Inc.	1,111	0.50%	5,116
Shutterstock, Inc.	739	0.37%	4,903
A10 Networks, Inc.	1,417	0.19%	2,231
Cargurus, Inc.	821	0.21%	1,842
Cisco Systems, Inc.	1,879	0.98%	307
TEGNA, Inc.	4,483	0.71%	216
Gogo, Inc.	2,660	0.28%	(1,129)
Ciena Corp.	697	0.33%	(1,266)
Spok Holdings, Inc.	1,245	0.20%	(1,395)
VeriSign, Inc.	395	0.84%	(1,692)
Fox Corp. — Class A	3,240	1.00%	(3,384)
Ooma, Inc.	3,342	0.37%	(4,005)
Total Communications			83,970
Financial
MGIC Investment Corp.	5,053	1.01%	24,590
Ambac Financial Group, Inc.	6,061	1.04%	20,604
Essent Group Ltd.	1,824	1.00%	16,156
SouthState Corp.	545	0.48%	9,875
International Bancshares Corp.	953	0.54%	9,362
Walker & Dunlop, Inc.	426	0.49%	8,528
Radian Group, Inc.	3,328	0.98%	8,015
Preferred Bank/Los Angeles CA	275	0.21%	7,397
Jackson Financial, Inc. — Class A	989	0.52%	2,921
Interactive Brokers Group, Inc. — Class A	763	0.66%	2,892
Affiliated Managers Group, Inc.	159	0.25%	2,236
Enact Holdings, Inc.	1,608	0.48%	1,541
Mr Cooper Group, Inc.	608	0.41%	1,274
Equity Commonwealth	4,701	0.94%	134
Total Financial			115,525
Consumer, Non-cyclical
Perdoceo Education Corp.	2,689	0.49%	18,856
Innoviva, Inc.	4,485	0.75%	17,522
Exelixis, Inc.	2,386	0.59%	15,562
Viatris, Inc.	9,406	1.06%	10,936
Dynavax Technologies Corp.	3,280	0.48%	6,834
Premier, Inc. — Class A	2,933	0.68%	5,946
Merck & Company, Inc.	855	0.97%	4,831
Biogen, Inc.	216	0.58%	4,693
Gilead Sciences, Inc.	1,157	0.97%	3,578
Neurocrine Biosciences, Inc.	154	0.21%	2,381
Alarm.com Holdings, Inc.	318	0.21%	2,365
Molina Healthcare, Inc.	84	0.31%	2,135
Ingredion, Inc.	844	0.95%	2,043
Centene Corp.	360	0.28%	1,962
Alkermes plc	695	0.20%	1,752
Hologic, Inc.	1,271	0.94%	1,382
Baxter International, Inc.	689	0.28%	1,219
Thermo Fisher Scientific, Inc.	36	0.20%	1,214
PayPal Holdings, Inc.	503	0.32%	987
Supernus Pharmaceuticals, Inc.	642	0.19%	568
Humana, Inc.	61	0.29%	(573)
Cross Country Healthcare, Inc.	1,099	0.26%	(866)
United Therapeutics Corp.	251	0.57%	(891)
Johnson & Johnson	564	0.92%	(1,284)
Halozyme Therapeutics, Inc.	445	0.17%	(1,341)
Royalty Pharma plc — Class A	1,623	0.47%	(2,519)
Organon & Co.	1,530	0.23%	(3,799)
Incyte Corp.	1,624	1.06%	(3,895)
Pfizer, Inc.	3,316	0.99%	(8,063)
Bristol-Myers Squibb Co.	1,911	1.02%	(17,959)
Total Consumer, Non-cyclical			65,576

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Toll Brothers, Inc.	1,027	1.09%	$31,721
Meritage Homes Corp.	530	0.96%	25,405
M/I Homes, Inc.	500	0.71%	24,996
PulteGroup, Inc.	871	0.93%	22,070
Allison Transmission Holdings, Inc.	1,610	0.97%	21,727
DR Horton, Inc.	606	0.95%	20,209
Brunswick Corp.	928	0.93%	18,841
NVR, Inc.	14	1.02%	14,888
MSC Industrial Direct Company, Inc. — Class A	920	0.97%	12,237
KB Home	880	0.57%	12,178
Lennar Corp. — Class A	339	0.52%	11,060
Taylor Morrison Home Corp. — Class A	942	0.52%	10,271
Tri Pointe Homes, Inc.	900	0.33%	6,635
Standard Motor Products, Inc.	1,592	0.66%	6,410
PACCAR, Inc.	468	0.47%	6,256
Cummins, Inc.	648	1.61%	6,159
Patrick Industries, Inc.	258	0.27%	3,621
AutoNation, Inc.	310	0.48%	3,481
Monarch Casino & Resort, Inc.	1,021	0.73%	3,233
Home Depot, Inc.	56	0.20%	3,030
General Motors Co.	1,139	0.42%	3,023
Ethan Allen Interiors, Inc.	653	0.22%	2,418
Gentex Corp.	1,219	0.41%	2,062
Golden Entertainment, Inc.	577	0.24%	1,488
BorgWarner, Inc.	755	0.28%	1,080
Malibu Boats, Inc. — Class A	467	0.27%	553
Caleres, Inc.	575	0.18%	(500)
Starbucks Corp.	924	0.92%	(1,571)
MasterCraft Boat Holdings, Inc.	1,172	0.28%	(1,924)
Polaris, Inc.	701	0.69%	(10,430)
Total Consumer, Cyclical			260,627
Technology
Photronics, Inc.	1,726	0.56%	18,857
International Business Machines Corp.	559	0.95%	11,015
QUALCOMM, Inc.	698	1.05%	10,665
Skyworks Solutions, Inc.	387	0.45%	8,890
Amdocs Ltd.	1,057	0.96%	6,576
Dropbox, Inc. — Class A	2,623	0.80%	5,288
Cirrus Logic, Inc.	813	0.70%	5,154
Hewlett Packard Enterprise Co.	2,995	0.53%	4,192
Bandwidth, Inc. — Class A	1,555	0.23%	4,132
Microsoft Corp.	151	0.59%	4,093
Amkor Technology, Inc.	770	0.27%	3,767
Insight Enterprises, Inc.	250	0.46%	2,896
Applied Materials, Inc.	154	0.26%	2,237
Immersion Corp.	7,507	0.55%	1,490
Genpact Ltd.	1,873	0.67%	(200)
NetApp, Inc.	278	0.25%	(545)
DXC Technology Co.	760	0.18%	(649)
Veradigm, Inc.	2,249	0.24%	(4,923)
Total Technology			82,935
Utilities
Evergy, Inc.	3,470	1.88%	4,861
Public Service Enterprise Group, Inc.	1,409	0.89%	3,412
Atmos Energy Corp.	785	0.94%	3,161
PPL Corp.	3,387	0.95%	2,125
Xcel Energy, Inc.	1,459	0.94%	938
National Fuel Gas Co.	1,747	0.91%	(7,309)
Total Utilities			7,188
Energy
Marathon Petroleum Corp.	599	0.92%	10,646
Cheniere Energy, Inc.	455	0.81%	8,038
Valero Energy Corp.	715	0.96%	7,807
PBF Energy, Inc. — Class A	965	0.44%	2,513
SolarEdge Technologies, Inc.	212	0.21%	1,816
NOW, Inc.	1,757	0.21%	1,358
EOG Resources, Inc.	732	0.92%	(1,494)
CVR Energy, Inc.	1,313	0.41%	(1,631)
Liberty Energy, Inc. — Class A	2,293	0.43%	(4,471)
CNX Resources Corp.	2,219	0.46%	(4,888)
SandRidge Energy, Inc.	2,438	0.35%	(5,187)
Total Energy			14,507
Basic Materials
NewMarket Corp.	168	0.95%	33,330
Sylvamo Corp.	720	0.37%	(2,406)
Total Basic Materials			30,924
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	2,234	0.57%	5,714
Total MS Equity Long Custom Basket			$939,585

MS EQUITY SHORT CUSTOM BASKET
Utilities
AES Corp.	14,264	(1.45)%	20,200
Portland General Electric Co.	6,053	(1.39)%	19,523
California Water Service Group	4,899	(1.34)%	(4,990)
PG&E Corp.	14,650	(1.40)%	(10,340)
Southwest Gas Holdings, Inc.	4,199	(1.41)%	(15,994)
Eversource Energy	4,206	(1.37)%	(20,342)
UGI Corp.	11,262	(1.47)%	(21,702)
Total Utilities			(33,645)
Consumer, Non-cyclical
TreeHouse Foods, Inc.	5,314	(1.16)%	30,078
Avis Budget Group, Inc.	541	(0.51)%	9,588
Grocery Outlet Holding Corp.	3,193	(0.46)%	7,242
Clorox Co.	1,276	(0.96)%	1,632
GE HealthCare Technologies, Inc.	0	0.00%	(2)
Utz Brands, Inc.	11,542	(0.99)%	(9,198)
Booz Allen Hamilton Holding Corp.	1,006	(0.68)%	(10,495)
RB Global, Inc.	2,582	(0.91)%	(12,414)
ICF International, Inc.	608	(0.43)%	(14,918)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Cintas Corp.	326	(1.04)%	$(16,092)
Insmed, Inc.	4,399	(0.72)%	(18,624)
U-Haul Holding Co.	1,415	(0.54)%	(18,734)
TransUnion	2,240	(0.81)%	(19,365)
Neogen Corp.	10,370	(1.10)%	(25,337)
Affirm Holdings, Inc.	1,125	(0.29)%	(27,699)
Pilgrim's Pride Corp.	8,840	(1.29)%	(32,667)
Rollins, Inc.	5,788	(1.34)%	(34,544)
Equifax, Inc.	1,149	(1.50)%	(55,531)
Total Consumer, Non-cyclical			(247,080)
Financial
Kennedy-Wilson Holdings, Inc.	21,403	(1.40)%	76,942
Sun Communities, Inc.	1,690	(1.19)%	59,868
Americold Realty Trust, Inc.	7,705	(1.23)%	25,642
Rexford Industrial Realty, Inc.	3,442	(1.02)%	18,472
American Tower Corp. — Class A	749	(0.86)%	16,156
New York Mortgage Trust, Inc.	18,564	(0.84)%	10,083
Raymond James Financial, Inc.	1,626	(0.96)%	6,325
UMH Properties, Inc.	9,929	(0.80)%	3,542
Ellington Financial, Inc.	12,440	(0.84)%	3,015
COPT Defense Properties	2,025	(0.27)%	(216)
Equinix, Inc.	265	(1.13)%	(1,479)
Alexander & Baldwin, Inc.	8,291	(0.83)%	(2,252)
Veris Residential, Inc.	6,615	(0.55)%	(3,785)
Invitation Homes, Inc.	2,899	(0.52)%	(6,110)
Rayonier, Inc.	4,360	(0.77)%	(9,473)
Apartment Investment and Management Co. — Class A	18,381	(0.76)%	(11,361)
PotlatchDeltic Corp.	3,807	(0.99)%	(11,827)
Ventas, Inc.	1,876	(0.49)%	(14,339)
Digital Realty Trust, Inc.	1,314	(0.94)%	(16,876)
Brighthouse Financial, Inc.	4,811	(1.35)%	(18,798)
Air Lease Corp. — Class A	3,653	(0.81)%	(22,201)
Carlyle Group, Inc.	4,770	(1.03)%	(25,202)
BOK Financial Corp.	3,371	(1.53)%	(25,228)
Welltower, Inc.	2,489	(1.19)%	(29,569)
TFS Financial Corp.	18,617	(1.45)%	(29,801)
Citigroup, Inc.	4,151	(1.13)%	(30,784)
Marcus & Millichap, Inc.	4,838	(1.12)%	(38,291)
Jones Lang LaSalle, Inc.	1,239	(1.24)%	(40,349)
Howard Hughes Holdings, Inc.	2,950	(1.33)%	(49,157)
Popular, Inc.	3,333	(1.45)%	(50,690)
CBRE Group, Inc. — Class A	3,139	(1.55)%	(67,426)
PennyMac Financial Services, Inc.	2,688	(1.26)%	(67,906)
KKR & Company, Inc. — Class A	3,413	(1.50)%	(88,171)
Total Financial			(441,246)
Basic Materials
Piedmont Lithium, Inc.	5,791	(0.86)%	72,598
Hecla Mining Co.	25,907	(0.66)%	25,898
Kaiser Aluminum Corp.	2,172	(0.82)%	13,161
Novagold Resources, Inc.	34,156	(0.68)%	12,948
Compass Minerals International, Inc.	3,237	(0.43)%	(2,209)
Tronox Holdings plc — Class A	7,332	(0.55)%	(5,883)
ATI, Inc.	2,051	(0.49)%	(6,540)
Schnitzer Steel Industries, Inc. — Class A	2,819	(0.45)%	(10,536)
Linde plc	630	(1.37)%	(13,156)
Element Solutions, Inc.	7,895	(0.97)%	(17,318)
Celanese Corp. — Class A	1,462	(1.20)%	(19,932)
Chemours Co.	4,811	(0.80)%	(26,244)
Ecolab, Inc.	1,093	(1.15)%	(30,237)
Carpenter Technology Corp.	1,679	(0.63)%	(39,595)
Stepan Co.	2,996	(1.50)%	(57,734)
Century Aluminum Co.	17,390	(1.12)%	(86,651)
Total Basic Materials			(191,430)
Consumer, Cyclical
Life Time Group Holdings, Inc.	6,210	(0.50)%	7,159
Topgolf Callaway Brands Corp.	14,533	(1.10)%	3,464
Walgreens Boots Alliance, Inc.	8,633	(1.19)%	(226)
Tesla, Inc.	218	(0.29)%	(2,942)
Allegiant Travel Co. — Class A	1,043	(0.46)%	(9,480)
Floor & Decor Holdings, Inc. — Class A	1,346	(0.79)%	(17,805)
Lithia Motors, Inc. — Class A	411	(0.72)%	(18,584)
Shake Shack, Inc. — Class A	2,095	(0.82)%	(20,657)
CarMax, Inc.	2,862	(1.16)%	(33,787)
Total Consumer, Cyclical			(92,858)
Energy
NOV, Inc.	6,594	(0.71)%	11,786
Noble Corporation plc	1,967	(0.50)%	1,230
Dril-Quip, Inc.	4,007	(0.49)%	(3,603)
Sitio Royalties Corp. — Class A	3,517	(0.44)%	(5,109)
TechnipFMC plc	8,974	(0.96)%	(7,755)
Valaris Ltd.	3,277	(1.19)%	(10,412)
Archrock, Inc.	11,180	(0.91)%	(29,292)
Total Energy			(43,155)
Industrial
Knight-Swift Transportation Holdings, Inc.	1,876	(0.57)%	(1,340)
Werner Enterprises, Inc.	2,277	(0.51)%	(2,979)
RXO, Inc.	5,971	(0.73)%	(7,998)
Stericycle, Inc.	1,923	(0.50)%	(8,848)
GATX Corp.	1,567	(1.00)%	(11,275)
Vulcan Materials Co.	915	(1.10)%	(16,632)
Trinity Industries, Inc.	9,425	(1.33)%	(30,811)
Casella Waste Systems, Inc. — Class A	2,959	(1.34)%	(41,299)
Boeing Co.	848	(1.17)%	(57,768)
Total Industrial			(178,950)
Technology
KBR, Inc.	2,562	(0.75)%	15,014
Paycor HCM, Inc.	9,710	(1.11)%	9,023

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ceridian HCM Holding, Inc.	2,884	(1.02)%	$(7,536)
Parsons Corp.	2,484	(0.82)%	(19,342)
Evolent Health, Inc. — Class A	5,729	(1.00)%	(27,005)
HashiCorp, Inc. — Class A	7,346	(0.92)%	(33,211)
Braze, Inc. — Class A	3,651	(1.03)%	(36,213)
Total Technology			(99,270)
Communications
DoorDash, Inc. — Class A	351	(0.18)%	(3,642)
Roku, Inc.	326	(0.16)%	(4,423)
Total Communications			(8,065)
Total MS Equity Short Custom Basket			$(1,335,699)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Boise Cascade Co.	781	1.06%	$40,732
Mueller Industries, Inc.	1,472	0.75%	22,341
Snap-on, Inc.	322	1.00%	21,105
Acuity Brands, Inc.	489	1.08%	17,426
UFP Industries, Inc.	407	0.55%	16,832
TD SYNNEX Corp.	878	1.02%	11,809
Terex Corp.	1,333	0.82%	11,704
Encore Wire Corp.	222	0.51%	10,242
Scorpio Tankers, Inc.	746	0.49%	9,630
Apogee Enterprises, Inc.	1,646	0.94%	9,518
Owens Corning	320	0.51%	9,451
Donaldson Company, Inc.	1,464	1.03%	9,014
Middleby Corp.	652	1.03%	8,855
Builders FirstSource, Inc.	161	0.29%	7,239
Teekay Corp.	8,249	0.63%	6,967
Atkore, Inc.	234	0.40%	6,850
Teekay Tankers Ltd. — Class A	660	0.35%	6,450
Argan, Inc.	953	0.48%	6,180
Keysight Technologies, Inc.	275	0.47%	5,997
International Seaways, Inc.	1,684	0.82%	5,467
Carlisle Companies, Inc.	233	0.78%	5,166
Ardmore Shipping Corp.	2,766	0.42%	5,131
Griffon Corp.	388	0.25%	4,427
EnerSys	374	0.41%	3,552
Huntington Ingalls Industries, Inc.	147	0.41%	2,873
Insteel Industries, Inc.	506	0.21%	2,636
Garmin Ltd.	548	0.76%	2,453
Brady Corp. — Class A	1,144	0.72%	1,899
AGCO Corp.	478	0.62%	1,620
A O Smith Corp.	270	0.24%	1,465
Vontier Corp.	933	0.35%	284
Lindsay Corp.	212	0.29%	(1,878)
Total Industrial			273,437
Communications
InterDigital, Inc.	887	1.03%	23,535
IDT Corp. — Class B	1,714	0.63%	17,843
AT&T, Inc.	4,679	0.84%	8,857
Yelp, Inc. — Class A	1,990	1.01%	7,363
T-Mobile US, Inc.	510	0.88%	7,149
Verizon Communications, Inc.	2,040	0.83%	6,030
Juniper Networks, Inc.	2,809	0.89%	6,029
Meta Platforms, Inc. — Class A	128	0.49%	5,195
eBay, Inc.	1,111	0.52%	5,041
Shutterstock, Inc.	739	0.38%	4,930
A10 Networks, Inc.	1,417	0.20%	2,035
Cargurus, Inc.	821	0.21%	1,828
Cisco Systems, Inc.	1,879	1.02%	368
TEGNA, Inc.	4,483	0.74%	339
Gogo, Inc.	2,660	0.29%	(1,037)
Ciena Corp.	697	0.34%	(1,277)
Spok Holdings, Inc.	1,245	0.21%	(1,649)
VeriSign, Inc.	395	0.87%	(1,751)
Fox Corp. — Class A	3,240	1.03%	(3,458)
Ooma, Inc.	3,342	0.39%	(3,947)
Total Communications			83,423
Financial
MGIC Investment Corp.	5,053	1.05%	24,590
Ambac Financial Group, Inc.	6,061	1.07%	20,598
Essent Group Ltd.	1,824	1.03%	16,242
SouthState Corp.	545	0.49%	10,165
International Bancshares Corp.	953	0.56%	9,395
Walker & Dunlop, Inc.	426	0.51%	8,320
Radian Group, Inc.	3,328	1.02%	8,146
Preferred Bank/Los Angeles CA	275	0.22%	7,391
Interactive Brokers Group, Inc. — Class A	763	0.68%	2,974
Jackson Financial, Inc. — Class A	989	0.54%	2,794
Affiliated Managers Group, Inc.	159	0.26%	2,233
Enact Holdings, Inc.	1,608	0.50%	1,584
Mr Cooper Group, Inc.	608	0.43%	1,275
Equity Commonwealth	4,701	0.97%	68
Total Financial			115,775
Consumer, Non-cyclical
Perdoceo Education Corp.	2,689	0.51%	18,815
Innoviva, Inc.	4,485	0.77%	17,560
Exelixis, Inc.	2,386	0.62%	15,654
Viatris, Inc.	9,406	1.09%	11,297
Dynavax Technologies Corp.	3,280	0.49%	6,868
Premier, Inc. — Class A	2,933	0.70%	5,657
Merck & Company, Inc.	855	1.00%	4,864
Biogen, Inc.	216	0.60%	4,814
Gilead Sciences, Inc.	1,157	1.01%	3,874
Alarm.com Holdings, Inc.	318	0.22%	2,426
Neurocrine Biosciences, Inc.	154	0.22%	2,375
Molina Healthcare, Inc.	84	0.33%	2,252
Centene Corp.	360	0.29%	1,990
Ingredion, Inc.	844	0.98%	1,913
Alkermes plc	695	0.21%	1,736
Hologic, Inc.	1,271	0.98%	1,421
Baxter International, Inc.	689	0.29%	1,235
Thermo Fisher Scientific, Inc.	36	0.21%	1,214
PayPal Holdings, Inc.	503	0.33%	977
Supernus Pharmaceuticals, Inc.	642	0.20%	589
Humana, Inc.	61	0.30%	(728)
United Therapeutics Corp.	251	0.59%	(795)
Cross Country Healthcare, Inc.	1,099	0.27%	(1,152)
Johnson & Johnson	564	0.95%	(1,276)
Halozyme Therapeutics, Inc.	445	0.18%	(1,392)
Royalty Pharma plc — Class A	1,623	0.49%	(2,529)
Incyte Corp.	1,624	1.10%	(3,695)
Organon & Co.	1,530	0.24%	(3,910)
Pfizer, Inc.	3,316	1.03%	(8,099)
Bristol-Myers Squibb Co.	1,911	1.05%	(17,896)
Total Consumer, Non-cyclical			66,059

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Toll Brothers, Inc.	1,027	1.13%	$31,919
Meritage Homes Corp.	530	0.99%	25,431
M/I Homes, Inc.	500	0.74%	25,083
PulteGroup, Inc.	871	0.97%	22,170
Allison Transmission Holdings, Inc.	1,610	1.01%	21,705
DR Horton, Inc.	606	0.99%	20,211
Brunswick Corp.	928	0.97%	18,917
NVR, Inc.	14	1.05%	14,842
MSC Industrial Direct Company, Inc. — Class A	920	1.00%	12,197
KB Home	880	0.59%	12,054
Lennar Corp. — Class A	339	0.54%	11,214
Taylor Morrison Home Corp. — Class A	942	0.54%	10,282
Tri Pointe Homes, Inc.	900	0.34%	6,692
Standard Motor Products, Inc.	1,592	0.68%	6,357
PACCAR, Inc.	468	0.49%	6,244
Patrick Industries, Inc.	258	0.28%	3,643
AutoNation, Inc.	310	0.50%	3,503
Monarch Casino & Resort, Inc.	1,021	0.76%	3,153
Home Depot, Inc.	56	0.21%	3,050
General Motors Co.	1,139	0.44%	3,033
Ethan Allen Interiors, Inc.	653	0.22%	2,363
Gentex Corp.	1,219	0.43%	2,027
Golden Entertainment, Inc.	577	0.25%	1,514
BorgWarner, Inc.	755	0.29%	1,066
Malibu Boats, Inc. — Class A	467	0.28%	495
Caleres, Inc.	575	0.19%	(424)
Starbucks Corp.	924	0.95%	(1,606)
MasterCraft Boat Holdings, Inc.	1,172	0.29%	(1,974)
Polaris, Inc.	701	0.71%	(10,442)
Total Consumer, Cyclical			254,719
Technology
Photronics, Inc.	1,726	0.58%	18,902
International Business Machines Corp.	559	0.98%	10,987
QUALCOMM, Inc.	698	1.09%	10,594
Skyworks Solutions, Inc.	387	0.47%	8,957
Amdocs Ltd.	1,057	1.00%	6,574
Cirrus Logic, Inc.	813	0.73%	5,297
Dropbox, Inc. — Class A	2,623	0.83%	5,251
Hewlett Packard Enterprise Co.	2,995	0.55%	4,232
Bandwidth, Inc. — Class A	1,555	0.24%	4,202
Microsoft Corp.	151	0.61%	4,091
Amkor Technology, Inc.	770	0.28%	3,807
Insight Enterprises, Inc.	250	0.48%	2,871
Applied Materials, Inc.	154	0.27%	2,253
Immersion Corp.	7,507	0.57%	1,435
Genpact Ltd.	1,873	0.70%	(462)
NetApp, Inc.	278	0.26%	(553)
DXC Technology Co.	760	0.19%	(654)
Veradigm, Inc.	2,249	0.25%	(4,959)
Total Technology			82,825
Utilities
Public Service Enterprise Group, Inc.	1,409	0.93%	3,564
Atmos Energy Corp.	785	0.98%	3,261
PPL Corp.	3,387	0.99%	2,017
Xcel Energy, Inc.	1,459	0.97%	896
National Fuel Gas Co.	1,747	0.94%	(7,330)
Total Utilities			2,408
Energy
Marathon Petroleum Corp.	599	0.96%	10,660
Cheniere Energy, Inc.	455	0.83%	7,991
Valero Energy Corp.	715	1.00%	7,804
PBF Energy, Inc. — Class A	965	0.46%	2,475
SolarEdge Technologies, Inc.	212	0.21%	1,820
NOW, Inc.	1,757	0.21%	1,427
EOG Resources, Inc.	732	0.95%	(1,562)
CVR Energy, Inc.	1,313	0.43%	(1,689)
Liberty Energy, Inc. — Class A	2,293	0.45%	(4,477)
CNX Resources Corp.	2,219	0.48%	(4,992)
SandRidge Energy, Inc.	2,438	0.36%	(5,175)
Total Energy			14,282
Basic Materials
NewMarket Corp.	168	0.99%	33,429
Sylvamo Corp.	720	0.38%	(2,149)
Total Basic Materials			31,280
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,888	0.50%	5,048
Total GS Equity Long Custom Basket			$929,256

GS EQUITY SHORT CUSTOM BASKET
Utilities
AES Corp.	14,264	(1.41)%	21,727
Portland General Electric Co.	6,053	(1.39)%	19,544
California Water Service Group	4,899	(1.34)%	(5,149)
PG&E Corp.	14,650	(1.40)%	(10,136)
Southwest Gas Holdings, Inc.	4,199	(1.41)%	(16,298)
Eversource Energy	4,206	(1.37)%	(21,167)
UGI Corp.	11,262	(1.47)%	(23,098)
Total Utilities			(34,577)
Consumer, Non-cyclical
TreeHouse Foods, Inc.	5,314	(1.16)%	29,498
Avis Budget Group, Inc.	541	(0.51)%	9,921
Grocery Outlet Holding Corp.	3,193	(0.46)%	7,425
Clorox Co.	1,276	(0.96)%	1,472
Utz Brands, Inc.	11,542	(0.99)%	(9,096)
Booz Allen Hamilton Holding Corp.	1,006	(0.68)%	(10,400)
RB Global, Inc.	2,582	(0.91)%	(12,663)
ICF International, Inc.	608	(0.43)%	(14,971)
Cintas Corp.	326	(1.04)%	(15,966)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
U-Haul Holding Co.	1,415	(0.54)%	$(18,703)
Insmed, Inc.	4,399	(0.72)%	(18,725)
TransUnion	2,240	(0.81)%	(19,458)
Neogen Corp.	10,370	(1.10)%	(26,064)
Affirm Holdings, Inc.	1,125	(0.29)%	(27,751)
Pilgrim's Pride Corp.	8,840	(1.29)%	(32,676)
Rollins, Inc.	5,788	(1.34)%	(34,134)
Equifax, Inc.	1,149	(1.50)%	(54,891)
Total Consumer, Non-cyclical			(247,182)
Financial
Kennedy-Wilson Holdings, Inc.	21,403	(1.40)%	76,039
Sun Communities, Inc.	1,690	(1.19)%	59,619
Americold Realty Trust, Inc.	7,705	(1.23)%	25,227
Rexford Industrial Realty, Inc.	3,442	(1.02)%	18,041
American Tower Corp. — Class A	749	(0.86)%	16,297
New York Mortgage Trust, Inc.	18,564	(0.84)%	9,848
Raymond James Financial, Inc.	1,626	(0.96)%	6,051
UMH Properties, Inc.	9,929	(0.80)%	3,679
Ellington Financial, Inc.	12,440	(0.84)%	3,019
COPT Defense Properties	2,025	(0.27)%	(182)
Equinix, Inc.	265	(1.13)%	(1,596)
Alexander & Baldwin, Inc.	8,291	(0.83)%	(2,355)
Veris Residential, Inc.	6,615	(0.55)%	(4,025)
Invitation Homes, Inc.	2,899	(0.52)%	(6,085)
Rayonier, Inc.	4,360	(0.77)%	(9,758)
Apartment Investment and Management Co. — Class A	18,381	(0.76)%	(11,549)
PotlatchDeltic Corp.	3,807	(0.99)%	(11,916)
Ventas, Inc.	1,876	(0.49)%	(14,796)
Digital Realty Trust, Inc.	1,314	(0.94)%	(17,005)
Brighthouse Financial, Inc.	4,811	(1.35)%	(19,312)
Air Lease Corp. — Class A	3,653	(0.81)%	(22,223)
BOK Financial Corp.	3,371	(1.53)%	(25,331)
Carlyle Group, Inc.	4,770	(1.03)%	(25,830)
Welltower, Inc.	2,489	(1.19)%	(29,706)
TFS Financial Corp.	18,617	(1.45)%	(30,035)
Citigroup, Inc.	4,151	(1.13)%	(30,853)
Marcus & Millichap, Inc.	4,838	(1.12)%	(38,453)
Jones Lang LaSalle, Inc.	1,239	(1.24)%	(40,539)
Howard Hughes Holdings, Inc.	2,950	(1.33)%	(48,951)
Popular, Inc.	3,333	(1.45)%	(51,167)
CBRE Group, Inc. — Class A	3,139	(1.55)%	(67,452)
PennyMac Financial Services, Inc.	2,688	(1.26)%	(68,040)
KKR & Company, Inc. — Class A	3,413	(1.50)%	(88,133)
Total Financial			(447,472)
Basic Materials
Piedmont Lithium, Inc.	5,791	(0.86)%	72,061
Hecla Mining Co.	25,907	(0.66)%	26,026
Kaiser Aluminum Corp.	2,172	(0.82)%	13,177
Novagold Resources, Inc.	34,156	(0.68)%	12,843
Compass Minerals International, Inc.	3,237	(0.43)%	(2,677)
Tronox Holdings plc — Class A	7,332	(0.55)%	(6,209)
ATI, Inc.	2,051	(0.49)%	(6,337)
Schnitzer Steel Industries, Inc. — Class A	2,819	(0.45)%	(10,544)
Linde plc	630	(1.37)%	(12,974)
Element Solutions, Inc.	7,895	(0.97)%	(17,326)
Celanese Corp. — Class A	1,462	(1.20)%	(20,094)
Chemours Co.	4,811	(0.80)%	(26,151)
Ecolab, Inc.	1,093	(1.15)%	(30,383)
Carpenter Technology Corp.	1,679	(0.63)%	(39,656)
Stepan Co.	2,996	(1.50)%	(57,712)
Century Aluminum Co.	17,390	(1.12)%	(87,388)
Total Basic Materials			(193,344)
Consumer, Cyclical
Life Time Group Holdings, Inc.	6,210	(0.50)%	6,922
Topgolf Callaway Brands Corp.	14,533	(1.10)%	2,620
Walgreens Boots Alliance, Inc.	8,633	(1.19)%	(13)
Tesla, Inc.	218	(0.29)%	(2,999)
Allegiant Travel Co. — Class A	1,043	(0.46)%	(9,876)
Floor & Decor Holdings, Inc. — Class A	1,346	(0.79)%	(16,801)
Lithia Motors, Inc. — Class A	411	(0.72)%	(18,550)
Shake Shack, Inc. — Class A	2,095	(0.82)%	(20,865)
CarMax, Inc.	2,862	(1.16)%	(33,994)
Total Consumer, Cyclical			(93,556)
Energy
NOV, Inc.	6,594	(0.71)%	11,834
Noble Corporation plc	1,967	(0.50)%	1,168
Dril-Quip, Inc.	4,007	(0.49)%	(3,590)
Sitio Royalties Corp. — Class A	3,517	(0.44)%	(5,375)
TechnipFMC plc	8,974	(0.96)%	(7,675)
Valaris Ltd.	3,277	(1.19)%	(10,430)
Archrock, Inc.	11,180	(0.91)%	(29,619)
Total Energy			(43,687)
Industrial
Knight-Swift Transportation Holdings, Inc.	1,875	(0.57)%	(1,386)
Werner Enterprises, Inc.	2,277	(0.51)%	(2,905)
RXO, Inc.	5,971	(0.73)%	(8,585)
Stericycle, Inc.	1,923	(0.50)%	(9,126)
GATX Corp.	1,567	(1.00)%	(11,505)
Vulcan Materials Co.	915	(1.10)%	(16,291)
Trinity Industries, Inc.	9,425	(1.33)%	(30,578)
Casella Waste Systems, Inc. — Class A	2,959	(1.34)%	(41,262)
Boeing Co.	848	(1.17)%	(57,648)
Total Industrial			(179,286)
Technology
KBR, Inc.	2,562	(0.75)%	15,113
Paycor HCM, Inc.	9,710	(1.11)%	8,896

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ceridian HCM Holding, Inc.	2,884	(1.02)%	$(7,940)
Parsons Corp.	2,484	(0.82)%	(19,326)
Evolent Health, Inc. — Class A	5,729	(1.00)%	(26,986)
HashiCorp, Inc. — Class A	7,346	(0.92)%	(33,890)
Braze, Inc. — Class A	3,651	(1.03)%	(36,100)
Total Technology			(100,233)
Communications
DoorDash, Inc. — Class A	351	(0.18)%	(3,612)
Roku, Inc.	326	(0.16)%	(4,493)
Total Communications			(8,105)
Total GS Equity Short Custom Basket			$(1,347,442)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at December 31, 2023.
[2]	Rate indicated is the 7-day yield as of December 31, 2023.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,041,175	$—	$—	$35,041,175
Money Market Fund	1,625,776	—	—	1,625,776
Equity Custom Basket Swap Agreements**	—	1,868,841	—	1,868,841
Total Assets	$36,666,951	$1,868,841	$—	$38,535,792

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$2,683,141	$—	$2,683,141

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.8%
Technology - 27.8%
Microsoft Corp.	34,539	$12,988,045
Apple, Inc.	66,567	12,816,145
NVIDIA Corp.	7,225	3,577,965
Broadcom, Inc.	2,824	3,151,966
Cognizant Technology Solutions Corp. — Class A	26,492	2,000,941
QUALCOMM, Inc.	13,669	1,976,948
Cadence Design Systems, Inc.*	6,981	1,901,415
Applied Materials, Inc.	9,760	1,581,803
Cirrus Logic, Inc.*	18,440	1,534,024
ServiceNow, Inc.*	2,131	1,505,530
Dropbox, Inc. — Class A*	50,171	1,479,041
NetApp, Inc.	16,254	1,432,953
Texas Instruments, Inc.	8,231	1,403,056
Dell Technologies, Inc. — Class C	15,009	1,148,188
Crowdstrike Holdings, Inc. — Class A*	4,037	1,030,727
Workday, Inc. — Class A*	3,470	957,928
Manhattan Associates, Inc.*	4,159	895,516
KLA Corp.	991	576,068
Oracle Corp.	5,423	571,747
HP, Inc.	15,713	472,804
MongoDB, Inc.*	1,126	460,365
Hewlett Packard Enterprise Co.	24,755	420,340
Atlassian Corp. — Class A*	1,274	303,034
Salesforce, Inc.*	1,133	298,138
Adobe, Inc.*	470	280,402
Fortinet, Inc.*	2,997	175,414
Total Technology		54,940,503
Communications - 14.3%
Alphabet, Inc. — Class A*	43,052	6,013,934
Amazon.com, Inc.*	29,741	4,518,847
Cisco Systems, Inc.	49,732	2,512,460
Meta Platforms, Inc. — Class A*	6,924	2,450,819
Motorola Solutions, Inc.	7,525	2,356,002
Booking Holdings, Inc.*	641	2,273,768
eBay, Inc.	35,421	1,545,064
F5, Inc.*	8,347	1,493,946
VeriSign, Inc.*	6,708	1,381,580
T-Mobile US, Inc.	7,605	1,219,310
Arista Networks, Inc.*	4,125	971,479
Verizon Communications, Inc.	12,999	490,062
Comcast Corp. — Class A	8,283	363,210
Pinterest, Inc. — Class A*	6,616	245,057
FactSet Research Systems, Inc.	481	229,461
Palo Alto Networks, Inc.*	617	181,941
Total Communications		28,246,940
Industrial - 13.3%
Lockheed Martin Corp.	8,725	3,954,519
Illinois Tool Works, Inc.	12,825	3,359,380
Snap-on, Inc.	7,833	2,262,484
Deere & Co.	5,625	2,249,269
Amphenol Corp. — Class A	22,031	2,183,933
Caterpillar, Inc.	6,073	1,795,604
Masco Corp.	23,286	1,559,696
Owens Corning	9,622	1,426,269
General Dynamics Corp.	4,725	1,226,941
Keysight Technologies, Inc.*	7,570	1,204,311
Waste Management, Inc.	6,317	1,131,375
Avnet, Inc.	20,271	1,021,659
TD SYNNEX Corp.	8,640	929,750
United Parcel Service, Inc. — Class B	4,417	694,485
FedEx Corp.	1,584	400,704
Republic Services, Inc. — Class A	2,279	375,830
Arrow Electronics, Inc.*	2,739	334,843
Jabil, Inc.	1,857	236,582
Total Industrial		26,347,634
Financial - 13.2%
Berkshire Hathaway, Inc. — Class B*	12,365	4,410,101
Capital One Financial Corp.	23,685	3,105,577
Visa, Inc. — Class A	11,893	3,096,343
Hartford Financial Services Group, Inc.	34,787	2,796,179
JPMorgan Chase & Co.	14,919	2,537,722
Travelers Companies, Inc.	11,142	2,122,440
Progressive Corp.	13,064	2,080,834
Citigroup, Inc.	27,370	1,407,913
Cboe Global Markets, Inc.	5,840	1,042,791
Mastercard, Inc. — Class A	2,110	899,936
Ameriprise Financial, Inc.	1,382	524,925
Prudential Financial, Inc.	4,888	506,934
American Express Co.	2,548	477,342
Synchrony Financial	11,064	422,534
Aflac, Inc.	2,919	240,817
Bank of America Corp.	6,144	206,868
Toronto-Dominion Bank	3,024	195,411
Total Financial		26,074,667
Consumer, Non-cyclical - 12.3%
UnitedHealth Group, Inc.	6,329	3,332,029
Merck & Company, Inc.	21,218	2,313,186
Vertex Pharmaceuticals, Inc.*	5,061	2,059,270
McKesson Corp.	4,383	2,029,241
Bristol-Myers Squibb Co.	35,521	1,822,583
Gilead Sciences, Inc.	21,141	1,712,633
HCA Healthcare, Inc.	6,008	1,626,245
Amgen, Inc.	4,946	1,424,547
Biogen, Inc.*	4,745	1,227,864
Humana, Inc.	2,599	1,189,848
Colgate-Palmolive Co.	13,896	1,107,650
Regeneron Pharmaceuticals, Inc.*	1,053	924,839
United Therapeutics Corp.*	4,154	913,423
Pfizer, Inc.	23,377	673,024
United Rentals, Inc.	993	569,406
AbbVie, Inc.	3,552	550,454
PepsiCo, Inc.	1,680	285,331
Eli Lilly & Co.	485	282,716
Cigna Group	814	243,752
Total Consumer, Non-cyclical		24,288,041
Consumer, Cyclical - 12.1%
WW Grainger, Inc.	3,995	3,310,617
Home Depot, Inc.	8,436	2,923,496
Cummins, Inc.	10,721	2,568,430
Lowe's Companies, Inc.	10,181	2,265,781
Walmart, Inc.	10,720	1,690,008
DR Horton, Inc.	10,895	1,655,822
PulteGroup, Inc.	15,091	1,557,693
Brunswick Corp.	13,473	1,303,513

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 12.1% (continued)
Ulta Beauty, Inc.*	2,602	$1,274,954
Yum! Brands, Inc.	8,838	1,154,773
Gentex Corp.	34,341	1,121,577
AutoNation, Inc.*	6,312	947,936
Lear Corp.	5,891	831,868
Tesla, Inc.*	2,826	702,204
TJX Companies, Inc.	4,907	460,326
AutoZone, Inc.*	95	245,633
Total Consumer, Cyclical		24,014,631
Energy - 6.3%
Valero Energy Corp.	29,507	3,835,910
EOG Resources, Inc.	19,804	2,395,294
Cheniere Energy, Inc.	14,013	2,392,159
Chevron Corp.	13,996	2,087,644
Suncor Energy, Inc.	37,776	1,210,343
ConocoPhillips	4,903	569,091
Total Energy		12,490,441
Basic Materials - 0.5%
Reliance Steel & Aluminum Co.	3,488	975,524
Total Common Stocks
(Cost $170,641,675)		197,378,381

EXCHANGE-TRADED FUND† - 0.8%
SPDR S&P 500 ETF Trust	3,375	1,604,171
Total Exchange-Traded Fund
(Cost $1,462,073)		1,604,171

MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[1]	493,605	493,605
Total Money Market Fund
(Cost $493,605)		493,605
Total Investments - 100.8%
(Cost $172,597,353)		$199,476,157
Other Assets & Liabilities, net - (0.8)%		(1,673,654)
Total Net Assets - 100.0%		$197,802,503

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2023.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$197,378,381	$—	$—	$197,378,381
Exchange-Traded Fund	1,604,171	—	—	1,604,171
Money Market Fund	493,605	—	—	493,605
Total Assets	$199,476,157	$—	$—	$199,476,157

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Vacasa, Inc. — Class A*	1,596	$13,087
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	622,890	62
Industrial - 0.0%
Constar International Holdings LLC*,†††	68	–
Total Common Stocks
(Cost $318,203)		13,149

PREFERRED STOCKS†† - 1.4%
Financial - 1.4%
Charles Schwab Corp.
4.00%	8,500,000	6,713,383
Wells Fargo & Co.
3.90%	5,550,000	5,127,959
Bank of New York Mellon Corp.
3.75%	3,900,000	3,370,894
MetLife, Inc.
3.85%	3,520,000	3,332,026
JPMorgan Chase & Co.
3.65%[2]	2,350,000	2,150,565
Bank of America Corp.
6.13%	1,650,000	1,653,960
Markel Group, Inc.
6.00%	1,360,000	1,344,629
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	1,000,000	1,007,500
CNO Financial Group, Inc.
5.13% due 11/25/60	48,000	836,160
Depository Trust & Clearing Corp.
3.38%[2,3]	1,000,000	780,000
Assurant, Inc.
5.25% due 01/15/61	35,075	699,389
Lincoln National Corp.
9.25%[2]	63,000	68,760
First Republic Bank
4.25%	77,975	7,018
Total Financial		27,092,243
Industrial - 0.0%
Constar International Holdings LLC *,†††	7	–
Total Preferred Stocks
(Cost $32,627,086)		27,092,243

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	6,510	685
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,1	69,210	7
Total Warrants
(Cost $15,075)		692

MONEY MARKET FUNDS† - 3.6%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.25%[4]	37,954,009	37,954,009
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[4]	29,884,868	29,884,868
Total Money Market Funds
(Cost $67,838,877)		67,838,877

	Face Amount~
U.S. GOVERNMENT SECURITIES†† - 33.0%
U.S. Treasury Notes
4.63% due 09/30/28	172,282,200	177,827,533
3.75% due 12/31/28	89,000,000	88,589,765
4.13% due 07/31/28	73,650,000	74,409,516
3.50% due 01/31/28	61,817,000	60,841,450
4.50% due 11/15/33	36,000,000	37,794,375
3.63% due 05/15/26	22,000,000	21,744,766
4.38% due 08/31/28	14,500,000	14,810,391
2.75% due 02/15/28	8,370,000	8,000,870
4.13% due 06/15/26	260,000	259,939
U.S. Treasury Bonds
due 05/15/53[5,6]	164,480,000	52,192,442
due 08/15/53[5,6]	35,000,000	11,077,087
due 02/15/52[5,6]	29,980,000	9,759,061
due 02/15/46[5,6]	22,605,000	8,876,906
due 05/15/44[5,6]	19,265,000	8,130,021
due 11/15/53[5,6]	20,000,000	6,358,329
4.75% due 11/15/53	3,000,000	3,379,687
due 11/15/44[5,6]	4,520,000	1,866,935
United States Treasury Inflation Indexed Bonds
0.13% due 10/15/25[13]	16,600,920	15,962,384
0.13% due 04/15/25[13]	16,116,260	15,540,502
1.25% due 04/15/28[13]	4,000,425	3,895,934
1.38% due 07/15/33[13]	1,955,206	1,895,411
Total U.S. Government Securities
(Cost $619,351,484)		623,213,304

ASSET-BACKED SECURITIES†† - 21.7%
Collateralized Loan Obligations - 12.9%
LoanCore Issuer Ltd.
2021-CRE5 C, 7.83% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/36◊,3	7,500,000	7,054,095
2021-CRE4 D, 7.98% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 07/15/35◊,3	4,426,000	4,182,341
2021-CRE6 C, 7.78% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,3	4,000,000	3,830,500
2021-CRE4 C, 7.18% (1 Month Term SOFR + 1.81%, Rate Floor: 1.81%) due 07/15/35◊,3	994,129	979,574
Octagon Investment Partners 49 Ltd.
2021-5A B, 7.21% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 01/15/33◊,3	8,500,000	8,441,690

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.7% (continued)
Collateralized Loan Obligations - 12.9% (continued)
2021-5A C, 7.71% (3 Month Term SOFR + 2.31%, Rate Floor: 2.05%) due 01/15/33◊,3	7,450,000	$7,403,044
Woodmont Trust
2020-7A A1A, 7.56% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,3	12,000,000	11,950,126
2020-7A B, 8.26% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 01/15/32◊,3	3,750,000	3,676,064
Cerberus Loan Funding XXX, LP
2020-3A A, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 01/15/33◊,3	13,500,000	13,445,799
2020-3A B, 8.16% (3 Month Term SOFR + 2.76%, Rate Floor: 2.50%) due 01/15/33◊,3	2,000,000	1,965,912
LCCM Trust
2021-FL3 A, 6.93% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	6,000,000	5,914,568
2021-FL3 AS, 7.28% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,3	3,950,000	3,775,784
2021-FL2 C, 7.63% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 12/13/38◊,3	3,100,000	2,851,132
Cerberus Loan Funding XLIV LLC
2024-5A A, (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,3	11,900,000	11,900,000
Palmer Square Loan Funding Ltd.
2021-1A B, 7.48% (3 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 04/20/29◊,3	2,000,000	1,999,032
2021-1A A2, 6.93% (3 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 04/20/29◊,3	2,000,000	1,986,122
2021-3A C, 8.18% (3 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 07/20/29◊,3	2,000,000	1,970,213
2023-2A A2, 7.65% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,3	1,500,000	1,500,027
2023-1A B, 7.96% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 07/20/31◊,3	1,250,000	1,248,786
2023-4A B, 8.15% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/24/31◊,3	1,000,000	1,000,783
2023-2A B, 8.05% (3 Month Term SOFR + 2.70%, Rate Floor: 2.70%) due 01/25/32◊,3	1,000,000	999,473
2021-2A C, 8.03% (3 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 05/20/29◊,3	1,000,000	990,428
Dryden 36 Senior Loan Fund
2020-36A CR3, 7.71% (3 Month Term SOFR + 2.31%, Rate Floor: 2.05%) due 04/15/29◊,3	8,000,000	7,978,858
Madison Park Funding XLVIII Ltd.
2021-48A C, 7.66% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,3	4,000,000	3,982,553
2021-48A B, 7.11% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,3	4,000,000	3,975,738
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 8.02% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,3	4,000,000	3,820,097
2021-FL6 C, 7.32% (1 Month Term SOFR + 1.96%, Rate Floor: 1.85%) due 07/16/36◊,3	3,400,000	3,249,113
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.50% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,3	6,500,000	6,258,762
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.25% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,3	4,000,000	3,986,616

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.7% (continued)
Collateralized Loan Obligations - 12.9% (continued)
2021-16A A2R2, 7.44% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 07/25/33◊,3	2,000,000	$1,970,200
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.28% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,3	5,500,000	5,456,004
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.28% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,3	4,250,000	4,209,311
2021-2A C, 8.51% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,3	1,250,000	1,208,419
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.91% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,3	3,750,000	3,750,337
2023-3A B, 8.78% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/13/35◊,3	1,250,000	1,249,762
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.36% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	4,250,000	4,215,618
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 7.46% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,3	3,250,000	3,171,172
2021-9A A1TR, 7.21% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,3	1,000,000	983,349
ACRES Commercial Realty Ltd.
2021-FL2 AS, 7.23% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 01/15/37◊,3	2,000,000	1,955,845
2021-FL1 AS, 7.08% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 06/15/36◊,3	2,000,000	1,924,901
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.38% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,3	3,750,000	3,714,182
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.23% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	3,750,000	3,695,261
BSPDF Issuer Ltd.
2021-FL1 C, 7.73% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,3	4,000,000	3,646,258
PFP Ltd.
2021-7 D, 7.88% (1 Month Term SOFR + 2.51%, Rate Floor: 2.40%) due 04/14/38◊,3	3,749,813	3,578,403
Cerberus Loan Funding XL LLC
2023-1A A, 7.79% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	3,500,000	3,500,074
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.95% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,3	3,450,739	3,435,985
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,3	3,235,053	3,227,803
Cerberus Loan Funding XXXIII, LP
2021-3A B, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,3	2,000,000	1,943,258
2021-3A A, 7.22% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,3	1,250,000	1,237,474
Owl Rock CLO II Ltd.
2021-2A ALR, 7.23% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,3	3,000,000	2,965,037

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.7% (continued)
Collateralized Loan Obligations - 12.9% (continued)
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 7.18% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/20/31◊,3	2,976,805	$2,947,304
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A C, 7.48% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 01/20/33◊,3	3,000,000	2,946,555
KREF Funding V LLC
7.22% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	2,789,820	2,772,690
0.15% due 06/25/26†††,7	21,818,182	10,473
BXMT Ltd.
2020-FL2 A, 6.38% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,3	2,880,757	2,743,921
VOYA CLO
2021-2A A2AR, 7.31% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 06/07/30◊,3	2,550,000	2,549,781
Palmer Square CLO Ltd.
2023-4A C, 8.01% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 10/20/33◊,3	1,250,000	1,249,818
2023-4A B, 7.56% (3 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 10/20/33◊,3	1,000,000	1,003,545
Owl Rock CLO I LLC
2024-1A ANR, (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,3	2,000,000	2,000,000
MidOcean Credit CLO VII
2020-7A BR, 7.26% (3 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 07/15/29◊,3	2,000,000	1,995,459
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A C, 7.41% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 04/16/33◊,3	2,000,000	1,974,297
Magnetite XXIX Ltd.
2021-29A C, 7.31% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 01/15/34◊,3	2,000,000	1,969,932
ABPCI Direct Lending Fund IX LLC
2021-9A A2R, 7.45% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 11/18/31◊,3	2,000,000	1,941,475
FS Rialto
2021-FL3 C, 7.52% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,3	2,000,000	1,891,637
Canyon Capital CLO Ltd.
2018-1A A2R, 7.15% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 01/30/31◊,3	1,900,000	1,886,073
FS RIALTO
2021-FL2 A, 6.69% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,3	1,932,942	1,880,930
BRSP Ltd.
2021-FL1 C, 7.62% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,3	2,000,000	1,848,419
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.96% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,3	1,735,595	1,728,770
OCP CLO Ltd.
2020-4A A2RR, 7.11% (3 Month Term SOFR + 1.71%, Rate Floor: 1.45%) due 04/24/29◊,3	1,500,000	1,496,079
Golub Capital Partners CLO 54M L.P
2021-54A B, 7.50% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 08/05/33◊,3	1,500,000	1,441,329
KREF Ltd.
2021-FL2 AS, 6.78% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,3	1,500,000	1,380,534
STWD Ltd.
2019-FL1 D, 7.83% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/38◊,3	1,459,000	1,350,920

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 21.7% (continued)
Collateralized Loan Obligations - 12.9% (continued)
Owl Rock CLO XIII LLC
2023-13A B, 8.77% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,3		1,000,000	$997,545
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,3		1,000,000	997,181
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 8.14% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,3		1,000,000	992,374
Northwoods Capital XII-B Ltd.
2018-12BA B, 7.50% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 06/15/31◊,3		1,000,000	987,405
BSPRT Issuer Ltd.
2021-FL7 C, 7.78% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,3		1,000,000	956,666
KREF
2021-FL2 C, 7.48% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,3		1,000,000	924,370
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.95% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,3		799,984	796,536
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 8.07% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 12/18/37◊,3		773,000	722,029
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,8]		1,000,000	716,581
Owl Rock CLO I Ltd.
2019-1A A, 7.43% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 05/20/31◊,3		647,847	646,418
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.29% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,3		555,518	555,578
Cerberus Loan Funding XXXVI, LP
2021-6A A, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/22/33◊,3		133,082	133,020
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,8]		633,344	17,493
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,8]		162,950	640
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[8,9]		700,000	70
Total Collateralized Loan Obligations			243,809,730
Financial - 2.1%
Project Onyx I
7.67% due 01/26/27†††		5,700,000	5,698,290
HV Eight LLC
7.10% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	4,400,000	4,860,989
KKR Core Holding Company LLC
4.00% due 08/12/31†††		5,122,847	4,606,003
Strategic Partners Fund VIII LP
7.95% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		4,386,865	4,363,352
Madison Avenue Secured Funding Trust
2023-1, 7.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,3		3,050,000	3,050,000
2023-2, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,3		1,175,000	1,175,000
LVNV Funding LLC
7.80% due 11/05/28†††		2,900,000	3,027,948
HarbourVest Structured Solutions IV Holdings, LP
7.61% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		1,715,148	1,714,702
6.05% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	1,000,000	1,104,560
Project Onyx II
7.67% due 01/26/27†††		1,900,000	1,899,259

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.7% (continued)
Financial - 2.1% (continued)
Ceamer Finance LLC
6.92% due 11/15/37†††	1,933,271	$1,884,514
Thunderbird A
5.50% due 03/01/37†††	1,906,889	1,796,423
Lightning A
5.50% due 03/01/37†††	1,878,444	1,769,626
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	720,561	687,732
Nassau LLC
2019-1, 3.98% due 08/15/34[3]	633,435	606,896
Station Place Securitization Trust
2023-SP1, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,3	575,000	575,000
Total Financial		38,820,294
Whole Business - 1.8%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	6,530,625	5,958,111
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]	5,089,500	4,854,213
2021-1A, 3.15% due 04/25/51[3]	1,121,250	961,199
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	4,143,750	3,559,481
2019-1A, 3.88% due 10/25/49[3]	1,536,000	1,442,791
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	3,515,625	3,461,214
2021-1A, 2.29% due 08/25/51[3]	1,404,975	1,205,616
Sonic Capital LLC
2021-1A, 2.19% due 08/20/51[3]	2,243,363	1,912,727
2020-1A, 3.85% due 01/20/50[3]	1,715,833	1,615,510
2020-1A, 4.34% due 01/20/50[3]	966,667	889,051
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[3]	3,791,840	3,309,184
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]	1,732,500	1,659,825
DB Master Finance LLC
2021-1A, 2.79% due 11/20/51[3]	1,960,000	1,617,216
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[3]	1,317,576	1,257,019
Total Whole Business		33,703,157
Transport-Aircraft - 1.3%
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	3,451,587	3,092,622
2021-2A, 2.80% due 01/15/47[3]	3,244,185	2,786,528
2020-1A, 3.35% due 01/16/40[3]	853,845	753,876
2017-1A, 3.97% due 05/16/42[3]	38,517	35,228
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	2,989,583	2,603,688
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	2,699,204	2,477,518
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	2,025,638	1,746,849
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	1,701,458	1,559,437
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[3]	1,722,658	1,488,061
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	1,526,543	1,336,690
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	1,563,652	1,333,967
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]	992,540	906,057
2017-1, 4.58% due 02/15/42[3]	148,738	139,038
Raspro Trust
2005-1A, 6.18% (3 Month Term SOFR + 1.19%, Rate Floor: 0.93%) due 03/23/24◊,3	984,943	980,589
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	950,263	851,882
Slam Ltd.
2021-1A, 2.43% due 06/15/46[3]	843,700	729,244
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	679,055	604,570

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.7% (continued)
Transport-Aircraft - 1.3% (continued)
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	708,628	$591,718
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	526,328	479,831
Total Transport-Aircraft		24,497,393
Net Lease - 1.2%
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]	2,687,109	2,624,145
2020-1, 2.28% due 07/15/60[3]	674,589	617,315
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	2,221,406	1,880,034
2020-1A, 4.95% due 02/15/50[3]	1,500,000	1,253,071
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]	3,236,458	3,114,372
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]	3,570,000	2,615,522
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	2,484,654	2,344,908
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[3]	2,498,958	2,259,662
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[3]	2,479,789	2,023,410
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[3]	1,234,115	1,123,573
2021-1A, 2.76% due 08/15/51[3]	995,208	732,224
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[3]	1,975,000	1,520,596
AFN ABSPROP001 LLC
2021-1A, 2.21% due 05/20/51[3]	1,575,469	1,327,745
Total Net Lease		23,436,577
Single Family Residence - 0.8%
Tricon Residential Trust
2023-SFR1, 5.10% due 07/17/40[3]	2,722,000	2,632,541
2021-SFR1, 2.34% due 07/17/38[3]	2,850,000	2,596,067
2023-SFR2, 5.00% due 12/17/28[3]	2,550,000	2,445,800
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[3]	2,250,000	2,095,627
2020-SFR2, 4.00% due 10/19/37[3]	1,400,000	1,307,099
2020-SFR2, 4.50% due 10/19/37[3]	1,350,000	1,264,190
2020-SFR2, 3.37% due 10/19/37[3]	900,000	834,220
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[3]	918,621	793,105
2021-2, 2.40% due 12/17/26[3]	481,120	433,087
Total Single Family Residence		14,401,736
Infrastructure - 0.7%
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due 10/25/48[3]	2,000,000	1,992,514
2023-1A, 5.90% due 03/25/48[3]	1,000,000	983,972
2020-1A, 1.89% due 08/25/45[3]	1,000,000	925,723
Hotwire Funding LLC
2021-1, 2.31% due 11/20/51[3]	2,000,000	1,803,988
2023-1A, 5.69% due 05/20/53[3]	1,005,000	996,154
Vantage Data Centers Issuer LLC
2020-1A, 1.65% due 09/15/45[3]	1,366,000	1,263,008
2019-1A, 3.19% due 07/15/44[3]	1,124,083	1,103,286
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	2,500,000	2,252,804
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[3]	2,500,000	2,240,577
Total Infrastructure		13,562,026
Transport-Container - 0.5%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	2,921,681	2,726,359
2021-2A, 2.23% due 04/20/46[3]	1,549,733	1,382,750
MC Ltd.
2021-1, 2.63% due 11/05/35[3]	3,200,000	2,872,685
CLI Funding VI LLC
2020-1A, 2.08% due 09/18/45[3]	1,134,325	1,013,061

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.7% (continued)
Transport-Container - 0.5% (continued)
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[3]	730,906	$627,480
Total Transport-Container		8,622,335
Collateralized Debt Obligations - 0.3%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	7,250,000	6,318,374
Automotive - 0.1%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[3]	1,600,000	1,652,840
Insurance - 0.0%
CHEST
7.13% due 03/15/43†††	950,000	962,778
Total Asset-Backed Securities
(Cost $423,950,136)		409,787,240

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.0%
Government Agency - 13.4%
Fannie Mae
5.50% due 05/01/53	28,757,705	28,891,559
5.00% due 06/01/53	26,835,797	26,588,348
5.00% due 05/01/53	17,424,145	17,242,056
5.00% due 04/01/53	13,004,281	12,871,776
4.00% due 06/01/52	7,005,514	6,671,960
5.00% due 08/01/53	5,814,172	5,753,488
4.00% due 07/01/52	5,812,412	5,520,443
6.50% due 04/25/49	3,878,560	4,016,135
2.00% due 03/01/52	4,622,563	3,807,971
2.50% due 10/01/51	3,825,009	3,270,056
2.36% due 08/01/50	4,430,677	3,114,542
3.00% due 03/01/52	3,141,806	2,785,422
5.00% due 09/01/52	2,134,192	2,114,133
2.78% due 05/01/51	2,642,057	1,971,733
2.32% due 02/01/51	1,999,506	1,433,446
2.00% due 09/01/50	2,024,329	1,401,978
2.11% due 10/01/50	1,786,028	1,258,133
2.27% due 02/01/51	1,665,043	1,186,252
2.39% due 02/01/51	1,386,268	1,004,924
4.24% due 08/01/48	995,339	900,038
2.58% due 10/01/51	1,159,478	847,899
3.46% due 08/01/49	927,623	786,710
2.68% due 04/01/50	928,011	716,051
4.07% due 05/01/49	746,696	677,945
4.37% due 10/01/48	696,971	654,932
4.25% due 05/01/48	612,353	563,114
due 12/25/43[6]	696,187	535,003
Freddie Mac
5.50% due 09/01/53	15,976,217	16,236,018
5.50% due 06/01/53	12,809,372	12,884,027
3.00% due 08/01/52	14,291,599	12,726,805
5.00% due 04/01/53	12,852,364	12,720,320
3.00% due 06/01/52	14,254,575	12,679,129
5.00% due 06/01/53	11,111,277	10,992,483
5.00% due 08/01/53	8,159,465	8,237,499
4.00% due 02/01/53	7,768,683	7,426,857
5.00% due 09/01/52	5,599,205	5,546,577
5.00% due 03/01/53	4,306,968	4,263,682
4.00% due 10/01/52	3,078,645	2,923,871
4.00% due 04/01/52	1,978,116	1,888,235
1.98% due 05/01/50	1,330,993	907,809
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,198,095	2,529,977
2.00% due 11/25/59	1,219,553	965,004
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,7	17,515,517	1,713,643
Ginnie Mae
6.00% due 06/20/47	1,136,010	1,162,053
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,3	851,464	664,362
Total Government Agency		253,054,398
Residential Mortgage-Backed Securities - 3.0%
COLT Mortgage Loan Trust
2023-4, 7.62% due 10/25/68[3,10]	3,971,003	4,043,922
2023-3, 7.18% due 09/25/68[3,10]	3,051,733	3,125,827
2021-2, 2.38% (WAC) due 08/25/66◊,3	4,000,000	2,423,913
2023-3, 7.58% due 09/25/68[3,10]	984,430	996,724
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,3	3,142,981	2,911,159
2023-NQM3, 6.89% (WAC) due 08/25/68◊,3	1,962,432	1,991,936
2023-NQM3, 7.34% (WAC) due 08/25/68◊,3	1,962,432	1,990,945
OBX Trust
2023-NQM9, 7.66% due 10/25/63[3,10]	3,895,009	3,974,757
2022-NQM8, 6.10% due 09/25/62[3,10]	866,748	858,653
2022-NQM9, 6.45% due 09/25/62[3,10]	574,146	580,089
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[3,10]	1,841,335	1,728,560
2023-NQM8, 7.10% due 10/25/63[3,10]	1,500,000	1,509,353
2021-HE1, 6.84% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,3	1,000,000	985,206
RCKT Mortgage Trust
2023-CES2, 6.81% (WAC) due 09/25/43◊,3	3,870,233	3,925,155

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.0% (continued)
Residential Mortgage-Backed Securities - 3.0% (continued)
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,3	4,800,000	$3,920,093
Towd Point Mortgage Trust
2023-CES2, 7.29% (WAC) due 10/25/63◊,3	2,061,108	2,108,848
2023-CES1, 6.75% (WAC) due 07/25/63◊,3	918,682	933,246
PRPM LLC
2021-RPL2, 2.93% (WAC) due 10/25/51◊,3	2,472,000	1,983,202
2023-RCF1, 4.00% due 06/25/53[3,10]	919,811	885,069
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	2,714,420	2,498,964
Verus Securitization Trust
2023-7, 7.42% due 10/25/68[3,10]	1,473,504	1,495,039
2019-4, 3.85% due 11/25/59[3]	497,072	482,030
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,3	1,850,000	1,878,906
Angel Oak Mortgage Trust
2023-1, 4.75% due 09/26/67[3,10]	1,492,687	1,441,131
2020-1, 2.77% (WAC) due 12/25/59◊,3	300,307	279,333
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	874,925	794,544
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	874,925	787,219
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,3	697,814	654,878
2020-1, 2.56% (WAC) due 02/25/50◊,3	697,814	654,543
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	1,250,000	1,156,610
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57◊,3	738,569	715,214
2020-NQM1, 1.72% due 05/25/65[3,10]	194,348	173,872
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	5,970,665	869,320
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56◊,3	700,000	581,549
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	1,391,097	543,243
New Residential Mortgage Loan Trust
2019-6A, 3.50% (WAC) due 09/25/59◊,3	430,733	402,611
RALI Series Trust
2006-QO2, 5.91% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	1,487,218	288,762
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.58% (WAC) due 11/25/33◊	218,520	189,288
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.85% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	228,019	182,724
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.79% (WAC) due 09/27/60◊,3	185,058	167,072
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,3	118,320	111,882
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	17,429	17,270
Total Residential Mortgage-Backed Securities		57,242,661
Commercial Mortgage-Backed Securities - 1.9%
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	5,741,099
2020-GC45, 0.66% (WAC) due 02/13/53◊,7	18,726,159	535,838
2019-GC42, 0.80% (WAC) due 09/10/52◊,7	14,817,461	488,178
DBGS Mortgage Trust
2018-C1, 4.65% (WAC) due 10/15/51◊	7,000,000	6,169,471

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.0% (continued)
Commercial Mortgage-Backed Securities - 1.9% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.32% (1 Month Term SOFR + 1.95%, Rate Floor: 1.84%) due 06/15/38◊,3	4,000,000	$3,244,007
2016-JP3, 3.43% (WAC) due 08/15/49◊	4,000,000	2,781,970
CD Mortgage Trust
2017-CD4, 3.95% (WAC) due 05/10/50◊	4,750,000	3,951,376
2016-CD1, 1.36% (WAC) due 08/10/49◊,7	2,077,913	50,708
BX Commercial Mortgage Trust
2021-VOLT, 7.48% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,3	3,450,000	3,298,403
SMRT
2022-MINI, 7.31% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	2,000,000	1,902,128
Life Mortgage Trust
2021-BMR, 6.88% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,3	1,965,940	1,891,806
GS Mortgage Securities Corporation Trust
2020-DUNE, 6.99% (1 Month Term SOFR + 1.46%, Rate Floor: 1.35%) due 12/15/36◊,3	1,000,000	983,315
2020-UPTN, 3.25% (WAC) due 02/10/37◊,3	1,000,000	901,461
Extended Stay America Trust
2021-ESH, 7.73% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,3	1,026,784	1,008,729
BENCHMARK Mortgage Trust
2019-B14, 0.77% (WAC) due 12/15/62◊,7	19,634,488	522,103
2018-B6, 0.40% (WAC) due 10/10/51◊,7	28,707,998	344,134
Citigroup Commercial Mortgage Trust
2019-GC43, 0.62% (WAC) due 11/10/52◊,7	19,802,402	543,105
2016-GC37, 1.65% (WAC) due 04/10/49◊,7	2,796,942	75,003
2016-C2, 1.66% (WAC) due 08/10/49◊,7	2,182,232	68,167
2016-P5, 1.38% (WAC) due 10/10/49◊,7	1,552,306	43,465
CSAIL Commercial Mortgage Trust
2019-C15, 1.03% (WAC) due 03/15/52◊,7	12,028,028	437,813
COMM Mortgage Trust
2015-CR24, 0.69% (WAC) due 08/10/48◊,7	36,669,261	294,172
2015-CR26, 0.89% (WAC) due 10/10/48◊,7	8,137,042	88,467
SG Commercial Mortgage Securities Trust
2016-C5, 1.86% (WAC) due 10/10/48◊,7	7,744,021	242,091
UBS Commercial Mortgage Trust
2017-C2, 1.07% (WAC) due 08/15/50◊,7	7,885,835	236,305
Morgan Stanley Capital I Trust
2016-UB11, 1.44% (WAC) due 08/15/49◊,7	5,720,377	167,415
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.48% (WAC) due 06/15/49◊,7	6,206,608	156,925
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.40% (WAC) due 01/15/59◊,7	3,228,480	74,046
2016-C37, 0.78% (WAC) due 12/15/49◊,7	2,411,470	41,518
CFCRE Commercial Mortgage Trust
2016-C3, 0.98% (WAC) due 01/10/48◊,7	5,263,069	81,370
Total Commercial Mortgage-Backed Securities		36,364,588
Military Housing - 0.7%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,3	6,816,503	5,618,129
2015-R1, 4.44% (WAC) due 11/25/52◊,3	2,748,914	2,383,560
2015-R1, 0.70% (WAC) due 11/25/55◊,3,7	9,999,693	632,982
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,3	2,238,364	2,095,691
2007-ROBS, 6.06% due 10/10/52†††,3	449,834	420,320
2007-AETC, 5.75% due 02/10/52†††,3	264,554	238,021

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.0% (continued)
Military Housing - 0.7% (continued)
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	1,414,201	$1,408,898
Total Military Housing		12,797,601
Total Collateralized Mortgage Obligations
(Cost $380,627,277)		359,459,248

CORPORATE BONDS†† - 18.0%
Financial - 9.5%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[3]	6,200,000	4,872,518
3.25% due 11/15/30	4,000,000	3,245,920
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	8,150,000	6,750,520
BPCE S.A.
2.28% due 01/20/32[2,3]	8,200,000	6,568,357
Reliance Standard Life Global Funding II
2.75% due 05/07/25[3]	5,989,000	5,754,820
Wilton RE Ltd.
6.00% [2,3,11]	6,237,000	5,517,519
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	5,000,000	5,160,950
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	4,650,000	4,187,946
5.30% due 01/15/29	900,000	894,796
GA Global Funding Trust
1.63% due 01/15/26[3]	5,450,000	5,015,631
Liberty Mutual Group, Inc.
4.13% due 12/15/51[2,3]	5,800,000	4,859,821
American Equity Investment Life Holding Co.
5.00% due 06/15/27	5,036,000	4,836,149
Allianz SE
3.20% [2,3,11]	5,000,000	3,946,490
Iron Mountain, Inc.
4.50% due 02/15/31[3]	1,917,000	1,735,877
5.25% due 07/15/30[3]	1,283,000	1,221,297
5.63% due 07/15/32[3]	1,000,000	946,670
FS KKR Capital Corp.
2.63% due 01/15/27	2,150,000	1,929,811
3.25% due 07/15/27	1,800,000	1,637,332
Safehold GL Holdings LLC
2.85% due 01/15/32	2,428,000	1,967,583
2.80% due 06/15/31	1,931,000	1,586,639
Morgan Stanley
2.70% due 01/22/31[2]	4,000,000	3,496,706
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	4,040,000	3,439,025
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	2,150,000	1,767,397
2.69% due 06/23/32[2,3]	2,000,000	1,641,151
Jefferies Financial Group, Inc.
2.75% due 10/15/32	2,720,000	2,227,837
2.63% due 10/15/31	1,400,000	1,159,641
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	4,750,000	3,326,733
Ares Finance Company II LLC
3.25% due 06/15/30[3]	3,660,000	3,232,144
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	2,500,000	2,196,916
5.63% due 08/16/32	1,000,000	999,030
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	3,570,000	3,102,265
Host Hotels & Resorts, LP
3.50% due 09/15/30	3,385,000	3,019,826
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	3,687,000	2,955,325
First American Financial Corp.
4.00% due 05/15/30	3,180,000	2,859,990
Fidelity National Financial, Inc.
3.40% due 06/15/30	3,085,000	2,749,284
2.45% due 03/15/31	70,000	57,988
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	3,150,000	2,770,413
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	3,620,000	2,603,882
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]	2,450,000	2,486,050
Reinsurance Group of America, Inc.
3.15% due 06/15/30	2,764,000	2,480,733
UBS Group AG
2.10% due 02/11/32[2,3]	2,950,000	2,352,975
Belrose Funding Trust
2.33% due 08/15/30[3]	2,780,000	2,220,279
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	2,450,000	2,192,944
Sumitomo Life Insurance Co.
3.38% due 04/15/81[2,3]	2,500,000	2,133,924
Standard Chartered plc
4.64% due 04/01/31[2,3]	2,250,000	2,119,777
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[3]	2,164,746	1,915,512
Assurant, Inc.
2.65% due 01/15/32	2,300,000	1,857,222
Westpac Banking Corp.
3.02% due 11/18/36[2]	1,200,000	975,471
2.96% due 11/16/40	805,000	557,362
2.67% due 11/15/35[2]	295,000	239,951
Stewart Information Services Corp.
3.60% due 11/15/31	2,250,000	1,752,580

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 18.0% (continued)
Financial - 9.5% (continued)
QBE Insurance Group Ltd.
5.88% [2,3,11]	1,750,000	$1,705,010
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	2,360,000	1,678,486
Manulife Financial Corp.
2.48% due 05/19/27	1,800,000	1,667,412
Americo Life, Inc.
3.45% due 04/15/31[3]	2,060,000	1,612,832
Bank of America Corp.
2.59% due 04/29/31[2]	1,800,000	1,551,222
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	1,750,000	1,524,120
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,499,172
HS Wildcat LLC
3.83% due 12/31/50†††	1,990,513	1,492,208
Brookfield Finance, Inc.
4.70% due 09/20/47	650,000	565,007
3.50% due 03/30/51	630,000	460,680
3.63% due 02/15/52	620,000	440,561
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[2,3]	1,800,000	1,451,676
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.88% due 05/23/42[2,3]	1,350,000	1,350,000
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	1,750,000	1,340,463
Global Atlantic Finance Co.
3.13% due 06/15/31[3]	1,582,000	1,296,043
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	1,400,000	1,231,591
National Australia Bank Ltd.
2.33% due 08/21/30[3]	1,500,000	1,221,973
Brookfield Capital Finance LLC
6.09% due 06/14/33	1,100,000	1,147,276
Societe Generale S.A.
2.89% due 06/09/32[2,3]	1,300,000	1,072,645
Horace Mann Educators Corp.
7.25% due 09/15/28	950,000	1,010,135
Prudential Financial, Inc.
3.70% due 10/01/50[2]	1,160,000	1,005,651
Corebridge Financial, Inc.
6.88% due 12/15/52[2]	1,000,000	996,606
Belvoir Land LLC
5.60% due 12/15/35[3]	1,000,000	977,341
JPMorgan Chase & Co.
2.96% due 05/13/31[2]	1,093,000	960,500
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	1,050,000	865,390
Fort Moore Family Communities LLC
6.09% due 01/15/51[3]	874,640	826,798
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	930,000	804,314
Central Storage Safety Project Trust
4.82% due 02/01/38[9]	838,080	732,812
CNO Financial Group, Inc.
5.25% due 05/30/29	700,000	691,056
Brown & Brown, Inc.
2.38% due 03/15/31	800,000	655,809
Protective Life Corp.
3.40% due 01/15/30[3]	740,000	654,270
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	950,000	637,654
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	850,000	592,711
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	800,000	570,867
Lincoln National Corp.
4.38% due 06/15/50	713,000	561,463
Kemper Corp.
2.40% due 09/30/30	675,000	522,816
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]	400,000	395,051
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	400,000	393,907
Hanover Insurance Group, Inc.
2.50% due 09/01/30	480,000	393,258
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	470,000	327,256
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	296,000	294,520
KKR Group Finance Company III LLC
5.13% due 06/01/44[3]	100,000	91,426
Total Financial		178,796,967
Consumer, Cyclical - 2.1%
Hyatt Hotels Corp.
5.38% due 04/23/25	3,950,000	3,954,382
5.75% due 04/23/30	3,010,000	3,110,018
Choice Hotels International, Inc.
3.70% due 01/15/31	7,340,000	6,327,449
Whirlpool Corp.
4.60% due 05/15/50	4,840,000	4,077,563
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	3,014,000	3,066,480
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	3,107,377	2,808,105
Smithsonian Institution
2.70% due 09/01/44	4,000,000	2,715,683

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 18.0% (continued)
Consumer, Cyclical - 2.1% (continued)
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3]	1,944,336	$1,810,156
2.90% due 03/15/35[3]	786,129	671,825
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	2,098,000	2,066,122
Warnermedia Holdings, Inc.
5.14% due 03/15/52	1,428,000	1,225,732
6.41% due 03/15/26	600,000	600,408
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	1,785,000	1,790,068
Ferguson Finance plc
3.25% due 06/02/30[3]	1,204,000	1,076,708
4.65% due 04/20/32[3]	600,000	579,739
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36	1,450,000	1,470,426
Polaris, Inc.
6.95% due 03/15/29	1,050,000	1,116,868
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28	674,500	613,824
Steelcase, Inc.
5.13% due 01/18/29	42,000	39,807
Total Consumer, Cyclical		39,121,363
Consumer, Non-cyclical - 1.8%
Altria Group, Inc.
3.40% due 05/06/30	2,510,000	2,289,565
4.45% due 05/06/50	1,365,000	1,082,433
3.70% due 02/04/51	1,280,000	900,548
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.50% due 01/15/30	2,200,000	2,162,108
3.00% due 05/15/32	1,750,000	1,424,782
4.38% due 02/02/52	600,000	446,666
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	2,400,000	1,856,272
5.20% due 04/01/29[3]	1,200,000	1,148,460
3.00% due 10/15/30[3]	970,000	796,295
CoStar Group, Inc.
2.80% due 07/15/30[3]	4,130,000	3,510,248
Global Payments, Inc.
2.90% due 05/15/30	1,620,000	1,424,921
2.90% due 11/15/31	1,650,000	1,411,392
BAT Capital Corp.
3.98% due 09/25/50	2,800,000	1,970,584
Royalty Pharma plc
3.55% due 09/02/50	2,690,000	1,909,912
Triton Container International Ltd.
3.15% due 06/15/31[3]	2,100,000	1,670,598
Element Fleet Management Corp.
6.32% due 12/04/28[3]	1,500,000	1,549,150
California Institute of Technology
3.65% due 09/01/19	2,000,000	1,424,311
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	2,250,000	1,397,021
Universal Health Services, Inc.
2.65% due 10/15/30	1,320,000	1,119,266
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]	1,300,000	1,082,031
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[3]	1,027,000	881,575
Wisconsin Alumni Research Foundation
3.56% due 10/01/49	1,000,000	792,489
Kraft Heinz Foods Co.
7.13% due 08/01/39[3]	650,000	770,018
OhioHealth Corp.
3.04% due 11/15/50	1,000,000	730,518
Children's Hospital Corp.
2.59% due 02/01/50	1,000,000	648,524
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]	250,000	218,780
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	200,000	160,116
Total Consumer, Non-cyclical		34,778,583
Industrial - 1.4%
Howmet Aerospace, Inc.
3.00% due 01/15/29	3,800,000	3,472,250
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	4,109,105	3,225,935
TD SYNNEX Corp.
2.65% due 08/09/31	2,142,000	1,730,305
2.38% due 08/09/28	1,600,000	1,380,462
Vontier Corp.
2.95% due 04/01/31	3,450,000	2,902,993
Flowserve Corp.
3.50% due 10/01/30	1,810,000	1,598,866
2.80% due 01/15/32	1,150,000	949,920
Fortune Brands Innovations, Inc.
4.00% due 03/25/32	2,050,000	1,909,522
Owens Corning
3.88% due 06/01/30	1,839,000	1,724,998
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††	1,550,000	1,554,976
Stadco LA, LLC
3.75% due 05/15/56†††	2,000,000	1,385,640
Level 3 Financing, Inc.
4.25% due 07/01/28	2,175,000	1,261,500
11.00% due 11/15/29†††	323,607	–

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 18.0% (continued)
Industrial - 1.4% (continued)
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	1,230,000	$1,063,257
Cellnex Finance Company S.A.
3.88% due 07/07/41[3]	1,372,000	1,062,710
IP Lending V Ltd.
5.13% due 04/02/26†††,3	1,050,000	1,016,768
Norfolk Southern Corp.
4.10% due 05/15/21	600,000	451,781
Total Industrial		26,691,883
Energy - 1.1%
BP Capital Markets plc
4.88% [2,11]	6,401,000	6,079,654
ONEOK, Inc.
6.05% due 09/01/33	3,800,000	4,026,167
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	2,986,000	2,336,979
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	2,158,000	2,228,588
Magellan Midstream Partners, LP
3.95% due 03/01/50	2,000,000	1,527,992
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	1,050,000	1,010,890
Viper Energy, Inc.
7.38% due 11/01/31[3]	850,000	879,750
Greensaif Pipelines Bidco SARL
6.51% due 02/23/42[3]	400,000	422,850
6.13% due 02/23/38[3]	350,000	364,901
Kinder Morgan Energy Partners, LP
5.80% due 03/15/35	725,000	738,157
NuStar Logistics, LP
6.38% due 10/01/30	534,000	534,945
6.00% due 06/01/26	200,000	199,648
TransCanada PipeLines Ltd.
6.20% due 03/09/26	700,000	699,948
Total Energy		21,050,469
Technology - 0.8%
Entegris Escrow Corp.
4.75% due 04/15/29[3]	3,700,000	3,564,631
Broadcom, Inc.
4.93% due 05/15/37[3]	2,306,000	2,231,586
3.19% due 11/15/36[3]	217,000	175,847
Leidos, Inc.
2.30% due 02/15/31	1,750,000	1,464,758
5.75% due 03/15/33	500,000	521,389
4.38% due 05/15/30	200,000	191,477
Oracle Corp.
3.95% due 03/25/51	2,128,000	1,666,363
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	1,467,000	1,300,231
MSCI, Inc.
3.63% due 11/01/31[3]	1,300,000	1,144,180
CGI, Inc.
2.30% due 09/14/31	1,300,000	1,062,855
Fiserv, Inc.
5.63% due 08/21/33	1,000,000	1,047,577
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	700,000	739,477
Foundry JV Holdco LLC
5.88% due 01/25/34[3]	400,000	410,854
Total Technology		15,521,225
Communications - 0.8%
British Telecommunications plc
4.88% due 11/23/81[2,3]	2,900,000	2,479,204
4.25% due 11/23/81[2,3]	500,000	461,204
9.63% due 12/15/30	150,000	185,610
Paramount Global
4.90% due 08/15/44	1,035,000	814,524
5.90% due 10/15/40	666,000	602,082
5.25% due 04/01/44	358,000	286,723
4.85% due 07/01/42	281,000	225,441
2.90% due 01/15/27	236,000	218,394
4.60% due 01/15/45	150,000	114,070
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	3,350,000	2,252,474
Vodafone Group plc
4.13% due 06/04/81[2]	2,550,000	2,189,190
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	2,350,000	2,092,205
Rogers Communications, Inc.
4.55% due 03/15/52	2,000,000	1,744,170
CSC Holdings LLC
4.13% due 12/01/30[3]	600,000	456,450
Altice France S.A.
5.13% due 01/15/29[3]	250,000	194,437
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	187,000
Discovery Communications LLC
5.20% due 09/20/47	217,000	186,947
Total Communications		14,690,125
Utilities - 0.3%
AES Corp.
3.95% due 07/15/30[3]	1,760,000	1,625,001
NRG Energy, Inc.
2.45% due 12/02/27[3]	1,750,000	1,577,774
Brooklyn Union Gas Co.
6.39% due 09/15/33[3]	800,000	835,139

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~		Value
CORPORATE BONDS†† - 18.0% (continued)
Utilities - 0.3% (continued)
Enel Finance International N.V.
5.00% due 06/15/32[3]		850,000	$829,053
Alexander Funding Trust II
7.47% due 07/31/28[3]		450,000	472,517
Total Utilities			5,339,484
Basic Materials - 0.2%
Anglo American Capital plc
5.63% due 04/01/30[3]		1,800,000	1,826,971
3.95% due 09/10/50[3]		970,000	736,606
2.63% due 09/10/30[3]		250,000	212,670
Yamana Gold, Inc.
2.63% due 08/15/31		1,200,000	1,011,531
Total Basic Materials			3,787,778
Total Corporate Bonds
(Cost $392,993,344)			339,777,877

U.S. TREASURY BILLS†† - 3.5%
U.S. Treasury Bills
5.23% due 01/16/24[12]		55,055,000	54,942,436
5.26% due 01/02/24[12]		5,435,000	5,435,000
5.26% due 01/23/24[12]		4,945,000	4,929,803
Total U.S. Treasury Bills
(Cost $65,298,351)			65,307,239

FEDERAL AGENCY DISCOUNT NOTES†† - 1.5%
Federal Home Loan Bank
5.20% due 01/02/24[12]		21,760,000	21,756,801
5.25% due 01/12/24[12]		6,575,000	6,564,453
Total Federal Agency Discount Notes
(Cost $28,321,310)			28,321,254

SENIOR FLOATING RATE INTERESTS††,◊ - 1.3%
Industrial - 0.6%
Mileage Plus Holdings LLC
10.77% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 06/21/27		5,915,000	6,109,367
XPO, Inc.
7.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/28/31		2,475,000	2,476,039
SkyMiles IP Ltd.
9.17% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/20/27		1,360,000	1,391,022
Air Canada
9.14% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/11/28		444,761	445,455
Total Industrial			10,421,883
Technology - 0.3%
Datix Bidco Ltd.
9.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	2,900,000	3,678,561
RLDatix
9.94% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		1,252,544	1,246,281
Total Technology			4,924,842
Consumer, Cyclical - 0.2%
Amaya Holdings BV
6.43% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,000,000	4,415,150
Financial - 0.1%
Citadel Securities, LP
7.97% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 07/29/30		1,947,625	1,950,060
Consumer, Non-cyclical - 0.1%
Southern Veterinary Partners LLC
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/05/27		1,054,496	1,050,014
HAH Group Holding Co. LLC
10.46% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27		260,643	257,875
Total Consumer, Non-cyclical			1,307,889
Energy - 0.0%
Venture Global Calcasieu Pass LLC
8.08% (1 Month Term SOFR + 2.73%, Rate Floor: 2.73%) due 08/19/26†††		444,419	443,308
Communications - 0.0%
Radiate Holdco LLC
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/25/26		161,095	128,411
Total Senior Floating Rate Interests
(Cost $24,139,347)			23,591,543

FEDERAL AGENCY BONDS†† - 1.0%
Tennessee Valley Authority Principal Strips
due 06/15/38[5,6]		9,400,000	4,729,817
due 01/15/48[5,6]		9,700,000	2,995,273
due 01/15/38[5]		4,000,000	2,055,756
due 06/15/35[5,6]		1,583,000	938,633
due 12/15/42[5,6]		1,600,000	634,626
Tennessee Valley Authority
4.25% due 09/15/65		2,450,000	2,245,290
5.38% due 04/01/56		600,000	664,816
Federal Farm Credit Bank
3.51% due 06/11/40		3,300,000	2,843,715

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
FEDERAL AGENCY BONDS†† - 1.0% (continued)
U.S. International Development Finance Corp.
due 01/17/26[5]	800,000	$831,649
Total Federal Agency Bonds
(Cost $24,734,600)		17,939,575

MUNICIPAL BONDS†† - 0.5%
Texas - 0.2%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40	2,100,000	1,656,316
2.78% due 09/01/34	700,000	567,287
2.69% due 09/01/33	500,000	410,449
2.57% due 09/01/32	475,000	394,438
2.41% due 09/01/31	450,000	377,911
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,500,000	1,138,053
Total Texas		4,544,454
California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	1,200,000	1,306,866
2.68% due 02/01/39	1,200,000	915,195
Total California		2,222,061
Idaho - 0.1%
Boise State University Revenue Bonds
3.06% due 04/01/40	1,150,000	916,096
Mississippi - 0.0%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	1,000,000	751,530
Ohio - 0.0%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	1,000,000	689,217
Alabama - 0.0%
Auburn University Revenue Bonds
2.68% due 06/01/50	1,000,000	656,694
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	416,667	417,544
Total Municipal Bonds
(Cost $12,797,080)		10,197,596

SENIOR FIXED RATE INTERESTS††† - 0.2%
Industrial - 0.2%
CTL Logistics
2.65% due 10/10/42	3,506,935	2,839,250
Total Senior Fixed Rate Interests
(Cost $3,506,935)		2,839,250

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 01/19/63	2,600,000	1,696,406
4.50% due 04/16/50	1,450,000	1,003,631
Total Foreign Government Debt
(Cost $4,204,493)		2,700,037

		Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	34,200,000	50,138
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	33,900,000	49,698
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	17,150,000	25,142
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	13,950,000	20,451
Total OTC Options Purchased
(Cost $447,756)			145,429
Total Investments - 104.8%
(Cost $2,081,171,354)			$1,978,224,553
Other Assets & Liabilities, net - (4.8)%			(89,764,284)
Total Net Assets - 100.0%			$1,888,460,269

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	726	Jun 2025	$175,274,550	$1,326,507

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR14,500,000	$(329,030)	$(106,173)	$(222,857)
BofA Securities, Inc.	ICE	CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	9,108,000	(531,296)	33,843	(565,139)
							$(860,326)	$(72,330)	$(787,996)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	$80,000,000	$6,632,731	$891	$6,631,840
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.35%	Annually	10/03/28	75,000,000	2,665,813	588	2,665,225
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.51%	Annually	10/11/28	41,851,000	1,788,067	466	1,787,601
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.25%	Annually	11/08/30	38,000,000	1,754,620	517	1,754,103
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.50%	Annually	11/02/30	23,900,000	1,452,163	433	1,451,730
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	98,748,000	1,335,627	484	1,335,143
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.96%	Annually	10/16/25	95,000,000	1,254,808	479	1,254,329
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.28%	Annually	11/08/30	26,000,000	1,236,707	446	1,236,261
								$18,120,536	$4,304	$18,116,232

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Receive	4.53% (Federal Funds Rate - 0.80%)	At Maturity	01/06/25	21,268	$2,353,517	$(84,646)

OTC Equity Index Swap Agreements††
JPMorgan Chase Bank, N.A.	Vanguard Intermediate-Term Corporate Bond ETF	Pay	5.18% (Federal Funds Rate - 0.15%)	At Maturity	01/04/24	26,266	2,134,901	67,241
Bank of America, N.A.	Vanguard Short-Term Corporate Bond ETF	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	01/06/25	26,266	2,032,200	26,397

							$4,167,101	$93,638

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	GBP	Sell	2,931,000	3,682,928 USD	01/17/24	$(53,981)
Barclays Bank plc	EUR	Sell	8,948,000	9,673,298 USD	01/17/24	(213,583)
						$(267,564)

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $611,889,057 (cost $658,964,826), or 32.4% of total net assets.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.
[5]	Zero coupon rate security.
[6]	Security is a principal-only strip.
[7]	Security is an interest-only strip.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $732,882 (cost $855,931), or 0.0% of total net assets — See Note 6.
[10]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2023. See table below for additional step information for each security.
[11]	Perpetual maturity.
[12]	Rate indicated is the effective yield at the time of purchase.
13	Face amount of security is adjusted for inflation.

BofA — Bank of America
CDX.NA.HY.41.V2 — Credit Default Swap North American High Yield Series 41 Index Version 2
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$13,087	$—	$62		$13,149
Preferred Stocks	—	27,092,243	—	*	27,092,243
Warrants	685	—	7		692
Money Market Funds	67,838,877	—	—		67,838,877
U.S. Government Securities	—	623,213,304	—		623,213,304
Asset-Backed Securities	—	367,827,901	41,959,339		409,787,240
Collateralized Mortgage Obligations	—	355,296,318	4,162,930		359,459,248
Corporate Bonds	—	321,634,123	18,143,754		339,777,877
U.S. Treasury Bills	—	65,307,239	—		65,307,239
Federal Agency Discount Notes	—	28,321,254	—		28,321,254
Senior Floating Rate Interests	—	18,223,393	5,368,150		23,591,543
Federal Agency Bonds	—	17,939,575	—		17,939,575
Municipal Bonds	—	10,197,596	—		10,197,596
Senior Fixed Rate Interests	—	—	2,839,250		2,839,250
Foreign Government Debt	—	2,700,037	—		2,700,037
Options Purchased	—	145,429	—		145,429
Interest Rate Futures Contracts**	1,326,507	—	—		1,326,507
Interest Rate Swap Agreements**	—	18,116,232	—		18,116,232
Equity Index Swap Agreements**	—	93,638	—		93,638
Total Assets	$69,179,156	$1,856,108,282	$72,473,492		$1,997,760,930

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$787,996	$—	$787,996
Forward Foreign Currency Exchange Contracts**	—	267,564	—	267,564
Credit Index Swap Agreements**	—	84,646	—	84,646
Total Liabilities	$—	$1,140,206	$—	$1,140,206

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$24,298,356	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	12,850,510	Yield Analysis	Yield	6.2%-6.9%	6.5%
Asset-Backed Securities	4,235,473	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	575,000	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	4,162,930	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	62	Model Price	Liquidation Value	—	—
Corporate Bonds	14,318,881	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	2,808,105	Yield Analysis	Yield	5.9%	6.4%
Corporate Bonds	1,016,768	Third Party Pricing	Broker Quote	—	—
Senior Fixed Rate Interests	2,839,250	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	4,924,842	Yield Analysis	Yield	10.2%	—
Senior Floating Rate Interests	443,308	Third Party Pricing	Broker Quote	—	—
Warrants	7	Model Price	Liquidation Value	—	—
Total Assets	$72,473,492

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2023, the Fund had securities with a total value of $443,308 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $6,797,774 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2023:

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$38,332,615	$8,981,359	$17,372,298	$4,701,097	$7	$62	$2,572,239	$71,959,677	$-
Purchases/(Receipts)	5,005,154	-	-	-	-	-	-	5,005,154	-
(Sales, maturities and paydowns)/Fundings	(536,504)	(95,837)	(94,577)	-	-	-	(19,068)	(745,986)	-
Amortization of premiums/discounts	6,232	(2,499)	899	8,177	-	-	-	12,809	-
Total realized gains (losses) included in earnings	(1,234)	-	-	-	-	-	-	(1,234)	-
Total change in unrealized appreciation (depreciation) included in earnings	805,916	424,841	865,134	215,568	-	-	286,079	2,597,538	-
Transfers into Level 3	-	-	-	443,308	-	-	-	443,308	-
Transfers out of Level 3	(1,652,840)	(5,144,934)	-	-	-	-	-	(6,797,774)	-
Ending Balance	$41,959,339	$4,162,930	$18,143,754	$5,368,150	$7	$62	$2,839,250	$72,473,492	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2023	$739,101	$326,195	$865,134	$215,568	$-	$-	$286,079	$2,432,077	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27
BRAVO Residential Funding Trust 2023-NQM8, 7.10% due 10/25/63	8.10%	11/01/27
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27
CSMC Trust 2020-NQM1, 1.72% due 05/25/65	2.72%	09/26/24
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MUTUAL FUNDS† - 89.8%
Guggenheim High Yield Fund — R6-Class[1]	206,394	$2,026,787
Guggenheim RBP Large-Cap Market Fund — Institutional Class[1]	136,016	1,625,388
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	33,240	818,042
Guggenheim RBP Dividend Fund — Institutional Class[1]	60,502	799,836
Guggenheim Core Bond Fund — Institutional Class[1]	47,044	769,167
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	13,053	421,227
Guggenheim World Equity Income Fund — Institutional Class[1]	27,443	417,689
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	40,334	397,288
Total Mutual Funds
(Cost $7,343,032)		7,275,424

CLOSED-END FUNDS† - 9.0%
ClearBridge MLP & Midstream Total Return Fund, Inc.	750	27,172
KKR Income Opportunities Fund	1,850	23,254
First Trust Energy Income and Growth Fund	1,500	21,720
PIMCO Corporate & Income Strategy Fund	1,700	21,097
Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,650	21,071
PIMCO Dynamic Income Fund	1,145	20,553
Apollo Senior Floating Rate Fund, Inc.	1,550	20,537
BlackRock Floating Rate Income Strategies Fund, Inc.	1,600	20,256
BlackRock Floating Rate Income Trust	1,600	19,808
BlackRock Limited Duration Income Trust	1,400	19,572
Western Asset High Income Fund II, Inc.	3,798	18,838
Voya Infrastructure Industrials and Materials Fund	1,850	18,833
Neuberger Berman High Yield Strategies Fund, Inc.	2,317	17,887
Eaton Vance Tax-Advantaged Dividend Income Fund	797	17,733
abrdn Income Credit Strategies Fund	2,584	17,573
Blackstone Strategic Credit Fund	1,550	17,546
PIMCO High Income Fund	3,500	17,465
Royce Value Trust, Inc.	1,195	17,399
DoubleLine Income Solutions Fund	1,400	17,136
Eaton Vance Enhanced Equity Income Fund II	908	16,998
Voya Global Equity Dividend and Premium Opportunity Fund	3,400	16,898
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,370	16,892
Pioneer High Income Fund, Inc.	2,350	16,803
Western Asset Premier Bond Fund	1,550	16,740
John Hancock Preferred Income Fund	1,050	16,569
Calamos Convertible Opportunities and Income Fund	1,594	16,514
Cohen & Steers REIT and Preferred and Income Fund, Inc.	815	16,430
Virtus Diversified Income & Convertible Fund	779	16,343
Eaton Vance Tax-Managed Buy-Write Income Fund	1,250	16,225
BlackRock Enhanced Equity Dividend Trust	2,100	16,149
PGIM High Yield Bond Fund, Inc.	1,300	16,016
Invesco High Income Trust II	1,525	15,845
Eaton Vance Limited Duration Income Fund	1,650	15,807
John Hancock Income Securities Trust	1,450	15,776
BlackRock Credit Allocation Income Trust	1,500	15,480
John Hancock Premium Dividend Fund	1,450	15,443
John Hancock Investors Trust	1,178	15,243
Western Asset Emerging Markets Debt Fund, Inc.	1,650	15,197
Reaves Utility Income Fund	550	14,707
PIMCO Dynamic Income Opportunities Fund	1,150	14,076
Western Asset Mortgage Opportunity Fund, Inc.	1,250	13,963
Total Closed-End Funds
(Cost $800,167)		725,564

MONEY MARKET FUND† - 1.1%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 5.21%[2]	91,723	91,723
Total Money Market Fund
(Cost $91,723)		91,723
Total Investments - 99.9%
(Cost $8,234,922)		$8,092,711
Other Assets & Liabilities, net - 0.1%		7,149
Total Net Assets - 100.0%		$8,099,860

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2023.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$7,275,424	$—	$—	$7,275,424
Closed-End Funds	725,564	—	—	725,564
Money Market Fund	91,723	—	—	91,723
Total Assets	$8,092,711	$—	$—	$8,092,711

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Core Bond Fund — Institutional Class	$721,321	$9,419	$–	$–	$38,427	$769,167	47,044	$9,441
Guggenheim Floating Rate Strategies Fund — R6-Class	798,232	17,737	–	–	2,073	818,042	33,240	17,704
Guggenheim High Yield Fund — R6-Class	1,908,905	33,664	–	–	84,218	2,026,787	206,394	33,636
Guggenheim RBP Dividend Fund — Institutional Class	719,569	3,127	–	–	77,140	799,836	60,502	3,127
Guggenheim RBP Large-Cap Market Fund — Institutional Class	1,449,403	5,075	–	–	170,910	1,625,388	136,016	5,075
Guggenheim Risk Managed Real Estate Fund — Institutional Class	362,587	3,346	–	–	55,294	421,227	13,053	3,346
Guggenheim Ultra Short Duration Fund — Institutional Class	387,411	5,869	–	–	4,008	397,288	40,334	5,861
Guggenheim World Equity Income Fund — Institutional Class	384,380	2,187	–	–	31,122	417,689	27,443	2,187
	$6,731,808	$80,424	$–	$–	$463,192	$7,275,424		$80,377

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS††† - 0.3%
Industrial - 0.3%
API Heat Transfer Intermediate*	2,105	$2,942,664
BP Holdco LLC*,1	244,278	296,099
Vector Phoenix Holdings, LP*	244,278	6,060
Targus, Inc.*	12,773	377
Targus, Inc.*	12,773	377
Targus, Inc.*	12,773	307
YAK BLOCKER 2 LLC*	15,530	155
YAK BLOCKER 2 LLC*	14,354	143
Targus, Inc.*	12,773	140
Targus, Inc.*	12,773	1
Total Industrial		3,246,323
Energy - 0.0%
Permian Production Partners LLC*	401,481	16,572
Financial - 0.0%
Tensor Ltd.*	177,413	18
Total Common Stocks
(Cost $3,514,790)		3,262,913

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
YAK BLOCKER 2 LLC *	853,214	247,567
Total Preferred Stocks
(Cost $2,367,986)		247,567

EXCHANGE-TRADED FUNDS† - 2.8%
SPDR Blackstone Senior Loan ETF	676,240	28,354,743
Total Exchange-Traded Funds
(Cost $28,000,558)		28,354,743

MONEY MARKET FUND† - 3.7%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.22%[2]	37,679,785	37,679,785
Total Money Market Fund
(Cost $37,679,785)		37,679,785

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2%
Consumer, Non-cyclical - 16.9%
Bombardier Recreational Products, Inc.
7.46% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/24/27	9,825,648	9,764,238
Osmosis Holdings Australia II Pty Ltd.
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/28	9,138,644	9,133,526
Del Monte Foods, Inc.
9.71% ((1 Month Term SOFR + 4.25%) and (Commercial Prime Lending Rate + 3.25%), Rate Floor: 4.25%) due 05/16/29	9,503,008	8,873,433
Medical Solutions Parent Holdings, Inc.
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/01/28	9,144,721	8,508,432
National Mentor Holdings, Inc.
9.20% (1 Month Term SOFR + 3.85%, Rate Floor: 4.60%) due 03/02/28	8,985,977	8,132,309
Hayward Industries, Inc.
8.22% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/30/28	7,605,000	7,592,756
VC GB Holdings I Corp.
8.61% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/21/28	7,269,987	7,212,845
Quirch Foods Holdings LLC
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/27/27	6,600,911	6,588,568
Mission Veterinary Partners
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/27/28	6,361,915	6,302,304
Kronos Acquisition Holdings, Inc.
9.36% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/22/26	6,233,869	6,222,586
HAH Group Holding Co. LLC
10.46% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	6,195,900	6,149,430
Electron BidCo, Inc.
8.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 11/01/28	6,015,453	6,023,815
Grifols Worldwide Operations USA, Inc.
7.54% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/15/27	6,014,641	6,007,123
Weber-Stephen Products LLC
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/29/27	6,359,840	5,539,866
Froneri US, Inc.
7.71% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27	5,422,731	5,424,900

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Consumer, Non-cyclical - 16.9% (continued)
Triton Water Holdings, Inc.
8.86% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/31/28		5,319,101	$5,263,250
Dermatology Intermediate Holdings III, Inc.
9.63% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29		5,176,074	4,993,307
Phoenix Newco, Inc.
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/15/28		4,912,500	4,938,291
Southern Veterinary Partners LLC
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/05/27		4,675,113	4,655,244
Chefs' Warehouse, Inc.
10.21% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29		4,466,042	4,453,001
Perrigo Investments LLC
7.71% (1 Month Term SOFR + 2.35%, Rate Floor: 2.85%) due 04/20/29		4,433,825	4,417,199
Resonetics LLC
9.65% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/28/28		3,814,827	3,810,860
CHG PPC Parent LLC
8.47% (1 Month Term SOFR + 3.11%, Rate Floor: 3.61%) due 12/08/28†††		3,438,890	3,438,890
Elanco Animal Health, Inc.
7.19% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27		2,921,270	2,900,587
Topgolf Callaway Brands Corp.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/15/30		2,858,400	2,855,427
TGP Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/29/28		3,049,287	2,652,880
Balrog Acquisition, Inc.
9.97% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/05/28†††		2,582,281	2,575,826
Heritage Grocers Group LLC
12.20% (3 Month Term SOFR + 6.85%, Rate Floor: 7.60%) due 08/01/29		2,484,249	2,480,522
Blue Ribbon LLC
11.63% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 05/08/28		2,548,718	2,195,083
Energizer Holdings, Inc.
7.72% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/22/27		2,147,000	2,142,534
Cambrex Corp.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/04/26		2,098,155	2,050,422
Summit Behavioral Healthcare, LLC
10.40% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 11/24/28		1,675,736	1,671,547
Sigma Holding BV (Flora Food)
7.41% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	1,439,217	1,585,761
Aramark Services, Inc.
7.97% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/21/30		1,492,500	1,494,127
DaVita, Inc.
7.22% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/12/26		1,488,241	1,486,648
Endo Luxembourg Finance Company I SARL
14.50% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28		1,896,000	1,237,140
Upstream Newco, Inc.
9.89% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/20/26		731,250	686,922
PlayCore
9.39% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/29/27		630,811	633,965
Mamba Purchaser, Inc.
8.97% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 10/16/28		312,983	312,397
Total Consumer, Non-cyclical			172,407,961
Industrial - 16.7%
Arcline FM Holdings LLC
10.36% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 06/23/28		9,398,663	9,381,087
American Bath Group LLC
9.21% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/23/27		8,759,586	8,600,424
Pelican Products, Inc.
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/29/28		8,982,214	8,278,637

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Industrial - 16.7% (continued)
CPG International LLC
7.96% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/29		6,912,500	$6,915,956
Aegion Corp.
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 05/17/28		6,880,977	6,878,087
LTI Holdings, Inc.
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 09/08/25		6,829,925	6,578,105
Hunter Douglas, Inc.
8.88% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/26/29		6,595,312	6,560,687
Park River Holdings, Inc.
8.91% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/28/27		5,969,368	5,816,433
USIC Holding, Inc.
9.11% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/12/28		5,250,368	5,200,490
White Cap Supply Holdings LLC
9.11% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/19/27		4,949,622	4,957,888
Titan Acquisition Ltd. (Husky)
8.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/25		4,924,361	4,914,118
Duran Group Holding GmbH
9.38% (6 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 05/29/26	EUR	4,527,760	4,799,746
Brown Group Holding LLC
8.21% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/07/28		4,452,092	4,453,695
TricorBraun Holdings, Inc.
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/03/28		4,402,444	4,370,791
STS Operating, Inc. (SunSource)
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/11/24		3,989,180	3,999,153
DXP Enterprises, Inc.
10.29% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/05/30†††		3,785,513	3,794,976
DG Investment Intermediate Holdings 2, Inc.
9.22% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/31/28		3,802,626	3,761,900
Ravago Holdings America, Inc.
8.11% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/06/28		3,661,671	3,634,208
Pro Mach Group, Inc.
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/31/28		3,411,331	3,417,745
Berlin Packaging LLC
9.21% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 03/13/28		3,372,375	3,372,746
TransDigm, Inc.
8.60% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/28/31		3,215,243	3,227,300
Icebox Holdco III, Inc.
9.11% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/28		3,139,460	3,112,775
Mirion Technologies, Inc.
8.36% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/20/28		3,065,287	3,073,717
Anchor Packaging LLC
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/20/26		3,041,194	3,015,526
Merlin Buyer, Inc.
10.11% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28		2,970,000	2,970,000
Quikrete Holdings, Inc.
8.22% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/18/29		2,922,814	2,930,121
Alliance Laundry Systems LLC
8.99% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/08/27		2,870,943	2,877,317
Service Logic Acquisition, Inc.
9.64% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/29/27		2,735,969	2,731,400
Standard Industries, Inc.
7.72% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/22/28		2,491,869	2,495,656
Engineered Machinery Holdings, Inc.
9.11% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/19/28		2,493,865	2,472,817

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Industrial - 16.7% (continued)
Michael Baker International LLC
10.47% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 12/01/28†††	2,238,579	$2,232,982
API Heat Transfer ThermaSys Corp.
13.64% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 11/10/27†††	1,386,660	1,386,660
10.64% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 11/10/27†††	802,577	802,577
Air Canada
9.14% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/11/28	2,172,500	2,175,889
Charter Next Generation, Inc.
9.22% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/01/27	2,142,510	2,149,880
Fugue Finance LLC
9.39% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/31/28	2,114,814	2,121,095
Beacon Roofing Supply, Inc.
7.97% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/19/28	2,108,376	2,115,565
Mileage Plus Holdings LLC
10.77% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 06/21/27	1,960,000	2,024,406
Sundyne (Star US Bidco)
9.71% (1 Month Term SOFR + 4.35%, Rate Floor: 5.35%) due 03/17/27	1,950,609	1,947,195
TK Elevator Midco GmbH
9.38% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/30/27	1,843,777	1,846,082
United Airlines, Inc.
9.22% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/21/28	1,837,353	1,841,431
Protective Industrial Products, Inc.
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/29/27†††	1,813,632	1,795,496
EMRLD Borrower LP
8.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30	1,753,094	1,758,143
CPM Holdings, Inc.
9.84% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/22/28	1,576,025	1,579,965
Barnes Group, Inc.
8.46% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/03/30	1,521,188	1,524,230
XPO, Inc.
7.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/28/31	1,290,000	1,290,542
Patriot Container Corp. (Wastequip)
9.21% (1 Month Term SOFR + 3.85%, Rate Floor: 4.85%) due 03/20/25	714,116	682,723
ProAmpac PG Borrower LLC
9.88% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/15/28	661,500	661,705
Bleriot US Bidco LLC
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/31/28	597,246	599,163
Osmose Utility Services, Inc.
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/23/28	483,851	483,004
Total Industrial		169,612,234
Consumer, Cyclical - 16.3%
First Brands Group LLC
10.88% (6 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	9,272,486	9,181,017
Fertitta Entertainment LLC
9.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/29	7,338,826	7,337,285
WIRB - Copernicus Group, Inc.
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/08/27	7,257,251	7,264,073
Congruex Group LLC
11.28% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29†††	6,895,000	6,550,250
Eagle Parent Corp.
9.60% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29	6,263,438	6,192,974
Thevelia US LLC
9.50% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 06/18/29	6,191,922	6,186,783
PetSmart LLC
9.21% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/11/28	6,207,125	6,129,536
Truck Hero, Inc.
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 01/31/28	5,845,151	5,755,019

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Consumer, Cyclical - 16.3% (continued)
American Tire Distributors, Inc.
11.91% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/20/28		6,895,000	$5,729,745
Scientific Games Holdings, LP
8.66% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/04/29		5,611,645	5,608,839
Prime Security Services Borrower, LLC
7.84% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/13/30		5,000,000	5,011,700
Restaurant Brands
7.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/20/30		5,011,524	5,009,720
Petco Health And Wellness Company, Inc.
8.86% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/03/28		5,179,248	4,885,585
Flutter Financing B.V.
7.70% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/18/30		4,560,000	4,563,785
CCRR Parent, Inc.
9.22% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/06/28		4,659,107	4,501,862
Belron Finance US LLC
8.00% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/18/29		3,990,000	3,994,987
Ontario Gaming GTA LP
9.60% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/01/30		3,977,906	3,991,391
Peer Holding III BV
8.60% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/18/30		3,770,000	3,777,842
Alterra Mountain Co.
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/17/28		3,570,457	3,570,457
Galaxy US Opco, Inc.
10.13% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/30/29†††		4,099,039	3,361,212
Rent-A-Center, Inc.
9.12% (6 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/17/28		3,061,373	3,057,546
Mavis Tire Express Services TopCo Corp.
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/04/28		3,051,674	3,053,414
Wyndham Hotels & Resorts, Inc.
7.71% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/24/30		3,027,437	3,033,885
Clarios Global LP
9.11% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/06/30		2,892,808	2,896,424
Packers Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28		4,439,867	2,777,137
Guardian US HoldCo LLC
9.35% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/31/30		2,736,250	2,741,941
Entain Holdings (Gibraltar) Ltd.
7.95% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/29/27		2,660,544	2,664,349
TTF Holdings Intermediate LLC
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/31/28		2,661,120	2,657,794
Michaels Stores, Inc.
9.86% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/15/28		3,195,308	2,642,519
AlixPartners, LLP
8.22% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/04/28		2,481,011	2,485,824
Peloton Interactive, Inc.
12.48% (6 Month Term SOFR + 7.00%, Rate Floor: 7.00%) due 05/25/27		2,462,500	2,469,272
Hanesbrands, Inc.
9.11% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/08/30		2,431,625	2,425,546
Seren BidCo AB
8.46% (3 Month SOFR + 3.15%, Rate Floor: 3.15%) due 11/16/28		2,161,500	2,154,302
EG Finco Limited
9.48% (3 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 02/07/28	EUR	1,958,645	2,094,557
BCPE Empire Holdings, Inc.
10.11% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 12/11/28		2,019,353	2,022,886
Match Group, Inc.
7.27% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/27		2,000,000	2,000,000

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Consumer, Cyclical - 16.3% (continued)
Alexander Mann
11.41% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	1,966,272	$1,910,567
TMF Sapphire Bidco BV
10.41% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 05/03/28	1,858,571	1,865,540
Burlington Stores, Inc.
7.47% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/26/28	1,808,562	1,808,562
Hilton Worldwide Finance LLC
7.46% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/08/30	1,720,000	1,725,229
Go Daddy Operating Company LLC
7.86% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 11/09/29	1,716,375	1,720,820
Caesars Entertainment, Inc.
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/30	1,687,250	1,689,629
TransNetwork LLC
due 11/15/30	1,607,407	1,595,352
WW International, Inc.
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/13/28	1,653,750	1,163,132
Sweetwater Sound
9.72% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/07/28	1,141,336	1,135,630
American Trailer World Corp.
9.21% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/03/28	1,085,951	1,061,365
SHO Holding I Corp.
10.89% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 04/29/24	551,227	358,298
10.87% (3 Month Term SOFR + 5.23%, Rate Floor: 5.23%) due 04/29/24	9,357	6,082
EG Finco Ltd.
9.35% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/07/28	158,864	155,687
New Trojan Parent, Inc.
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/06/28	205,075	53,174
Total Consumer, Cyclical		166,030,525
Technology - 12.6%
Ascend Learning LLC
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/11/28	8,918,000	8,752,036
Athenahealth Group, Inc.
8.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/15/29	8,579,175	8,531,990
Emerald TopCo, Inc. (Press Ganey)
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/24/26	8,397,222	8,296,455
CoreLogic, Inc.
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/02/28	8,522,134	8,271,839
Peraton Corp.
9.21% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/01/28	7,376,202	7,385,422
Atlas CC Acquisition Corp.
9.90% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28	6,735,451	6,252,520
Boxer Parent Company, Inc.
9.22% (1 Month Term SOFR + 3.86%, Rate Floor: 3.86%) due 10/02/25	5,959,870	5,967,320
Polaris Newco LLC
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 06/02/28	5,954,315	5,866,489
Wrench Group LLC
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/30/26	5,383,725	5,388,786
Cloud Software Group, Inc.
9.95% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/29/28	4,924,651	4,791,538
Xerox Corp.
9.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 11/19/29	4,592,520	4,586,779
Central Parent LLC
9.35% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/06/29	4,399,065	4,416,573
Conair Holdings LLC
9.22% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/17/28	4,512,320	4,415,485

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Technology - 12.6% (continued)
Sabre GLBL, Inc.
10.46% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 06/30/28	3,296,299	$2,918,873
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	1,350,528	1,176,985
CCC Intelligent Solutions, Inc.
7.72% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/21/28	3,910,151	3,907,726
Taxware Holdings (Sovos Compliance LLC)
9.97% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/11/28	3,726,798	3,675,554
Epicor Software
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/30/27	3,655,542	3,665,009
Park Place Technologies, LLC
10.46% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 11/10/27	3,591,879	3,567,491
Project Ruby Ultimate Parent Corp.
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/10/28	3,403,750	3,397,657
Iron Mountain Information Management Services, Inc.
due 01/31/31	3,160,000	3,158,041
Indicor, LLC
9.35% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 11/22/29	3,054,679	3,059,261
RealPage, Inc.
8.47% (1 Month Term SOFR + 3.11%, Rate Floor: 3.61%) due 04/24/28	2,970,707	2,943,614
Instructure Holdings, Inc.
due 10/30/28	2,908,480	2,919,386
Gen Digital, Inc.
7.46% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 09/12/29	2,156,124	2,156,793
Ciena Corp.
7.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/24/30	2,065,000	2,068,449
Dun & Bradstreet
8.21% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/06/26	1,651,248	1,653,576
World Wide Technology Holding Co. LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30	1,558,225	1,563,102
Entegris, Inc.
7.84% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/06/29	1,527,324	1,532,410
iSolved, Inc.
9.48% (6 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/14/30	1,332,000	1,332,000
Imprivata, Inc.
9.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/01/27	640,250	642,081
Total Technology		128,261,240
Financial - 10.5%
USI, Inc.
8.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 11/22/29	5,507,937	5,512,233
8.60% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/13/30	1,497,529	1,497,993
AqGen Island Holdings, Inc.
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/02/28	6,886,351	6,862,248
Teneo Holdings LLC
10.71% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25	6,624,449	6,607,888
Citadel Securities, LP
7.97% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 07/29/30	6,444,827	6,452,883
NFP Corp.
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/16/27	4,972,402	4,993,385
Jane Street Group LLC
8.22% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/26/28	4,827,765	4,841,187
Duff & Phelps
9.10% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	4,872,540	4,819,771
Nexus Buyer LLC
9.21% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/09/26	4,577,313	4,521,150
4.50% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 12/11/30	300,000	297,189
AmWINS Group, Inc.
7.72% (1 Month Term SOFR + 2.36%, Rate Floor: 3.11%) due 02/22/28	4,560,417	4,561,648

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Financial - 10.5% (continued)
Focus Financial Partners, LLC
8.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/30/28	4,196,875	$4,200,358
Worldpay
due 09/21/30	3,530,000	3,543,238
Virtu Financial
8.46% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/12/29	3,454,000	3,456,591
Apex Group Treasury LLC
9.38% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/27/28	3,430,000	3,412,850
Cobham Ultra SeniorCo SARL
9.36% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/06/29	3,258,956	3,205,998
Asurion LLC
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28	3,166,075	3,150,815
Franchise Group, Inc.
10.44% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26	3,955,564	3,140,718
Zodiac Pool Solutions LLC
7.38% (1 Month Term SOFR + 1.93%, Rate Floor: 1.93%) due 01/29/29	3,007,098	3,000,212
FleetCor Technologies Operating Company LLC
7.21% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	2,960,699	2,961,172
Alliant Holdings Intermediate, LLC
8.86% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/06/30	2,918,288	2,927,772
Delos Aircraft Leasing
7.35% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/01/27	2,808,571	2,817,699
Capstone Borrower, Inc.
9.10% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 06/17/30	2,763,256	2,757,508
HighTower Holding LLC
9.64% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/21/28	2,640,105	2,628,014
Aretec Group, Inc.
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/09/30	2,616,440	2,610,788
HarbourVest Partners, LP
8.35% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/22/30†††	2,577,890	2,584,335
Ryan Specialty Group LLC
8.46% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/01/27	2,485,577	2,479,363
Apex Group Treasury LLC
10.40% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 07/27/28†††	2,084,250	2,076,434
GIP Pilot Acquisition Partners LP
8.39% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/04/30	1,609,650	1,608,314
Jones Deslauriers Insurance Management, Inc.
9.62% (6 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/15/30	1,585,000	1,589,628
Tegra118 Wealth Solutions, Inc.
9.37% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	794,056	752,614
HUB International Ltd.
9.66% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/20/30	644,234	646,662
Total Financial		106,518,658
Communications - 8.6%
Zayo Group Holdings, Inc.
8.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,648,468	5,691,221
9.68% (1 Month Term SOFR + 4.33%, Rate Floor: 4.33%) due 03/09/27	3,930,000	3,361,643
McGraw Hill LLC
10.22% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/28/28	8,508,170	8,488,686
Virgin Media Bristol LLC
7.98% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/28	7,916,233	7,875,544
Ziggo Financing Partnership
7.98% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/28	6,685,000	6,658,728
CSC Holdings LLC
9.86% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28	6,711,360	6,472,301

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Communications - 8.6% (continued)
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/18/28		5,959,381	$5,852,589
Cengage Learning Acquisitions, Inc.
10.41% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/14/26		5,067,397	5,076,620
Xplornet Communications, Inc.
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/02/28		8,462,795	5,028,762
Altice France SA
10.89% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28		4,917,628	4,403,343
Telenet Financing USD LLC
7.48% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/28/28		4,000,000	3,971,000
Radiate Holdco LLC
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/25/26		4,592,770	3,660,943
Playtika Holding Corp.
8.22% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/13/28		3,533,351	3,526,001
WMG Acquisition Corp.
7.60% (3 Month Term SOFR + 2.24%, Rate Floor: 2.24%) due 01/20/28		3,500,000	3,499,265
Charter Communications Operating, LLC
7.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/09/30		3,250,000	3,236,447
Cincinnati Bell, Inc.
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/22/28		2,840,759	2,809,824
Level 3 Financing, Inc.
7.22% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/01/27		2,588,000	2,458,600
Authentic Brands
8.96% (1 Month Term SOFR + 3.60%, Rate Floor: 4.10%) due 12/21/28		2,094,059	2,101,325
Simon & Schuster
9.39% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30		2,066,400	2,071,566
UPC Broadband Holding BV
8.48% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/31/29		1,464,906	1,457,889
Total Communications			87,702,297
Basic Materials - 3.6%
CTEC III GmbH
7.46% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/16/29	EUR	7,500,000	8,201,303
Arsenal AIC Parent LLC
9.86% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/19/30		4,120,473	4,132,052
Nouryon USA LLC
9.47% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28		1,813,253	1,818,348
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28		1,348,225	1,351,259
Illuminate Buyer LLC
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/30/27		3,051,162	3,052,688
NIC Acquisition Corp.
9.36% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/29/27		3,528,762	2,828,302
LSF11 A5 HoldCo LLC
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/16/28		2,540,457	2,544,700
INEOS Ltd.
8.22% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/29/26		2,529,564	2,528,299
Platform Specialty Products
due 12/09/30		2,360,000	2,365,900
Vantage Specialty Chemicals, Inc.
10.11% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/26/26		2,257,938	2,170,442
W.R. Grace Holdings LLC
9.36% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/22/28		1,715,000	1,717,761
DCG Acquisition Corp.
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/30/26		1,674,246	1,659,597
Ineos US Finance LLC
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/18/30		1,363,150	1,363,150

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Basic Materials - 3.6% (continued)
Trinseo Materials Operating S.C.A.
8.15% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/03/28	1,564,000	$1,216,182
Total Basic Materials		36,949,983
Energy - 2.3%
AL GCX Holdings LLC
8.95% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/17/29	3,509,143	3,510,021
Par Petroleum LLC
9.74% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/28/30	3,195,850	3,193,453
Traverse Midstream Partners LLC
9.24% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/16/28	3,139,844	3,138,525
TransMontaigne Operating Company LP
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/17/28	3,062,018	3,048,882
BANGL LLC
9.89% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	2,622,219	2,623,032
Buckeye Partners, LP
7.71% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/02/26	1,562,605	1,566,059
7.86% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 11/15/30	827,574	830,016
ITT Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/05/30	1,800,488	1,805,745
UGI Energy Services LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/22/30	1,584,256	1,585,349
Bip PipeCo Holdings LLC
8.62% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/30	1,330,000	1,325,012
Permian Production Partners LLC
13.47% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) (in-kind rate was 2.00%) due 11/24/25[3]	827,332	790,102
Total Energy		23,416,196
Utilities - 0.7%
Calpine Construction Finance Company, LP
7.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/31/30	4,977,525	4,973,792
TerraForm Power Operating LLC
7.95% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/21/29	1,961,505	1,957,209
Total Utilities		6,931,001
Total Senior Floating Rate Interests
(Cost $914,159,793)		897,830,095

CORPORATE BONDS†† - 4.4%
Consumer, Non-cyclical - 2.1%
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[4]	2,875,000	2,870,687
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	2,975,000	2,812,885
Sotheby's
7.38% due 10/15/27[4]	2,875,000	2,772,639
ADT Security Corp.
4.13% due 08/01/29[4]	2,875,000	2,645,719
CPI CG, Inc.
8.63% due 03/15/26[4]	2,689,000	2,594,885
Tenet Healthcare Corp.
4.38% due 01/15/30	2,800,000	2,594,871
WW International, Inc.
4.50% due 04/15/29[4]	2,875,000	1,885,279
Nathan's Famous, Inc.
6.63% due 11/01/25[4]	1,709,000	1,696,182
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,482,323
Total Consumer, Non-cyclical		21,355,470
Communications - 0.9%
VZ Secured Financing BV
5.00% due 01/15/32[4]	3,500,000	2,988,025
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	2,875,000	2,815,947
Altice France S.A.
5.50% due 10/15/29[4]	2,850,000	2,234,755

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 4.4% (continued)
Communications - 0.9% (continued)
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,575,000	$1,518,694
Total Communications		9,557,421
Industrial - 0.6%
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]	2,875,000	2,742,491
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[4]	2,120,000	1,635,050
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	1,412,000	1,411,308
Level 3 Financing, Inc.
11.00% due 11/15/29†††	1,641,456	2
Total Industrial		5,788,851
Consumer, Cyclical - 0.4%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	5,000,000	4,536,850
Basic Materials - 0.2%
WR Grace Holdings LLC
4.88% due 06/15/27[4]	1,975,000	1,900,149
Mirabela Nickel Ltd.
due 06/24/19†††,5,6	1,279,819	6,399
Total Basic Materials		1,906,548
Financial - 0.2%
Hunt Companies, Inc.
5.25% due 04/15/29[4]	1,850,000	1,650,224
Total Corporate Bonds
(Cost $49,803,958)		44,795,364

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.9%
Residential Mortgage-Backed Securities - 0.9%
RALI Series Trust
2006-QO6, 5.83% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	10,472,375	2,427,580
2006-QO2, 5.91% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	416,751	80,918
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 5.82% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	2,216,603	1,751,785
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.85% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	1,470,721	1,178,566
American Home Mortgage Assets Trust
2006-4, 5.68% (1 Month Term SOFR + 0.32%, Rate Floor: 0.32%) due 10/25/46◊	2,204,600	1,157,028
Lehman XS Trust Series
2006-16N, 5.85% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,199,188	1,027,188
Nomura Resecuritization Trust
2015-4R, 3.00% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊	527,817	495,450
Alliance Bancorp Trust
2007-OA1, 5.95% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	344,620	289,743
Morgan Stanley Re-REMIC Trust
2010-R5, 0.00% due 06/26/36	244,323	216,149
New Century Home Equity Loan Trust
2004-4, 6.27% (1 Month Term SOFR + 0.91%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35◊	95,470	94,596
GSAA Home Equity Trust
2007-7, 6.01% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	98,171	90,350
Total Residential Mortgage-Backed Securities		8,809,353
Total Collateralized Mortgage Obligations
(Cost $12,145,427)		8,809,353

ASSET-BACKED SECURITIES†† - 0.0%
Collateralized Loan Obligations - 0.0%
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,7]	2,071,948	369,051
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,7]	977,702	3,843
Total Collateralized Loan Obligations		372,894
Total Asset-Backed Securities
(Cost $8,056)		372,894
Total Investments - 100.3%
(Cost $1,047,680,353)		$1,021,352,714
Other Assets & Liabilities, net - (0.3)%		(3,083,780)
Total Net Assets - 100.0%		$1,018,268,934

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	EUR	Sell	15,260,000	16,496,930 USD	01/17/24	$(364,246)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2023.
[3]	Payment-in-kind security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $41,084,663 (cost $47,061,820), or 4.0% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,399 (cost $1,160,811), or 0.0% of total net assets — See Note 6.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$—	$3,262,913	$3,262,913
Preferred Stocks	—	—	247,567	247,567
Exchange-Traded Funds	28,354,743	—	—	28,354,743
Money Market Fund	37,679,785	—	—	37,679,785
Senior Floating Rate Interests	—	867,230,457	30,599,638	897,830,095
Corporate Bonds	—	44,788,963	6,401	44,795,364
Collateralized Mortgage Obligations	—	8,809,353	—	8,809,353
Asset-Backed Securities	—	372,894	—	372,894
Total Assets	$66,034,528	$921,201,667	$34,116,519	$1,021,352,714

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$364,246	$—	$364,246

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$3,261,693	Enterprise Value	Valuation Multiple	2.9x-7.9x	4.8x
Common Stocks	1,202	Model Price	Liquidation Value	—	—
Common Stocks	18	Third Party Pricing	Trade Price	—	—
Corporate Bonds	6,401	Third Party Pricing	Broker Quote	—	—
Preferred Stocks	247,567	Enterprise Value	Valuation Multiple	5.1x	—
Senior Floating Rate Interests	25,834,575	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,575,826	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	2,189,237	Model Price	Purchase Price	—	—
Total Assets	$34,116,519

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2023, the Fund had securities with a total value of $19,963,165 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $6,881,165 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2023:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$60,792	$16,360,394	$346,762	$493,907	$17,261,855	$(249)
Purchases/(Receipts)	—	6,059,233	—	—	6,059,233	—
(Sales, maturities and paydowns)/Fundings	—	(2,392,504)	—	—	(2,392,504)	—
Amortization of premiums/discounts	—	30,903	—	—	30,903	—
Corporate actions	—	(2,908,991)	3,402,911	(493,920)	—	—
Total realized gains (losses) including in earnings	—	18,975	(1,424,615)	—	(1,405,640)	6,019
Total change in unrealized appreciation (depreciation) included in earnings	(54,391)	349,628	937,855	247,580	1,480,672	(5,770)
Transfers into Level 3	—	19,963,165	—	—	19,963,165	—
Transfers out of Level 3	—	(6,881,165)	—	—	(6,881,165)	—
Ending Balance	$6,401	$30,599,638	$3,262,913	$247,567	$34,116,519	$—
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2023	$(54,391)	$(66,173)	$(486,261)	$34,123	$(572,702)	$—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23
Common Stock
BP Holdco LLC*	$313,770	$–	$–	$–	$(17,671)	$296,099	244,278

*	Non-income producing security.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 0.5%
Utilities - 0.5%
TexGen Power LLC*,††	26,665	$899,944
Industrial - 0.0%
BP Holdco LLC*,†††,1	23,711	28,741
Vector Phoenix Holdings, LP*,†††	23,711	589
Targus, Inc.*,†††	12,825	378
Targus, Inc.*,†††	12,825	378
Targus, Inc.*,†††	12,825	308
Targus , Inc.*,†††	12,825	141
YAK BLOCKER 2 LLC*,†††	6,243	62
YAK BLOCKER 2 LLC*,†††	5,770	58
Targus, Inc.*,†††	12,825	–
Total Industrial		30,655
Energy - 0.0%
Legacy Reserves, Inc.*,†††	3,452	27,616
Permian Production Partners LLC*,†††	57,028	2,354
Bruin E&P Partnership Units*,††	44,023	4
Total Energy		29,974
Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	2,107	19,051
Save-A-Lot*,††	17,185	3,300
Total Consumer, Non-cyclical		22,351
Financial - 0.0%
Tensor Ltd.*,†††	158,811	16
Total Common Stocks
(Cost $423,255)		982,940

PREFERRED STOCKS†† - 1.7%
Financial - 1.7%
Charles Schwab Corp.
4.00%	1,325,000	1,046,498
Citigroup, Inc.
7.63%[2]	775,000	791,352
Assurant, Inc.
5.25% due 01/15/61	28,075	559,810
Goldman Sachs Group, Inc.
7.50%[2]	475,000	496,325
American Equity Investment Life Holding Co.
5.95%[2]	21,500	465,260
Total Financial		3,359,245
Industrial - 0.0%
YAK BLOCKER 2 LLC*,†††	342,958	99,512
U.S. Shipping Corp.*,†††	14,718	2
Total Industrial		99,514
Total Preferred Stocks
(Cost $5,113,004)		3,458,759

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26	4	–
Total Warrants
(Cost $9)		–

MONEY MARKET FUND† - 2.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[3]	5,362,762	5,362,762
Total Money Market Fund
(Cost $5,362,762)		5,362,762

	Face Amount~
CORPORATE BONDS†† - 79.9%
Consumer, Non-cyclical - 14.1%
CPI CG, Inc.
8.63% due 03/15/26[4]		2,572,000	2,481,980
Upbound Group, Inc.
6.38% due 02/15/29[4,5]		2,281,000	2,140,741
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]		1,953,000	1,846,576
Tenet Healthcare Corp.
6.75% due 05/15/31[4]		675,000	689,884
4.38% due 01/15/30		625,000	579,212
6.13% due 06/15/30		275,000	278,049
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[4]		961,000	917,755
5.00% due 12/31/26[4]		350,000	341,250
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[4]		1,250,000	1,248,125
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]		1,200,000	1,037,832
Post Holdings, Inc.
4.63% due 04/15/30[4]		600,000	551,906
5.50% due 12/15/29[4]		500,000	481,784
DaVita, Inc.
3.75% due 02/15/31[4]		1,225,000	1,006,154
ADT Security Corp.
4.13% due 08/01/29[4]		1,050,000	966,262
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[4]		956,000	956,000
Carriage Services, Inc.
4.25% due 05/15/29[4]		1,075,000	954,750
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]		1,025,000	950,375
GTCR W-2 Merger Sub LLC
7.50% due 01/15/31[4]		850,000	898,214
Medline Borrower, LP
5.25% due 10/01/29[4]		850,000	801,190
Par Pharmaceutical, Inc.
due 04/01/27[4,6]		1,210,000	774,400
Williams Scotsman, Inc.
7.38% due 10/01/31[4]		725,000	760,349
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR	736,000	750,744
Bausch Health Companies, Inc.
4.88% due 06/01/28[4]		1,200,000	722,692
IQVIA, Inc.
6.50% due 05/15/30[4]		675,000	691,948

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 79.9% (continued)
Consumer, Non-cyclical - 14.1% (continued)
TriNet Group, Inc.
7.00% due 08/15/31[4]	650,000	$665,660
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[4]	475,000	475,319
6.50% due 02/15/28[4]	175,000	177,091
Central Garden & Pet Co.
4.13% due 10/15/30	711,000	646,681
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[4,6]	950,000	608,000
Grifols S.A.
4.75% due 10/15/28[4]	600,000	544,122
US Foods, Inc.
7.25% due 01/15/32[4]	500,000	521,356
WW International, Inc.
4.50% due 04/15/29[4]	690,000	452,467
Sabre GLBL, Inc.
7.38% due 09/01/25[4]	320,000	304,000
9.25% due 04/15/25[4]	31,000	29,760
Garden Spinco Corp.
8.63% due 07/20/30[4]	300,000	320,441
Service Corporation International
3.38% due 08/15/30	325,000	283,431
Ingles Markets, Inc.
4.00% due 06/15/31[4]	75,000	66,187
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
due 07/31/27[4,6]	171,000	11,970
Total Consumer, Non-cyclical		27,934,657
Industrial - 13.8%
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	2,076,000	2,074,983
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[4]	1,225,000	1,225,000
5.25% due 07/15/28[4]	675,000	643,889
Trinity Industries, Inc.
7.75% due 07/15/28[4]	1,175,000	1,213,870
4.55% due 10/01/24	550,000	541,750
Artera Services LLC
9.03% due 12/04/25[4]	1,807,842	1,710,236
Level 3 Financing, Inc.
3.63% due 01/15/29	1,825,000	930,750
4.25% due 07/01/28	1,325,000	768,500
11.00% due 11/15/29†††	468,672	1
GrafTech Finance, Inc.
4.63% due 12/15/28[4]	2,500,000	1,657,275
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[4]	1,025,000	1,043,123
9.25% due 04/15/27[4]	500,000	490,777
TransDigm, Inc.
6.88% due 12/15/30[4]	925,000	952,750
6.75% due 08/15/28[4]	425,000	434,810
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]	1,525,000	1,296,572
Enviri Corp.
5.75% due 07/31/27[4]	1,375,000	1,281,562
Clearwater Paper Corp.
4.75% due 08/15/28[4]	1,375,000	1,274,628
Builders FirstSource, Inc.
6.38% due 06/15/32[4]	750,000	765,881
4.25% due 02/01/32[4]	100,000	90,198
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[4]	475,000	479,091
7.25% due 02/15/31[4]	350,000	371,105
Amsted Industries, Inc.
4.63% due 05/15/30[4]	900,000	823,698
Masonite International Corp.
5.38% due 02/01/28[4]	850,000	816,000
Emerald Debt Merger Sub LLC
6.63% due 12/15/30[4]	700,000	714,959
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[4]	700,000	654,500
Arcosa, Inc.
4.38% due 04/15/29[4]	700,000	651,966
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[4]	425,000	424,452
7.25% due 01/15/31[4]	175,000	184,398
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[4]	575,000	579,309
Standard Industries, Inc.
4.38% due 07/15/30[4]	550,000	505,114
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
6.00% due 06/15/27[4]	500,000	498,209
Howmet Aerospace, Inc.
5.95% due 02/01/37	475,000	495,817
Calderys Financing LLC
11.25% due 06/01/28[4]	425,000	445,141
Ball Corp.
6.00% due 06/15/29	425,000	433,998
Stericycle, Inc.
5.38% due 07/15/24[4]	375,000	373,125
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[4]	300,000	307,500
Clean Harbors, Inc.
6.38% due 02/01/31[4]	225,000	228,612

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
CORPORATE BONDS†† - 79.9% (continued)
Industrial - 13.8% (continued)
Total Industrial			$27,383,549
Consumer, Cyclical - 11.9%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[4]		1,334,000	1,256,817
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[4]		1,225,000	1,198,838
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[4]		1,150,000	1,084,202
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[4]		1,075,000	1,063,541
Ritchie Bros Holdings, Inc.
6.75% due 03/15/28[4]		550,000	566,265
7.75% due 03/15/31[4]		450,000	479,749
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]		1,100,000	1,039,973
Penn Entertainment, Inc.
4.13% due 07/01/29[4]		1,204,000	1,029,419
Hanesbrands, Inc.
4.88% due 05/15/26[4]		1,050,000	1,012,843
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]		1,100,000	998,107
Crocs, Inc.
4.25% due 03/15/29[4]		1,094,000	979,934
United Airlines, Inc.
4.63% due 04/15/29[4]		1,025,000	958,616
Wolverine World Wide, Inc.
4.00% due 08/15/29[4]		1,200,000	942,000
Wabash National Corp.
4.50% due 10/15/28[4]		1,025,000	924,874
Scotts Miracle-Gro Co.
4.38% due 02/01/32		1,050,000	887,271
Air Canada
3.88% due 08/15/26[4]		900,000	859,851
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[4]		825,000	839,437
Tempur Sealy International, Inc.
3.88% due 10/15/31[4]		875,000	739,753
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[4]		800,000	725,269
Newell Brands, Inc.
6.38% due 09/15/27		500,000	496,421
5.20% due 04/01/26		200,000	197,242
Ontario Gaming GTA, LP
8.00% due 08/01/30[4]		625,000	644,531
Park River Holdings, Inc.
5.63% due 02/01/29[4]		675,000	539,255
Asbury Automotive Group, Inc.
5.00% due 02/15/32[4]		550,000	499,842
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]		475,000	484,500
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[4]		475,000	476,656
Michaels Companies, Inc.
5.25% due 05/01/28[4]		600,000	474,351
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[4]		427,000	454,755
Superior Plus, LP
4.25% due 05/18/28[4]	CAD	550,000	383,568
Clarios Global Limited Partnership / Clarios US Finance Co.
6.75% due 05/15/28[4]		350,000	357,075
Caesars Entertainment, Inc.
6.25% due 07/01/25[4]		275,000	275,748
Papa John's International, Inc.
3.88% due 09/15/29[4]		275,000	243,254
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]		215,000	215,931
Allison Transmission, Inc.
4.75% due 10/01/27[4]		200,000	193,254
Total Consumer, Cyclical			23,523,142
Communications - 11.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32		1,850,000	1,584,459
4.25% due 01/15/34[4]		975,000	792,311
4.25% due 02/01/31[4]		400,000	349,572
6.38% due 09/01/29[4]		275,000	271,195
Altice France S.A.
5.13% due 07/15/29[4]		1,450,000	1,128,128
5.50% due 10/15/29[4]		1,250,000	980,156
8.13% due 02/01/27[4]		900,000	829,647
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]		1,675,000	1,615,119
8.00% due 08/01/29[4]		775,000	720,750
CSC Holdings LLC
3.38% due 02/15/31[4]		1,025,000	747,813
4.13% due 12/01/30[4]		975,000	741,731
4.63% due 12/01/30[4]		950,000	572,015
VZ Secured Financing BV
5.00% due 01/15/32[4]		2,175,000	1,856,844
Vmed O2 UK Financing I plc
4.25% due 01/31/31[4]		1,125,000	982,400
4.75% due 07/15/31[4]		850,000	758,715
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]		1,417,000	1,387,895
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28		1,400,000	1,309,000
AMC Networks, Inc.
4.25% due 02/15/29		1,550,000	1,182,738

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 79.9% (continued)
Communications - 11.3% (continued)
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	800,000	$712,862
5.50% due 07/01/29[4]	325,000	314,220
3.88% due 09/01/31[4]	50,000	42,774
UPC Broadband Finco BV
4.88% due 07/15/31[4]	1,200,000	1,056,132
Cogent Communications Group, Inc.
7.00% due 06/15/27[4]	975,000	979,875
Match Group Holdings II LLC
4.63% due 06/01/28[4]	600,000	574,500
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[4]	550,000	496,304
Zayo Group Holdings, Inc.
4.00% due 03/01/27[4]	300,000	240,532
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[4]	200,000	181,139
Total Communications		22,408,826
Financial - 8.9%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	2,500,000	2,237,698
NFP Corp.
6.88% due 08/15/28[4]	1,425,000	1,448,656
8.50% due 10/01/31[4]	600,000	650,340
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]	1,475,000	1,396,397
5.75% due 06/15/27[4]	675,000	661,574
OneMain Finance Corp.
3.88% due 09/15/28	1,225,000	1,083,825
4.00% due 09/15/30	750,000	641,817
Hunt Companies, Inc.
5.25% due 04/15/29[4]	1,225,000	1,092,716
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	875,000	769,559
4.00% due 10/15/33[4]	350,000	297,335
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[4]	725,000	764,079
8.50% due 03/15/30[4]	200,000	210,026
HUB International Ltd.
7.00% due 05/01/26[4]	575,000	577,222
5.63% due 12/01/29[4]	375,000	357,739
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	1,000,000	915,978
SLM Corp.
3.13% due 11/02/26	900,000	839,191
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[4]	700,000	652,766
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[4]	475,000	456,499
7.00% due 01/15/31[4]	125,000	131,858
6.75% due 04/15/28[4]	50,000	51,152
USI, Inc.
7.50% due 01/15/32[4]	300,000	307,140
6.88% due 05/01/25[4]	250,000	250,000
Starwood Property Trust, Inc.
4.38% due 01/15/27[4]	550,000	518,336
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	750,000	491,883
Kennedy-Wilson, Inc.
4.75% due 02/01/30	450,000	364,738
4.75% due 03/01/29	150,000	125,238
PennyMac Financial Services, Inc.
7.88% due 12/15/29[4]	275,000	283,076
Total Financial		17,576,838
Energy - 7.8%
CVR Energy, Inc.
5.75% due 02/15/28[4]	1,725,000	1,591,312
8.50% due 01/15/29[4]	350,000	348,250
5.25% due 02/15/25[4]	250,000	249,575
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	1,200,000	1,173,132
6.88% due 01/15/29	900,000	868,513
ITT Holdings LLC
6.50% due 08/01/29[4]	1,875,000	1,658,700
NuStar Logistics, LP
5.63% due 04/28/27	1,585,000	1,578,248
Kinetik Holdings, LP
6.63% due 12/15/28[4]	1,025,000	1,044,281
5.88% due 06/15/30[4]	350,000	343,368
HF Sinclair Corp.
6.38% due 04/15/27[4]	1,050,000	1,058,235
Viper Energy, Inc.
7.38% due 11/01/31[4]	1,015,000	1,050,525
EnLink Midstream LLC
5.38% due 06/01/29	925,000	905,070
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	1,000,000	902,500
Parkland Corp.
4.50% due 10/01/29[4]	750,000	687,353
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[4]	600,000	621,574
Venture Global LNG, Inc.
9.50% due 02/01/29[4]	525,000	555,538
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[4]	500,000	497,295
Southwestern Energy Co.
5.38% due 02/01/29	425,000	414,755

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 79.9% (continued)
Energy - 7.8% (continued)
Basic Energy Services, Inc.
due 10/15/23†††,6	1,175,000	$5,875
Total Energy		15,554,099
Basic Materials - 7.2%
Carpenter Technology Corp.
6.38% due 07/15/28	1,325,000	1,320,028
7.63% due 03/15/30	650,000	670,268
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]	1,650,000	1,583,888
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	1,547,000	1,487,735
Kaiser Aluminum Corp.
4.63% due 03/01/28[4]	790,000	730,615
4.50% due 06/01/31[4]	725,000	624,970
SK Invictus Intermediate II SARL
5.00% due 10/30/29[4]	1,350,000	1,171,125
INEOS Finance plc
6.75% due 05/15/28[4]	1,100,000	1,080,092
Ingevity Corp.
3.88% due 11/01/28[4]	1,150,000	1,029,862
Novelis Corp.
4.75% due 01/30/30[4]	1,025,000	963,960
Compass Minerals International, Inc.
6.75% due 12/01/27[4]	875,000	866,250
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[4]	900,000	860,580
Arsenal AIC Parent LLC
8.00% due 10/01/30[4]	675,000	704,268
Valvoline, Inc.
3.63% due 06/15/31[4]	600,000	512,046
WR Grace Holdings LLC
4.88% due 06/15/27[4]	450,000	432,945
Axalta Coating Systems Dutch Holding B BV
7.25% due 02/15/31[4]	250,000	262,183
Mirabela Nickel Ltd.
due 06/24/19†††,6,7	278,115	1,390
Total Basic Materials		14,302,205
Technology - 3.3%
NCR Voyix Corp.
5.13% due 04/15/29[4]	1,250,000	1,188,252
Boxer Parent Company, Inc.
7.13% due 10/02/25[4]	1,025,000	1,030,494
Capstone Borrower, Inc.
8.00% due 06/15/30[4]	950,000	988,342
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[4]	875,000	892,376
Dun & Bradstreet Corp.
5.00% due 12/15/29[4]	925,000	862,858
Qorvo, Inc.
3.38% due 04/01/31[4]	600,000	513,340
Cloud Software Group, Inc.
6.50% due 03/31/29[4]	475,000	452,409
Playtika Holding Corp.
4.25% due 03/15/29[4]	500,000	436,275
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[4]	200,000	208,752
Total Technology		6,573,098
Utilities - 1.6%
Terraform Global Operating, LP
6.13% due 03/01/26[4]	1,955,000	1,923,231
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25	625,000	616,231
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[4]	400,000	374,877
Clearway Energy Operating LLC
4.75% due 03/15/28[4]	175,000	168,598
Total Utilities		3,082,937
Total Corporate Bonds
(Cost $169,748,259)		158,339,351

SENIOR FLOATING RATE INTERESTS††,◊ - 14.5%
Consumer, Cyclical - 3.0%
First Brands Group LLC
10.88% (6 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	1,016,482	1,006,318
Alexander Mann
11.41% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	956,451	929,355
American Tire Distributors, Inc.
11.91% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/20/28	911,622	757,558
Holding SOCOTEC
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 5.01%) due 06/30/28	597,800	590,327
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.97% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/03/25	742,618	513,335
TransNetwork LLC
due 11/15/30	425,000	421,812
Accuride Corp.
12.23% (1 Month Term SOFR + 1.62%, Rate Floor: 10.61%) (in-kind rate was 1.62%) due 05/18/26[8]	490,267	397,116
Sweetwater Sound
9.72% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/07/28	348,034	346,294
WW International, Inc.
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/13/28	491,625	345,775

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 14.5% (continued)
Consumer, Cyclical - 3.0% (continued)
CCRR Parent, Inc.
9.22% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/06/28		299,231	$289,132
Gateway Casinos & Entertainment Limited
13.55% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 10/22/27		174,570	174,133
Flutter Financing B.V.
8.86% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/24/28		124,656	124,933
Total Consumer, Cyclical			5,896,088
Technology - 2.9%
Datix Bidco Ltd.
9.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	1,300,000	1,649,010
12.94% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	650,000	827,405
Park Place Technologies, LLC
10.46% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 11/10/27		563,509	559,683
Atlas CC Acquisition Corp.
9.90% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28		560,625	520,428
Xerox Corp.
9.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 11/19/29		500,000	499,375
Cloud Software Group, Inc.
9.95% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/29/28		495,794	482,393
Project Ruby Ultimate Parent Corp.
10.22% (1 Month Term SOFR + 4.86%, Rate Floor: 5.61%) due 03/10/28†††		419,948	413,742
Central Parent LLC
9.35% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/06/29		275,000	276,094
24-7 Intouch, Inc.
10.21% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/25/25		265,104	259,802
SUSE
9.83% (1 Month SOFR + 4.50%, Rate Floor: 4.50%) due 10/26/30		200,000	200,834
Total Technology			5,688,766
Consumer, Non-cyclical - 2.9%
Quirch Foods Holdings LLC
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/27/27		945,750	943,982
Blue Ribbon LLC
11.63% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 05/08/28		1,025,119	882,884
Gibson Brands, Inc.
10.66% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/11/28		852,600	758,814
Women's Care Holdings, Inc.
10.05% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28		653,301	554,489
Moran Foods LLC
12.70% (3 Month Term SOFR + 7.35%, Rate Floor: 8.35%) due 06/30/26†††		472,753	353,618
12.70% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) (in-kind rate was 10.70%) due 06/30/26†††,8		284,192	148,197
Confluent Health LLC
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 11/30/28		493,013	483,153
Balrog Acquisition, Inc.
9.97% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/05/28†††		348,250	347,379
PlayCore
9.39% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/29/27		299,250	300,746
Kronos Acquisition Holdings, Inc.
11.54% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26		294,000	294,185
TGP Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/29/28		235,418	204,813
CHG PPC Parent LLC
8.47% (1 Month Term SOFR + 3.11%, Rate Floor: 3.61%) due 12/08/28†††		199,487	199,487

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 14.5% (continued)
Consumer, Non-cyclical - 2.9% (continued)
Florida Food Products LLC
10.47% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/18/28	221,063	$192,324
Total Consumer, Non-cyclical		5,664,071
Industrial - 2.2%
Dispatch Terra Acquisition LLC
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/27/28	1,170,611	1,097,448
Aegion Corp.
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 05/17/28	684,657	684,370
Pelican Products, Inc.
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/29/28	645,955	595,357
ProAmpac PG Borrower LLC
9.88% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/15/28	325,000	325,101
DXP Enterprises, Inc.
10.29% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/05/30†††	324,188	324,998
Osmose Utility Services, Inc.
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/23/28	316,149	315,595
Arcline FM Holdings LLC
10.86% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 06/23/28	275,000	275,000
Patriot Container Corp. (Wastequip)
9.21% (1 Month Term SOFR + 3.85%, Rate Floor: 4.85%) due 03/20/25	224,405	214,540
Charter Next Generation, Inc.
9.22% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/01/27	199,487	200,173
Sundyne (Star US Bidco)
9.71% (1 Month Term SOFR + 4.35%, Rate Floor: 5.35%) due 03/17/27	196,938	196,593
Anchor Packaging LLC
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/20/26	148,573	147,319
Total Industrial		4,376,494
Financial - 1.7%
Franchise Group, Inc.
10.44% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26	938,947	745,524
Teneo Holdings LLC
10.71% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25	469,201	468,028
Osaic Holdings, Inc.
9.86% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/28	450,000	450,963
Citco Funding LLC
8.64% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/27/28	443,888	444,997
Eisner Advisory Group
10.72% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28	439,881	440,066
Cobham Ultra SeniorCo SARL
9.36% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/06/29	397,007	390,556
Aretec Group, Inc.
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/09/30	374,060	373,252
Avison Young (Canada), Inc.
11.97% (1 Month Term SOFR + 6.50%, Rate Floor: 6.50%) due 01/31/26	525,250	160,858
Total Financial		3,474,244
Basic Materials - 0.9%
LTI Holdings, Inc.
10.22% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/24/26	737,559	712,666
NIC Acquisition Corp.
9.36% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/29/27	653,766	523,993
Nouryon USA LLC
9.47% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28	268,598	269,353
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28	74,625	74,793
DCG Acquisition Corp.
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/30/26	245,581	243,432
Total Basic Materials		1,824,237
Communications - 0.5%
Cengage Learning Acquisitions, Inc.
10.41% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/14/26	1,007,892	1,009,726

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 14.5% (continued)
Energy - 0.3%
BANGL LLC
9.89% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	541,643	$541,811
Permian Production Partners LLC
13.47% (1 Month Term SOFR + 6.00%, Rate Floor: 11.47%) (in-kind rate was 2.00%) due 11/24/25[8]	117,519	112,230
Total Energy		654,041
Utilities - 0.1%
TerraForm Power Operating LLC
7.95% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/21/29	226,250	225,754
Total Senior Floating Rate Interests
(Cost $30,611,032)		28,813,421

ASSET-BACKED SECURITIES†† - 0.5%
Collateralized Loan Obligations - 0.3%
WhiteHorse X Ltd.
2015-10A E, 10.96% (3 Month Term SOFR + 5.56%, Rate Floor: 5.30%) due 04/17/27◊,4	556,703	556,651
Infrastructure - 0.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[4]	400,000	338,822
Total Asset-Backed Securities
(Cost $909,225)		895,473
Total Investments - 99.8%
(Cost $212,167,546)		$197,852,706
Other Assets & Liabilities, net - 0.2%		432,621
Total Net Assets - 100.0%		$198,285,327

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Bank of America, N.A.	CAD	Sell	502,000	369,184 USD	01/17/24	$(9,890)
Barclays Bank plc	EUR	Sell	665,000	718,903 USD	01/17/24	(15,873)
Barclays Bank plc	GBP	Sell	1,975,000	2,481,673 USD	01/17/24	(36,374)
						$(62,137)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Rate indicated is the 7-day yield as of December 31, 2023.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $137,108,685 (cost $144,505,418), or 69.1% of total net assets.
[5]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At December 31, 2023, the total market value of segregated or earmarked securities was $2,140,741— See Note 2.
[6]	Security is in default of interest and/or principal obligations.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,390 (cost $252,369), or 0.0% of total net assets — See Note 6.
[8]	Payment-in-kind security.

CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—		$922,299	$60,641	$982,940
Preferred Stocks	—		3,359,245	99,514	3,458,759
Warrants	—	*	—	—	—
Money Market Fund	5,362,762		—	—	5,362,762
Corporate Bonds	—		158,332,085	7,266	158,339,351
Senior Floating Rate Interests	—		24,549,585	4,263,836	28,813,421
Asset-Backed Securities	—		895,473	—	895,473
Total Assets	$5,362,762		$188,058,687	$4,431,257	$197,852,706

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$62,137	$—	$62,137

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,448,653 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$59,420	Enterprise Value	Valuation Multiple	2.9x-7.9x	3.5x
Common Stocks	1,205	Model Price	Liquidation Value	—	—
Common Stocks	16	Third Party Pricing	Trade Price	—	—
Corporate Bonds	5,875	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	1,390	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	1	Model Price	Liquidation Value	—	—
Preferred Stocks	99,512	Enterprise Value	Valuation Multiple	5.1x	—
Preferred Stocks	2	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	2,890,157	Yield Analysis	Yield	10.2%-13.4%	11.2%
Senior Floating Rate Interests	524,485	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	501,815	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	347,379	Third Party Pricing	Vendor Price	—	—
Total Assets	$4,431,257

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2023, the Fund had securities with a total value of $205,362 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $458,528 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2023:

	Assets
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets
Beginning Balance	$13,211	$3,744,601	$64,125	$85,798	$3,907,735
Purchases/(Receipts)	-	737,079	-	-	737,079
(Sales, maturities and paydowns)/Fundings	-	(2,740)	-	-	(2,740)
Amortization of premiums/discounts	-	23,193	-	-	23,193
Total realized gains (losses) included in earnings	-	-	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	(11,820)	20,740	(3,480)	13,716	19,156
Transfers into Level 3	5,875	199,487	-	-	205,362
Transfers out of Level 3	-	(458,524)	(4)	-	(458,528)
Ending Balance	$7,266	$4,263,836	$60,641	$99,514	$4,431,257
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2023	$(11,820)	$12,828	$(2,498)	$13,716	$12,226

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23
Common Stocks
BP Holdco LLC *	$30,456	$–	$–	$–	$(1,715)	$28,741	23,711

*	Non-income producing security.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 96.2%
Financial - 19.3%
Bank of America Corp.	26,532	$893,333
Berkshire Hathaway, Inc. — Class B*	2,471	881,307
JPMorgan Chase & Co.	3,590	610,659
Mastercard, Inc. — Class A	1,295	552,330
Jefferies Financial Group, Inc.	12,178	492,113
Charles Schwab Corp.	6,546	450,365
First Horizon Corp.	30,507	431,979
American Tower Corp. — Class A REIT	1,929	416,432
Goldman Sachs Group, Inc.	1,059	408,530
Ventas, Inc. REIT	8,144	405,897
Wells Fargo & Co.	7,241	356,402
Synovus Financial Corp.	9,411	354,324
Unum Group	7,213	326,172
STAG Industrial, Inc. REIT	6,837	268,421
Markel Group, Inc.*	144	204,466
Total Financial		7,052,730
Consumer, Non-cyclical - 17.8%
Johnson & Johnson	4,170	653,606
Ingredion, Inc.	5,537	600,931
Humana, Inc.	1,306	597,900
Tyson Foods, Inc. — Class A	11,064	594,690
Medtronic plc	6,416	528,550
Archer-Daniels-Midland Co.	6,265	452,458
PayPal Holdings, Inc.*	7,205	442,459
Merck & Company, Inc.	3,339	364,018
Encompass Health Corp.	5,404	360,555
Coca-Cola Co.	6,081	358,353
HCA Healthcare, Inc.	1,156	312,906
Bunge Global S.A.	3,038	306,686
Euronet Worldwide, Inc.*	2,372	240,734
Kenvue, Inc.	10,128	218,056
Henry Schein, Inc.*	2,357	178,448
Moderna, Inc.*	1,739	172,943
Pfizer, Inc.	4,745	136,609
Total Consumer, Non-cyclical		6,519,902
Energy - 12.1%
Chevron Corp.	6,300	939,708
ConocoPhillips	7,974	925,542
Diamondback Energy, Inc.	4,180	648,234
Coterra Energy, Inc. — Class A	15,804	403,318
Pioneer Natural Resources Co.	1,695	381,172
Equities Corp.	9,397	363,288
Kinder Morgan, Inc.	16,847	297,181
Marathon Oil Corp.	12,079	291,829
Range Resources Corp.	5,505	167,572
Total Energy		4,417,844
Industrial - 9.8%
Eagle Materials, Inc.	3,262	661,664
Curtiss-Wright Corp.	2,891	644,086
Knight-Swift Transportation Holdings, Inc.	9,555	550,846
Johnson Controls International plc	8,932	514,840
Advanced Energy Industries, Inc.	4,251	463,019
L3Harris Technologies, Inc.	2,153	453,465
Teledyne Technologies, Inc.*	642	286,518
Total Industrial		3,574,438
Technology - 9.5%
Microsoft Corp.	1,371	515,551
Teradyne, Inc.	4,240	460,125
Leidos Holdings, Inc.	4,014	434,475
NXP Semiconductor N.V.	1,826	419,396
KLA Corp.	684	397,609
Fiserv, Inc.*	2,949	391,745
Intel Corp.	5,968	299,892
Amdocs Ltd.	2,549	224,032
Applied Materials, Inc.	1,172	189,946
Fortinet, Inc.*	2,463	144,159
Total Technology		3,476,930
Consumer, Cyclical - 8.6%
Walmart, Inc.	4,332	682,940
Ferguson plc*	3,521	679,800
Delta Air Lines, Inc.	11,162	449,047
Lear Corp.	2,877	406,261
Levi Strauss & Co. — Class A	16,663	275,606
Whirlpool Corp.	2,259	275,078
Southwest Airlines Co.	9,056	261,538
Advance Auto Parts, Inc.	1,482	90,446
Total Consumer, Cyclical		3,120,716
Utilities - 7.0%
OGE Energy Corp.	18,873	659,234
Edison International	7,613	544,254
Pinnacle West Capital Corp.	6,179	443,899
Exelon Corp.	11,169	400,967
Duke Energy Corp.	3,475	337,214
NiSource, Inc.	6,835	181,469
Total Utilities		2,567,037
Communications - 6.5%
Verizon Communications, Inc.	24,434	921,162
Alphabet, Inc. — Class A*	4,480	625,811
Walt Disney Co.	4,030	363,869
T-Mobile US, Inc.	1,466	235,044
AT&T, Inc.	12,462	209,112
Total Communications		2,354,998
Basic Materials - 5.6%
Nucor Corp.	2,541	442,236
Westlake Corp.	2,839	397,347
Freeport-McMoRan, Inc.	9,272	394,709
DuPont de Nemours, Inc.	4,043	311,028
Reliance Steel & Aluminum Co.	1,014	283,595
Huntsman Corp.	8,911	223,933
Total Basic Materials		2,052,848
Total Common Stocks
(Cost $29,473,903)		35,137,443

EXCHANGE-TRADED FUNDS† - 3.6%
iShares Russell 1000 Value ETF	7,953	1,314,233
Total Exchange-Traded Funds
(Cost $1,121,233)		1,314,233

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[1]	89,310	$89,310
Total Money Market Fund
(Cost $89,310)		89,310
Total Investments - 100.0%
(Cost $30,684,446)		$36,540,986
Other Assets & Liabilities, net - 0.0%		15,201
Total Net Assets - 100.0%		$36,556,187

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,137,443	$—	$—	$35,137,443
Exchange-Traded Funds	1,314,233	—	—	1,314,233
Money Market Fund	89,310	—	—	89,310
Total Assets	$36,540,986	$—	$—	$36,540,986

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Vacasa, Inc. — Class A*	4,070	$33,374
Total Common Stocks
(Cost $813,037)		33,374

PREFERRED STOCKS†† - 0.5%
Financial - 0.5%
Wells Fargo & Co.
3.90%	12,100,000	11,179,875
MetLife, Inc.
3.85%	4,620,000	4,373,284
Markel Group, Inc.
6.00%	4,085,000	4,038,831
American Equity Investment Life Holding Co.
5.95%[1]	8,000	173,120
Total Financial		19,765,110
Total Preferred Stocks
(Cost $20,988,591)		19,765,110

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26	19,663	2,071
Total Warrants
(Cost $45,531)		2,071

MUTUAL FUNDS† - 2.2%
Guggenheim Strategy Fund III[2]	1,304,826	32,033,490
Guggenheim Strategy Fund II2	1,303,136	31,926,832
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	3,171,615	31,240,406
Total Mutual Funds
(Cost $95,206,828)		95,200,728

MONEY MARKET FUND† - 7.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[3]	295,898,775	295,898,775
Total Money Market Fund
(Cost $295,898,775)		295,898,775

	Face Amount~
ASSET-BACKED SECURITIES†† - 30.0%
Collateralized Loan Obligations - 20.1%
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.36% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,4	48,500,001	48,107,645
2021-1A A2R, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 04/15/33◊,4	6,250,000	6,122,401
BXMT Ltd.
2020-FL2 A, 6.38% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,4	17,028,324	16,219,478
2020-FL2 AS, 6.63% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,4	14,310,000	13,132,443
2020-FL3 AS, 7.23% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,4	4,500,000	4,202,201
2020-FL3 B, 7.63% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 11/15/37◊,4	2,000,000	1,823,169
2020-FL2 B, 6.88% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,4	2,000,000	1,782,822
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.21% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,4	36,500,000	36,169,401
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 7.05% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/18/31◊,4	30,750,000	30,384,693
Golub Capital Partners CLO 54M, LP
2021-54A A, 7.18% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,4	29,000,000	28,738,026
LCCM Trust
2021-FL3 A, 6.93% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,4	22,250,000	21,933,189
2021-FL2 B, 7.38% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,4	6,000,000	5,701,076
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.25% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,4	27,650,000	27,557,483
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.23% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,4	24,250,000	23,896,018
2021-4A A2R, 7.53% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,4	3,650,000	3,505,600

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.0% (continued)
Collateralized Loan Obligations - 20.1% (continued)
Parliament CLO II Ltd.
2021-2A B, 7.33% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 08/20/32◊,4	22,250,000	$21,533,134
2021-2A A, 6.98% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,4	4,601,948	4,554,903
2021-2A C, 8.18% (3 Month Term SOFR + 2.81%, Rate Floor: 2.55%) due 08/20/32◊,4	500,000	477,810
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A2R, 7.58% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 04/20/31◊,4	15,500,000	14,990,317
2021-5A A1R, 7.18% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/20/31◊,4	10,533,310	10,428,923
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.95% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,4	23,145,198	23,046,243
Palmer Square Loan Funding Ltd.
2021-1A A1, 6.58% (3 Month Term SOFR + 1.16%, Rate Floor: 1.16%) due 04/20/29◊,4	7,068,486	7,059,185
2021-3A B, 7.43% (3 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 07/20/29◊,4	5,000,000	4,997,573
2022-1A A2, 6.99% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,4	5,000,000	4,937,832
2021-2A B, 7.03% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,4	4,000,000	3,997,991
2023-2A A2, 7.65% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,4	2,000,000	2,000,037
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.50% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,4	23,000,000	22,146,387
Madison Park Funding XLVIII Ltd.
2021-48A B, 7.11% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,4	22,000,000	21,866,559
Cerberus Loan Funding XLIV LLC
2024-5A A, (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,4	20,000,000	20,000,000
LCM XXIV Ltd.
2021-24A AR, 6.66% (3 Month Term SOFR + 1.24%, Rate Floor: 0.98%) due 03/20/30◊,4	19,972,100	19,966,188
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.52% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,4	16,888,373	16,296,166
2021-FL1 B, 7.07% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,4	3,750,000	3,602,221
Cerberus Loan Funding XL LLC
2023-1A A, 7.79% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,4	16,500,000	16,500,350
2023-1A B, 8.99% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,4	3,250,000	3,253,380
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.28% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,4	14,250,000	14,113,571
2021-2A B, 7.56% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,4	4,000,000	3,899,990
Cerberus Loan Funding XXX, LP
2020-3A A, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 01/15/33◊,4	18,000,000	17,927,732

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.0% (continued)
Collateralized Loan Obligations - 20.1% (continued)
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.28% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,4	15,250,000	$15,128,012
2021-1A BR, 7.83% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 04/20/32◊,4	2,250,000	2,188,146
2021-1A A2R, 7.58% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 04/20/32◊,4	300,000	297,745
Cerberus Loan Funding XXXI, LP
2021-1A B, 7.56% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 04/15/32◊,4	9,600,000	9,536,025
2021-1A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,4	7,976,843	7,958,966
Woodmont Trust
2020-7A A1A, 7.56% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,4	16,250,000	16,182,462
BRSP Ltd.
2021-FL1 C, 7.62% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,4	10,000,000	9,242,094
2021-FL1 B, 7.37% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,4	6,400,000	6,103,631
ACRES Commercial Realty Ltd.
2021-FL1 B, 7.28% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 06/15/36◊,4	11,200,000	10,714,237
2021-FL1 C, 7.48% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 06/15/36◊,4	4,800,000	4,554,352
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.22% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,4	11,500,000	11,384,757
2021-3A B, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,4	2,250,000	2,186,165
BDS Ltd.
2021-FL8 D, 7.37% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 01/18/36◊,4	7,000,000	6,746,055
2021-FL9 C, 7.37% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,4	5,000,000	4,787,610
2020-FL5 B, 7.27% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37◊,4	1,400,000	1,361,930
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.38% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,4	12,250,000	12,132,995
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.96% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,4	11,671,879	11,625,978
Lake Shore MM CLO III LLC
2021-2A A1R, 7.14% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,4	11,250,000	11,221,878
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 7.46% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,4	11,500,000	11,221,071
ALM 2020 Ltd.
2020-1A A1B, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 10/15/29◊,4	10,500,000	10,436,068
Owl Rock CLO II Ltd.
2021-2A ALR, 7.23% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,4	10,500,000	10,377,630
FS Rialto
2021-FL3 B, 7.27% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,4	7,500,000	7,193,815
2021-FL2 C, 7.52% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,4	3,250,000	3,071,017

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.0% (continued)
Collateralized Loan Obligations - 20.1% (continued)
KREF
2021-FL2 B, 7.13% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/39◊,4	10,700,000	$9,852,577
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 7.08% (3 Month Term SOFR + 1.69%, Rate Floor: 1.43%) due 10/20/31◊,4	9,250,000	9,154,255
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,4	8,000,000	7,977,446
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A B, 7.18% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 01/20/33◊,4	7,000,000	6,965,193
2021-9A C, 7.48% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 01/20/33◊,4	1,000,000	982,185
LoanCore Issuer Ltd.
2021-CRE5 B, 7.48% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 07/15/36◊,4	7,900,000	7,470,405
BCC Middle Market CLO LLC
2021-1A A1R, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,4	6,750,000	6,673,693
CHCP Ltd.
2021-FL1 A, 6.52% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,4	6,196,376	6,098,418
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/16/33◊,4	6,000,000	5,963,618
Fontainbleau Vegas
11.01% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	5,954,764	5,954,764
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 B, 7.12% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/16/36◊,4	6,000,000	5,774,189
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.91% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,4	5,750,000	5,750,516
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.95% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,4	5,279,897	5,257,138
STWD Ltd.
2019-FL1 C, 7.43% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 07/15/38◊,4	3,200,000	2,989,670
2021-FL2 B, 7.27% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,4	2,187,000	2,004,579
CIFC Funding Ltd.
2021-4A A1B2, 6.93% (3 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 04/20/34◊,4	5,000,000	4,967,110
BSPRT Issuer Ltd.
2021-FL6 C, 7.53% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,4	5,000,000	4,652,440
VOYA CLO
2021-2A BR, 7.81% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,4	4,500,000	4,501,414
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.57% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,4	4,500,000	4,424,773
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 6.66% (3 Month Term SOFR + 1.26%, Rate Floor: 1.00%) due 01/15/31◊,4	4,317,408	4,320,075

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.0% (continued)
Collateralized Loan Obligations - 20.1% (continued)
Magnetite XXIX Ltd.
2021-29A B, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/34◊,4		4,000,000	$3,974,925
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/20/32◊,4		4,000,000	3,974,152
PFP Ltd.
2021-7 D, 7.88% (1 Month Term SOFR + 2.51%, Rate Floor: 2.40%) due 04/14/38◊,4		4,104,795	3,917,159
KREF Funding V LLC
7.22% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††		3,487,275	3,465,863
0.15% due 06/25/26†††,5		27,272,727	13,091
Owl Rock CLO VI Ltd.
2021-6A B1, 7.38% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 06/21/32◊,4		3,500,000	3,406,031
Greystone Commercial Real Estate Notes
2021-FL3 B, 7.13% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,4		2,200,000	2,102,491
HGI CRE CLO Ltd.
2021-FL2 B, 6.97% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,4		2,000,000	1,916,608
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.29% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,4		1,851,727	1,851,928
Cerberus Loan Funding XXXVI, LP
2021-6A A, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/22/33◊,4		1,596,981	1,596,236
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,6]		1,500,000	1,074,871
Carlyle GMS Finance MM CLO LLC
2018-1A A12R, 7.44% (3 Month Term SOFR + 2.04%, Rate Floor: 0.00%) due 10/15/31◊,4		250,000	249,358
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,6]		325,901	1,281
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[6,7]		500,000	50
Total Collateralized Loan Obligations			851,803,278
Financial - 2.9%
Madison Avenue Secured Funding Trust
2023-1, 7.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,4		18,250,000	18,250,000
2023-2, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,4		15,025,000	15,025,000
Strategic Partners Fund VIII LP
7.95% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		25,145,034	25,010,256
KKR Core Holding Company LLC
4.00% due 08/12/31†††		17,807,991	16,011,342
Project Onyx I
7.67% due 01/26/27†††		9,750,000	9,747,075
7.31% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††		6,000,000	5,998,200
HV Eight LLC
7.10% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	11,388,384	12,581,548
Station Place Securitization Trust
2023-SP1, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,4		7,525,000	7,525,000
Project Onyx II
7.67% due 01/26/27†††		3,250,000	3,248,733
7.31% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††		1,000,000	999,610

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.0% (continued)
Financial - 2.9% (continued)
Ceamer Finance LLC
3.69% due 03/24/31†††	3,729,792	$3,493,733
Thunderbird A
5.50% due 03/01/37†††	3,589,438	3,381,502
Lightning A
5.50% due 03/01/37†††	3,535,895	3,331,061
Total Financial		124,603,060
Transport-Container - 1.9%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[4]	31,033,125	27,029,461
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[4]	8,738,667	7,659,254
2020-1A, 2.73% due 08/21/45[4]	3,644,248	3,400,620
2020-2A, 2.10% due 09/20/45[4]	3,425,671	3,099,739
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[4]	12,160,000	10,906,389
2020-1A, 2.08% due 09/18/45[4]	1,334,500	1,191,837
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[4]	14,079,563	12,087,240
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[4]	13,237,947	11,674,867
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[4]	2,714,063	2,443,912
Total Transport-Container		79,493,319
Net Lease - 1.6%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[4]	38,601,100	35,026,970
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	10,236,333	9,758,699
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[4]	6,863,125	5,747,443
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[4]	5,748,930	4,875,819
CARS-DB4, LP
2020-1A, 3.19% due 02/15/50[4]	3,949,167	3,779,803
2020-1A, 3.25% due 02/15/50[4]	888,399	773,579
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[4]	3,000,000	2,417,867
2021-1, 2.51% due 07/20/51[4]	2,500,000	2,038,913
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[4]	2,500,000	2,187,723
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]	1,974,583	1,797,717
Total Net Lease		68,404,533
Whole Business - 1.3%
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[4]	18,421,875	16,509,776
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]	11,797,500	10,134,052
2019-1A, 3.88% due 10/25/49[4]	6,000,000	5,635,902
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[4]	8,768,629	7,652,488
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[4]	7,742,100	6,962,308
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	7,014,375	6,399,453
Domino's Pizza Master Issuer LLC
2019-1A, 3.67% due 10/25/49[4]	1,684,375	1,536,718
Total Whole Business		54,830,697
Transport-Aircraft - 1.0%
AASET Trust
2021-1A, 2.95% due 11/16/41[4]	12,898,035	11,556,640
2017-1A, 3.97% due 05/16/42[4]	376,612	344,452
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	7,082,451	6,201,618
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	5,489,416	4,683,076
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	5,199,693	4,368,309
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	4,148,412	3,693,372
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	3,991,104	3,577,905

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.0% (continued)
Transport-Aircraft - 1.0% (continued)
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]	3,598,938	$3,303,357
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	3,464,995	3,158,884
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	1,654,233	1,510,096
2017-1, 4.58% due 02/15/42[4]	507,061	473,993
Raspro Trust
2005-1A, 6.18% (3 Month Term SOFR + 1.19%, Rate Floor: 0.93%) due 03/23/24◊,4	1,969,886	1,961,179
Total Transport-Aircraft		44,832,881
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[4]	24,650,000	21,482,470
Single Family Residence - 0.4%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[4]	5,050,000	4,714,892
2020-SFR2, 4.50% due 10/19/37[4]	4,900,000	4,588,542
2021-SFR1, 2.19% due 08/17/38[4]	4,000,000	3,602,447
2020-SFR2, 3.37% due 10/19/37[4]	3,200,000	2,966,115
Total Single Family Residence		15,871,996
Infrastructure - 0.3%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[4]	9,250,000	8,335,374
SBA Tower Trust
2.84% due 01/15/25[4]	3,550,000	3,428,125
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[4]	2,950,000	2,643,881
Total Infrastructure		14,407,380
Total Asset-Backed Securities
(Cost $1,329,331,738)		1,275,729,614

CORPORATE BONDS†† - 23.3%
Financial - 13.4%
Athene Global Funding
6.07% (SOFR Compounded Index + 0.72%) due 01/07/25◊,4	30,000,000	$29,744,465
1.99% due 08/19/28[4]	15,850,000	13,681,059
1.73% due 10/02/26[4]	14,700,000	13,277,868
F&G Global Funding
0.90% due 09/20/24[4]	42,100,000	40,523,915
1.75% due 06/30/26[4]	14,250,000	12,893,316
Societe Generale S.A.
1.79% due 06/09/27[1,4]	28,000,000	25,485,389
1.49% due 12/14/26[1,4]	10,500,000	9,664,052
3.88% due 03/28/24[4]	350,000	348,321
Macquarie Group Ltd.
1.63% due 09/23/27[1,4]	16,750,000	15,070,330
1.20% due 10/14/25[1,4]	13,550,000	13,073,573
Equitable Financial Life Global Funding
1.40% due 07/07/25[4]	15,000,000	14,139,542
1.80% due 03/08/28[4]	12,000,000	10,511,015
Cooperatieve Rabobank UA
1.34% due 06/24/26[1,4]	15,000,000	14,139,125
1.98% due 12/15/27[1,4]	10,000,000	9,120,428
GA Global Funding Trust
2.25% due 01/06/27[4]	15,000,000	13,616,029
1.63% due 01/15/26[4]	7,300,000	6,718,185
Pershing Square Holdings Ltd.
3.25% due 10/01/31[4]	25,600,000	20,118,784
BNP Paribas S.A.
1.32% due 01/13/27[1,4]	21,350,000	19,687,219
2.22% due 06/09/26[1,4]	400,000	381,818
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	20,850,000	20,034,729
Citizens Bank North America/Providence RI
2.25% due 04/28/25	20,000,000	19,117,830
Credit Agricole S.A.
1.25% due 01/26/27[1,4]	17,950,000	16,526,021
1.91% due 06/16/26[1,4]	400,000	379,432
Jackson National Life Global Funding
1.75% due 01/12/25[4]	15,000,000	14,379,790
Ares Finance Company LLC
4.00% due 10/08/24[4]	14,617,000	14,305,072
FS KKR Capital Corp.
4.25% due 02/14/25[4]	7,600,000	7,398,998
2.63% due 01/15/27	7,400,000	6,642,142
JPMorgan Chase & Co.
1.47% due 09/22/27[1]	15,000,000	13,590,165
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[4]	10,800,000	9,963,000
3.88% due 03/01/31[4]	4,100,000	3,605,934
ABN AMRO Bank N.V.
1.54% due 06/16/27[1,4]	14,000,000	12,702,892

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 23.3% (continued)
Financial - 13.4% (continued)
American Equity Investment Life Holding Co.
5.00% due 06/15/27	13,075,000	$12,556,126
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	11,450,000	11,308,323
Iron Mountain, Inc.
4.88% due 09/15/27[4]	7,360,000	7,181,967
5.00% due 07/15/28[4]	3,085,000	2,964,035
CBS Studio Center
8.34% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	10,000,000	10,000,000
ING Groep N.V.
1.73% due 04/01/27[1]	9,800,000	9,065,901
BPCE S.A.
1.65% due 10/06/26[1,4]	9,500,000	8,841,234
Apollo Management Holdings, LP
4.40% due 05/27/26[4]	7,115,000	6,970,117
4.00% due 05/30/24[4]	1,846,000	1,831,433
Corebridge Global Funding
5.75% due 07/02/26[4]	7,250,000	7,342,085
First American Financial Corp.
4.00% due 05/15/30	7,860,000	7,069,031
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	6,524,382
7.13% due 03/15/26	50,000	50,939
LPL Holdings, Inc.
4.00% due 03/15/29[4]	4,450,000	4,118,104
4.63% due 11/15/27[4]	2,000,000	1,931,666
SBA Communications Corp.
3.13% due 02/01/29	6,500,000	5,840,229
Belrose Funding Trust
2.33% due 08/15/30[4]	7,100,000	5,670,497
SLM Corp.
3.13% due 11/02/26	5,786,000	5,395,069
Brighthouse Financial Global Funding
6.11% (SOFR + 0.76%) due 04/12/24◊,4	5,050,000	5,039,645
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,331,901
Deloitte LLP
3.46% due 05/07/27†††	4,500,000	4,207,905
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	4,300,000	3,848,841
Peachtree Corners Funding Trust
3.98% due 02/15/25[4]	3,450,000	3,392,602
Hunt Companies, Inc.
5.25% due 04/15/29[4]	3,250,000	2,899,041
United Wholesale Mortgage LLC
5.50% due 11/15/25[4]	1,940,000	1,927,736
5.50% due 04/15/29[4]	275,000	260,345
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,348,335
CNO Financial Group, Inc.
5.25% due 05/30/25	1,200,000	1,191,623
Trinity Acquisition plc
4.40% due 03/15/26	881,000	869,615
Old Republic International Corp.
3.88% due 08/26/26	700,000	672,649
Equinix, Inc.
1.55% due 03/15/28	700,000	614,039
Assurant, Inc.
4.90% due 03/27/28	350,000	346,063
Morgan Stanley
3.77% due 01/24/29[1]	361,000	344,279
Total Financial		566,796,195
Consumer, Non-cyclical - 3.0%
Global Payments, Inc.
2.90% due 05/15/30	31,000,000	27,267,005
Triton Container International Ltd.
1.15% due 06/07/24[4]	26,000,000	25,369,032
2.05% due 04/15/26[4]	1,800,000	1,646,161
GXO Logistics, Inc.
1.65% due 07/15/26	15,000,000	13,520,812
CoStar Group, Inc.
2.80% due 07/15/30[4]	15,280,000	12,987,068
Element Fleet Management Corp.
1.60% due 04/06/24[4]	10,250,000	10,119,347
PRA Health Sciences, Inc.
2.88% due 07/15/26[4]	10,280,000	9,606,011
Block, Inc.
2.75% due 06/01/26	7,600,000	7,167,026
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,176,992
3.56% due 08/15/27	527,000	502,924
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	4,618,159
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28	4,306,000	4,282,107
Molina Healthcare, Inc.
4.38% due 06/15/28[4]	1,115,000	1,054,544
Avantor Funding, Inc.
4.63% due 07/15/28[4]	1,050,000	1,014,805
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[4]	1,050,000	918,876
IQVIA, Inc.
5.00% due 05/15/27[4]	850,000	834,228
Tenet Healthcare Corp.
4.88% due 01/01/26	550,000	543,803
Smithfield Foods, Inc.
4.25% due 02/01/27[4]	350,000	335,123

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 23.3% (continued)
Consumer, Non-cyclical - 3.0% (continued)
Performance Food Group, Inc.
5.50% due 10/15/27[4]	100,000	$98,532
Total Consumer, Non-cyclical		126,062,555
Industrial - 2.4%
Berry Global, Inc.
1.57% due 01/15/26	11,750,000	10,915,696
4.88% due 07/15/26[4]	5,165,000	5,075,672
Sealed Air Corp.
1.57% due 10/15/26[4]	16,450,000	14,812,049
TD SYNNEX Corp.
1.25% due 08/09/24	14,400,000	14,033,373
Silgan Holdings, Inc.
1.40% due 04/01/26[4]	12,600,000	11,504,182
Vontier Corp.
1.80% due 04/01/26	7,050,000	6,483,900
2.40% due 04/01/28	3,900,000	3,416,244
Graphic Packaging International LLC
1.51% due 04/15/26[4]	6,500,000	5,898,418
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[4]	5,475,000	5,349,603
4.20% due 04/01/27[4]	500,000	483,161
Level 3 Financing, Inc.
3.63% due 01/15/29	5,070,000	2,585,700
4.25% due 07/01/28	2,277,000	1,320,660
3.75% due 07/15/29	2,150,000	1,075,000
11.00% due 11/15/29†††	1,413,008	1
Stericycle, Inc.
5.38% due 07/15/24[4]	3,925,000	3,905,375
IP Lending V Ltd.
5.13% due 04/02/26†††,4	3,900,000	3,776,565
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,519,329
GATX Corp.
3.85% due 03/30/27	2,900,000	2,778,488
3.50% due 03/15/28	200,000	188,264
Standard Industries, Inc.
4.75% due 01/15/28[4]	2,671,000	2,571,357
Weir Group plc
2.20% due 05/13/26[4]	2,610,000	2,426,458
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	800,000	799,608
Amsted Industries, Inc.
4.63% due 05/15/30[4]	350,000	320,327
5.63% due 07/01/27[4]	100,000	99,642
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[4]	275,000	266,063
6.50% due 03/15/27[4]	75,000	74,903
Enviri Corp.
5.75% due 07/31/27[4]	125,000	116,506
Total Industrial		103,796,544
Technology - 1.4%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	22,350,000	20,913,342
3.25% due 02/15/29	810,000	740,660
Infor, Inc.
1.75% due 07/15/25[4]	13,800,000	13,009,795
Qorvo, Inc.
1.75% due 12/15/24	10,600,000	10,170,204
3.38% due 04/01/31[4]	1,200,000	1,026,680
4.38% due 10/15/29	963,000	913,646
NetApp, Inc.
2.38% due 06/22/27	11,000,000	10,212,857
NCR Voyix Corp.
5.13% due 04/15/29[4]	2,183,000	2,075,163
Twilio, Inc.
3.63% due 03/15/29	994,000	906,813
MSCI, Inc.
3.88% due 02/15/31[4]	379,000	346,285
Total Technology		60,315,445
Consumer, Cyclical - 1.3%
Alt-2 Structured Trust
2.95% due 05/14/31†††	9,710,553	8,775,330
Warnermedia Holdings, Inc.
6.41% due 03/15/26	8,050,000	8,055,471
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]	6,668,000	6,566,684
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	6,336,070
Hyatt Hotels Corp.
5.75% due 04/23/30	4,320,000	4,463,547
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	4,300,000	4,374,872
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	2,458,147	2,217,713
3.00% due 10/15/28	1,512,532	1,364,234
Newell Brands, Inc.
6.38% due 09/15/27	1,548,000	1,536,919
5.20% due 04/01/26	1,552,000	1,530,599
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	2,345,000	2,351,657
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	2,300,000	2,288,434
Air Canada
3.88% due 08/15/26[4]	2,350,000	2,245,166

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 23.3% (continued)
Consumer, Cyclical - 1.3% (continued)
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[4]	700,000	$697,716
Caesars Entertainment, Inc.
6.25% due 07/01/25[4]	650,000	651,767
Tempur Sealy International, Inc.
4.00% due 04/15/29[4]	375,000	338,697
Total Consumer, Cyclical		53,794,876
Basic Materials - 0.9%
Anglo American Capital plc
2.25% due 03/17/28[4]	14,000,000	12,475,331
4.00% due 09/11/27[4]	750,000	720,402
5.38% due 04/01/25[4]	600,000	596,959
Kaiser Aluminum Corp.
4.63% due 03/01/28[4]	9,643,000	8,918,135
Valvoline, Inc.
3.63% due 06/15/31[4]	7,434,000	6,344,250
4.25% due 02/15/30[4]	125,000	123,995
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[4]	4,130,000	3,822,891
Alcoa Nederland Holding BV
5.50% due 12/15/27[4]	3,675,000	3,581,762
Carpenter Technology Corp.
6.38% due 07/15/28	1,145,000	1,140,704
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	140,000	134,637
Total Basic Materials		37,859,066
Energy - 0.4%
BP Capital Markets plc
4.88% [1,8]	7,500,000	7,123,481
Occidental Petroleum Corp.
5.50% due 12/01/25	5,000,000	4,998,981
Venture Global LNG, Inc.
9.50% due 02/01/29[4]	4,600,000	4,867,568
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[4]	400,000	392,536
Sabine Pass Liquefaction LLC
5.00% due 03/15/27	300,000	301,295
Parkland Corp.
5.88% due 07/15/27[4]	80,000	79,677
Total Energy		17,763,538
Utilities - 0.4%
Terraform Global Operating, LP
6.13% due 03/01/26[4]	6,170,000	6,069,737
CenterPoint Energy, Inc.
6.00% (SOFR Compounded Index + 0.65%) due 05/13/24◊	5,202,000	5,202,052
AES Corp.
3.30% due 07/15/25[4]	4,250,000	4,093,254
Total Utilities		15,365,043
Communications - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,250,000	2,741,252
Cogent Communications Group, Inc.
3.50% due 05/01/26[4]	2,680,000	2,565,738
TripAdvisor, Inc.
7.00% due 07/15/25[4]	400,000	400,952
CSC Holdings LLC
4.13% due 12/01/30[4]	250,000	190,188
AMC Networks, Inc.
4.25% due 02/15/29	225,000	171,688
Match Group Holdings II LLC
4.63% due 06/01/28[4]	75,000	71,813
Sirius XM Radio, Inc.
3.88% due 09/01/31[4]	75,000	64,161
Total Communications		6,205,792
Total Corporate Bonds
(Cost $1,063,655,141)		987,959,054
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3%
Residential Mortgage-Backed Securities - 11.6%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,4	26,699,649	25,917,881
2021-RPL7, 1.93% (WAC) due 07/27/61◊,4	11,990,425	11,467,684
2020-RPL5, 3.02% (WAC) due 08/25/60◊,4	11,041,148	11,174,362
2021-RPL4, 1.80% (WAC) due 12/27/60◊,4	7,502,369	7,291,841
2018-RPL9, 3.85% (WAC) due 09/25/57◊,4	4,431,413	4,291,286
2020-NQM1, 1.41% due 05/25/65[4,9]	1,858,585	1,690,422
PRPM LLC
2021-5, 1.79% due 06/25/26[4,9]	20,084,307	19,563,103
2022-1, 3.72% due 02/25/27[4,9]	18,317,332	17,662,601
2021-8, 1.74% (WAC) due 09/25/26◊,4	9,115,847	8,779,264
2023-1, 6.88% (WAC) due 02/25/28◊,4	4,148,676	4,189,619
2021-RPL2, 2.49% (WAC) due 10/25/51◊,4	2,500,000	2,017,521
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[4,9]	20,306,083	19,528,522
2021-GS4, 1.65% due 11/25/60[4,9]	17,304,968	16,458,045

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3% (continued)
Residential Mortgage-Backed Securities - 11.6% (continued)
2021-GS2, 1.75% due 04/25/61[4,9]	7,436,734	$7,179,473
2021-GS5, 2.25% due 07/25/67[4,9]	4,748,934	4,584,771
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[4,9]	20,740,043	19,308,986
2022-R1, 3.13% due 01/29/70[4,9]	17,511,258	16,355,848
2021-HE2, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,4	1,950,553	1,926,355
2021-HE2, 6.39% (30 Day Average SOFR + 1.05%, Rate Floor: 0.00%) due 11/25/69◊,4	1,791,141	1,772,045
2021-HE1, 6.29% (30 Day Average SOFR + 0.95%, Rate Floor: 0.00%) due 01/25/70◊,4	1,596,680	1,585,113
2021-HE1, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,4	1,198,865	1,192,080
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[4,9]	33,454,447	31,661,111
2022-SP1, 5.25% due 07/25/62[4,9]	9,364,428	9,088,476
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[4,9]	39,728,660	38,646,415
Verus Securitization Trust
2021-4, 1.35% (WAC) due 07/25/66◊,4	6,154,447	4,854,432
2021-5, 1.37% (WAC) due 09/25/66◊,4	5,787,999	4,753,844
2020-5, 1.58% due 05/25/65[4,9]	4,269,908	3,960,209
2021-3, 1.44% (WAC) due 06/25/66◊,4	3,494,035	2,897,658
2021-6, 1.89% (WAC) due 10/25/66◊,4	2,773,340	2,264,856
2019-4, 3.64% due 11/25/59[4]	1,311,086	1,269,949
2020-1, 2.42% due 01/25/60[4,9]	698,377	666,679
Towd Point Revolving Trust
4.83% due 09/25/64[7]	18,500,000	18,268,750
LSTAR Securities Investment Ltd.
2023-1, 8.83% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,4	10,426,086	10,381,553
2021-1, 8.26% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26◊,7	6,663,201	6,533,029
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,4	6,326,208	6,054,282
2018-2, 3.25% (WAC) due 03/25/58◊,4	3,242,841	3,141,351
2017-5, 6.07% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,4	1,630,868	1,647,088
2023-CES1, 6.75% (WAC) due 07/25/63◊,4	1,378,023	1,399,869
2018-1, 3.00% (WAC) due 01/25/58◊,4	389,820	375,836
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[4,9]	11,517,232	11,559,421
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,4	11,811,491	10,726,344
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 6.10% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	10,371,512	9,863,668
2006-BC4, 5.81% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	477,759	457,204
Home Equity Loan Trust
2007-FRE1, 5.66% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	10,015,007	9,350,570
Soundview Home Loan Trust
2006-OPT5, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	7,636,763	7,208,665
2005-OPT3, 6.18% (1 Month Term SOFR + 0.82%, Rate Floor: 0.71%) due 11/25/35◊	1,024,558	1,001,778
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,4	5,162,454	4,808,452
2018-1A, 4.00% (WAC) due 12/25/57◊,4	1,638,018	1,556,435
2019-6A, 3.50% (WAC) due 09/25/59◊,4	1,292,200	1,207,834

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3% (continued)
Residential Mortgage-Backed Securities - 11.6% (continued)
2017-5A, 6.97% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,4	473,553	$470,205
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66◊,4	7,756,696	6,360,437
NovaStar Mortgage Funding Trust Series
2007-2, 5.67% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	5,756,968	5,547,672
Alternative Loan Trust
2007-OA7, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	4,203,328	3,546,482
2007-OH3, 6.05% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	2,078,298	1,821,678
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,7	4,316,511	4,316,699
2019-RM3, 2.80% (WAC) due 06/25/69◊,7	645,458	629,049
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 5.72% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 12/25/36◊	4,518,570	2,259,014
2007-HE3, 5.62% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 12/25/36◊	3,237,103	1,618,172
2007-HE5, 5.65% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	1,568,415	659,103
2006-NC1, 6.04% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	260,719	256,911
American Home Mortgage Investment Trust
2006-3, 5.83% (1 Month Term SOFR + 0.47%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46◊	5,275,568	4,223,312
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,4	4,033,100	3,869,552
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	3,750,000	3,469,828
Banc of America Funding Trust
2015-R2, 5.73% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,4	3,059,004	3,014,479
HarborView Mortgage Loan Trust
2006-14, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	1,843,752	1,636,167
2006-12, 5.85% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	1,532,965	1,335,738
Securitized Asset Backed Receivables LLC Trust
2007-HE1, 5.69% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 12/25/36◊	12,918,740	2,859,552
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	2,773,940	2,704,113
Ellington Financial Mortgage Trust
2021-2, 1.29% (WAC) due 06/25/66◊,4	2,022,462	1,604,495
2020-2, 1.64% (WAC) due 10/25/65◊,4	901,209	805,394
IXIS Real Estate Capital Trust
2006-HE1, 6.07% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	4,703,560	2,408,530
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 6.07% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	2,498,431	2,378,951
OBX Trust
2022-NQM9, 6.45% due 09/25/62[4,9]	2,119,901	2,141,845

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3% (continued)
Residential Mortgage-Backed Securities - 11.6% (continued)
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 6.21% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	2,113,405	$2,055,049
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,4	2,558,334	2,039,682
First NLC Trust
2005-4, 6.25% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	2,079,956	2,008,078
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,7	2,035,815	1,874,223
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,4	2,032,005	1,849,704
Citigroup Mortgage Loan Trust, Inc.
2006-WF1, 4.96% due 03/25/36	3,477,982	1,732,784
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,4	1,811,887	1,601,683
Structured Asset Investment Loan Trust
2006-3, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	1,358,698	1,256,203
2005-2, 6.21% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 03/25/35◊	14,973	14,932
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.62% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	3,788,270	1,243,108
GSAA Home Equity Trust
2006-3, 6.07% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	2,241,504	1,187,602
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 5.85% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	1,254,426	1,165,742
Lehman XS Trust Series
2006-16N, 5.85% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,207,371	1,034,198
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,4	1,500,000	908,967
Morgan Stanley Home Equity Loan Trust
2006-2, 6.03% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	899,757	887,746
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 6.49% (1 Month Term SOFR + 1.13%, Rate Floor: 1.02%) due 04/25/35◊	838,747	803,592
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56◊,4	750,504	687,202
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,4	706,957	673,551
Long Beach Mortgage Loan Trust
2006-8, 5.79% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	2,321,294	630,816
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 6.05% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	639,406	610,825
Nationstar Home Equity Loan Trust
2007-B, 5.69% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	602,308	595,994

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3% (continued)
Residential Mortgage-Backed Securities - 11.6% (continued)
Nomura Resecuritization Trust
2015-4R, 3.00% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊	344,788	$323,645
First Franklin Mortgage Loan Trust
2004-FF10, 6.75% (1 Month Term SOFR + 1.39%, Rate Floor: 1.28%) due 07/25/34◊	309,664	300,978
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,4	284,227	263,420
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	44,617	44,213
Morgan Stanley Re-REMIC Trust
2010-R5, 0.00% due 06/26/36	43,435	38,426
CSMC Series
2014-2R, 2.14% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 02/27/46◊,4	7,771	7,738
Total Residential Mortgage-Backed Securities		495,320,059
Government Agency - 6.7%
Freddie Mac
5.00% due 06/01/38	40,244,289	40,471,699
5.50% due 02/01/53	38,655,970	39,043,406
5.00% due 05/01/38	32,217,993	32,400,048
5.00% due 06/01/53	20,010,021	19,869,176
5.00% due 02/01/53	17,908,687	17,798,994
3.00% due 06/01/52	9,508,321	8,465,740
5.00% due 09/01/52	7,590,033	7,518,693
3.00% due 07/01/52	6,165,507	5,484,088
3.00% due 08/01/52	1,978,076	1,761,496
Fannie Mae
5.00% due 06/01/38	29,531,195	29,698,068
3.00% due 06/01/52	14,935,577	13,297,812
5.00% due 05/01/38	13,118,154	13,192,281
6.50% due 04/25/49	9,696,401	10,040,338
5.00% due 08/01/53	7,881,434	7,799,174
5.00% due 09/01/52	2,893,018	2,865,826
5.00% due 06/01/53	2,636,693	2,609,513
3.00% due 03/01/52	1,935,382	1,722,071
Ginnie Mae
6.00% due 09/20/45	20,682,414	21,323,494
6.00% due 06/20/47	3,062,287	3,132,490
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,198,095	2,529,977
2.00% due 11/25/59	1,829,329	1,447,506
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,5	6,016,781	588,656
Total Government Agency		283,060,546
Commercial Mortgage-Backed Securities - 2.0%
BX Commercial Mortgage Trust
2021-VOLT, 7.13% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,4	25,000,000	24,026,980
2022-LP2, 6.92% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,4	13,204,132	12,823,081
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.02% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,4	10,200,000	8,739,540
2016-JP2, 1.79% (WAC) due 08/15/49◊,5	30,261,840	1,001,721
BXHPP Trust
2021-FILM, 6.58% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,4	8,250,000	7,394,405
MHP
2022-MHIL, 6.63% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,4	7,292,911	7,114,449
Life Mortgage Trust
2021-BMR, 6.88% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,4	6,880,791	6,621,322
Extended Stay America Trust
2021-ESH, 7.18% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,4	3,733,760	3,672,794
Wells Fargo Commercial Mortgage Trust
2017-C38, 0.93% (WAC) due 07/15/50◊,5	21,994,472	535,150
2016-C37, 0.78% (WAC) due 12/15/49◊,5	24,021,955	413,579
2017-C42, 0.86% (WAC) due 12/15/50◊,5	14,255,645	393,815
2017-RB1, 1.20% (WAC) due 03/15/50◊,5	7,917,345	234,715
2015-LC22, 0.74% (WAC) due 09/15/58◊,5	18,062,196	177,423

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3% (continued)
Commercial Mortgage-Backed Securities - 2.0% (continued)
2016-NXS5, 1.40% (WAC) due 01/15/59◊,5	4,519,872	$103,665
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.61% (WAC) due 06/15/51◊,5	30,424,251	569,192
2016-C4, 0.70% (WAC) due 12/15/49◊,5	33,009,194	532,824
2016-C2, 1.48% (WAC) due 06/15/49◊,5	6,206,608	156,925
2017-C5, 0.87% (WAC) due 03/15/50◊,5	3,005,245	60,124
BENCHMARK Mortgage Trust
2018-B2, 0.45% (WAC) due 02/15/51◊,5	92,066,852	1,201,270
DBJPM Mortgage Trust
2017-C6, 0.91% (WAC) due 06/10/50◊,5	50,449,561	1,126,569
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,5	28,931,068	714,363
2016-UB10, 1.73% (WAC) due 07/15/49◊,5	10,040,781	284,538
COMM Mortgage Trust
2018-COR3, 0.43% (WAC) due 05/10/51◊,5	35,056,142	549,119
2015-CR24, 0.69% (WAC) due 08/10/48◊,5	51,075,042	409,739
UBS Commercial Mortgage Trust
2017-C2, 1.07% (WAC) due 08/15/50◊,5	21,817,476	653,778
2017-C5, 1.07% (WAC) due 11/15/50◊,5	10,736,599	275,486
CSAIL Commercial Mortgage Trust
2019-C15, 1.03% (WAC) due 03/15/52◊,5	19,244,844	700,501
2016-C6, 1.86% (WAC) due 01/15/49◊,5	5,969,194	185,135
BBCMS Mortgage Trust
2018-C2, 0.75% (WAC) due 12/15/51◊,5	29,227,516	843,982
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.77% (WAC) due 11/15/52◊,5	22,939,723	492,699
2015-C27, 0.86% (WAC) due 12/15/47◊,5	28,154,269	276,892
CD Mortgage Trust
2017-CD6, 0.87% (WAC) due 11/13/50◊,5	12,592,471	296,374
2016-CD1, 1.36% (WAC) due 08/10/49◊,5	5,674,301	138,471
CGMS Commercial Mortgage Trust
2017-B1, 0.73% (WAC) due 08/15/50◊,5	19,635,608	425,064
CD Commercial Mortgage Trust
2017-CD4, 1.22% (WAC) due 05/10/50◊,5	13,391,030	410,262
GS Mortgage Securities Trust
2017-GS6, 1.01% (WAC) due 05/10/50◊,5	11,010,949	301,862
BANK
2017-BNK6, 0.77% (WAC) due 07/15/60◊,5	13,382,207	271,831
Citigroup Commercial Mortgage Trust
2016-C2, 1.66% (WAC) due 08/10/49◊,5	5,935,671	185,415
2016-GC37, 1.65% (WAC) due 04/10/49◊,5	2,796,942	75,003
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.33% (WAC) due 01/15/47◊,5	2,712,092	57
Total Commercial Mortgage-Backed Securities		84,390,114
Total Collateralized Mortgage Obligations
(Cost $898,927,566)		862,770,719

U.S. GOVERNMENT SECURITIES†† - 9.3%
U.S. Treasury Notes
4.75% due 07/31/25	200,000,000	200,906,250
4.63% due 06/30/25	100,000,000	100,238,281
U.S. Treasury Inflation Indexed Bonds
0.13% due 10/15/25	41,680,167	40,076,985
0.13% due 04/15/25	40,439,543	38,994,830
1.25% due 04/15/28	10,565,225	10,289,262
1.38% due 07/15/33	5,237,520	5,077,346
Total U.S. Government Securities
(Cost $393,101,083)		395,582,954

U.S. TREASURY BILLS†† - 4.9%
U.S. Treasury Bills
5.23% due 01/16/24[10]	164,235,000	163,899,209
5.27% due 01/09/24[10]	25,516,000	25,489,981
5.26% due 01/23/24[10]	17,310,000	17,256,803
Total U.S. Treasury Bills
(Cost $206,617,627)		206,645,993

FEDERAL AGENCY DISCOUNT NOTES†† - 4.7%
Federal Home Loan Bank
5.20% due 01/02/24[10]	200,000,000	199,970,600
Total Federal Agency Discount Notes
(Cost $199,971,111)		199,970,600

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.5%
Technology - 0.5%
RLDatix
9.94% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		13,798,857	$13,729,863
Dun & Bradstreet
8.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/18/29		8,449,500	8,461,836
Upland Software, Inc.
9.21% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/06/26		498,828	487,604
Emerald TopCo, Inc. (Press Ganey)
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/24/26		190,708	188,420
Total Technology			22,867,723
Basic Materials - 0.4%
INEOS Ltd.
6.59% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	8,100,000	8,950,697
Trinseo Materials Operating S.C.A.
8.15% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/03/28		10,850,250	8,437,263
Total Basic Materials			17,387,960
Industrial - 0.3%
Mileage Plus Holdings LLC
10.77% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 06/21/27		6,618,850	6,836,345
Harsco Corporation
7.72% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/10/28		3,900,000	3,887,325
Ravago Holdings America, Inc.
8.11% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/06/28		1,945,000	1,930,413
CPM Holdings, Inc.
9.84% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/22/28		1,490,600	1,494,327
Total Industrial			14,148,410
Consumer, Non-cyclical - 0.3%
Bombardier Recreational Products, Inc.
7.46% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/24/27		4,082,843	4,057,325
Women's Care Holdings, Inc.
10.05% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28		4,536,928	3,850,718
Sigma Holding BV (Flora Food)
7.41% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	1,775,034	1,955,771
Hearthside Group Holdings LLC
9.65% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/23/25		2,035,714	1,627,838
DaVita, Inc.
7.22% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/12/26		684,240	683,508
Froneri US, Inc.
7.71% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27		434,250	434,424
Outcomes Group Holdings, Inc.
8.90% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/24/25		379,722	379,532
EyeCare Partners LLC
9.39% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/18/27		485,000	234,687
Total Consumer, Non-cyclical			13,223,803
Consumer, Cyclical - 0.3%
Amaya Holdings BV
6.43% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,500,000	4,967,044

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.5% (continued)
Consumer, Cyclical - 0.3% (continued)
Rent-A-Center, Inc.
9.12% (6 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/17/28	2,109,698	$2,107,061
Pacific Bells LLC
10.11% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	1,560,617	1,551,347
Entain Holdings (Gibraltar) Ltd.
7.95% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/29/27	1,462,500	1,464,592
Packers Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28	1,685,692	1,054,400
Cushman & Wakefield US Borrower LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/31/30	723,515	716,280
8.22% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/21/25	70,924	70,747
New Trojan Parent, Inc.
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/06/28	2,681,250	695,221
Samsonite IP Holdings SARL
8.11% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/21/30	175,087	175,087
Total Consumer, Cyclical		12,801,779
Communications - 0.3%
Playtika Holding Corp.
8.22% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/13/28	10,335,000	10,313,503
Zayo Group Holdings, Inc.
8.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,500,000	1,284,030
Altice US Finance I Corp.
7.73% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	452,616	442,857
Ziggo Financing Partnership
7.98% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	398,428
Virgin Media Bristol LLC
7.98% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/28	200,000	198,972
Total Communications		12,637,790
Energy - 0.3%
ITT Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/05/30	10,324,125	10,354,271
Venture Global Calcasieu Pass LLC
8.08% (1 Month Term SOFR + 2.73%, Rate Floor: 2.73%) due 08/19/26†††	444,419	443,308
Total Energy		10,797,579
Financial - 0.1%
Jane Street Group LLC
8.22% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/26/28	1,935,779	1,941,160
Total Senior Floating Rate Interests
(Cost $113,372,554)		105,806,204

MUNICIPAL BONDS†† - 0.1%
California - 0.1%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26	3,145,000	2,834,486
Total Municipal Bonds
(Cost $3,145,000)		2,834,486

		Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	120,100,000	176,069
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	119,000,000	174,457
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	59,950,000	87,888
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	48,900,000	71,688
Total OTC Options Purchased
(Cost $1,570,470)			510,102
Total Investments - 104.8%
(Cost $4,622,645,052)			$4,448,709,784
Other Assets & Liabilities, net - (4.8)%			(202,152,489)
Total Net Assets - 100.0%			$4,246,557,295

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	1,754	Jun 2025	$423,459,450	$3,204,823

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR	$24,500,000	$(555,948)	$(179,727)	$(376,221)
BofA Securities, Inc.	ICE	CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28		29,205,000	(1,703,611)	107,885	(1,811,496)
								$(2,259,559)	$(71,842)	$(2,187,717)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.96%	Annually	10/16/25	$530,000,000	$6,977,810	$1,448	$6,976,362
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	5.06%	Annually	10/05/25	325,000,000	4,574,108	977	4,573,131
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.68%	Annually	06/29/25	197,000,000	795,169	590	794,579
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.79%	Annually	10/03/27	106,500,000	608,259	(31,215)	639,474
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	52,000,000	(346,943)	453	(347,396)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.36%	Annually	10/16/30	168,000,000	(9,057,994)	1,267	(9,059,261)
								$3,550,409	$(26,480)	$3,576,889

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	EUR	Sell	25,718,000	27,802,624 USD	01/17/24	$(613,871)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of December 31, 2023.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,307,192,511 (cost $2,435,402,167), or 54.3% of total net assets.
[5]	Security is an interest-only strip.
[6]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $31,621,800 (cost $32,589,436), or 0.7% of total net assets — See Note 6.
[8]	Perpetual maturity.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2023. See table below for additional step information for each security.
[10]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
CDX.NA.HY.41.V2 — Credit Default Swap North American High Yield Series 41 Index Version 2cme
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
EUR — Euro
EURIBOR — European Interbank Offered Rate
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,374	$—	$—	$33,374
Preferred Stocks	—	19,765,110	—	19,765,110
Warrants	2,071	—	—	2,071
Mutual Funds	95,200,728	—	—	95,200,728
Money Market Fund	295,898,775	—	—	295,898,775
Asset-Backed Securities	—	1,141,692,836	134,036,778	1,275,729,614
Corporate Bonds	—	961,199,253	26,759,801	987,959,054
Collateralized Mortgage Obligations	—	862,770,719	—	862,770,719
U.S. Government Securities	—	395,582,954	—	395,582,954
U.S. Treasury Bills	—	206,645,993	—	206,645,993
Federal Agency Discount Notes	—	199,970,600	—	199,970,600
Senior Floating Rate Interests	—	91,633,033	14,173,171	105,806,204
Municipal Bonds	—	2,834,486	—	2,834,486
Options Purchased	—	510,102	—	510,102
Interest Rate Futures Contracts**	3,204,823	—	—	3,204,823
Interest Rate Swap Agreements**	—	12,983,546	—	12,983,546
Total Assets	$394,339,771	$3,895,588,632	$174,969,750	$4,464,898,153

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$2,187,717	$—	$2,187,717
Interest Rate Swap Agreements**	—	9,406,657	—	9,406,657
Forward Foreign Currency Exchange Contracts**	—	613,871	—	613,871
Total Liabilities	$—	$12,208,245	$—	$12,208,245

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Category	Ending Balance at December 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$64,545,018	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	33,288,091	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	28,678,669	Yield Analysis	Yield	6.2%-6.9%	6.4%
Asset-Backed Securities	7,525,000	Third Party Pricing	Trade Price	—	—
Corporate Bonds	18,775,330	Yield Analysis	Yield	5.9%-6.7%	6.3%
Corporate Bonds	4,207,905	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	3,776,566	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	13,729,863	Yield Analysis	Yield	10.2%	—
Senior Floating Rate Interests	443,308	Third Party Pricing	Broker Quote	—	—
Total Assets	$174,969,750

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2023, the Fund had securities with a total value of $443,308 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $24,455,984 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2023:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets
Beginning Balance	$143,391,739	$23,897,802	$33,706,418	$13,540,818	$214,536,777
Purchases/(Receipts)	24,679,550	-	-	-	24,679,550
(Sales, maturities and paydowns)/Fundings	(35,447,939)	(255,298)	(7,588,259)	-	(43,291,496)
Amortization of premiums/discounts	19,786	3,548	(14,677)	14,140	22,797
Total realized gains (losses) included in earnings	35,953	-	-	-	35,953
Total change in unrealized appreciation (depreciation) included in earnings	1,357,689	809,932	656,319	174,905	2,998,845
Transfers into Level 3	-	-	-	443,308	443,308
Transfers out of Level 3	-	(24,455,984)	-	-	(24,455,984)
Ending Balance	$134,036,778	$-	$26,759,801	$14,173,171	$174,969,750
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2023	$1,356,561	$-	$606,986	$174,905	$2,138,452

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
CSMC Trust 2020-NQM1, 1.41% due 05/25/65	2.41%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2020-5, 1.58% due 05/25/65	2.58%	10/26/24	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$31,186,426	$442,440	$–	$–	$297,966	$31,926,832	1,303,136	$441,888
Guggenheim Strategy Fund III	31,270,271	426,048	–	–	337,171	32,033,490	1,304,826	425,059
Guggenheim Ultra Short Duration Fund — Institutional Class	30,463,724	461,468	–	–	315,214	31,240,406	3,171,615	460,877
	$92,920,421	$1,329,956	$–	$–	$950,351	$95,200,728		$1,327,824

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 0.2%
Utilities - 0.1%
Texgen Power LLC*,††	180,169	$6,080,704
Industrial - 0.1%
API Heat Transfer Intermediate*,†††	743	1,038,669
Schur Flexibles GesmbH*,††	1,661	371,414
BP Holdco LLC*,†††,1	37,539	45,502
Vector Phoenix Holdings, LP*,†††	37,539	931
YAK BLOCKER 2 LLC*,†††	74,424	744
YAK BLOCKER 2 LLC*,†††	68,788	688
Targus, Inc.*,†††	12,773	377
Targus, Inc.*,†††	12,773	377
Targus, Inc.*,†††	12,773	307
Targus, Inc.*,†††	12,773	140
Targus, Inc.*,†††	12,773	1
Total Industrial		1,459,150
Consumer, Cyclical - 0.0%
ATD New Holdings, Inc.*,††	42,478	1,223,366
Financial - 0.0%
Checkers Holdings, Inc.*,†††	158,620	631,308
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	6,864,930	687
Tensor Ltd.*,†††	1,173,803	117
Total Financial		632,112
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††	177	288,796
Qlik Technologies, Inc. - Class B*,†††	43,738	4
Total Technology		288,800
Communications - 0.0%
Vacasa, Inc. — Class A*	25,191	206,565
Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	21,660	195,850
Save-A-Lot*,††	22,703	4,359
Total Consumer, Non-cyclical		200,209
Energy - 0.0%
Permian Production Partners LLC*,†††	573,522	23,674
Total Common Stocks
(Cost $12,139,815)		10,114,580

PREFERRED STOCKS†† - 4.9%
Financial - 4.0%
Citigroup, Inc.
3.88%	30,600,000	27,090,921
4.00%	13,100,000	12,057,397
7.38%	1,400,000	1,416,934
Markel Group, Inc.
6.00%	29,050,000	28,721,677
Equitable Holdings, Inc.
4.95%	24,550,000	23,361,017
4.30%	155,754	2,579,286
Wells Fargo & Co.
3.90%	25,750,000	23,791,882
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	19,150,000	19,293,625
Goldman Sachs Group, Inc.
4.13%	20,500,000	18,256,291
Bank of America Corp.
4.38%	13,850,000	12,343,484
6.13%	5,800,000	5,813,920
Bank of New York Mellon Corp.
3.75%	20,550,000	17,762,021
Charles Schwab Corp.
4.00%	18,700,000	14,769,443
MetLife, Inc.
3.85%	12,200,000	11,548,499
Jackson Financial, Inc.
8.00%	284,000	7,168,160
CNO Financial Group, Inc.
5.13% due 11/25/60	324,000	5,644,080
Assurant, Inc.
5.25% due 01/15/61	237,775	4,741,190
Selective Insurance Group, Inc.
4.60%	246,000	4,228,740
Reinsurance Group of America, Inc.
7.13% due 10/15/52	70,925	1,849,724
PartnerRe Ltd.
4.88%	49,074	919,156
First Republic Bank
4.25%	803,675	72,331
4.50%	238,300	21,447
Total Financial		243,451,225
Communications - 0.5%
AT&T Mobility II LLC
6.80%*,†††	27,000	26,928,990
Government - 0.4%
CoBank ACB
4.25%	20,000,000	16,000,000
Farmer Mac
5.75%	378,000	8,728,020
Total Government		24,728,020
Industrial - 0.0%
YAK BLOCKER 2 LLC *,†††	4,088,802	1,186,401
Total Preferred Stocks
(Cost $361,367,944)		296,294,636

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	128,004	13,479
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,2	762,770	76
Total Warrants
(Cost $296,403)		13,555

EXCHANGE-TRADED FUNDS† - 0.7%
VanEck Gold Miners ETF	1,313,402	40,728,596
Total Exchange-Traded Funds
(Cost $50,148,961)		40,728,596

MUTUAL FUNDS† - 4.8%
Guggenheim Limited Duration Fund — R6-Class[1]	5,277,872	126,985,604

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Shares	Value
MUTUAL FUNDS† - 4.8% (continued)
Guggenheim Ultra Short Duration Fund — Institutional Class[1]		5,085,781	$50,094,943
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]		1,069,627	34,516,867
Guggenheim Strategy Fund III[1]		1,390,830	34,144,878
Guggenheim Alpha Opportunity Fund — Institutional Class[1]		1,022,808	29,109,105
Guggenheim Strategy Fund II1		802,601	19,663,723
Total Mutual Funds
(Cost $295,670,569)			294,515,120

MONEY MARKET FUNDS† - 2.1%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.22%[4]		111,716,580	111,716,580
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.25%[4]		17,480,758	17,480,758
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 5.24%[4]		592,199	592,199
Total Money Market Funds
(Cost $129,789,537)			129,789,537

		Face Amount~
CORPORATE BONDS†† - 29.9%
Financial - 9.2%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[3]		33,500,000	26,327,315
3.25% due 11/15/30		15,100,000	12,253,348
Wilton RE Ltd.
6.00% [3,5,6]		31,350,000	27,733,560
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31		22,640,000	20,390,342
5.30% due 01/15/29		6,950,000	6,909,813
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]		21,650,000	19,041,089
2.88% due 10/15/26[3]		8,750,000	8,071,875
NFP Corp.
6.88% due 08/15/28[3]		16,700,000	16,977,232
7.50% due 10/01/30[3]		4,150,000	4,416,832
4.88% due 08/15/28[3]		3,950,000	3,909,098
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]		36,940,000	24,226,900
CBS Studio Center
8.34% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††		22,000,000	22,000,000
Host Hotels & Resorts, LP
3.50% due 09/15/30		24,000,000	21,410,882
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]		23,000,000	20,586,822
Iron Mountain, Inc.
5.63% due 07/15/32[3]		20,000,000	18,933,408
4.50% due 02/15/31[3]		925,000	837,604
Global Atlantic Finance Co.
4.70% due 10/15/51[3,6]		22,350,000	19,156,057
FS KKR Capital Corp.
3.25% due 07/15/27		21,000,000	19,102,203
LPL Holdings, Inc.
4.00% due 03/15/29[3]		14,788,000	13,685,061
4.38% due 05/15/31[3]		5,500,000	4,980,419
Mitsubishi UFJ Financial Group, Inc.
5.42% due 02/22/29[6]		18,050,000	18,376,808
Starwood Property Trust, Inc.
4.38% due 01/15/27[3]		19,000,000	17,906,170
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]		7,150,000	6,768,976
5.50% due 11/15/25[3]		6,300,000	6,260,175
5.75% due 06/15/27[3]		4,550,000	4,459,500
OneMain Finance Corp.
9.00% due 01/15/29		7,150,000	7,559,187
4.00% due 09/15/30		7,250,000	6,204,227
7.88% due 03/15/30		2,225,000	2,290,350
Hampton Roads PPV LLC
6.62% due 06/15/53[3]		16,560,000	14,409,518
Sherwood Financing plc
4.50% due 11/15/26[3]	EUR	13,600,000	13,800,155
Lloyds Banking Group plc
5.87% due 03/06/29[6]		12,100,000	12,393,000
Hunt Companies, Inc.
5.25% due 04/15/29[3]		13,700,000	12,220,574
Kennedy-Wilson, Inc.
5.00% due 03/01/31		14,669,000	11,647,186
4.75% due 02/01/30		250,000	202,633
4.75% due 03/01/29		25,000	20,873
Corebridge Financial, Inc.
6.88% due 12/15/52[6]		10,750,000	10,713,516
First American Financial Corp.
4.00% due 05/15/30		11,760,000	10,576,566
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[3]		9,810,000	9,593,769
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[3]		9,650,000	8,998,846
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]		11,550,000	8,307,967
QBE Insurance Group Ltd.
5.88%[3,5,6]		7,550,000	7,355,899
SLM Corp.
3.13% due 11/02/26		7,714,000	7,192,804

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
CORPORATE BONDS†† - 29.9% (continued)
Financial - 9.2% (continued)
Toronto-Dominion Bank
8.13% due 10/31/82[6]		6,300,000	$6,556,971
PartnerRe Finance B LLC
4.50% due 10/01/50[6]		6,460,000	5,499,036
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]		5,303,000	5,276,485
Blue Owl Capital GP LLC
7.11% due 08/22/43†††		5,000,000	5,113,300
Bank of Nova Scotia
8.63% due 10/27/82[6]		4,650,000	4,830,917
American Equity Investment Life Holding Co.
5.00% due 06/15/27		4,813,000	4,621,999
Horace Mann Educators Corp.
7.25% due 09/15/28		3,600,000	3,827,881
PennyMac Financial Services, Inc.
7.88% due 12/15/29[3]		3,225,000	3,319,709
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]		3,000,000	3,044,143
SBA Communications Corp.
3.13% due 02/01/29		3,100,000	2,785,340
Prudential Financial, Inc.
5.13% due 03/01/52[6]		2,750,000	2,584,479
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[3]		1,700,000	1,791,633
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[3]		1,726,000	1,580,977
Atlas Mara Ltd.
due 12/31/21†††,7,8		3,328,827	1,544,576
Total Financial			560,586,005
Industrial - 3.7%
Level 3 Financing, Inc.
4.25% due 07/01/28		19,794,000	11,480,520
3.75% due 07/15/29		7,600,000	3,800,000
3.88% due 11/15/29		2,600,000	2,496,000
11.00% due 11/15/29†††		5,724,876	6
IP Lending I LLC
4.00% due 09/08/25†††,3		15,347,531	14,436,502
XPO, Inc.
6.25% due 06/01/28[3]		14,085,000	14,254,161
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[3]		16,250,000	14,155,951
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[3]		9,081,000	8,662,457
9.75% due 07/15/28[3]		5,350,000	5,350,000
Artera Services LLC
9.03% due 12/04/25[3]		14,385,000	13,608,354
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[3]		15,785,000	13,420,580
TransDigm, Inc.
6.75% due 08/15/28[3]		7,000,000	7,161,574
6.88% due 12/15/30[3]		4,050,000	4,171,500
Standard Industries, Inc.
4.38% due 07/15/30[3]		6,200,000	5,694,007
3.38% due 01/15/31[3]		6,552,000	5,636,492
IP Lending X Ltd.
7.75% due 07/02/29†††,3		9,275,000	9,441,393
Flowserve Corp.
3.50% due 10/01/30		10,270,000	9,072,019
Dyal Capital Partners IV
3.65% due 02/22/41†††		10,950,000	8,811,574
Arcosa, Inc.
4.38% due 04/15/29[3]		9,400,000	8,754,972
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[3]		7,943,000	7,426,705
GrafTech Finance, Inc.
4.63% due 12/15/28[3]		10,000,000	6,629,100
Deuce FinCo plc
5.50% due 06/15/27[3]	GBP	5,350,000	6,345,030
Atkore, Inc.
4.25% due 06/01/31[3]		6,875,000	6,136,009
Masonite International Corp.
3.50% due 02/15/30[3]		6,350,000	5,504,307
TopBuild Corp.
3.63% due 03/15/29[3]		5,550,000	5,028,920
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[3]		6,520,000	5,028,550
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR	3,500,000	4,116,056
Enviri Corp.
5.75% due 07/31/27[3]		4,075,000	3,798,083
Adevinta ASA
3.00% due 11/15/27	EUR	3,433,000	3,768,301
Summit Materials LLC / Summit Materials Finance Corp.
7.25% due 01/15/31[3]		3,150,000	3,319,168
TK Elevator US Newco, Inc.
5.25% due 07/15/27[3]		3,000,000	2,947,071
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[3]		2,450,000	2,511,250
Clearwater Paper Corp.
4.75% due 08/15/28[3]		1,018,000	943,688
Builders FirstSource, Inc.
6.38% due 06/15/32[3]		800,000	816,940
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[3]		525,000	524,743
Total Industrial			225,251,983
Energy - 3.7%
BP Capital Markets plc
4.88%[5,6]		39,360,000	37,384,030
ITT Holdings LLC
6.50% due 08/01/29[3]		34,883,000	30,858,897

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 29.9% (continued)
Energy - 3.7% (continued)
Parkland Corp.
4.63% due 05/01/30[3]	20,000,000	$18,400,000
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	18,763,000	18,064,112
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	12,632,000	13,045,193
4.88% due 02/01/31	5,000,000	4,857,050
Occidental Petroleum Corp.
7.95% due 06/15/39	12,735,000	14,836,275
4.50% due 07/15/44	2,850,000	2,215,875
CVR Energy, Inc.
8.50% due 01/15/29[3]	15,975,000	15,895,125
NuStar Logistics, LP
6.38% due 10/01/30	14,506,000	14,531,676
5.63% due 04/28/27	450,000	448,083
Venture Global LNG, Inc.
9.50% due 02/01/29[3]	8,700,000	9,206,053
9.88% due 02/01/32[3]	3,000,000	3,124,917
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29	7,750,000	7,478,861
7.00% due 08/01/27	2,200,000	2,150,742
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[3]	6,550,000	6,785,518
Viper Energy, Inc.
7.38% due 11/01/31[3]	6,100,000	6,313,500
Kinetik Holdings, LP
5.88% due 06/15/30[3]	6,100,000	5,984,417
DT Midstream, Inc.
4.13% due 06/15/29[3]	5,250,000	4,829,913
TransCanada PipeLines Ltd.
6.20% due 03/09/26	3,300,000	3,299,754
HF Sinclair Corp.
6.38% due 04/15/27[3]	2,689,000	2,710,089
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	700,000	631,750
Basic Energy Services, Inc.
due 10/15/23†††,7	1,438,000	7,190
Total Energy		223,059,020
Communications - 3.6%
British Telecommunications plc
4.88% due 11/23/81[3,6]	28,200,000	24,108,121
4.25% due 11/23/81[3,6]	5,250,000	4,842,639
McGraw-Hill Education, Inc.
8.00% due 08/01/29[3]	22,634,000	21,049,620
5.75% due 08/01/28[3]	4,600,000	4,435,550
Altice France S.A.
5.13% due 07/15/29[3]	13,250,000	10,308,754
5.50% due 10/15/29[3]	11,760,000	9,221,303
UPC Broadband Finco BV
4.88% due 07/15/31[3]	20,200,000	17,778,222
CSC Holdings LLC
4.13% due 12/01/30[3]	20,672,000	15,726,224
4.63% due 12/01/30[3]	2,715,000	1,634,757
Vodafone Group plc
5.13% due 06/04/81[6]	16,875,000	12,704,675
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[3]	14,265,000	12,070,154
Cable One, Inc.
4.00% due 11/15/30[3]	12,575,000	10,181,200
Virgin Media Finance plc
5.00% due 07/15/30[3]	11,400,000	10,050,946
Paramount Global
4.85% due 07/01/42	3,667,000	2,941,959
5.90% due 10/15/40	2,765,000	2,499,636
4.90% due 08/15/44	1,797,000	1,414,203
5.25% due 04/01/44	1,488,000	1,191,743
4.60% due 01/15/45	624,000	474,533
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]	8,900,000	7,930,590
AMC Networks, Inc.
4.25% due 02/15/29	10,200,000	7,783,178
Match Group Holdings II LLC
4.63% due 06/01/28[3]	7,700,000	7,372,750
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	7,950,000	7,077,885
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	7,000,000	6,545,000
VZ Secured Financing BV
5.00% due 01/15/32[3]	6,830,000	5,830,918
Cogent Communications Group, Inc.
7.00% due 06/15/27[3]	3,750,000	3,768,750
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[3]	3,650,000	3,428,078
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[3]	3,518,000	2,683,189
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	3,500,000	2,353,330
TripAdvisor, Inc.
7.00% due 07/15/25[3]	1,800,000	1,804,284
Ziggo BV
4.88% due 01/15/30[3]	1,685,000	1,502,996

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
CORPORATE BONDS†† - 29.9% (continued)
Communications - 3.6% (continued)
Zayo Group Holdings, Inc.
4.00% due 03/01/27[3]		700,000	$561,242
Total Communications			221,276,429
Consumer, Cyclical - 3.0%
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[3]		15,900,000	14,563,212
3.63% due 02/15/32[3]		4,150,000	3,621,742
5.75% due 05/01/28[3]		525,000	525,199
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]		13,790,000	13,829,150
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[3]		11,350,000	10,289,755
5.88% due 03/01/27		660,000	656,681
Delta Air Lines, Inc.
7.00% due 05/01/25[3]		10,536,000	10,719,454
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[3]		7,874,000	8,385,810
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[3]		9,333,000	8,370,758
Warnermedia Holdings, Inc.
6.41% due 03/15/26		7,200,000	7,204,893
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3]		7,299,638	6,795,884
Hyatt Hotels Corp.
5.75% due 04/23/30		6,530,000	6,746,982
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[3]		6,645,000	6,260,531
Papa John's International, Inc.
3.88% due 09/15/29[3]		7,025,000	6,214,048
Hanesbrands, Inc.
9.00% due 02/15/31[3]		6,100,000	5,975,230
Penn Entertainment, Inc.
4.13% due 07/01/29[3]		6,975,000	5,963,617
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[3]		5,725,000	5,663,971
JB Poindexter & Company, Inc.
8.75% due 12/15/31[3]		5,100,000	5,202,000
Boyne USA, Inc.
4.75% due 05/15/29[3]		5,484,000	5,157,124
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28		2,172,067	2,024,214
3.35% due 10/15/29		1,123,724	1,013,812
3.65% due 02/15/29		1,017,023	940,804
3.15% due 02/15/32		972,170	849,916
Ontario Gaming GTA, LP
8.00% due 08/01/30[3]		4,375,000	4,511,719
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[3]		4,800,000	4,450,896
Asbury Automotive Group, Inc.
4.63% due 11/15/29[3]		4,472,000	4,139,287
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[3]		4,117,000	3,753,288
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[3]		3,450,000	3,510,375
Station Casinos LLC
4.63% due 12/01/31[3]		3,800,000	3,426,363
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[3]		3,500,000	3,309,005
Caesars Entertainment, Inc.
6.25% due 07/01/25[3]		3,300,000	3,308,973
Ritchie Bros Holdings, Inc.
6.75% due 03/15/28[3]		2,950,000	3,037,239
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[3]		2,757,000	2,768,938
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[3]		2,800,000	2,639,796
Air Canada
4.63% due 08/15/29[3]	CAD	3,550,000	2,474,068
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[3]		2,326,495	2,279,475
United Airlines, Inc.
4.63% due 04/15/29[3]		1,700,000	1,589,900
Acushnet Co.
7.38% due 10/15/28[3]		1,500,000	1,564,935
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31		945,045	870,937
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[3]		700,000	654,605
Total Consumer, Cyclical			185,264,586
Consumer, Non-cyclical - 2.6%
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52		6,500,000	4,838,886
5.50% due 01/15/30		4,500,000	4,422,493
3.75% due 12/01/31		3,400,000	2,929,603
DaVita, Inc.
4.63% due 06/01/30[3]		8,678,000	7,570,642
3.75% due 02/15/31[3]		4,892,000	4,018,046

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
CORPORATE BONDS†† - 29.9% (continued)
Consumer, Non-cyclical - 2.6% (continued)
US Foods, Inc.
4.75% due 02/15/29[3]		6,550,000	$6,220,825
6.88% due 09/15/28[3]		3,875,000	3,988,772
Bausch Health Companies, Inc.
4.88% due 06/01/28[3]		15,600,000	9,394,992
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]		9,400,000	8,129,681
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[3]		8,085,000	7,644,429
BCP V Modular Services Finance II plc
4.75% due 10/30/28[3]	EUR	7,000,000	7,140,232
Option Care Health, Inc.
4.38% due 10/31/29[3]		7,736,000	6,991,477
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[3]		6,861,000	6,361,485
HealthEquity, Inc.
4.50% due 10/01/29[3]		6,555,000	6,086,378
Medline Borrower, LP
3.88% due 04/01/29[3]		6,596,000	5,963,735
Smithfield Foods, Inc.
3.00% due 10/15/30[3]		7,000,000	5,746,456
GTCR W-2 Merger Sub LLC
7.50% due 01/15/31[3]		5,275,000	5,574,210
ADT Security Corp.
4.88% due 07/15/32[3]		5,150,000	4,763,699
Central Garden & Pet Co.
4.13% due 04/30/31[3]		5,300,000	4,683,986
Chrome Bidco
3.50% due 05/31/28[3]	EUR	4,800,000	4,419,170
WW International, Inc.
4.50% due 04/15/29[3]		6,335,000	4,154,171
Carriage Services, Inc.
4.25% due 05/15/29[3]		4,575,000	4,063,240
CAB SELAS
3.38% due 02/01/28[3]	EUR	4,100,000	4,024,329
Tenet Healthcare Corp.
4.88% due 01/01/26		1,750,000	1,730,281
4.63% due 06/15/28		975,000	930,456
5.13% due 11/01/27		550,000	537,653
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[3]		3,061,000	2,923,255
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[3,7]		4,400,000	2,816,000
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[3]		2,775,000	2,770,837
CPI CG, Inc.
8.63% due 03/15/26[3]		2,750,000	2,653,750
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]		2,825,000	2,472,214
Darling Ingredients, Inc.
6.00% due 06/15/30[3]		2,350,000	2,351,739
Williams Scotsman, Inc.
7.38% due 10/01/31[3]		1,950,000	2,045,076
Molina Healthcare, Inc.
4.38% due 06/15/28[3]		1,770,000	1,674,029
Upbound Group, Inc.
6.38% due 02/15/29[3]		1,450,000	1,360,840
Altria Group, Inc.
4.45% due 05/06/50		1,670,000	1,324,295
Par Pharmaceutical, Inc.
due 04/01/27[3,7]		1,825,000	1,168,000
Performance Food Group, Inc.
6.88% due 05/01/25[3]		304,000	304,768
Total Consumer, Non-cyclical			156,194,130
Technology - 1.7%
AthenaHealth Group, Inc.
6.50% due 02/15/30[3]		22,810,000	20,692,719
Qorvo, Inc.
3.38% due 04/01/31[3]		9,225,000	7,892,603
4.38% due 10/15/29		7,833,000	7,431,559
NCR Voyix Corp.
5.25% due 10/01/30[3]		10,325,000	9,482,240
5.13% due 04/15/29[3]		3,850,000	3,659,816
TeamSystem SpA
7.72% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/15/28◊	EUR	11,750,000	12,861,294
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[3]		11,800,000	11,115,560
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31		7,900,000	7,001,928
Boxer Parent Company, Inc.
6.50% due 10/02/25	EUR	5,500,000	6,050,206
Playtika Holding Corp.
4.25% due 03/15/29[3]		5,850,000	5,104,413
Cloud Software Group, Inc.
6.50% due 03/31/29[3]		5,300,000	5,047,935
Twilio, Inc.
3.88% due 03/15/31		4,000,000	3,562,020
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[3]		3,050,000	3,183,468
MSCI, Inc.
3.88% due 02/15/31[3]		883,000	806,780
ACI Worldwide, Inc.
5.75% due 08/15/26[3]		400,000	397,318

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
CORPORATE BONDS†† - 29.9% (continued)
Technology - 1.7% (continued)
Capstone Borrower, Inc.
8.00% due 06/15/30[3]		350,000	$364,126
Total Technology			104,653,985
Basic Materials - 1.7%
Alcoa Nederland Holding BV
5.50% due 12/15/27[3]		15,125,000	14,741,265
6.13% due 05/15/28[3]		7,450,000	7,492,890
4.13% due 03/31/29[3]		4,900,000	4,543,837
Kaiser Aluminum Corp.
4.50% due 06/01/31[3]		13,250,000	11,421,862
4.63% due 03/01/28[3]		650,000	601,139
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[3]		11,950,000	11,061,392
Minerals Technologies, Inc.
5.00% due 07/01/28[3]		11,280,000	10,847,863
SK Invictus Intermediate II SARL
5.00% due 10/30/29[3]		11,525,000	9,997,938
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[3]		10,375,000	9,959,295
Carpenter Technology Corp.
6.38% due 07/15/28		8,315,000	8,283,800
HB Fuller Co.
4.25% due 10/15/28		5,250,000	4,909,031
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR	4,500,000	4,685,883
Arsenal AIC Parent LLC
8.00% due 10/01/30[3]		3,800,000	3,964,768
Ingevity Corp.
3.88% due 11/01/28[3]		1,000,000	895,532
Mirabela Nickel Ltd.
due 06/24/19†††,7,8		1,885,418	9,427
Total Basic Materials			103,415,922
Utilities - 0.7%
AES Corp.
3.95% due 07/15/30[3]		9,760,000	9,011,369
Clearway Energy Operating LLC
3.75% due 02/15/31[3]		9,409,000	8,287,548
Terraform Global Operating, LP
6.13% due 03/01/26[3]		8,285,000	8,150,369
Alexander Funding Trust II
7.47% due 07/31/28[3]		7,750,000	8,137,787
NRG Energy, Inc.
7.00% due 03/15/33[3]		6,950,000	7,345,837
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[3]		1,550,000	1,452,647
Total Utilities			42,385,557
Total Corporate Bonds
(Cost $2,016,844,965)			1,822,087,617

ASSET-BACKED SECURITIES†† - 21.1%
Collateralized Loan Obligations - 12.1%
Fortress Credit Opportunities IX CLO Ltd.
2021-9A CR, 8.46% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 10/15/33◊,3		35,000,000	33,334,480
2021-9A DR, 9.61% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,3		7,750,000	6,918,048
2021-9A A2TR, 7.46% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,3		2,950,000	2,878,449
LoanCore Issuer Ltd.
2021-CRE4 D, 7.98% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 07/15/35◊,3		20,500,000	19,371,438
2021-CRE6 D, 8.33% (1 Month Term SOFR + 2.96%, Rate Floor: 2.85%) due 11/15/38◊,3		11,300,000	9,996,565
2021-CRE5 D, 8.48% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,3		8,250,000	7,708,541
2022-CRE7 D, 8.44% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/17/37◊,3		6,400,000	6,039,175
FS Rialto
2021-FL3 D, 7.97% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 11/16/36◊,3		36,500,000	34,230,780
2021-FL2 D, 8.27% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 05/16/38◊,3		8,850,000	8,322,857
Palmer Square Loan Funding Ltd.
2022-1A B, 7.39% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/30◊,3		26,200,000	25,786,103
2021-3A C, 8.18% (3 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 07/20/29◊,3		8,300,000	8,176,383
2022-1A C, 7.99% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 04/15/30◊,3		3,400,000	3,320,187
LCCM Trust
2021-FL3 C, 8.08% (1 Month Term SOFR + 2.71%, Rate Floor: 2.71%) due 11/15/38◊,3		28,865,000	27,399,030

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.1% (continued)
Collateralized Loan Obligations - 12.1% (continued)
2021-FL2 D, 8.38% (1 Month Term SOFR + 3.01%, Rate Floor: 3.01%) due 12/13/38◊,3	5,750,000	$5,343,883
Fontainbleau Vegas
11.01% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	26,499,999	26,499,999
BXMT Ltd.
2020-FL2 C, 7.13% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,3	15,640,000	13,622,570
2020-FL2 D, 7.43% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 02/15/38◊,3	8,000,000	6,355,784
2020-FL3 D, 8.28% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 11/15/37◊,3	7,350,000	6,016,915
ACRES Commercial Realty Ltd.
2021-FL2 D, 8.58% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,3	8,350,000	7,668,434
2021-FL1 D, 8.13% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 06/15/36◊,3	7,250,000	6,690,296
2021-FL2 C, 8.13% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 01/15/37◊,3	6,500,000	6,067,288
2021-FL2 B, 7.73% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 01/15/37◊,3	3,500,000	3,400,482
Cerberus Loan Funding XLIV LLC
2024-5A C, due 01/15/36◊,3	22,800,000	22,800,000
Cerberus Loan Funding XLII LLC
2023-3A C, 9.58% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,3	21,550,000	21,547,520
MidOcean Credit CLO VII
2020-7A CR, 7.86% (3 Month Term SOFR + 2.46%, Rate Floor: 0.00%) due 07/15/29◊,3	21,000,000	20,989,933
Golub Capital Partners CLO Ltd.
2018-36A C, 7.75% (3 Month Term SOFR + 2.36%, Rate Floor: 0.00%) due 02/05/31◊,3	20,000,000	19,275,100
BSPDF Issuer Ltd.
2021-FL1 D, 8.23% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,3	19,975,000	18,196,396
BSPRT Issuer Ltd.
2021-FL6 D, 8.48% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 03/15/36◊,3	18,425,000	16,520,117
2021-FL7 D, 8.23% (1 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 12/15/38◊,3	1,600,000	1,501,114
Owl Rock CLO I LLC
2024-1A C, due 02/20/36◊,3	17,250,000	17,373,165
Voya CLO Ltd.
2021-2A CR, 9.26% (3 Month Term SOFR + 3.86%, Rate Floor: 3.60%) due 06/07/30◊,3	16,500,000	16,212,646
2013-1A INC, due 10/15/30[3,9]	28,970,307	1,124,338
Anchorage Capital CLO 6 Ltd.
2021-6A DRR, 9.11% (3 Month Term SOFR + 3.71%, Rate Floor: 3.45%) due 07/15/30◊,3	17,350,000	17,052,772
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 9.53% (3 Month Term SOFR + 4.11%, Rate Floor: 4.11%) due 08/26/33◊,3	18,100,000	16,324,542
Cerberus Loan Funding XXX, LP
2020-3A C, 9.31% (3 Month Term SOFR + 3.91%, Rate Cap/Floor: 14.50%/3.65%) due 01/15/33◊,3	14,500,000	14,154,246
STWD Ltd.
2022-FL3 D, 8.09% (30 Day Average SOFR + 2.75%, Rate Floor: 2.75%) due 11/15/38◊,3	11,900,000	10,794,201
2021-FL2 D, 8.27% (1 Month Term SOFR + 2.91%, Rate Floor: 2.80%) due 04/18/38◊,3	3,750,000	3,227,582

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.1% (continued)
Collateralized Loan Obligations - 12.1% (continued)
Cerberus Loan Funding XL LLC
2023-1A C, 9.79% (3 Month Term SOFR + 4.40%, Rate Floor: 4.40%) due 03/22/35◊,3	12,750,000	$12,769,069
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A DR, 8.36% (3 Month Term SOFR + 2.96%, Rate Floor: 2.70%) due 01/20/32◊,3	11,500,000	11,190,023
ABPCI Direct Lending Fund IX LLC
2021-9A BR, 8.15% (3 Month Term SOFR + 2.76%, Rate Floor: 2.50%) due 11/18/31◊,3	11,550,000	11,121,297
Atlas Senior Loan Fund IX Ltd.
2018-9A C, 7.48% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 04/20/28◊,3	10,250,000	10,245,115
2018-9A SUB, due 04/20/28[3,9]	9,600,000	239,155
KREF Ltd.
2021-FL2 AS, 6.78% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,3	11,000,000	10,123,917
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A D, 8.58% (3 Month Term SOFR + 3.16%, Rate Floor: 2.90%) due 01/20/33◊,3	9,950,000	9,669,740
THL Credit Lake Shore MM CLO I Ltd.
2021-1A CR, 8.66% (3 Month Term SOFR + 3.26%, Rate Floor: 3.00%) due 04/15/33◊,3	9,900,000	9,435,863
KREF Funding V LLC
7.22% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	9,415,642	9,357,830
0.15% due 06/25/26†††,10	73,636,363	35,345
Cerberus Loan Funding XXXVI, LP
2021-6A B, 7.41% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 11/22/33◊,3	9,000,000	8,986,441
Golub Capital Partners CLO 16 Ltd.
2021-16A CR2, 8.54% (3 Month Term SOFR + 3.16%, Rate Floor: 2.90%) due 07/25/33◊,3	9,300,000	8,981,022
BCC Middle Market CLO LLC
2021-1A A1R, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,3	9,000,000	8,898,258
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A BR, 8.58% (3 Month Term SOFR + 3.16%, Rate Floor: 2.90%) due 04/20/31◊,3	9,200,000	8,865,645
Magnetite XXIX Ltd.
2021-29A D, 8.26% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 01/15/34◊,3	8,800,000	8,809,959
CIFC Funding Ltd.
2021-2A DR, 8.78% (3 Month Term SOFR + 3.36%, Rate Floor: 3.10%) due 04/20/30◊,3	8,100,000	8,030,038
Venture XIV CLO Ltd.
2020-14A CRR, 7.90% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 08/28/29◊,3	8,000,000	7,997,517
ABPCI Direct Lending Fund CLO VII, LP
2021-7A BR, 8.20% (3 Month Term SOFR + 2.81%, Rate Floor: 2.55%) due 10/20/31◊,3	7,950,000	7,659,563
Madison Park Funding XLVIII Ltd.
2021-48A D, 8.66% (3 Month Term SOFR + 3.26%, Rate Floor: 3.26%) due 04/19/33◊,3	7,500,000	7,415,115
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 8.07% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 12/18/37◊,3	7,350,000	6,865,342
FS Rialto Issuer LLC
2022-FL5 C, 9.28% (1 Month Term SOFR + 3.92%, Rate Floor: 3.92%) due 06/19/37◊,3	6,950,000	6,807,521
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,9]	9,500,000	6,807,519

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.1% (continued)
Collateralized Loan Obligations - 12.1% (continued)
Cerberus Loan Funding XXXIII, LP
2021-3A C, 8.46% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 07/23/33◊,3	5,900,000	$5,681,610
ABPCI Direct Lending Fund CLO I LLC
2021-1A C2, 8.68% (3 Month Term SOFR + 3.26%, Rate Floor: 3.26%) due 07/20/33◊,3	5,550,000	5,289,596
CHCP Ltd.
2021-FL1 D, 8.47% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 02/15/38◊,3	5,500,000	5,231,255
Diamond CLO Ltd.
2021-1A DR, 9.04% (3 Month Term SOFR + 3.66%, Rate Floor: 3.66%) due 04/25/29◊,3	3,166,597	3,154,397
2018-1A D, 9.37% (3 Month Term SOFR + 3.96%, Rate Floor: 3.70%) due 07/22/30◊,3	2,027,360	2,024,978
Cerberus Loan Funding XXXV, LP
2021-5A C, 8.26% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 09/22/33◊,3	5,150,000	4,909,751
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A D, 8.41% (3 Month Term SOFR + 3.01%, Rate Floor: 2.75%) due 04/16/33◊,3	4,050,000	3,958,469
WhiteHorse X Ltd.
2015-10A E, 10.96% (3 Month Term SOFR + 5.56%, Rate Floor: 5.30%) due 04/17/27◊,3	3,696,507	3,696,163
Wind River CLO Ltd.
2018-1A ARR, 6.71% (3 Month Term SOFR + 1.31%, Rate Floor: 1.05%) due 07/18/31◊,3	3,620,204	3,614,466
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[3,9]	19,435,737	3,461,855
Wellfleet CLO Ltd.
2021-3A C, 7.91% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 01/15/35◊,3	3,400,000	3,326,489
HGI CRE CLO Ltd.
2021-FL2 D, 7.62% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 09/17/36◊,3	1,600,000	1,498,393
2021-FL2 E, 7.92% (1 Month Term SOFR + 2.56%, Rate Floor: 2.56%) due 09/17/36◊,3	1,200,000	1,125,808
BDS Ltd.
2021-FL9 E, 8.07% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 11/16/38◊,3	2,700,000	2,501,547
Denali Capital CLO XI Ltd.
2018-1A BRR, 7.83% (3 Month Term SOFR + 2.41%, Rate Floor: 0.26%) due 10/20/28◊,3	2,500,000	2,498,848
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[3,9]	7,895,000	2,466,872
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[3,9]	6,400,000	1,735,680
2013-3X SUB, due 10/15/30[9]	4,938,326	277,435
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[3,9]	11,900,000	1,969,450
Goldentree Loan Management US CLO 4 Ltd.
2021-4A DR, 8.81% (3 Month Term SOFR + 3.41%, Rate Floor: 3.15%) due 04/24/31◊,3	2,000,000	1,952,891
PFP Ltd.
2021-7 E, 8.48% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 04/14/38◊,3	1,789,911	1,701,217
BNPP IP CLO Ltd.
2014-2A E, 10.90% (3 Month Term SOFR + 5.51%, Rate Floor: 0.00%) due 10/30/25◊,3	6,330,628	1,578,225
AMMC CLO XI Ltd.
2012-11A SUB, due 04/30/31[3,9]	5,650,000	1,234,158
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[3,9]	11,700,000	1,015,537
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[3,9]	1,500,000	582,052

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.1% (continued)
Collateralized Loan Obligations - 12.1% (continued)
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[3,9]	13,790,000	$376,274
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,9]	11,595,061	320,256
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[3,9]	5,500,000	212,553
Dryden Senior Loan Fund
2015-37X SUB, due 01/15/31[9]	1,897,598	197,857
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[3,9]	18,918,010	74,348
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[8,9]	8,150,000	815
West CLO Ltd.
2013-1A SUB, due 11/07/25[3,9]	5,300,000	530
Total Collateralized Loan Obligations		740,222,428
Transport-Aircraft - 3.0%
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	16,894,610	15,137,570
2020-1A, 3.35% due 01/16/40[3]	5,124,776	4,524,761
2021-2A, 3.54% due 01/15/47[3]	3,256,367	2,626,390
2017-1A, 3.97% due 05/16/42[3]	2,831,013	2,589,260
2020-1A, 4.34% due 01/16/40[3]	3,751,347	2,100,858
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	27,495,979	23,099,616
Raspro Trust
2005-1A, 6.18% (3 Month Term SOFR + 1.19%, Rate Floor: 0.93%) due 03/23/24◊,3	15,020,380	14,953,990
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	15,124,069	13,861,663
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[3,11]	10,969,023	9,950,800
2019-1, 5.19% due 12/15/44[3,11]	4,716,821	3,888,882
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	9,093,784	8,290,405
2019-1A, 3.97% due 04/15/39[3]	5,460,203	4,757,535
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	7,328,038	6,850,145
2019-1, 3.60% due 09/15/39[3]	4,062,797	3,708,795
2017-1, 6.30% due 02/15/42[3]	2,630,739	2,303,199
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[3]	9,349,248	8,506,439
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	8,444,981	7,518,651
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[3]	8,369,221	7,114,109
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	7,987,726	6,994,307
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[3]	8,173,103	5,889,936
2020-1A, 3.23% due 03/15/40[3]	499,038	425,734
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	6,335,133	5,289,963
Project Silver
2019-1, 3.97% due 07/15/44[3]	5,450,430	4,566,868
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[3]	5,457,031	4,441,096
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[3]	4,990,574	4,097,760
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[3]	3,392,171	2,930,216
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	3,022,216	2,709,326
Slam Ltd.
2021-1A, 3.42% due 06/15/46[3]	3,037,320	2,551,470
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[3]	2,538,516	2,089,512

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.1% (continued)
Transport-Aircraft - 3.0% (continued)
MAPS Trust
2021-1A, 2.52% due 06/15/46[3]		1,229,218	$1,080,069
Total Transport-Aircraft			184,849,325
Financial - 2.6%
HarbourVest Structured Solutions IV Holdings, LP
7.61% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		21,755,302	21,749,645
6.05% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	12,900,000	14,248,831
KKR Core Holding Company LLC
4.00% due 08/12/31†††		23,809,039	21,406,945
Thunderbird A
5.50% due 03/01/37†††		19,517,569	18,386,916
Lightning A
5.50% due 03/01/37†††		19,226,431	18,112,644
Project Onyx I
7.67% due 01/26/27†††		16,748,588	16,743,564
Ceamer Finance LLC
6.92% due 11/15/37†††		10,681,320	10,411,938
3.69% due 03/24/31†††		4,973,055	4,658,311
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		11,024,582	10,522,302
Nassau LLC
2019-1, 3.98% due 08/15/34[3]		10,515,028	10,074,470
Project Onyx II
7.67% due 01/26/27†††		5,416,917	5,414,804
Thunderbird B
7.50% due 03/01/37†††		3,925,948	3,679,909
Lightning B
7.50% due 03/01/37†††		3,867,386	3,625,016
Total Financial			159,035,295
Infrastructure - 1.2%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[3]		39,650,000	34,117,307
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[3]		20,000,000	18,748,714
2021-1, 4.46% due 11/20/51[3]		11,750,000	9,952,883
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[3]		7,150,000	6,253,690
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[3]		3,400,000	3,235,865
Total Infrastructure			72,308,459
Whole Business - 0.8%
TSGE
2017-1, 6.25% due 09/25/31†††		38,146,556	38,146,556
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]		9,742,590	9,333,908
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]		2,648,438	2,607,448
Wendy's Funding LLC
2018-1A, 3.88% due 03/15/48[3]		375,988	349,257
Total Whole Business			50,437,169
Net Lease - 0.7%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[3]		27,799,000	23,222,757
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[3]		11,264,688	11,292,961
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[3]		5,937,604	5,577,139
Total Net Lease			40,092,857
Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[3]		13,550,000	12,650,849
2020-SFR2, 4.50% due 10/19/37[3]		13,250,000	12,407,793
2020-SFR2, 3.37% due 10/19/37[3]		8,550,000	7,925,089
Total Single Family Residence			32,983,731
Insurance - 0.1%
CHEST
7.13% due 03/15/43†††		5,700,000	5,776,665
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[3]		4,250,000	3,518,840
Total Asset-Backed Securities
(Cost $1,355,456,550)			1,289,224,769

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5%
Government Agency - 7.7%
Fannie Mae
5.50% due 05/01/53[15]		109,570,460	110,013,401
3.00% due 06/01/52		42,284,498	37,647,779

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5% (continued)
Government Agency - 7.7% (continued)
5.00% due 05/01/53	35,782,956	$35,413,175
5.00% due 08/01/53	22,776,791	22,539,065
3.00% due 03/01/52	17,945,182	15,927,273
2.00% due 03/01/52	18,235,561	15,022,075
2.50% due 10/01/51	15,214,080	13,006,740
5.00% due 09/01/52	8,360,618	8,282,036
5.00% due 06/01/53	7,619,856	7,541,309
Freddie Mac
5.50% due 02/01/53	56,660,720	57,228,611
5.00% due 06/01/53	29,026,585	28,822,275
5.00% due 02/01/53	25,654,251	25,497,114
3.00% due 06/01/52	26,869,092	23,922,924
5.00% due 09/01/52	21,934,661	21,728,495
5.00% due 03/01/53	19,457,068	19,261,519
3.00% due 07/01/52	17,430,306	15,503,886
5.00% due 08/01/53	9,713,649	9,806,547
3.00% due 08/01/52	5,637,517	5,020,262
Total Government Agency		472,184,486
Residential Mortgage-Backed Securities - 6.2%
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.62% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 12/25/36◊	20,658,846	10,888,294
2006-WMC3, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	8,110,448	5,636,489
2006-HE3, 5.79% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊	4,968,850	4,424,859
2006-WMC4, 5.59% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 12/25/36◊	7,110,957	3,737,179
2006-WMC4, 5.55% (1 Month Term SOFR + 0.19%, Rate Floor: 0.08%) due 12/25/36◊	3,006,761	1,573,616
LSTAR Securities Investment Ltd.
2023-1, 8.83% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,3	25,515,316	25,406,332
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,11]	24,847,055	23,207,622
Ameriquest Mortgage Securities Trust
2006-M3, 5.65% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 10/25/36◊	18,905,169	10,391,648
2006-M3, 5.71% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 10/25/36◊	31,120,498	8,942,764
2006-M3, 5.57% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	12,937,365	3,717,824
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 5.83% (1 Month Term SOFR + 0.47%, Rate Floor: 0.47%) due 04/25/37◊	23,448,391	8,711,481
2007-HE2, 5.66% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊	17,867,467	6,593,781
2007-HE4, 5.64% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	6,448,684	4,607,245
2007-HE4, 5.72% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	1,955,938	1,142,221
RALI Series Trust
2006-QO6, 5.83% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	30,674,404	7,110,572
2007-QO2, 5.62% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	12,852,328	4,589,528
2006-QO8, 5.87% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 10/25/46◊	3,335,318	3,056,175
2006-QO6, 5.93% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 06/25/46◊	7,981,062	1,893,293
2006-QO6, 5.99% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 06/25/46◊	5,035,370	1,211,007
2006-QO2, 6.01% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,947,913	1,184,747
2006-QO2, 6.15% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	3,182,638	655,697

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5% (continued)
Residential Mortgage-Backed Securities - 6.2% (continued)
2006-QO2, 5.91% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	213,333	$41,421
Long Beach Mortgage Loan Trust
2006-6, 5.97% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	13,629,966	5,305,022
2006-8, 5.79% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	16,249,058	4,415,711
2006-1, 5.85% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 02/25/36◊	3,648,402	2,890,799
2006-4, 5.79% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 05/25/36◊	9,773,181	2,850,889
2006-6, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	4,244,206	1,638,054
2006-8, 5.65% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	4,403,189	1,190,593
2006-6, 5.67% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 07/25/36◊	2,456,881	942,976
OBX Trust
2022-NQM9, 6.45% due 09/25/62[3,11]	7,419,742	7,407,556
2023-NQM2, 6.80% due 01/25/62[3,11]	6,312,744	6,335,145
2022-NQM8, 6.10% due 09/25/62[3,11]	4,247,063	4,191,980
American Home Mortgage Assets Trust
2006-6, 5.68% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 12/25/46◊	7,263,637	5,976,334
2006-1, 5.66% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/46◊	6,020,812	5,128,968
2006-3, 5.95% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46◊	4,843,801	3,273,362
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.69% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 11/25/36◊	21,532,750	7,067,667
2006-2, 5.62% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	18,934,945	6,213,440
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[3,11]	12,809,831	12,432,350
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[3,11]	8,760,214	8,604,331
2023-NQM2, 6.60% due 11/25/67[3,11]	2,948,109	2,941,230
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 5.69% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 10/25/36◊	18,713,654	7,933,289
2006-HE6, 5.67% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 09/25/36◊	4,286,865	1,481,309
2007-HE4, 5.70% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 02/25/37◊	3,728,202	1,182,873
GSAMP Trust
2007-NC1, 5.60% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/46◊	17,803,923	9,370,075
IXIS Real Estate Capital Trust
2007-HE1, 5.63% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	23,555,934	5,445,668
2007-HE1, 5.70% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	16,689,048	3,858,274
Master Asset-Backed Securities Trust
2006-WMC3, 5.79% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	9,883,499	3,580,797
2006-HE3, 5.67% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 08/25/36◊	9,340,638	2,821,231

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5% (continued)
Residential Mortgage-Backed Securities - 6.2% (continued)
2006-HE3, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,853,246	$2,371,982
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 5.72% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	9,549,434	7,802,664
GSAA Home Equity Trust
2006-3, 6.07% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	10,010,598	5,303,853
2006-9, 5.95% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	7,221,450	2,024,536
2007-7, 6.01% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	370,594	341,073
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,8	8,650,000	7,429,678
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[3,11]	7,094,404	6,901,145
PRPM LLC
2023-1, 6.88% (WAC) due 02/25/28◊,3	6,013,250	6,072,593
Home Equity Loan Trust
2007-FRE1, 5.66% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	6,235,521	5,821,831
Argent Securities Trust
2006-W5, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	8,631,074	5,537,232
First NLC Trust
2007-1, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/37◊,3	6,393,529	3,123,367
2007-1, 5.54% (1 Month Term SOFR + 0.18%, Rate Floor: 0.07%) due 08/25/37◊,3	4,848,418	2,367,025
Lehman XS Trust Series
2006-18N, 5.83% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	3,565,050	3,399,554
2006-10N, 5.89% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	2,275,472	2,049,777
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% due 11/25/53[3]	5,075,000	5,156,707
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 5.89% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 02/25/37◊	6,811,192	1,996,527
2007-HE2, 5.99% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	4,930,327	1,445,197
2007-HE2, 5.71% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 02/25/37◊	3,920,116	1,149,029
2007-HE2, 6.31% (1 Month Term SOFR + 0.95%, Rate Floor: 0.84%) due 02/25/37◊	1,595,235	467,580
Alternative Loan Trust
2007-OA7, 5.83% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	5,873,882	4,966,775
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 5.70% (1 Month Term SOFR + 0.34%, Rate Floor: 0.34%) due 01/25/37◊	7,090,033	3,281,635
2007-HE4, 5.64% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	2,739,409	1,597,737
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[3,11]	4,612,681	4,629,578
Verus Securitization Trust
2022-8, 6.13% due 09/25/67[3,11]	4,477,519	4,445,559
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 6.23% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 03/25/37◊	10,468,932	4,199,358

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5% (continued)
Residential Mortgage-Backed Securities - 6.2% (continued)
HSI Asset Securitization Corporation Trust
2007-HE1, 5.66% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 01/25/37◊	5,615,932	$3,869,062
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,3	3,850,000	3,699,736
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,3	3,278,802	3,318,361
First Franklin Mortgage Loan Trust
2006-FF16, 5.89% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	7,255,958	2,930,202
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.85% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,579,896	2,868,758
Morgan Stanley Mortgage Loan Trust
2006-9AR, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	8,029,307	1,991,519
Alliance Bancorp Trust
2007-OA1, 5.95% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	1,895,411	1,593,584
Nomura Resecuritization Trust
2015-4R, 3.00% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊	1,358,889	1,275,557
Morgan Stanley Re-REMIC Trust
2010-R5, 0.00% due 06/26/36	472,358	417,888
Asset-Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	26,994	26,825
Total Residential Mortgage-Backed Securities		379,077,202
Commercial Mortgage-Backed Securities - 1.3%
BX Commercial Mortgage Trust
2021-VOLT, 7.48% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,3	19,750,000	18,882,159
2019-XL, 7.78% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 10/15/36◊,3	1,989,000	1,958,664
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37◊,3	8,256,000	7,375,565
2020-DUNE, 8.14% (1 Month Term SOFR + 2.61%, Rate Floor: 2.50%) due 12/15/36◊,3	7,340,000	7,035,106
2020-DUNE, 7.54% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 12/15/36◊,3	2,750,000	2,659,650
BX Trust
2023-DELC, 8.70% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,3	10,650,000	10,663,339
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 8.12% (1 Month Term SOFR + 2.75%, Rate Floor: 2.64%) due 06/15/38◊,3	15,000,000	10,551,878
SMRT
2022-MINI, 7.31% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	10,000,000	9,510,638

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5% (continued)
Commercial Mortgage-Backed Securities - 1.3% (continued)
MHP
2022-MHIL, 7.97% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/15/27◊,3		8,204,525	$7,787,604
Total Commercial Mortgage-Backed Securities			76,424,603
Military Housing - 0.3%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/52◊,3,10		152,572,031	8,670,287
2015-R1, 0.70% (WAC) due 11/25/55◊,3,10		63,663,203	4,029,887
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52†††,3		5,455,630	5,355,356
Total Military Housing			18,055,530
Total Collateralized Mortgage Obligations
(Cost $1,075,084,817)			945,741,821

SENIOR FLOATING RATE INTERESTS††,◊ - 12.7%
Consumer, Cyclical - 3.4%
MB2 Dental Solutions LLC
11.46% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		31,379,061	31,045,749
Zephyr Bidco Ltd.
11.19% (1 Month GBP SONIA + 6.00%, Rate Floor: 6.00%) due 07/31/28	GBP	20,850,000	26,100,444
FR Refuel LLC
10.22% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 11/08/28		20,876,954	20,250,646
Alexander Mann
11.41% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27		16,025,787	15,571,777
First Brands Group LLC
10.88% (6 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		14,472,612	14,332,221
Pacific Bells LLC
10.11% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		12,004,738	11,933,429
Rent-A-Center, Inc.
9.12% (6 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/17/28		9,836,567	9,824,271
The Facilities Group
11.24% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 11/30/27†††		8,393,647	8,225,774
NFM & J LLC
11.23% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 11/30/27†††		8,257,767	8,092,612
Holding SOCOTEC
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 5.01%) due 06/30/28		7,007,000	6,919,412
BCP V Modular Services Holdings IV Ltd.
8.35% (3 Month EURIBOR + 4.43%, Rate Floor: 4.43%) due 12/15/28	EUR	6,400,000	6,735,901
Shaw Development LLC
11.46% (6 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††		6,165,957	6,046,014
Packers Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28		9,173,250	5,737,868
Accuride Corp.
12.23% (1 Month Term SOFR + 1.62%, Rate Floor: 10.61%) (in-kind rate was 1.62%) due 05/18/26[12]		5,889,581	4,770,561
Flamingo
7.42% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR	4,045,312	4,195,492
Galls LLC
12.28% (3 Month Term SOFR + 6.75%, Rate Floor: 6.75%) due 01/31/25†††		3,916,258	3,818,351
12.19% ((1 Month Term SOFR + 6.75%) and (3 Month Term SOFR + 6.75%), Rate Floor: 6.75%) due 01/31/24†††		312,973	305,148

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.7% (continued)
Consumer, Cyclical - 3.4% (continued)
Peer Holding III BV
8.60% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/18/30		3,500,000	$3,507,280
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.97% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/03/25		4,663,808	3,223,857
Orion Group
11.88% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 03/19/27†††		1,439,960	1,414,261
11.86% (1 Month Term SOFR + 6.36%, Rate Floor: 7.36%) due 03/19/27†††		1,420,050	1,394,705
11.52% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 03/19/27†††		154,662	140,935
Congruex Group LLC
11.28% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29†††		2,759,654	2,621,672
Albion Financing 3 SARL
9.25% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 08/17/26	EUR	2,300,000	2,541,353
SHO Holding I Corp.
10.89% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 04/29/24		3,556,498	2,311,723
10.87% (3 Month Term SOFR + 5.23%, Rate Floor: 5.23%) due 04/29/24		60,373	39,243
ImageFIRST Holdings LLC
10.47% (6 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 04/27/28		2,084,951	2,074,526
Adevinta ASA
6.43% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 06/26/28	EUR	1,776,667	1,960,533
Checkers Holdings, Inc.
20.72% (6 Month Term SOFR + 9.00%, Rate Floor: 14.72%) (in-kind rate was 6.00%) due 06/16/28†††,12		1,244,612	1,244,612
16.72% (6 Month Term SOFR + 7.00%, Rate Floor: 12.72%) (in-kind rate was 4.00%) due 06/16/27†††,12		177,210	177,210
EG Finco Ltd.
11.72% (1 Month GBP SONIA + 6.50%, Rate Floor: 6.50%) due 02/07/28	GBP	567,079	687,390
CD&R Firefly Bidco Ltd.
9.54% (3 Month GBP SONIA + 4.25%, Rate Floor: 4.25%) due 06/23/25†††	GBP	441,031	556,623
WW International, Inc.
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/13/28		750,000	527,497
Verisure Holding AB
6.93% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/27/28	EUR	370,000	404,810
Total Consumer, Cyclical			208,733,900
Consumer, Non-cyclical - 3.2%
Women's Care Holdings, Inc.
10.05% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28		30,597,887	25,969,957
Mission Veterinary Partners
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/27/28		20,970,003	20,773,514
Quirch Foods Holdings LLC
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/27/27		15,138,692	15,110,383
Dhanani Group, Inc.
11.46% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/10/27†††		14,365,909	14,222,250
PetIQ LLC
10.17% (6 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††		14,137,753	13,996,376

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.7% (continued)
Consumer, Non-cyclical - 3.2% (continued)
Blue Ribbon LLC
11.63% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 05/08/28		15,802,051	$13,609,517
LaserAway Intermediate Holdings II LLC
11.41% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 10/14/27		12,283,843	12,084,231
Southern Veterinary Partners LLC
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/05/27		11,224,442	11,176,738
HAH Group Holding Co. LLC
10.46% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27		10,666,873	10,578,138
Nidda Healthcare Holding GmbH
7.46% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	7,897,239	8,653,389
Florida Food Products LLC
10.47% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/18/28		8,734,223	7,598,774
Gibson Brands, Inc.
10.66% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/11/28		8,134,000	7,239,260
Hearthside Group Holdings LLC
9.65% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/23/25		4,923,437	3,936,977
9.34% (3 Month Term SOFR + 3.69%, Rate Floor: 3.69%) due 05/23/25		3,516,631	2,800,117
Sigma Holding BV (Flora Food)
7.41% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	5,766,245	6,353,376
Endo Luxembourg Finance Company I SARL
14.50% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28		7,653,125	4,993,664
Confluent Health LLC
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 11/30/28		5,024,912	4,924,414
EyeCare Partners LLC
9.39% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/15/28		7,982,813	3,820,335
9.39% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/18/27		2,123,178	1,027,384
Medical Solutions Parent Holdings, Inc.
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/01/28		2,234,705	2,079,214
Resonetics LLC
9.65% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/28/28		1,766,431	1,764,594
Heritage Grocers Group LLC
12.20% (3 Month Term SOFR + 6.85%, Rate Floor: 7.60%) due 08/01/29		1,691,457	1,688,920
Moran Foods LLC
12.70% (3 Month Term SOFR + 7.35%, Rate Floor: 8.35%) due 06/30/26†††		624,540	467,154
12.70% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) (in-kind rate was 10.70%) due 06/30/26†††,12		375,437	195,778
Weber-Stephen Products LLC
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/29/27		417,563	363,542

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.7% (continued)
Consumer, Non-cyclical - 3.2% (continued)
TGP Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/29/28		211,698	$184,177
Total Consumer, Non-cyclical			195,612,173
Technology - 2.1%
Sitecore Holding III A/S
13.38% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 03/12/29†††		13,405,774	13,353,491
11.83% (6 Month EURIBOR + 7.75%, Rate Floor: 7.75%) due 03/12/29†††	EUR	9,463,929	10,409,695
Datix Bidco Ltd.
9.94% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		9,112,505	9,066,943
12.94% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	4,225,000	5,378,135
9.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	1,000,000	1,268,469
13.19% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††		461,709	461,017
Avalara, Inc.
12.60% (3 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 10/19/28†††		16,000,000	15,815,182
Polaris Newco LLC
8.76% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/04/26†††		15,835,988	14,873,340
Aston FinCo SARL
9.96% (1 Month GBP SONIA + 4.77%, Rate Floor: 4.77%) due 10/09/26	GBP	12,676,300	13,359,234
Project Ruby Ultimate Parent Corp.
10.22% (1 Month Term SOFR + 4.86%, Rate Floor: 5.61%) due 03/10/28†††		12,369,000	12,186,211
RLDatix
9.69% (3 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 10/28/24†††	GBP	5,637,299	7,139,385
9.94% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		3,400,533	3,383,531
13.19% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††		912,001	910,633
Finastra
12.71% (6 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 09/13/29†††		7,669,000	7,603,453
Team.Blue Finco SARL
7.13% (3 Month EURIBOR + 3.20%, Rate Floor: 3.20%) due 03/30/28	EUR	4,026,144	4,306,898
Atlas CC Acquisition Corp.
9.90% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28		3,045,792	2,827,409
24-7 Intouch, Inc.
10.21% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/25/25		2,192,343	2,148,496
Finastra USA, Inc.
12.61% (1 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 09/13/29†††		345,165	304,625
Total Technology			124,796,147
Industrial - 1.6%
United Airlines, Inc.
9.22% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/21/28		19,788,520	19,832,451
CapStone Acquisition Holdings, Inc.
10.21% (1 Month Term SOFR + 4.85%, Rate Floor: 5.85%) due 11/12/27†††		12,395,788	12,327,481
Mileage Plus Holdings LLC
10.77% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 06/21/27		10,675,000	11,025,781

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.7% (continued)
Industrial - 1.6% (continued)
Dispatch Terra Acquisition LLC
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/27/28		10,137,249	$9,503,671
Merlin Buyer, Inc.
10.11% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28		8,350,000	8,350,000
9.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/14/28		366,797	364,046
DXP Enterprises, Inc.
10.29% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/05/30†††		5,935,125	5,949,963
Geo Parent Corp.
10.80% (6 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/19/28		4,900,000	4,863,250
Valcour Packaging LLC
9.21% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/04/28		6,205,500	4,849,164
TK Elevator Midco GmbH
6.84% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27†††	EUR	3,349,212	3,503,750
Integrated Power Services Holdings, Inc.
9.97% ((1 Month Term SOFR + 4.50%) and (Commercial Prime Lending Rate + 3.50%), Rate Floor: 4.50%) due 11/22/28†††		3,441,711	3,417,617
Air Canada
9.14% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/11/28		3,228,633	3,233,670
ILPEA Parent, Inc.
9.97% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 06/22/28		3,146,359	3,083,432
NA Rail Hold Co. LLC
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/19/26		1,944,948	1,942,516
EMRLD Borrower LP
8.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30		1,898,728	1,904,196
API Heat Transfer ThermaSys Corp.
13.64% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 11/10/27†††		489,649	489,648
10.64% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 11/10/27†††		283,401	283,401
Total Industrial			94,924,037
Communications - 1.0%
Syndigo LLC
9.97% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 12/15/27		22,212,648	21,574,035
FirstDigital Communications LLC
9.72% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/17/26†††		10,523,625	10,226,310
Simon & Schuster
9.39% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30		9,900,000	9,924,750
Xplornet Communications, Inc.
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/02/28		15,134,478	8,993,210
Radiate Holdco LLC
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/25/26		7,568,628	6,033,029
Zayo Group Holdings, Inc.
8.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		6,146,447	5,261,482

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.7% (continued)
Communications - 1.0% (continued)
Cincinnati Bell, Inc.
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/22/28		980,000	$969,328
Total Communications			62,982,144
Financial - 1.0%
Higginbotham Insurance Agency, Inc.
10.96% (1 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 11/24/28†††		18,650,249	18,476,626
10.96% (1 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 11/25/28†††		1,494,754	1,480,838
Aretec Group, Inc.
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/09/30		12,343,985	12,317,322
Eisner Advisory Group
10.72% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28		12,009,773	12,014,817
HighTower Holding LLC
9.64% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/21/28		6,936,565	6,904,795
Duff & Phelps
9.10% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27		4,279,692	4,233,343
Worldpay
due 09/21/30		3,000,000	3,011,250
Asurion LLC
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28		2,089,474	2,079,402
Teneo Holdings LLC
10.71% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25		976,726	974,284
Capstone Borrower, Inc.
9.10% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 06/17/30		375,000	374,220
Total Financial			61,866,897
Energy - 0.3%
BANGL LLC
9.89% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29		10,024,875	10,027,982
Bip PipeCo Holdings LLC
8.62% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/30		3,075,000	3,063,469
Venture Global Calcasieu Pass LLC
8.08% (1 Month Term SOFR + 2.73%, Rate Floor: 2.73%) due 08/19/26†††		2,888,724	2,881,502
Permian Production Partners LLC
13.47% (1 Month Term SOFR + 6.00%, Rate Floor: 11.47%) (in-kind rate was 2.00%) due 11/24/25[12]		1,161,085	1,108,836
Total Energy			17,081,789
Basic Materials - 0.1%
LTI Holdings, Inc.
10.22% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/24/26		3,835,306	3,705,864
Arsenal AIC Parent LLC
9.86% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/19/30		3,391,500	3,401,030
Schur Flexibles GmbH
9.59% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27	EUR	787,500	592,773
Total Basic Materials			7,699,667
Total Senior Floating Rate Interests
(Cost $813,883,208)			773,696,754

U.S. TREASURY BILLS†† - 5.4%
U.S. Treasury Bills
5.26% due 01/23/24[13]		141,560,000	141,124,959
5.23% due 01/16/24[13]		130,260,000	129,993,673
5.26% due 01/02/24[13]		60,220,000	60,220,000
Total U.S. Treasury Bills
(Cost $331,292,368)			331,338,632

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

		Face Amount~	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 2.0%
Federal Home Loan Bank
5.20% due 01/02/24[13]		124,305,000	$124,286,727
Total Federal Agency Discount Notes
(Cost $124,287,045)			124,286,727

CONVERTIBLE BONDS†† - 0.4%
Consumer, Non-cyclical - 0.3%
Block, Inc.
due 05/01/26[14]		21,951,000	19,193,954
Communications - 0.1%
Cable One, Inc.
due 03/15/26[14]		5,750,000	4,878,875
Total Convertible Bonds
(Cost $24,406,430)			24,072,829

U.S. GOVERNMENT SECURITIES†† - 0.3%
U.S. Treasury Notes
4.63% due 02/28/25[15]		21,000,000	20,987,695
Total U.S. Government Securities
(Cost $21,113,458)			20,987,695

MUNICIPAL BONDS†† - 0.2%
District of Columbia - 0.2%
District of Columbia Revenue Bonds
6.73% due 09/01/47[3]		9,950,000	10,822,516
Total Municipal Bonds
(Cost $10,616,959)			10,822,516

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
13.40% due 09/30/26	EUR	421,556	444,552
9.59% due 09/30/26	EUR	286,149	301,759
13.55% due 09/30/26	EUR	74,518	78,582
Total Industrial			824,893
Total Senior Fixed Rate Interests
(Cost $796,919)			824,893

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	164,200,000	240,721
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	162,650,000	238,448
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	82,100,000	120,360
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	66,950,000	98,150
Total OTC Options Purchased
(Cost $2,147,996)			697,679
Total Investments - 100.2%
(Cost $6,625,343,944)			$6,115,237,956
Other Assets & Liabilities, net - (0.2)%			(14,967,132)
Total Net Assets - 100.0%			$6,100,270,824

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	2,440	Jun 2025	$589,077,000	$4,457,884

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28		41,085,000	$(2,396,606)	$151,367	$(2,547,973)
J.P. Morgan Securities LLC	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR	253,900,000	(5,761,438)	(1,274,601)	(4,486,837)
								$(8,158,044)	$(1,123,234)	$(7,034,810)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$332,150,000	$(9,500,453)	$1,146	$(9,501,599)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Receive	4.53% (Federal Funds Rate - 0.80%)	At Maturity	01/06/25	161,891	$17,914,858	$(644,326)
OTC Equity Index Swap Agreements††
JPMorgan Chase Bank, N.A.	Vanguard Intermediate-Term Corporate Bond ETF	Pay	5.18% (Federal Funds Rate - 0.15%)	At Maturity	01/04/24	199,935	$16,250,717	$511,833
Bank of America, N.A.	Vanguard Short-Term Corporate Bond ETF	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	01/06/25	199,935	15,468,971	200,935
							$31,719,688	$712,768

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	CAD	Sell	66,000	49,879	USD	01/17/24	$41
Bank of America, N.A.	CAD	Sell	3,280,000	2,412,200	USD	01/17/24	(64,616)
Barclays Bank plc	GBP	Sell	48,535,000	60,986,314	USD	01/17/24	(893,886)
Barclays Bank plc	EUR	Sell	109,980,000	118,894,649	USD	01/17/24	(2,625,146)
							$(3,583,607)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,636,131,447 (cost $2,850,248,984), or 43.2% of total net assets.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.
[5]	Perpetual maturity.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	Security is in default of interest and/or principal obligations.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $8,984,496 (cost $14,506,324), or 0.1% of total net assets — See Note 6.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Security is an interest-only strip.
[11]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2023. See table below for additional step information for each security.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

12	Payment-in-kind security.
13	Rate indicated is the effective yield at the time of purchase.
14	Zero coupon rate security.
15	All or a portion of this security is pledged as credit or equity index swap collateral at December 31, 2023.

CAD — Canadian Dollar
CDX.NA.HY.41.V2 — Credit Default Swap North American High Yield Series 41 Index Version 2
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
PPV — Public-Private Venture
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$206,565	$7,875,693	$2,032,322	$10,114,580
Preferred Stocks	—	268,179,245	28,115,391	296,294,636
Warrants	13,479	—	76	13,555
Exchange-Traded Funds	40,728,596	—	—	40,728,596
Mutual Funds	294,515,120	—	—	294,515,120
Money Market Funds	129,789,537	—	—	129,789,537
Corporate Bonds	—	1,760,723,649	61,363,968	1,822,087,617
Asset-Backed Securities	—	1,060,447,549	228,777,220	1,289,224,769
Collateralized Mortgage Obligations	—	940,386,465	5,355,356	945,741,821
Senior Floating Rate Interests	—	518,540,284	255,156,470	773,696,754
U.S. Treasury Bills	—	331,338,632	—	331,338,632
Federal Agency Discount Notes	—	124,286,727	—	124,286,727
Convertible Bonds	—	24,072,829	—	24,072,829
U.S. Government Securities	—	20,987,695	—	20,987,695
Municipal Bonds	—	10,822,516	—	10,822,516
Senior Fixed Rate Interests	—	824,893	—	824,893
Options Purchased	—	697,679	—	697,679
Interest Rate Futures Contracts**	4,457,884	—	—	4,457,884
Equity Index Swap Agreements**	—	712,768	—	712,768
Forward Foreign Currency Exchange Contracts**	—	41	—	41
Total Assets	$469,711,181	$5,069,896,665	$580,800,803	$6,120,408,649

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$7,034,810	$—	$7,034,810
Interest Rate Swap Agreements**	—	9,501,599	—	9,501,599
Credit Index Swap Agreements**	—	644,326	—	644,326
Forward Foreign Currency Exchange Contracts**	—	3,583,648	—	3,583,648
Unfunded Loan Commitments (Note 5)	—	—	1,511,345	1,511,345
Total Liabilities	$—	$20,764,383	$1,511,345	$22,275,728

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$146,156,952	Yield Analysis	Yield	6.2%-8.5%	6.5%
Asset-Backed Securities	82,584,923	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	35,345	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	5,355,356	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	2,030,312	Enterprise Value	Valuation Multiple	2.5x-17.6x	6.0x
Common Stocks	1,893	Model Price	Liquidation Value	—	—
Common Stocks	117	Third Party Pricing	Trade Price	—	—
Corporate Bonds	23,366,267	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	22,000,000	Yield Analysis	Yield	6.7%	—
Corporate Bonds	14,445,929	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	1,544,576	Model Price	Purchase Price	—	—
Corporate Bonds	7,196	Third Party Pricing	Vendor Price	—	—
Preferred Stocks	26,928,990	Yield Analysis	Yield	6.8%	—
Preferred Stocks	1,186,401	Enterprise Value	Valuation Multiple	5.1x	—
Senior Floating Rate Interests	189,398,582	Yield Analysis	Yield	10.2%-14.3%	11.6%
Senior Floating Rate Interests	35,270,469	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	26,006,136	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	3,818,351	Model Price	Market Comparable Yields	13.6%	—
Senior Floating Rate Interests	662,932	Model Price	Liquidation Value	—	—
Warrants	76	Model Price	Liquidation Value	—	—
Total Assets	$580,800,803
Liabilities:
Unfunded Loan Commitments	$1,511,345	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2023, the Fund had securities with a total value of $9,711,672 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $35,735,875 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2023:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$223,348,932	$4,986,289	$59,850,234	$243,686,805	$76	$995,145	$28,121,912	$560,989,393	$(1,990,229)
Purchases/(Receipts)	9,551,859	-	875,000	45,837,692	-	-	-	56,264,551	(167,754)
(Sales, maturities and paydowns)/Fundings	(3,416,210)	(16,780)	-	(21,572,309)	-	-	-	(25,005,299)	563,989
Amortization of premiums/discounts	33,526	(29)	238,190	328,566	-	-	-	600,253	12,229
Corporate actions	-	-	-	(1,027,204)	-	1,201,615	(174,411)	-	-
Total realized gains (losses) included in earnings	(5,184)	(28)	(1,313,672)	(328,170)	-	(503,050)	-	(2,150,104)	111,863
Total change in unrealized appreciation (depreciation) included in earnings	10,557,258	385,904	1,707,026	2,969,522	-	338,612	167,890	16,126,212	(41,443)
Transfers into Level 3	-	-	7,190	9,704,482	-	-	-	9,711,672	-
Transfers out of Level 3	(11,292,961)	-	-	(24,442,914)	-	-	-	(35,735,875)	-
Ending Balance	$228,777,220	$5,355,356	$61,363,968	$255,156,470	$76	$2,032,322	$28,115,391	$580,800,803	$(1,511,345)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2023	$10,093,015	$385,904	$1,707,026	$2,032,262	$-	$(164,263)	$92,515	$14,146,459	$(74,383)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10 17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2023-NQM2, 6.60% due 11/25/67	7.60%	01/01/27	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM2, 6.80% due 01/25/62	7.80%	02/01/27	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Common Stock
BP Holdco LLC*	$48,218	$–	$–	$–	$(2,716)	$45,502	37,539	$–
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	29,045,744	164,424	–	–	(101,063)	29,109,105	1,022,808	164,424
Guggenheim Limited Duration Fund — R6-Class	122,839,898	1,678,850	–	–	2,466,856	126,985,604	5,277,872	1,680,004
Guggenheim Risk Managed Real Estate Fund — Institutional Class	29,711,644	274,197	–	–	4,531,026	34,516,867	1,069,627	274,197
Guggenheim Strategy Fund II	19,207,708	272,499	–	–	183,516	19,663,723	802,601	272,159
Guggenheim Strategy Fund III	33,331,353	454,129	–	–	359,396	34,144,878	1,390,830	453,075
Guggenheim Ultra Short Duration Fund — Institutional Class	48,849,509	739,978	–	–	505,456	50,094,943	5,085,781	739,030
	$283,034,074	$3,584,077	$–	$–	$7,942,471	$294,560,622		$3,582,889

*	Non-income producing security.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 72.1%
REITs - 72.1%
REITs-Health Care - 11.9%
Ventas, Inc.	31,371	$1,563,531
CareTrust REIT, Inc.	59,575	1,333,288
Sabra Health Care REIT, Inc.	92,653	1,322,158
Healthpeak Properties, Inc.	43,024	851,875
Total REITs-Health Care		5,070,852
REITs-Diversified - 11.3%
VICI Properties, Inc.	44,913	1,431,826
Gaming and Leisure Properties, Inc.	28,121	1,387,771
InvenTrust Properties Corp.	48,171	1,220,653
Digital Realty Trust, Inc.	5,457	734,403
Total REITs-Diversified		4,774,653
REITs-Apartments - 8.7%
Invitation Homes, Inc.	67,187	2,291,749
AvalonBay Communities, Inc.	3,788	709,189
American Homes 4 Rent — Class A	18,964	681,945
Total REITs-Apartments		3,682,883
REITs-Office Property - 8.6%
Boston Properties, Inc.	27,509	1,930,307
Alexandria Real Estate Equities, Inc.	11,256	1,426,923
Piedmont Office Realty Trust, Inc. — Class A	24,235	172,311
Highwoods Properties, Inc.	2,855	65,551
Total REITs-Office Property		3,595,092
REITs-Hotels - 7.8%
Ryman Hospitality Properties, Inc.	18,265	2,010,246
Host Hotels & Resorts, Inc.	66,388	1,292,574
Total REITs-Hotels		3,302,820
REITs-Shopping Centers - 7.1%
Brixmor Property Group, Inc.	63,731	1,483,020
Kimco Realty Corp.	37,921	808,097
Kite Realty Group Trust	31,642	723,336
Total REITs-Shopping Centers		3,014,453
REITs-Warehouse/Industries - 5.8%
Rexford Industrial Realty, Inc.	31,156	1,747,852
Americold Realty Trust, Inc.	23,563	713,252
Total REITs-Warehouse/Industries		2,461,104
REITs-Single Tenant - 3.4%
Agree Realty Corp.	23,204	1,460,692
REITs-Storage - 2.8%
Extra Space Storage, Inc.	7,334	1,175,860
REITs-Regional Malls - 2.8%
Simon Property Group, Inc.	8,165	1,164,656
REITs-Manufactured Homes - 1.9%
Sun Communities, Inc.	6,030	805,910
Total REITs		30,508,975
Total Common Stocks
(Cost $27,523,721)		30,508,975

MONEY MARKET FUND† - 24.7%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 5.21%[1]	10,466,153	10,466,153
Total Money Market Fund
(Cost $10,466,153)		10,466,153
Total Investments - 96.8%
(Cost $37,989,874)		$40,975,128
Other Assets & Liabilities, net - 3.2%		1,354,591
Total Net Assets - 100.0%		$42,329,719

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.01% (Federal Funds Rate - 0.32%)	At Maturity	11/22/24	$15,353,717	$43,015
Goldman Sachs International	GS Equity Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	15,353,725	35,628
						$30,707,442	$78,643

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	61,781	(5.83)%	$464,769
Broadstone Net Lease, Inc.	22,373	(2.51)%	197,956
Realty Income Corp.	17,050	(6.38)%	166,801
Camden Property Trust	4,526	(2.93)%	127,492
Apartment Income REIT Corp.	13,996	(3.17)%	81,492
Essex Property Trust, Inc.	3,025	(4.88)%	63,951
Mid-America Apartment Communities, Inc.	3,320	(2.91)%	57,429
Service Properties Trust	29,743	(1.65)%	19,132
LTC Properties, Inc.	16,292	(3.41)%	10,195
JBG SMITH Properties	53,233	(5.90)%	(2,665)
Cousins Properties, Inc.	9,786	(1.55)%	(25,006)
Omega Healthcare Investors, Inc.	12,876	(2.57)%	(33,688)
National Health Investors, Inc.	10,162	(3.70)%	(34,090)
Federal Realty Investment Trust	9,656	(6.48)%	(42,120)
EastGroup Properties, Inc.	2,002	(2.39)%	(53,633)
Pebblebrook Hotel Trust	32,629	(3.40)%	(54,566)
Sunstone Hotel Investors, Inc.	67,787	(4.74)%	(63,487)
Welltower, Inc.	5,138	(3.02)%	(124,193)
Phillips Edison & Company, Inc.	31,953	(7.59)%	(134,709)
STAG Industrial, Inc.	21,912	(5.60)%	(134,909)
CubeSmart	10,963	(3.31)%	(135,268)
Macerich Co.	40,705	(4.09)%	(168,275)
NNN REIT, Inc.	21,201	(5.95)%	(168,674)
Total Financial			13,934
Exchange-Traded Funds
Vanguard Real Estate ETF	10,501	(6.04)%	21,694
Total GS Equity Short Custom Basket			$35,628

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	61,781	(5.83)%	$463,185
Broadstone Net Lease, Inc.	22,373	(2.51)%	205,098
Realty Income Corp.	17,050	(6.38)%	167,727
Camden Property Trust	4,526	(2.93)%	127,666
Apartment Income REIT Corp.	13,996	(3.17)%	81,859
Essex Property Trust, Inc.	3,025	(4.88)%	67,284
Mid-America Apartment Communities, Inc.	3,320	(2.91)%	57,224
Service Properties Trust	29,743	(1.65)%	18,051
LTC Properties, Inc.	16,292	(3.41)%	12,089
JBG SMITH Properties	53,233	(5.90)%	(623)
Cousins Properties, Inc.	9,786	(1.55)%	(25,030)
National Health Investors, Inc.	10,162	(3.70)%	(31,735)
Omega Healthcare Investors, Inc.	12,876	(2.57)%	(33,255)
Federal Realty Investment Trust	9,656	(6.48)%	(40,765)
EastGroup Properties, Inc.	2,002	(2.39)%	(53,311)
Pebblebrook Hotel Trust	32,629	(3.40)%	(55,967)
Sunstone Hotel Investors, Inc.	67,787	(4.74)%	(65,169)
Welltower, Inc.	5,138	(3.02)%	(123,801)
Phillips Edison & Company, Inc.	31,953	(7.59)%	(128,103)
STAG Industrial, Inc.	21,912	(5.60)%	(133,978)
CubeSmart	10,963	(3.31)%	(135,411)
NNN REIT, Inc.	21,201	(5.95)%	(168,454)
Macerich Co.	40,705	(4.09)%	(183,259)
Total Financial			21,322
Exchange-Traded Funds
Vanguard Real Estate ETF	10,501	(6.04)%	21,693
Total MS Equity Short Custom Basket			$43,015

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2023.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,508,975	$—	$—	$30,508,975
Money Market Fund	10,466,153	—	—	10,466,153
Equity Custom Basket Swap Agreements**	—	78,643	—	78,643
Total Assets	$40,975,128	$78,643	$—	$41,053,771

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MONEY MARKET FUND† - 6.5%
Dreyfus AMT-Free Tax Exempt Cash Management Fund — Institutional Shares, 3.90%[1]	1,731,444	$1,731,444
Total Money Market Fund
(Cost $1,731,444)		1,731,444

	Face Amount
MUNICIPAL BONDS†† - 91.8%
California - 13.5%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	$1,300,000	721,317
California Statewide Communities Development Authority Revenue Bonds
5.25% due 08/15/52	500,000	552,616
San Diego Unified School District General Obligation Unlimited
due 07/01/46[2]	1,360,000	532,549
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	486,106
Alameda Corridor Transportation Authority Revenue Bonds
due 10/01/51[2]	500,000	271,594
El Monte Union High School District General Obligation Unlimited
due 06/01/43[2]	500,000	222,092
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	160,000	173,548
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	164,680
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	140,232
Coast Community College District General Obligation Unlimited
due 08/01/40[2]	250,000	129,070
Stockton Unified School District General Obligation Unlimited
due 08/01/42[2]	250,000	116,972
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	103,545
Total California		3,614,321
Pennsylvania - 6.5%
Pennsylvania Housing Finance Agency Revenue Bonds
4.95% due 10/01/38	1,000,000	1,095,375
School District of Philadelphia General Obligation Limited
5.25% due 09/01/43	575,000	646,585
Total Pennsylvania		1,741,960
New York - 6.0%
Westchester County Local Development Corp. Revenue Bonds
5.75% due 11/01/53	750,000	846,355
New York Power Authority Revenue Bonds
5.25% due 11/15/41	250,000	293,516
New York State Dormitory Authority Revenue Bonds
4.00% due 08/01/43	250,000	250,565
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	200,686
Total New York		1,591,122
Oregon - 5.4%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	644,577
due 06/15/50[2]	400,000	116,268
due 06/15/49[2]	350,000	106,850
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	585,146
Total Oregon		1,452,841
Michigan - 5.3%
Michigan Technological University Revenue Bonds
5.25% due 10/01/53	1,000,000	1,105,115
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	199,787
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	100,902
Total Michigan		1,405,804
Nebraska - 4.9%
Nebraska Investment Finance Authority Revenue Bonds
4.95% due 09/01/38	1,000,000	1,096,499

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
MUNICIPAL BONDS†† - 91.8% (continued)
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	$200,000	$211,881
Total Nebraska		1,308,380
Virginia - 4.8%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds
3.15% due 10/15/36	1,280,000	1,109,741
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	170,841
Total Virginia		1,280,582
Colorado - 4.5%
E-470 Public Highway Authority Revenue Bonds
5.00% due 09/01/36	650,000	731,889
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	216,872
City & County of Denver Colorado Pledged Excise Tax Revenue Bonds
due 08/01/30[2]	200,000	156,313
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	104,371
Total Colorado		1,209,445
New Mexico - 4.3%
New Mexico Finance Authority Revenue Bonds
5.25% due 06/01/48	750,000	849,611
New Mexico Mortgage Finance Authority Revenue Bonds
4.95% due 09/01/38	250,000	274,125
City of Albuquerque New Mexico Gross Receipts Tax Revenue Bonds
5.00% due 07/01/25	20,000	20,075
Total New Mexico		1,143,811
Tennessee - 4.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.25% due 07/01/45	1,500,000	971,612
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.48% due 12/01/37	200,000	166,604
Total Tennessee		1,138,216
Maine - 4.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
5.25% due 07/01/48	1,000,000	1,099,798
North Carolina - 3.7%
Inlivian Revenue Bonds
2.02% due 04/01/42	1,000,000	656,005
North Carolina Central University Revenue Bonds
5.00% due 04/01/44	300,000	320,961
Total North Carolina		976,966
Arizona - 2.8%
Arizona Industrial Development Authority Revenue Bonds
5.25% due 11/01/48	500,000	540,463
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	218,324
Total Arizona		758,787
Texas - 2.4%
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	239,386
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	201,861
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	105,126
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	90,000	94,186
Tarrant County Health Facilities Development Corp. Revenue Bonds
6.00% due 09/01/24	5,000	5,046
Leander Independent School District General Obligation Unlimited
due 08/15/24[2]	5,000	2,895
Total Texas		648,500
North Dakota - 2.2%
City of Grand Forks North Dakota Revenue Bonds
5.00% due 12/01/33	500,000	582,739
Oklahoma - 2.1%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	352,020
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	214,100
Total Oklahoma		566,120
Georgia - 2.0%
Columbia County Hospital Authority Revenue Bonds
5.00% due 04/01/48	500,000	541,156
Ohio - 1.6%
County of Miami Ohio Revenue Bonds
5.00% due 08/01/33	200,000	216,263

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
MUNICIPAL BONDS†† - 91.8% (continued)
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	$200,000	$204,764
Total Ohio		421,027
Illinois - 1.6%
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	419,065
Washington - 1.5%
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	208,419
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	199,747
Total Washington		408,166
Arkansas - 1.3%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	336,262
New Jersey - 1.2%
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	327,804
West Virginia - 1.2%
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	311,351
Alaska - 1.0%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	266,130
South Carolina - 0.8%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	213,852
Vermont - 0.7%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	203,310
Connecticut - 0.7%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	243,132	185,224
Massachusetts - 0.6%
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	150,000	164,358
Kansas - 0.4%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	104,410
Iowa - 0.4%
PEFA, Inc. Revenue Bonds
5.00% due 09/01/26[3]	100,000	102,427
Louisiana - 0.0%
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,201
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/27	5,000	5,164
Total Municipal Bonds
(Cost $26,449,240)		24,534,299
Total Investments - 98.3%
(Cost $28,180,684)		$26,265,743
Other Assets & Liabilities, net - 1.7%		455,151
Total Net Assets - 100.0%		$26,720,894

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.67%	Quarterly	09/27/51	$2,550,000	$883,600	$(745)	$884,345
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.50%	Annually	10/25/30	2,200,000	134,176	152	134,024
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.68%	Annually	10/20/28	2,600,000	131,015	299	130,716
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.98%	Annually	10/11/25	9,000,000	118,941	286	118,655
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.26%	Annually	05/24/53	1,150,000	9,032	314	8,718
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.56%	Annually	12/20/33	600,000	(1,492)	304	(1,796)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.37%	Annually	12/20/53	260,000	(4,709)	304	(5,013)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.31%	Annually	11/06/33	1,000,000	(68,836)	303	(69,139)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.11%	Annually	11/20/33	1,500,000	(78,361)	308	(78,669)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.65%	Annually	10/23/33	1,000,000	(96,103)	302	(96,405)
								$1,027,263	$1,827	$1,025,436

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2023.
[2]	Zero coupon rate security.
[3]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at December 31, 2023.

BofA — Bank of America
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$1,731,444	$—	$—	$1,731,444
Municipal Bonds	—	24,534,299	—	24,534,299
Interest Rate Swap Agreements**	—	1,276,458	—	1,276,458
Total Assets	$1,731,444	$25,810,757	$—	$27,542,201

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$251,022	$—	$251,022

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 95.6%
REITs - 95.6%
REITs-Diversified - 18.8%
Equinix, Inc.	29,979	$24,144,787
Digital Realty Trust, Inc.	107,755	14,501,668
VICI Properties, Inc.	433,542	13,821,319
Gaming and Leisure Properties, Inc.	141,533	6,984,654
WP Carey, Inc.	63,107	4,089,965
InvenTrust Properties Corp.	134,538	3,409,193
EPR Properties	21,285	1,031,258
Total REITs-Diversified		67,982,844
REITs-Warehouse/Industries - 15.7%
Prologis, Inc.	315,332	42,033,756
Rexford Industrial Realty, Inc.	114,837	6,442,356
Americold Realty Trust, Inc.	141,116	4,271,581
First Industrial Realty Trust, Inc.	38,427	2,023,950
Terreno Realty Corp.	22,556	1,413,584
Total REITs-Warehouse/Industries		56,185,227
REITs-Apartments - 13.5%
Invitation Homes, Inc.	398,970	13,608,867
AvalonBay Communities, Inc.	54,300	10,166,046
Equity Residential	142,020	8,685,943
American Homes 4 Rent — Class A	154,176	5,544,169
Essex Property Trust, Inc.	15,871	3,935,056
UDR, Inc.	76,526	2,930,180
Mid-America Apartment Communities, Inc.	18,906	2,542,101
Camden Property Trust	13,164	1,307,054
Total REITs-Apartments		48,719,416
REITs-Health Care - 10.8%
Welltower, Inc.	117,496	10,594,614
Ventas, Inc.	193,168	9,627,493
Healthpeak Properties, Inc.	342,110	6,773,778
Sabra Health Care REIT, Inc.	306,760	4,377,465
CareTrust REIT, Inc.	186,026	4,163,262
Healthcare Realty Trust, Inc.	119,095	2,052,007
Medical Properties Trust, Inc.	184,754	907,142
Total REITs-Health Care		38,495,761
REITs-Storage - 10.0%
Public Storage	54,585	16,648,425
Extra Space Storage, Inc.	77,135	12,367,055
Iron Mountain, Inc.	88,337	6,181,823
National Storage Affiliates Trust	27,272	1,130,970
Total REITs-Storage		36,328,273
REITs-Shopping Centers - 5.8%
Kimco Realty Corp.	285,672	6,087,670
Brixmor Property Group, Inc.	222,790	5,184,323
Kite Realty Group Trust	168,049	3,841,600
Regency Centers Corp.	52,945	3,547,315
Federal Realty Investment Trust	9,473	976,193
Retail Opportunity Investments Corp.	39,247	550,635
Acadia Realty Trust	29,118	494,715
Total REITs-Shopping Centers		20,682,451
REITs-Office Property - 5.6%
Alexandria Real Estate Equities, Inc.	72,922	9,244,322
Boston Properties, Inc.	75,560	5,302,045
Kilroy Realty Corp.	36,746	1,463,961
Cousins Properties, Inc.	51,346	1,250,275
Piedmont Office Realty Trust, Inc. — Class A	159,965	1,137,351
Highwoods Properties, Inc.	33,506	769,298
Hudson Pacific Properties, Inc.	46,916	436,788
Empire State Realty Trust, Inc. — Class A	44,415	430,381
Total REITs-Office Property		20,034,421
REITs-Single Tenant - 5.1%
Realty Income Corp.	137,960	7,921,663
Agree Realty Corp.	93,407	5,879,971
Four Corners Property Trust, Inc.	117,291	2,967,462
NNN REIT, Inc.	41,995	1,809,984
Total REITs-Single Tenant		18,579,080
REITs-Regional Malls - 4.2%
Simon Property Group, Inc.	105,583	15,060,359
REITs-Manufactured Homes - 3.1%
Sun Communities, Inc.	55,027	7,354,359
Equity LifeStyle Properties, Inc.	54,134	3,818,612
Total REITs-Manufactured Homes		11,172,971
REITs-Hotels - 3.0%
Ryman Hospitality Properties, Inc.	44,248	4,869,935
Host Hotels & Resorts, Inc.	200,380	3,901,399
Apple Hospitality REIT, Inc.	60,819	1,010,204
Pebblebrook Hotel Trust	40,109	640,942
Total REITs-Hotels		10,422,480
Total REITs		343,663,283
Total Common Stocks
(Cost $340,359,361)		343,663,283

MONEY MARKET FUND† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[1]	11,245,753	11,245,753
Total Money Market Fund
(Cost $11,245,753)		11,245,753
Total Investments - 98.7%
(Cost $351,605,114)		$354,909,036

COMMON STOCKS SOLD SHORT† - (3.1)%
REITs - (3.1)%
REITs-Storage - (0.1)%
CubeSmart	8,317	(385,493)
REITs-Diversified - (0.1)%
WP Carey, Inc.	2,288	(148,285)
Broadstone Net Lease, Inc.	16,973	(292,275)
Total REITs-Diversified		(440,560)
REITs-Regional Malls - (0.1)%
Macerich Co.	30,880	(476,478)
REITs-Warehouse/Industries - (0.3)%
EastGroup Properties, Inc.	1,519	(278,797)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS SOLD SHORT† - (3.1)% (continued)
REITs - (3.1)% (continued)
REITs-Warehouse/Industries - (0.3)% (continued)
STAG Industrial, Inc.	16,624	$(652,658)
Total REITs-Warehouse/Industries		(931,455)
REITs-Hotels - (0.3)%
Service Properties Trust	22,564	(192,697)
Pebblebrook Hotel Trust	24,754	(395,569)
Sunstone Hotel Investors, Inc.	51,426	(551,801)
Total REITs-Hotels		(1,140,067)
REITs-Single Tenant - (0.4)%
NNN REIT, Inc.	16,084	(693,220)
Realty Income Corp.	12,935	(742,728)
Total REITs-Single Tenant		(1,435,948)
REITs-Health Care - (0.4)%
Omega Healthcare Investors, Inc.	9,769	(299,518)
Welltower, Inc.	3,898	(351,483)
LTC Properties, Inc.	12,360	(397,003)
National Health Investors, Inc.	7,709	(430,548)
Total REITs-Health Care		(1,478,552)
REITs-Office Property - (0.4)%
Cousins Properties, Inc.	7,446	(181,310)
Douglas Emmett, Inc.	46,869	(679,601)
JBG SMITH Properties	40,385	(686,949)
Total REITs-Office Property		(1,547,860)
REITs-Apartments - (0.5)%
Mid-America Apartment Communities, Inc.	2,519	(338,705)
Camden Property Trust	3,434	(340,962)
Apartment Income REIT Corp.	10,618	(368,763)
Essex Property Trust, Inc.	2,295	(569,022)
Total REITs-Apartments		(1,617,452)
REITs-Shopping Centers - (0.5)%
Federal Realty Investment Trust	7,326	(754,944)
Phillips Edison & Company, Inc.	24,241	(884,312)
Total REITs-Shopping Centers		(1,639,256)
Total REITs		(11,093,121)
Total Common Stocks Sold Short
(Proceeds $10,172,711)		(11,093,121)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.2)%
Vanguard Real Estate ETF	7,990	(705,996)
Total Exchange-Traded Funds Sold Short
(Proceeds $657,913)		(705,996)
Total Securities Sold Short - (3.3)%
(Proceeds $10,830,624)		$(11,799,117)
Other Assets & Liabilities, net - 4.6%		16,605,454
Total Net Assets - 100.0%		$359,715,373

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$29,678,925	$3,401,506
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	11/12/24	29,673,630	3,381,837
Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/17/28	14,139,329	2,039,790
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/03/28	14,139,329	2,039,407
						$87,631,213	$10,862,540
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$29,870,690	$1,196,480
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.01% (Federal Funds Rate - 0.32%)	At Maturity	11/12/24	29,870,681	1,190,600
						$59,741,371	$2,387,080

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Ryman Hospitality Properties, Inc.	17,767	6.59%	$569,624
Boston Properties, Inc.	26,759	6.33%	324,515
Gaming and Leisure Properties, Inc.	27,354	4.55%	320,077
CareTrust REIT, Inc.	57,951	4.37%	257,510
Extra Space Storage, Inc.	7,134	3.85%	246,489
Simon Property Group, Inc.	7,942	3.82%	240,473
Ventas, Inc.	30,516	5.12%	226,122
Host Hotels & Resorts, Inc.	64,578	4.24%	214,196
Sun Communities, Inc.	5,866	2.64%	162,414
Kimco Realty Corp.	36,888	2.65%	160,016
VICI Properties, Inc.	43,689	4.69%	153,627
Brixmor Property Group, Inc.	61,994	4.86%	145,674
InvenTrust Properties Corp.	46,857	4.00%	113,052
Invitation Homes, Inc.	65,355	7.51%	87,809
Digital Realty Trust, Inc.	5,309	2.41%	84,474
Americold Realty Trust, Inc.	22,920	2.34%	81,221
Kite Realty Group Trust	30,780	2.37%	69,772
AvalonBay Communities, Inc.	3,684	2.32%	67,585
American Homes 4 Rent — Class A	18,447	2.24%	40,723
Sabra Health Care REIT, Inc.	90,127	4.33%	31,084
Highwoods Properties, Inc.	9,098	0.70%	19,094
Piedmont Office Realty Trust, Inc. — Class A	3,401	0.08%	6,463
Rexford Industrial Realty, Inc.	30,307	5.73%	(12,584)
Agree Realty Corp.	22,572	4.79%	(24,232)
Healthpeak Properties, Inc.	41,852	2.79%	(38,499)
Alexandria Real Estate Equities, Inc.	10,949	4.68%	(145,193)
Total Financial			3,401,506
Total GS Equity Long Custom Basket			$3,401,506

GS EQUITY SHORT CUSTOM BASKET
Douglas Emmett, Inc.	120,193	(5.83)%	1,255,574
Realty Income Corp.	33,170	(6.38)%	394,452
Broadstone Net Lease, Inc.	43,527	(2.51)%	369,909
Mid-America Apartment Communities, Inc.	6,460	(2.91)%	324,419
Camden Property Trust	8,805	(2.93)%	294,121
Apartment Income REIT Corp.	27,228	(3.17)%	275,880
Essex Property Trust, Inc.	5,885	(4.88)%	153,341
Service Properties Trust	57,864	(1.65)%	31,649
LTC Properties, Inc.	31,696	(3.41)%	18,419
JBG SMITH Properties	103,564	(5.90)%	(15,362)
STAG Industrial, Inc.	42,630	(5.60)%	(32,226)
Cousins Properties, Inc.	19,038	(1.55)%	(48,648)
Omega Healthcare Investors, Inc.	25,051	(2.57)%	(62,582)
National Health Investors, Inc.	19,770	(3.70)%	(65,652)
Federal Realty Investment Trust	18,787	(6.48)%	(71,047)
EastGroup Properties, Inc.	3,896	(2.39)%	(101,589)
Pebblebrook Hotel Trust	63,479	(3.40)%	(112,353)
Sunstone Hotel Investors, Inc.	131,877	(4.74)%	(132,991)
Phillips Edison & Company, Inc.	62,164	(7.59)%	(185,558)
Welltower, Inc.	9,995	(3.02)%	(225,166)
CubeSmart	21,328	(3.31)%	(257,239)
NNN REIT, Inc.	41,247	(5.95)%	(318,945)
Macerich Co.	79,190	(4.09)%	(328,903)
Total Financial			1,159,503
Exchange Traded Funds
Vanguard Real Estate ETF	20,429	(6.04)%	36,977
Total GS Equity Short Custom Basket			$1,196,480

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Prologis, Inc.	13,433	12.67%	$335,553
Simon Property Group, Inc.	4,365	4.40%	149,531
Extra Space Storage, Inc.	3,167	3.59%	128,011
Public Storage	2,325	5.02%	113,830
Equinix, Inc.	1,277	7.27%	102,402
Alexandria Real Estate Equities, Inc.	2,924	2.62%	81,203
VICI Properties, Inc.	17,741	4.00%	67,300
Ventas, Inc.	7,721	2.72%	65,945
Digital Realty Trust, Inc.	4,502	4.29%	61,199
Kimco Realty Corp.	11,555	1.74%	47,209
Boston Properties, Inc.	2,774	1.38%	44,374
Sun Communities, Inc.	2,246	2.12%	42,696
AvalonBay Communities, Inc.	2,252	2.98%	42,640
Realty Income Corp.	5,876	2.39%	42,616
Iron Mountain, Inc.	3,763	1.86%	41,974
Welltower, Inc.	5,005	3.19%	41,280
Rexford Industrial Realty, Inc.	4,388	1.74%	39,357
Invitation Homes, Inc.	15,909	3.84%	39,101
Ryman Hospitality Properties, Inc.	1,590	1.24%	38,107
Healthpeak Properties, Inc.	13,877	1.94%	37,954
WP Carey, Inc.	2,591	1.19%	30,476
Agree Realty Corp.	3,604	1.60%	28,792
Gaming and Leisure Properties, Inc.	5,574	1.95%	27,585
Essex Property Trust, Inc.	676	1.19%	26,444
Brixmor Property Group, Inc.	8,460	1.39%	26,311
Host Hotels & Resorts, Inc.	7,463	1.03%	26,026
Equity Residential	6,049	2.62%	25,828
Regency Centers Corp.	2,255	1.07%	20,102
Kite Realty Group Trust	6,647	1.07%	16,020
Four Corners Property Trust, Inc.	4,996	0.89%	15,773
Kilroy Realty Corp.	1,565	0.44%	15,645
Equity LifeStyle Properties, Inc.	2,306	1.15%	15,577
American Homes 4 Rent — Class A	6,261	1.59%	14,461
Healthcare Realty Trust, Inc.	5,073	0.62%	13,298
UDR, Inc.	3,260	0.88%	13,201
NNN REIT, Inc.	1,789	0.55%	12,809
National Storage Affiliates Trust	1,162	0.34%	11,892
First Industrial Realty Trust, Inc.	1,637	0.61%	11,588
Cousins Properties, Inc.	2,187	0.38%	11,500
CareTrust REIT, Inc.	6,961	1.10%	11,060
Piedmont Office Realty Trust, Inc. — Class A	6,427	0.32%	10,916
InvenTrust Properties Corp.	4,952	0.89%	10,483
Americold Realty Trust, Inc.	5,630	1.21%	10,051
Mid-America Apartment Communities, Inc.	805	0.77%	7,759
Terreno Realty Corp.	961	0.43%	7,411
Hudson Pacific Properties, Inc.	1,998	0.13%	7,282
EPR Properties	907	0.31%	6,163
Federal Realty Investment Trust	404	0.29%	6,025
Pebblebrook Hotel Trust	1,708	0.19%	5,767
Sabra Health Care REIT, Inc.	11,569	1.17%	5,720
Highwoods Properties, Inc.	1,382	0.22%	5,634
Camden Property Trust	561	0.39%	4,588
Acadia Realty Trust	1,240	0.15%	3,889
Retail Opportunity Investments Corp.	1,672	0.17%	3,767
Apple Hospitality REIT, Inc.	2,591	0.30%	3,691
Empire State Realty Trust, Inc. — Class A	1,892	0.13%	3,558
Medical Properties Trust, Inc.	7,870	0.27%	416
Total Financial			2,039,790
Total GS Equity Long Custom Basket			$2,039,790

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Financial
Prologis, Inc.	13,433	12.67%	$335,325
Simon Property Group, Inc.	4,365	4.40%	149,435
Extra Space Storage, Inc.	3,167	3.59%	127,986
Public Storage	2,325	5.02%	113,745
Equinix, Inc.	1,277	7.27%	102,744
Alexandria Real Estate Equities, Inc.	2,924	2.62%	81,151
VICI Properties, Inc.	17,741	4.00%	67,285
Ventas, Inc.	7,721	2.72%	65,972
Digital Realty Trust, Inc.	4,502	4.29%	61,078
Kimco Realty Corp.	11,555	1.74%	47,205
Boston Properties, Inc.	2,774	1.38%	44,427
Sun Communities, Inc.	2,246	2.12%	42,739
AvalonBay Communities, Inc.	2,252	2.98%	42,614
Realty Income Corp.	5,876	2.39%	42,596
Iron Mountain, Inc.	3,763	1.86%	42,008
Welltower, Inc.	5,005	3.19%	41,240
Rexford Industrial Realty, Inc.	4,388	1.74%	39,321
Invitation Homes, Inc.	15,909	3.84%	39,075
Ryman Hospitality Properties, Inc.	1,590	1.24%	38,121
Healthpeak Properties, Inc.	13,877	1.94%	37,953
WP Carey, Inc.	2,591	1.19%	30,507
Agree Realty Corp.	3,604	1.60%	28,821
Gaming and Leisure Properties, Inc.	5,574	1.95%	27,578
Essex Property Trust, Inc.	676	1.19%	26,417
Brixmor Property Group, Inc.	8,460	1.39%	26,316
Host Hotels & Resorts, Inc.	7,463	1.03%	26,045
Equity Residential	6,049	2.62%	25,770
Regency Centers Corp.	2,255	1.07%	20,155
Kite Realty Group Trust	6,647	1.07%	15,990
Four Corners Property Trust, Inc.	4,996	0.89%	15,719
Kilroy Realty Corp.	1,565	0.44%	15,665
Equity LifeStyle Properties, Inc.	2,306	1.15%	15,554
American Homes 4 Rent — Class A	6,261	1.59%	14,450
Healthcare Realty Trust, Inc.	5,073	0.62%	13,292
UDR, Inc.	3,260	0.88%	13,210
NNN REIT, Inc.	1,789	0.55%	12,809
National Storage Affiliates Trust	1,162	0.34%	11,888
First Industrial Realty Trust, Inc.	1,637	0.61%	11,587
Cousins Properties, Inc.	2,187	0.38%	11,505
CareTrust REIT, Inc.	6,961	1.10%	11,015
Piedmont Office Realty Trust, Inc. — Class A	6,427	0.32%	10,922
InvenTrust Properties Corp.	4,952	0.89%	10,523
Americold Realty Trust, Inc.	5,630	1.21%	10,018
Mid-America Apartment Communities, Inc.	805	0.77%	7,736
Terreno Realty Corp.	961	0.43%	7,410
Hudson Pacific Properties, Inc.	1,998	0.13%	7,285
EPR Properties	907	0.31%	6,163
Federal Realty Investment Trust	404	0.29%	6,018
Pebblebrook Hotel Trust	1,708	0.19%	5,765
Sabra Health Care REIT, Inc.	11,569	1.17%	5,734
Highwoods Properties, Inc.	1,382	0.22%	5,638
Camden Property Trust	561	0.39%	4,575
Acadia Realty Trust	1,240	0.15%	3,888
Retail Opportunity Investments Corp.	1,672	0.17%	3,776
Apple Hospitality REIT, Inc.	2,591	0.30%	3,688
Empire State Realty Trust, Inc. — Class A	1,892	0.13%	3,558
Medical Properties Trust, Inc.	7,870	0.27%	397
Total Financial			2,039,407
Total MS Equity Long Custom Basket			$2,039,407

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Ryman Hospitality Properties, Inc.	17,767	6.59%	$568,831
Boston Properties, Inc.	26,759	6.33%	322,965
Gaming and Leisure Properties, Inc.	27,354	4.55%	319,532
CareTrust REIT, Inc.	57,951	4.37%	258,067
Simon Property Group, Inc.	7,942	3.82%	253,895
Extra Space Storage, Inc.	7,134	3.85%	246,046
Ventas, Inc.	30,516	5.13%	225,267
Host Hotels & Resorts, Inc.	64,578	4.24%	213,834
Sun Communities, Inc.	5,866	2.64%	162,793
Kimco Realty Corp.	36,888	2.65%	158,463
VICI Properties, Inc.	43,689	4.69%	154,694
Brixmor Property Group, Inc.	61,994	4.86%	145,512
InvenTrust Properties Corp.	46,857	4.00%	108,602
Invitation Homes, Inc.	65,355	7.51%	92,541
Digital Realty Trust, Inc.	5,309	2.41%	84,158
Americold Realty Trust, Inc.	22,920	2.34%	77,327
AvalonBay Communities, Inc.	3,684	2.32%	67,609
Kite Realty Group Trust	30,780	2.37%	64,910
American Homes 4 Rent — Class A	18,447	2.24%	40,669
Sabra Health Care REIT, Inc.	90,127	4.33%	34,533
Highwoods Properties, Inc.	2,727	0.21%	5,746
Piedmont Office Realty Trust, Inc. — Class A	23,231	0.56%	(4,017)
Rexford Industrial Realty, Inc.	30,307	5.73%	(15,121)
Agree Realty Corp.	22,572	4.79%	(17,574)
Healthpeak Properties, Inc.	41,852	2.79%	(41,851)
Alexandria Real Estate Equities, Inc.	10,949	4.68%	(145,594)
Total Financial			3,381,837
Total MS Equity Long Custom Basket			$3,381,837

MS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	120,193	(5.83)%	1,252,091
Realty Income Corp.	33,170	(6.38)%	393,894
Broadstone Net Lease, Inc.	43,527	(2.51)%	376,463
Mid-America Apartment Communities, Inc.	6,460	(2.91)%	323,308
Camden Property Trust	8,805	(2.93)%	294,167
Apartment Income REIT Corp.	27,228	(3.17)%	276,088
Essex Property Trust, Inc.	5,885	(4.88)%	161,673
Service Properties Trust	57,864	(1.65)%	29,228
LTC Properties, Inc.	31,696	(3.41)%	21,358
JBG SMITH Properties	103,564	(5.90)%	(11,114)
STAG Industrial, Inc.	42,630	(5.60)%	(32,637)
Cousins Properties, Inc.	19,038	(1.55)%	(48,693)
National Health Investors, Inc.	19,770	(3.70)%	(61,591)
Omega Healthcare Investors, Inc.	25,051	(2.57)%	(61,747)
Federal Realty Investment Trust	18,787	(6.48)%	(68,671)
EastGroup Properties, Inc.	3,896	(2.39)%	(100,838)
Pebblebrook Hotel Trust	63,479	(3.40)%	(114,175)
Sunstone Hotel Investors, Inc.	131,877	(4.74)%	(136,571)
Phillips Edison & Company, Inc.	62,164	(7.59)%	(181,396)
Welltower, Inc.	9,995	(3.02)%	(224,417)
CubeSmart	21,328	(3.31)%	(257,503)
NNN REIT, Inc.	41,247	(5.95)%	(318,564)
Macerich Co.	79,190	(4.09)%	(356,822)
Total Financial			1,153,531
Exchange-Traded Funds
Vanguard Real Estate ETF	20,429	(6.04)%	37,069
Total MS Equity Short Custom Basket			$1,190,600

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2023.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$343,663,283	$—	$—	$343,663,283
Money Market Fund	11,245,753	—	—	11,245,753
Equity Custom Basket Swap Agreements**	—	13,249,620	—	13,249,620
Total Assets	$354,909,036	$13,249,620	$—	$368,158,656

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$11,093,121	$—	$—	$11,093,121
Exchange-Traded Funds Sold Short	705,996	—	—	705,996
Total Liabilities	$11,799,117	$—	$—	$11,799,117

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 94.5%
Financial - 27.5%
First Merchants Corp.	2,378	$88,176
Cathay General Bancorp	1,919	85,530
Old National Bancorp	4,783	80,785
Stifel Financial Corp.	1,141	78,900
STAG Industrial, Inc. REIT	1,972	77,421
Banc of California, Inc.	5,334	71,636
MGIC Investment Corp.	3,456	66,666
First Horizon Corp.	4,469	63,281
Physicians Realty Trust REIT	4,694	62,477
Hanmi Financial Corp.	3,167	61,440
Unum Group	1,349	61,002
Stewart Information Services Corp.	1,032	60,630
LXP Industrial Trust REIT	5,801	57,546
First American Financial Corp.	853	54,967
Prosperity Bancshares, Inc.	785	53,168
Hancock Whitney Corp.	1,085	52,720
Apple Hospitality REIT, Inc.	2,566	42,621
Simmons First National Corp. — Class A	2,108	41,823
Old Republic International Corp.	1,264	37,162
Synovus Financial Corp.	948	35,692
Independent Bank Group, Inc.	636	32,359
Axos Financial, Inc.*	585	31,941
Sunstone Hotel Investors, Inc. REIT	2,939	31,535
BOK Financial Corp.	335	28,693
UMB Financial Corp.	338	28,240
United Bankshares, Inc.	711	26,698
First Hawaiian, Inc.	1,095	25,032
United Community Banks, Inc.	793	23,203
RMR Group, Inc. — Class A	752	21,229
Piedmont Office Realty Trust, Inc. — Class A REIT	2,170	15,429
Total Financial		1,498,002
Industrial - 20.8%
Arcosa, Inc.	1,029	85,036
Moog, Inc. — Class A	519	75,141
Summit Materials, Inc. — Class A*	1,911	73,497
Knight-Swift Transportation Holdings, Inc.	1,220	70,333
Kirby Corp.*	890	69,847
Advanced Energy Industries, Inc.	603	65,679
Daseke, Inc.*	7,729	62,605
Mercury Systems, Inc.*	1,605	58,695
Curtiss-Wright Corp.	258	57,479
PGT Innovations, Inc.*	1,327	54,009
Sonoco Products Co.	919	51,344
Esab Corp.	577	49,980
Terex Corp.	810	46,543
MDU Resources Group, Inc.	2,345	46,431
Graphic Packaging Holding Co.	1,704	42,004
EnerSys	401	40,485
Belden, Inc.	486	37,543
Littelfuse, Inc.	139	37,191
Park Aerospace Corp.	2,491	36,618
Stoneridge, Inc.*	1,157	22,642
Plexus Corp.*	197	21,302
Masonite International Corp.*	160	13,546
NVE Corp.	164	12,862
Total Industrial		1,130,812
Consumer, Non-cyclical - 12.2%
Euronet Worldwide, Inc.*	1,077	109,305
Encompass Health Corp.	1,385	92,407
Enovis Corp.*	1,511	84,646
Central Garden & Pet Co. — Class A*	1,341	59,057
Ingredion, Inc.	439	47,645
Certara, Inc.*	2,690	47,317
LivaNova plc*	906	46,877
ICF International, Inc.	286	38,350
Azenta, Inc.*	474	30,876
Perdoceo Education Corp.	1,747	30,677
Addus HomeCare Corp.*	315	29,248
Integer Holdings Corp.*	271	26,851
Ironwood Pharmaceuticals, Inc. — Class A*	1,738	19,883
Total Consumer, Non-cyclical		663,139
Energy - 10.8%
Pioneer Natural Resources Co.	831	186,875
Liberty Energy, Inc. — Class A	5,306	96,251
Murphy Oil Corp.	2,104	89,757
CNX Resources Corp.*	3,432	68,640
Talos Energy, Inc.*	2,585	36,785
Baytex Energy Corp.	10,566	35,079
Diamondback Energy, Inc.	202	31,326
Range Resources Corp.	792	24,108
Patterson-UTI Energy, Inc.	1,930	20,844
Total Energy		589,665
Consumer, Cyclical - 9.4%
Rush Enterprises, Inc. — Class A	2,335	117,450
H&E Equipment Services, Inc.	1,496	78,271
Alaska Air Group, Inc.*	1,064	41,570
Levi Strauss & Co. — Class A	2,473	40,903
MSC Industrial Direct Company, Inc. — Class A	393	39,795
MarineMax, Inc.*	886	34,465
Lakeland Industries, Inc.	1,779	32,983
Methode Electronics, Inc.	987	22,435
Whirlpool Corp.	182	22,162
Macy's, Inc.	1,063	21,388
Newell Brands, Inc.	2,347	20,372
Sonic Automotive, Inc. — Class A	263	14,783
Advance Auto Parts, Inc.	216	13,183
Crocs, Inc.*	122	11,396
Total Consumer, Cyclical		511,156
Utilities - 4.2%
OGE Energy Corp.	2,711	94,695
Spire, Inc.	624	38,900
Black Hills Corp.	659	35,553
Avista Corp.	883	31,558
ALLETE, Inc.	491	30,030
Total Utilities		230,736
Technology - 3.8%
Science Applications International Corp.	682	84,786
Amkor Technology, Inc.	1,605	53,398

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 94.5% (continued)
Technology - 3.8% (continued)
Wolfspeed, Inc.*	717	$31,197
LivePerson, Inc.*	6,051	22,934
Axcelis Technologies, Inc.*	103	13,358
Total Technology		205,673
Basic Materials - 3.4%
Avient Corp.	1,552	64,517
Ashland, Inc.	565	47,635
Commercial Metals Co.	805	40,282
Huntsman Corp.	1,256	31,563
Total Basic Materials		183,997
Communications - 2.4%
Ciena Corp.*	743	33,443
Calix, Inc.*	713	31,151
TEGNA, Inc.	1,694	25,918
Gray Television, Inc.	2,729	24,452
Luna Innovations, Inc.*	2,782	18,500
Total Communications		133,464
Total Common Stocks
(Cost $4,750,184)		5,146,644

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	6,250	—
Total Convertible Preferred Stocks
(Cost $5,968)		—

RIGHTS† - 0.2%
Basic Materials - 0.2%
Pan American Silver Corp.*	17,705	9,118
Total Rights
(Cost $–)		9,118

EXCHANGE-TRADED FUNDS† - 2.9%
SPDR S&P Biotech ETF	1,778	158,758
Total Exchange-Traded Funds
(Cost $147,368)		158,758

MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[2]	45,796	45,796
Total Money Market Fund
(Cost $45,796)		45,796
Total Investments - 98.4%
(Cost $4,949,316)		$5,360,316
Other Assets & Liabilities, net - 1.6%		85,669
Total Net Assets - 100.0%		$5,445,985

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of December 31, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$5,146,644	$—	$—		$5,146,644
Convertible Preferred Stocks	—	—	—	*	—
Rights	9,118	—	—		9,118
Exchange-Traded Funds	158,758	—	—		158,758
Money Market Fund	45,796	—	—		45,796
Total Assets	$5,360,316	$—	$—		$5,360,316

*	Security has a market value of $0.

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.4%
Industrial - 24.8%
Curtiss-Wright Corp.	37,616	$8,380,469
Graphic Packaging Holding Co.	279,720	6,895,098
Teledyne Technologies, Inc.*	15,382	6,864,833
Knight-Swift Transportation Holdings, Inc.	99,408	5,730,871
Summit Materials, Inc. — Class A*	141,380	5,437,475
Kirby Corp.*	64,915	5,094,529
Advanced Energy Industries, Inc.	42,919	4,674,737
Daseke, Inc.*	576,933	4,673,158
Coherent Corp.*	106,220	4,623,757
Arcosa, Inc.	55,422	4,580,074
Johnson Controls International plc	76,754	4,424,100
PGT Innovations, Inc.*	94,331	3,839,272
Esab Corp.	41,571	3,600,880
Mercury Systems, Inc.*	96,209	3,518,363
Terex Corp.	56,576	3,250,857
MDU Resources Group, Inc.	160,895	3,185,721
EnerSys	26,876	2,713,401
Littelfuse, Inc.	9,911	2,651,787
Park Aerospace Corp.	174,887	2,570,839
Masonite International Corp.*	22,782	1,928,724
Sonoco Products Co.	34,129	1,906,787
Stoneridge, Inc.*	82,637	1,617,206
Plexus Corp.*	14,344	1,551,017
GATX Corp.	8,247	991,454
NVE Corp.	11,642	913,082
Total Industrial		95,618,491
Financial - 21.6%
Unum Group	205,355	9,286,153
Prosperity Bancshares, Inc.	108,788	7,368,211
Markel Group, Inc.*	4,955	7,035,604
First Merchants Corp.	169,562	6,287,359
Alexandria Real Estate Equities, Inc. REIT	45,826	5,809,362
Stifel Financial Corp.	82,644	5,714,832
Old Republic International Corp.	178,191	5,238,815
Jefferies Financial Group, Inc.	122,785	4,961,742
First American Financial Corp.	57,283	3,691,317
Sun Communities, Inc. REIT	24,554	3,281,642
Apple Hospitality REIT, Inc.	191,498	3,180,782
Ventas, Inc. REIT	61,227	3,051,553
Stewart Information Services Corp.	49,893	2,931,214
Jones Lang LaSalle, Inc.*	13,878	2,621,138
Synovus Financial Corp.	61,975	2,333,359
Axos Financial, Inc.*	42,006	2,293,528
Gaming and Leisure Properties, Inc. REIT	46,248	2,282,339
BOK Financial Corp.	24,063	2,060,996
First Horizon Corp.	135,452	1,918,000
WisdomTree, Inc.	147,586	1,022,771
UMB Financial Corp.	12,159	1,015,885
Total Financial		83,386,602
Consumer, Non-cyclical - 15.1%
Ingredion, Inc.	87,551	9,501,910
Euronet Worldwide, Inc.*	66,598	6,759,031
Encompass Health Corp.	96,089	6,411,058
Bunge Global S.A.	62,499	6,309,274
Enovis Corp.*	108,056	6,053,297
Integer Holdings Corp.*	53,596	5,310,292
Central Garden & Pet Co. — Class A*	88,668	3,904,939
Henry Schein, Inc.*	37,516	2,840,337
ICF International, Inc.	19,374	2,597,859
Azenta, Inc.*	33,889	2,207,529
LivaNova plc*	39,390	2,038,039
Certara, Inc.*	109,254	1,921,778
Ironwood Pharmaceuticals, Inc. — Class A*	101,303	1,158,906
Jazz Pharmaceuticals plc*	7,906	972,438
Total Consumer, Non-cyclical		57,986,687
Technology - 8.7%
Evolent Health, Inc. — Class A*	213,537	7,053,127
Teradyne, Inc.	59,776	6,486,891
Science Applications International Corp.	43,533	5,412,023
Leidos Holdings, Inc.	45,214	4,893,963
MACOM Technology Solutions Holdings, Inc.*	50,130	4,659,583
Wolfspeed, Inc.*	52,303	2,275,704
LivePerson, Inc.*	433,833	1,644,227
Axcelis Technologies, Inc.*	7,330	950,628
Total Technology		33,376,146
Energy - 8.6%
Pioneer Natural Resources Co.	41,568	9,347,812
Diamondback Energy, Inc.	40,485	6,278,414
Murphy Oil Corp.	98,302	4,193,563
Liberty Energy, Inc. — Class A	165,250	2,997,635
Equities Corp.	73,308	2,834,087
Talos Energy, Inc.*	188,175	2,677,730
Kinder Morgan, Inc.	112,598	1,986,229
Range Resources Corp.	56,484	1,719,373
Patterson-UTI Energy, Inc.	116,563	1,258,881
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		33,293,725
Basic Materials - 6.8%
Reliance Steel & Aluminum Co.	20,537	5,743,788
Westlake Corp.	36,815	5,152,627
Avient Corp.	109,330	4,544,848
Nucor Corp.	24,912	4,335,685
Ashland, Inc.	41,548	3,502,912
Huntsman Corp.	111,621	2,805,036
Total Basic Materials		26,084,896
Consumer, Cyclical - 6.4%
H&E Equipment Services, Inc.	105,031	5,495,222
MSC Industrial Direct Company, Inc. — Class A	53,460	5,413,360
Whirlpool Corp.	28,650	3,488,710
Lear Corp.	14,734	2,080,588
Methode Electronics, Inc.	68,189	1,549,936
Lakeland Industries, Inc.	82,219	1,524,340
Newell Brands, Inc.	141,095	1,224,705
Sonic Automotive, Inc. — Class A	18,850	1,059,558
Levi Strauss & Co. — Class A	60,363	998,404
Advance Auto Parts, Inc.	15,431	941,754

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Cyclical - 6.4% (continued)
Crocs, Inc.*	8,733	$815,750
Total Consumer, Cyclical		24,592,327
Utilities - 5.9%
Evergy, Inc.	142,042	7,414,593
OGE Energy Corp.	206,412	7,209,971
Pinnacle West Capital Corp.	84,650	6,081,256
Black Hills Corp.	35,919	1,937,830
Total Utilities		22,643,650
Communications - 1.5%
Calix, Inc.*	51,895	2,267,292
Ciena Corp.*	47,396	2,133,294
Luna Innovations, Inc.*	202,181	1,344,504
Total Communications		5,745,090
Total Common Stocks
(Cost $311,874,379)		382,727,614

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	1,652,084	5
Total Convertible Preferred Stocks
(Cost $1,577,634)		5

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	516,551	266,023
Total Rights
(Cost $–)		266,023

MONEY MARKET FUND† - 0.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[3]	2,230,441	2,230,441
Total Money Market Fund
(Cost $2,230,441)		2,230,441
Total Investments - 100.1%
(Cost $315,682,454)		$385,224,083
Other Assets & Liabilities, net - (0.1)%		(322,130)
Total Net Assets - 100.0%		$384,901,953

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of December 31, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$382,727,613	$—	$1	$382,727,614
Convertible Preferred Stocks	—	—	5	5
Rights	266,023	—	—	266,023
Money Market Fund	2,230,441	—	—	2,230,441
Total Assets	$385,224,077	$—	$6	$385,224,083

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23
Common Stock
HydroGen Corp.*	$2	$–	$–	$–	$(1)	$1	1,265,700

*	Non-income producing security.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 21.2%
Technology - 7.1%
Microsoft Corp.	9,880	$3,714,955
Apple, Inc.	19,048	3,667,311
NVIDIA Corp.	2,225	1,101,864
QUALCOMM, Inc.	4,916	711,001
International Business Machines Corp.	3,940	644,387
Broadcom, Inc.	529	590,496
NXP Semiconductor N.V.	2,551	585,914
Applied Materials, Inc.	3,538	573,404
Microchip Technology, Inc.	6,169	556,320
Skyworks Solutions, Inc.	4,885	549,172
KLA Corp.	859	499,337
NetApp, Inc.	5,382	474,477
Texas Instruments, Inc.	2,478	422,400
Fair Isaac Corp.*	316	367,827
Lam Research Corp.	450	352,467
Hewlett Packard Enterprise Co.	18,175	308,612
HP, Inc.	8,465	254,712
Fortinet, Inc.*	3,400	199,002
Intuit, Inc.	245	153,133
Cognizant Technology Solutions Corp. — Class A	1,940	146,528
Salesforce, Inc.*	550	144,727
Adobe, Inc.*	230	137,218
Total Technology		16,155,264
Consumer, Non-cyclical - 3.4%
Merck & Company, Inc.	7,342	800,425
Amgen, Inc.	2,322	668,783
Gilead Sciences, Inc.	7,393	598,907
Vertex Pharmaceuticals, Inc.*	1,471	598,535
Bristol-Myers Squibb Co.	11,523	591,245
Incyte Corp.*	8,527	535,410
United Rentals, Inc.	922	528,693
Molina Healthcare, Inc.*	1,339	483,794
Philip Morris International, Inc.	4,868	457,982
HCA Healthcare, Inc.	1,681	455,013
Altria Group, Inc.	9,609	387,627
Regeneron Pharmaceuticals, Inc.*	407	357,464
Pfizer, Inc.	7,779	223,957
UnitedHealth Group, Inc.	409	215,326
Humana, Inc.	470	215,171
Eli Lilly & Co.	316	184,203
AbbVie, Inc.	1,091	169,072
Johnson & Johnson	866	135,737
Procter & Gamble Co.	905	132,619
Total Consumer, Non-cyclical		7,739,963
Communications - 3.3%
Alphabet, Inc. — Class C*	11,763	1,657,760
Amazon.com, Inc.*	10,456	1,588,685
Meta Platforms, Inc. — Class A*	2,737	968,789
Cisco Systems, Inc.	14,555	735,319
Booking Holdings, Inc.*	188	666,877
F5, Inc.*	2,738	490,047
Juniper Networks, Inc.	16,425	484,209
VeriSign, Inc.*	2,221	457,437
eBay, Inc.	9,475	413,299
Total Communications		7,462,422
Industrial - 2.6%
Caterpillar, Inc.	2,240	662,301
Lockheed Martin Corp.	1,295	586,946
Deere & Co.	1,451	580,211
Keysight Technologies, Inc.*	3,561	566,520
Illinois Tool Works, Inc.	2,012	527,023
IDEX Corp.	2,362	512,814
Snap-on, Inc.	1,711	494,205
Textron, Inc.	5,625	452,363
Otis Worldwide Corp.	4,741	424,177
Masco Corp.	6,156	412,329
Garmin Ltd.	3,147	404,515
A O Smith Corp.	4,364	359,768
Total Industrial		5,983,172
Consumer, Cyclical - 2.0%
PACCAR, Inc.	5,623	549,086
DR Horton, Inc.	3,189	484,664
Cummins, Inc.	1,998	478,661
WW Grainger, Inc.	570	472,353
Lennar Corp. — Class A	3,108	463,217
PulteGroup, Inc.	4,342	448,181
NVR, Inc.*	62	434,028
Tesla, Inc.*	1,445	359,053
BorgWarner, Inc.	8,737	313,222
Lowe's Companies, Inc.	1,137	253,039
Home Depot, Inc.	711	246,397
General Motors Co.	4,189	150,469
Total Consumer, Cyclical		4,652,370
Financial - 1.4%
Berkshire Hathaway, Inc. — Class B*	1,576	562,096
Hartford Financial Services Group, Inc.	6,236	501,250
Capital One Financial Corp.	3,645	477,932
Everest Group Ltd.	1,195	422,528
Synchrony Financial	10,199	389,500
JPMorgan Chase & Co.	1,995	339,349
Loews Corp.	3,881	270,079
Visa, Inc. — Class A	902	234,836
Total Financial		3,197,570
Energy - 0.9%
EOG Resources, Inc.	4,446	537,744
Valero Energy Corp.	4,084	530,920
Marathon Petroleum Corp.	3,544	525,788
Exxon Mobil Corp.	3,003	300,240
APA Corp.	3,863	138,604
Total Energy		2,033,296
Utilities - 0.4%
Atmos Energy Corp.	4,191	485,737
Public Service Enterprise Group, Inc.	7,776	475,502
Total Utilities		961,239
Basic Materials - 0.1%
CF Industries Holdings, Inc.	2,446	194,457
Total Common Stocks
(Cost $41,841,553)		48,379,753

MUTUAL FUNDS† - 74.4%
Guggenheim Strategy Fund III[1]	2,935,036	72,055,131
Guggenheim Strategy Fund II1	2,667,059	65,342,944

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MUTUAL FUNDS† - 74.4% (continued)
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,271,229	$32,221,609
Total Mutual Funds
(Cost $170,452,749)		169,619,684

MONEY MARKET FUND† - 4.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[2]	10,563,021	10,563,021
Total Money Market Fund
(Cost $10,563,021)		10,563,021
Total Investments - 100.2%
(Cost $222,857,323)		$228,562,458
Other Assets & Liabilities, net - (0.2)%		(453,346)
Total Net Assets - 100.0%		$228,109,112

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	40	Mar 2024	$9,638,000	$310,396

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Index	Pay	5.64% (Federal Funds Rate + 0.31%)	At Maturity	01/29/24	16,563	$171,055,873	$37,614,242

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2023.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,379,753	$—	$—	$48,379,753
Mutual Funds	169,619,684	—	—	169,619,684
Money Market Fund	10,563,021	—	—	10,563,021
Equity Futures Contracts**	310,396	—	—	310,396
Equity Index Swap Agreements**	—	37,614,242	—	37,614,242
Total Assets	$228,872,854	$37,614,242	$—	$266,487,096

**	This derivative is reported as unrealized appreciation/depreciation at period end.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$59,650,586	$8,149,986	$(3,051,720)	$(75,120)	$669,212	$65,342,944	2,667,059	$867,115
Guggenheim Strategy Fund III	72,469,308	5,815,261	(6,939,120)	(169,594)	879,276	72,055,131	2,935,036	912,781
Guggenheim Ultra Short Duration Fund — Institutional Class	31,420,533	475,962	–	–	325,114	32,221,609	3,271,229	475,350
	$163,540,427	$14,441,209	$(9,990,840)	$(244,714)	$1,873,602	$169,619,684		$2,255,246

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 23.6%
Industrial - 6.1%
Carlisle Companies, Inc.	1,058	$330,256
Owens Corning	1,743	258,365
UFP Industries, Inc.	1,988	249,593
Donaldson Company, Inc.	3,638	237,743
Middleby Corp.*	1,558	229,291
Lincoln Electric Holdings, Inc.	1,020	221,809
Acuity Brands, Inc.	1,080	221,216
Simpson Manufacturing Company, Inc.	1,090	215,798
Boise Cascade Co.	1,447	187,184
AGCO Corp.	1,414	171,674
Snap-on, Inc.	580	167,527
Mueller Industries, Inc.	3,294	155,312
TopBuild Corp.*	403	150,827
Advanced Drainage Systems, Inc.	1,066	149,923
Masco Corp.	2,074	138,917
Builders FirstSource, Inc.*	808	134,888
Keysight Technologies, Inc.*	839	133,476
Lennox International, Inc.	273	122,173
Timken Co.	1,428	114,454
Graphic Packaging Holding Co.	4,480	110,432
Watts Water Technologies, Inc. — Class A	492	102,503
EMCOR Group, Inc.	428	92,204
Belden, Inc.	1,066	82,349
IDEX Corp.	374	81,199
Graco, Inc.	909	78,865
Illinois Tool Works, Inc.	298	78,058
Applied Industrial Technologies, Inc.	309	53,361
Woodward, Inc.	376	51,185
Comfort Systems USA, Inc.	210	43,191
Total Industrial		4,363,773
Consumer, Cyclical - 4.9%
Deckers Outdoor Corp.*	379	253,335
Brunswick Corp.	2,432	235,296
Gentex Corp.	6,592	215,295
DR Horton, Inc.	1,245	189,215
MSC Industrial Direct Company, Inc. — Class A	1,799	182,167
AutoNation, Inc.*	1,131	169,854
Yum! Brands, Inc.	1,294	169,074
Polaris, Inc.	1,625	154,001
Williams-Sonoma, Inc.	744	150,124
Dolby Laboratories, Inc. — Class A	1,704	146,851
Cummins, Inc.	608	145,659
Boyd Gaming Corp.	2,288	143,252
Toll Brothers, Inc.	1,330	136,711
Harley-Davidson, Inc.	3,290	121,204
Watsco, Inc.	271	116,116
O'Reilly Automotive, Inc.*	119	113,059
Crocs, Inc.*	1,197	111,812
Tempur Sealy International, Inc.	2,065	105,253
Wingstop, Inc.	404	103,658
Installed Building Products, Inc.	547	100,002
Murphy USA, Inc.	280	99,837
Visteon Corp.*	736	91,926
Autoliv, Inc.	696	76,692
Dick's Sporting Goods, Inc.	483	70,977
Choice Hotels International, Inc.	603	68,320
WW Grainger, Inc.	61	50,550
Skechers USA, Inc. — Class A*	681	42,453
Total Consumer, Cyclical		3,562,693
Technology - 3.7%
Dropbox, Inc. — Class A*	9,062	267,148
Cirrus Logic, Inc.*	2,631	218,873
NXP Semiconductor N.V.	710	163,073
Microchip Technology, Inc.	1,747	157,544
Qualys, Inc.*	782	153,491
Super Micro Computer, Inc.*	503	142,983
Lattice Semiconductor Corp.*	2,050	141,430
Onto Innovation, Inc.*	798	122,014
Teradata Corp.*	2,759	120,044
Amkor Technology, Inc.	3,422	113,850
Dynatrace, Inc.*	2,024	110,693
Crane NXT Co.	1,873	106,518
Fair Isaac Corp.*	90	104,761
KLA Corp.	175	101,728
Fortinet, Inc.*	1,576	92,243
Silicon Laboratories, Inc.*	683	90,340
Manhattan Associates, Inc.*	395	85,051
Allegro MicroSystems, Inc.*	2,749	83,212
CommVault Systems, Inc.*	935	74,660
Synopsys, Inc.*	121	62,304
Cadence Design Systems, Inc.*	225	61,283
Concentrix Corp.	549	53,917
Total Technology		2,627,160
Consumer, Non-cyclical - 3.0%
Exelixis, Inc.*	9,872	236,829
Neurocrine Biosciences, Inc.*	1,788	235,587
H&R Block, Inc.	4,513	218,294
United Therapeutics Corp.*	950	208,895
Incyte Corp.*	2,924	183,598
Hologic, Inc.*	2,288	163,477
HCA Healthcare, Inc.	508	137,505
Encompass Health Corp.	1,798	119,963
Grand Canyon Education, Inc.*	898	118,572
Chemed Corp.	196	114,611
Molina Healthcare, Inc.*	299	108,032
Halozyme Therapeutics, Inc.*	2,560	94,618
Lantheus Holdings, Inc.*	1,342	83,204
Globus Medical, Inc. — Class A*	1,482	78,976
Humana, Inc.	99	45,323
Total Consumer, Non-cyclical		2,147,484
Energy - 2.3%
Chord Energy Corp.	1,310	217,761
CNX Resources Corp.*	9,844	196,880
PBF Energy, Inc. — Class A	3,766	165,553
Marathon Petroleum Corp.	1,079	160,080
EOG Resources, Inc.	1,318	159,412
Range Resources Corp.	4,926	149,947
APA Corp.	2,868	102,904
Antero Midstream Corp.	7,377	92,434
Ovintiv, Inc.	2,067	90,783
Civitas Resources, Inc.	1,112	76,039
Matador Resources Co.	1,282	72,895
Occidental Petroleum Corp.	1,206	72,010
SM Energy Co.	1,579	61,139

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 23.6% (continued)
Energy - 2.3% (continued)
SolarEdge Technologies, Inc.*	572	$53,539
Total Energy		1,671,376
Financial - 2.0%
Interactive Brokers Group, Inc. — Class A	2,813	233,198
International Bancshares Corp.	3,770	204,786
SouthState Corp.	2,041	172,363
Affiliated Managers Group, Inc.	1,082	163,836
East West Bancorp, Inc.	2,016	145,051
Equity LifeStyle Properties, Inc. REIT	1,665	117,449
Federated Hermes, Inc. — Class B	3,066	103,815
Kinsale Capital Group, Inc.	265	88,751
Fidelity National Financial, Inc.	1,706	87,040
RenaissanceRe Holdings Ltd.	382	74,872
Everest Group Ltd.	200	70,716
Total Financial		1,461,877
Communications - 0.8%
GoDaddy, Inc. — Class A*	2,730	289,817
Motorola Solutions, Inc.	504	157,797
VeriSign, Inc.*	745	153,440
Total Communications		601,054
Basic Materials - 0.6%
NewMarket Corp.	350	191,041
Cabot Corp.	1,507	125,834
Reliance Steel & Aluminum Co.	289	80,828
RPM International, Inc.	464	51,796
Total Basic Materials		449,499
Utilities - 0.2%
Vistra Corp.	2,813	108,357
Total Common Stocks
(Cost $15,062,367)		16,993,273

MUTUAL FUNDS† - 70.2%
Guggenheim Strategy Fund II1	987,097	24,183,881
Guggenheim Strategy Fund III[1]	984,275	24,163,946
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	221,372	2,180,517
Total Mutual Funds
(Cost $50,386,569)		50,528,344

MONEY MARKET FUND† - 6.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[2]	4,765,080	4,765,080
Total Money Market Fund
(Cost $4,765,080)		4,765,080
Total Investments - 100.4%
(Cost $70,214,016)		$72,286,697
Other Assets & Liabilities, net - (0.4)%		(297,557)
Total Net Assets - 100.0%		$71,989,140

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	2	Mar 2024	$561,620	$26,686
S&P 500 Index Mini Futures Contracts	2	Mar 2024	481,900	14,160
NASDAQ-100 Index Mini Futures Contracts	1	Mar 2024	340,385	11,421
			$1,383,905	$52,267

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index	Pay	5.61% (Federal Funds Rate + 0.28%)	At Maturity	01/29/24	10,714	$55,217,492	$12,162,308

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2023.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,993,273	$—	$—	$16,993,273
Mutual Funds	50,528,344	—	—	50,528,344
Money Market Fund	4,765,080	—	—	4,765,080
Equity Futures Contracts**	52,267	—	—	52,267
Equity Index Swap Agreements**	—	12,162,308	—	12,162,308
Total Assets	$72,338,964	$12,162,308	$—	$84,501,272

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$22,166,962	$3,355,294	$(1,550,080)	$(38,065)	$249,770	$24,183,881	987,097	$314,266
Guggenheim Strategy Fund III	23,628,764	1,894,747	(1,601,310)	(58,566)	300,311	24,163,946	984,275	306,806
Guggenheim Ultra Short Duration Fund — Institutional Class	2,126,306	32,209	–	–	22,002	2,180,517	221,372	32,168
	$47,922,032	$5,282,250	$(3,151,390)	$(96,631)	$572,083	$50,528,344		$653,240

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Vacasa, Inc. — Class A*	18,219	$149,396
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	31	43,322
BP Holdco LLC*,†††,1	532	645
YAK BLOCKER 2 LLC*,†††	44,094	441
YAK BLOCKER 2 LLC*,†††	40,754	408
Vector Phoenix Holdings, LP*,†††	532	13
Total Industrial		44,829
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	9,315,080	931
Total Common Stocks
(Cost $3,675,744)		195,156

PREFERRED STOCKS†† - 3.0%
Financial - 2.8%
Equitable Holdings, Inc.
4.95%*	71,314,000	67,860,185
4.30%	552,935	9,156,604
Markel Group, Inc.
6.00%*	72,131,000	71,315,775
Citigroup, Inc.
3.88%*	31,175,000	27,599,982
4.00%*	26,571,000	24,456,267
7.63%*	14,300,000	14,601,730
Wells Fargo & Co.
3.90%*	66,688,000	61,616,818
7.63%*	4,100,000	4,302,175
Charles Schwab Corp.
4.00%*	73,673,000	58,187,657
Bank of New York Mellon Corp.
3.75%*	65,200,000	56,354,440
MetLife, Inc.
3.85%*	53,467,000	50,611,771
Bank of America Corp.
4.38%*	27,700,000	24,686,969
6.13%*	11,550,000	11,577,720
Goldman Sachs Group, Inc.
3.80%*	25,830,000	23,002,537
7.50%*	11,800,000	12,329,749
JPMorgan Chase & Co.
3.65%*	37,412,000	34,236,993
Kuvare US Holdings, Inc.
7.00%*,4	15,731,000	15,848,983
CNO Financial Group, Inc.
5.13% due 11/25/60	715,225	12,459,219
Jackson Financial, Inc.
8.00%	472,000	11,913,280
Assurant, Inc.
5.25% due 01/15/61	516,875	10,306,391
Selective Insurance Group, Inc.
4.60%	541,225	9,303,658
Depository Trust & Clearing Corp.
3.38%*,4	4,750,000	3,705,000
Lincoln National Corp.
9.25%*	987,000	1,077,241
First Republic Bank
4.25%*	2,368,525	213,167
4.50%*	276,775	24,910
Total Financial		616,749,221
Communications - 0.2%
AT&T Mobility II LLC
6.80%*,†††	47,000	46,876,390
Government - 0.0%
CoBank ACB
4.25%*	3,300,000	2,640,000
Industrial - 0.0%
YAK BLOCKER 2 LLC*,†††	2,422,458	702,897
Total Industrial		702,897
Total Preferred Stocks
(Cost $803,447,843)		666,968,508

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	101,490	10,687
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,2	1,035,008	103
Total Warrants
(Cost $233,835)		10,790

MUTUAL FUNDS† - 0.9%
Guggenheim Limited Duration Fund — R6-Class[1]	5,172,766	124,456,744
Guggenheim Strategy Fund II1	1,187,086	29,083,605
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,905,554	28,619,706
Guggenheim Strategy Fund III[1]	639,536	15,700,606
Total Mutual Funds
(Cost $196,800,180)		197,860,661

MONEY MARKET FUNDS† - 2.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[5]	308,367,718	308,367,718
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.25%[5]	211,522,213	211,522,213
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.22%[5]	13,173,658	13,173,658
Total Money Market Funds
(Cost $533,063,589)		533,063,589

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2%
Government Agency - 14.8%
Fannie Mae
5.00% due 06/01/53	319,920,032	$316,510,766
5.00% due 05/01/53	290,816,499	287,924,625
5.50% due 05/01/53	189,404,313	190,200,210
5.00% due 04/01/53	180,647,029	178,805,731
5.50% due 06/01/53	156,516,661	157,318,616
3.00% due 06/01/52	150,142,631	133,678,696
4.00% due 06/01/52	104,253,104	99,284,270
5.00% due 08/01/53	82,210,558	81,352,508
4.00% due 07/01/52	82,529,126	78,383,503
2.50% due 11/01/51	54,932,806	46,967,526
5.00% due 09/01/52	30,176,815	29,893,180
5.00% due 05/01/38	23,247,821	23,379,188
3.00% due 03/01/52	22,438,313	19,956,333
due 12/25/43[6,14]	10,241,171	7,870,092
3.05% due 03/01/50	5,850,639	4,670,618
2.51% due 10/01/46	5,484,600	4,252,523
4.07% due 05/01/49	4,580,501	4,158,757
due 10/25/43[6,14]	5,116,748	3,957,015
3.02% due 01/01/38	4,089,964	3,456,315
2.49% due 12/01/39	4,128,052	3,237,388
3.50% due 02/01/48	3,604,342	3,125,244
4.24% due 08/01/48	3,384,152	3,060,130
3.42% due 09/01/47	3,477,206	2,952,329
2.54% due 12/01/39	3,600,248	2,837,038
3.00% due 01/01/52	2,968,418	2,627,119
2.42% due 10/01/51	3,361,539	2,441,622
3.42% due 10/01/47	2,671,324	2,303,996
2.96% due 10/01/49	2,770,936	2,189,998
3.26% due 11/01/46	2,291,730	1,945,101
2.17% due 10/01/50	2,642,492	1,869,913
2.69% due 02/01/52	2,427,861	1,798,313
2.92% due 03/01/50	2,292,516	1,796,126
2.49% due 09/01/51	2,461,336	1,747,091
2.17% due 09/01/50	2,374,058	1,681,607
2.62% due 12/01/51	2,272,421	1,666,874
2.93% due 03/01/52	2,035,498	1,569,424
2.68% due 04/01/50	1,856,022	1,432,101
3.46% due 08/01/49	1,626,109	1,379,090
2.51% due 07/01/50	1,739,268	1,288,981
2.43% due 12/01/51	1,900,000	1,205,644
3.74% due 02/01/48	1,209,701	1,066,118
4.05% due 09/01/48	1,119,832	1,017,418
2.32% due 07/01/50	1,331,591	959,739
2.34% due 09/01/39	1,240,475	939,640
2.25% due 10/01/50	1,225,995	879,509
3.00% due 05/01/52	962,901	858,011
3.96% due 06/01/49	929,960	815,616
3.60% due 10/01/47	893,132	778,786
2.65% due 12/01/51	971,590	711,941
3.63% due 01/01/37	693,232	634,900
2.34% due 03/01/51	855,369	617,601
3.50% due 12/01/46	653,271	609,677
3.91% due 07/01/49	653,555	580,006
3.36% due 12/01/39	670,895	567,716
5.32% due 06/01/33	530,000	554,736
2.75% due 11/01/31	596,270	536,454
3.18% due 09/01/42	632,534	535,723
2.50% due 01/25/52	840,973	530,385
3.50% due 11/01/47	501,247	467,793
2.56% due 05/01/39	586,699	454,467
2.51% due 02/01/48	566,643	435,253
3.00% due 07/01/46	453,625	413,003
4.00% due 01/01/46	388,236	374,285
4.00% due 12/01/38	366,069	356,024
3.50% due 10/01/45	342,705	321,208
3.51% due 11/01/47	360,161	313,483
4.33% due 09/01/48	322,354	302,266
4.00% due 11/01/38	308,998	300,535
4.50% due 02/01/45	285,059	282,933
4.22% due 04/01/49	315,000	278,064
2.50% due 11/25/50	457,703	270,656
4.50% due 03/01/48	272,039	268,296
4.23% due 07/01/39	266,448	244,541
3.77% due 08/01/45	282,889	240,097
4.50% due 04/01/48	235,428	231,122
5.00% due 12/01/44	223,412	225,932
3.50% due 12/01/45	205,921	192,183
3.50% due 08/01/43	198,207	186,448
2.00% due 10/25/51	334,716	179,461
3.95% due 06/01/49	188,657	168,086
4.50% due 05/01/47	155,917	154,753
3.18% due 08/01/42	181,126	153,373
4.00% due 10/01/45	124,231	119,806
5.00% due 05/01/44	111,572	112,831
3.50% due 04/01/48	110,590	103,209
2.06% due 09/01/36	140,000	102,977
5.00% due 04/01/44	70,526	70,660
2.28% due 01/01/51	67,959	48,963
3.50% due 06/01/46	12,803	11,949
Freddie Mac
5.50% due 09/01/53	206,548,970	209,907,814
5.00% due 04/01/53	197,221,915	195,196,579
5.00% due 06/01/53	177,278,250	175,382,913
5.50% due 06/01/53	173,528,810	174,531,039
5.00% due 08/01/53	133,209,861	134,364,914
4.00% due 02/01/53	124,298,925	118,829,716
3.00% due 06/01/52	95,522,995	85,049,013
5.00% due 09/01/52	80,220,167	79,479,751
5.00% due 03/01/53	68,912,296	68,219,707
3.00% due 07/01/52	61,832,770	54,998,933
2.00% due 03/01/52	62,491,306	51,465,935
4.00% due 10/01/52	46,660,716	44,314,922
3.00% due 03/01/52	39,368,964	34,901,551
4.00% due 04/01/52	31,010,209	29,601,167
3.00% due 08/01/52	20,042,914	17,848,405
5.50% due 02/01/53	13,123,940	13,255,477
3.26% due 09/01/45	2,103,447	1,799,992
4.50% due 08/01/52	1,119,179	1,092,288
1.96% due 05/01/50	1,521,539	1,034,675
3.50% due 01/01/44	589,236	557,005
3.00% due 08/01/46	483,503	440,783
2.00% due 10/25/51	836,791	424,253
4.00% due 02/01/46	290,025	276,946
4.00% due 01/01/46	269,338	260,022
4.00% due 05/25/52	270,000	231,202
4.50% due 06/01/48	216,015	213,259

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Government Agency - 14.8% (continued)
3.50% due 12/01/45	182,918	$170,943
4.00% due 11/01/45	162,584	156,960
4.00% due 08/01/45	147,330	142,234
4.00% due 09/01/45	140,309	135,456
2.50% due 02/25/52	136,374	82,725
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,7	201,303,207	19,694,640
Ginnie Mae
6.00% due 06/20/47	15,928,831	16,293,997
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	10,975,977	8,685,035
2.00% due 05/25/60	8,954,666	7,083,935
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,4	10,375,087	8,095,254
Freddie Mac Multifamily Structured Pass Through Certificates
0.63% (WAC) due 12/25/24◊,7	40,432,262	152,228
Total Government Agency		3,291,125,902
Residential Mortgage-Backed Securities - 8.2%
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,4	61,274,845	62,014,138
2021-RPL4, 1.80% (WAC) due 12/27/60◊,4	59,679,560	58,004,856
2021-RPL7, 1.93% (WAC) due 07/27/61◊,4	53,921,227	51,570,450
2021-RPL1, 1.67% (WAC) due 09/27/60◊,4	24,760,569	24,035,577
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,8]	79,510,577	74,264,390
2021-C, 1.62% due 03/01/61[4,8]	60,664,626	56,478,785
2023-NQM2, 4.50% due 05/25/62[4,8]	30,231,033	28,986,688
2021-HE1, 6.84% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,4	7,500,000	7,389,043
2023-NQM6, 7.06% due 09/25/63[4,8]	6,438,053	6,478,693
2023-NQM5, 7.01% due 06/25/63[4,8]	4,292,283	4,318,346
PRPM LLC
2021-5, 1.79% due 06/25/26[4,8]	55,841,546	54,392,414
2021-8, 1.74% (WAC) due 09/25/26◊,4	29,745,008	28,646,739
2023-1, 6.88% (WAC) due 02/25/28◊,4	19,904,323	20,100,755
2022-1, 3.72% due 02/25/27[4,8]	10,374,754	10,003,921
2023-RCF1, 4.00% due 06/25/53[4,8]	4,599,055	4,425,347
Legacy Mortgage Asset Trust
2021-GS2, 1.75% due 04/25/61[4,8]	36,595,650	35,329,686
2021-GS3, 1.75% due 07/25/61[4,8]	33,130,977	31,862,326
2021-GS5, 2.25% due 07/25/67[4,8]	20,830,988	20,110,895
LSTAR Securities Investment Ltd.
2023-1, 8.83% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,4	47,027,366	46,826,498
2021-1, 8.26% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26◊,9	36,937,316	36,215,709
Towd Point Revolving Trust
4.83% due 09/25/64[9]	81,500,000	80,481,250
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[4,8]	41,985,935	43,005,324
2023-3, 7.58% due 09/25/68[4,8]	9,450,527	9,568,554
2023-4, 7.62% due 10/25/68[4,8]	5,864,178	5,971,862
2021-2, 2.38% (WAC) due 08/25/66◊,4	7,108,000	4,307,293
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 5.62% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 10/25/36◊	25,128,770	12,912,429
2007-HE5, 5.81% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/37◊	26,365,486	11,089,395
2006-HE6, 5.95% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 09/25/36◊	23,109,341	8,044,868
2006-HE5, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/36◊	12,940,811	6,588,141
2007-HE3, 5.58% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 12/25/36◊	10,915,057	5,455,494

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Residential Mortgage-Backed Securities - 8.2% (continued)
2006-HE4, 5.95% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	8,083,122	$4,186,618
2006-HE5, 5.97% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 08/25/36◊	7,754,038	3,956,350
2007-HE2, 5.60% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 01/25/37◊	7,922,164	3,453,628
2007-NC3, 5.66% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/37◊	3,202,975	2,323,352
2007-HE6, 5.53% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	2,344,675	1,971,674
2007-HE3, 5.60% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊,4	1,992,145	1,225,408
2006-HE6, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 09/25/36◊	2,929,353	1,016,112
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,8]	62,485,473	60,644,145
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[4,8]	21,952,967	21,650,526
2023-NQM3, 6.89% (WAC) due 08/25/68◊,4	19,869,620	20,168,352
2022-NQM3, 4.35% (WAC) due 04/25/67◊,4	11,145,010	10,322,969
2023-NQM3, 7.34% (WAC) due 08/25/68◊,4	5,053,261	5,126,683
2023-NQM2, 6.24% due 11/25/67[4,8]	2,818,046	2,797,812
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[4,8]	58,261,584	56,674,486
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.60% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊	60,614,720	36,376,051
2006-WMC4, 5.59% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 12/25/36◊	12,469,450	6,553,347
2006-WMC3, 5.95% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	1,769,931	1,237,326
Home Equity Loan Trust
2007-FRE1, 5.66% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	47,079,132	43,955,705
Angel Oak Mortgage Trust
2023-2, 4.65% due 10/25/67[4,8]	22,513,229	21,815,032
2023-1, 4.75% due 09/26/67[4,8]	22,349,261	21,674,623
Verus Securitization Trust
2023-7, 7.42% due 10/25/68[4,8]	19,646,725	19,933,852
2022-8, 6.13% due 09/25/67[4,8]	14,395,225	14,298,618
GSAMP Trust
2007-NC1, 5.60% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/46◊	24,832,052	13,068,928
2006-HE8, 5.70% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 01/25/37◊	10,107,000	8,214,871
2006-NC2, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	11,600,708	6,448,931
2007-NC1, 5.62% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 12/25/46◊	7,103,429	3,461,554
OBX Trust
2022-NQM9, 6.45% due 09/25/62[4,8]	8,700,519	8,790,585
2023-NQM9, 7.66% due 10/25/63[4,8]	6,069,397	6,193,665
2023-NQM2, 6.32% due 01/25/62[4,8]	5,861,833	5,909,609
2022-NQM8, 6.10% due 09/25/62[4,8]	3,683,677	3,649,275
2023-NQM2, 6.72% due 01/25/62[4,8]	3,409,783	3,425,849
Soundview Home Loan Trust
2006-OPT5, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	27,215,787	25,690,138

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Residential Mortgage-Backed Securities - 8.2% (continued)
Alternative Loan Trust
2007-OA4, 5.81% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 05/25/47◊	14,595,731	$12,362,735
2007-OH3, 6.05% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	6,149,317	5,390,022
2006-43CB, 6.00% (1 Month Term SOFR + 0.61%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37◊	5,934,620	3,229,352
2007-OA7, 5.83% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	2,179,264	1,842,719
2007-OH3, 5.91% (1 Month Term SOFR + 0.55%, Rate Cap/Floor: 10.00%/0.44%) due 09/25/47◊	611,264	549,342
Citigroup Mortgage Loan Trust, Inc.
2007-AMC1, 5.79% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 12/25/36◊,4	20,285,349	11,163,827
2006-WF1, 4.96% due 03/25/36	13,749,972	6,850,445
2007-AMC3, 5.65% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	5,829,772	4,763,432
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,4	12,666,293	11,502,614
2022-NQM2, 4.20% (WAC) due 03/25/67◊,4	12,451,061	11,202,914
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,4	22,150,000	22,496,094
NovaStar Mortgage Funding Trust Series
2007-2, 5.67% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	20,153,567	19,420,876
2007-1, 5.60% (1 Month Term SOFR + 0.24%, Rate Cap/Floor: 11.00%/0.13%) due 03/25/37◊	2,721,465	1,675,836
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 6.09% (1 Month Term SOFR + 0.73%, Rate Floor: 0.62%) due 12/25/35◊	15,873,407	14,573,619
2007-ASP1, 5.87% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 03/25/37◊	8,118,898	3,256,942
2007-WM2, 5.68% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 02/25/37◊	6,231,299	2,635,892
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	20,000,000	18,505,752
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 6.10% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	17,275,412	16,429,517
2006-BC4, 5.81% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	1,689,635	1,616,942
2006-BC6, 5.64% (1 Month Term SOFR + 0.28%, Rate Floor: 0.17%) due 01/25/37◊	105,272	102,821
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	124,113,278	18,070,720
Securitized Asset-Backed Receivables LLC Trust
2006-WM4, 5.63% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 11/25/36◊	29,756,772	8,300,482
2007-BR2, 5.83% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,4	9,784,393	8,104,828

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Residential Mortgage-Backed Securities - 8.2% (continued)
2006-HE2, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	3,245,893	$1,267,568
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.84% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46◊	8,488,769	6,904,856
2006-AR10, 5.81% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	7,448,101	6,036,711
2006-AR9, 5.85% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,666,543	2,938,193
2006-7, 4.05% due 09/25/36	5,247,934	1,518,107
2006-8, 4.16% due 10/25/36	336,078	113,241
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[4,8]	17,030,743	17,093,128
IXIS Real Estate Capital Trust
2007-HE1, 5.58% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 05/25/37◊	32,110,123	7,422,146
2006-HE1, 6.07% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	11,295,504	5,784,036
2007-HE1, 5.70% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	6,094,042	1,408,857
2007-HE1, 5.63% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	5,723,418	1,323,141
2007-HE1, 5.53% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	4,761,619	1,100,413
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,4	17,342,331	16,639,076
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 5.62% (1 Month Term SOFR + 0.26%, Rate Floor: 0.26%) due 01/25/37◊	32,922,292	15,144,495
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,4	9,071,584	8,509,053
2020-1, 2.41% (WAC) due 02/25/50◊,4	6,978,141	6,548,778
American Home Mortgage Assets Trust
2007-5, 5.85% (1 Month Term SOFR + 0.49%, Rate Cap/Floor: 99.00%/0.19%) due 06/25/47◊	9,208,109	8,082,658
2006-4, 5.66% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 10/25/46◊	6,788,084	3,553,261
2006-6, 5.66% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 12/25/46◊	2,061,311	1,721,694
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 5.99% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	31,286,759	9,170,900
2006-HE6, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/37◊	7,806,347	3,790,531
RALI Series Trust
2007-QO4, 5.85% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 05/25/47◊	3,942,573	3,435,866
2006-QO2, 5.91% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	16,536,210	3,210,715
2007-QO2, 5.62% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	7,409,529	2,645,920
2006-QO6, 5.83% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	4,715,292	1,093,042

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Residential Mortgage-Backed Securities - 8.2% (continued)
2006-QO2, 6.01% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,362,610	$1,068,162
2007-QO3, 5.79% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 03/25/47◊	777,341	664,058
2006-QO2, 6.15% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	1,105,132	227,683
Ameriquest Mortgage Securities Trust
2006-M3, 5.63% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	26,383,488	7,581,717
2006-M3, 5.57% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	11,082,837	3,184,886
RCKT Mortgage Trust
2023-CES1, 6.52% (WAC) due 06/25/43◊,4	5,786,242	5,852,330
2023-CES2, 6.81% (WAC) due 09/25/43◊,4	4,837,792	4,906,444
ABFC Trust
2007-WMC1, 6.72% (1 Month Term SOFR + 1.36%, Rate Floor: 1.25%) due 06/25/37◊	14,685,477	10,266,790
Master Asset-Backed Securities Trust
2006-WMC4, 5.62% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 10/25/36◊	10,544,512	3,423,153
2006-NC2, 5.95% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	7,509,161	2,837,086
2006-WMC3, 5.79% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	5,621,899	2,036,817
2007-WMC1, 5.63% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 01/25/37◊	5,776,732	1,600,641
HarborView Mortgage Loan Trust
2006-14, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	6,101,600	5,414,632
2006-12, 5.85% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	4,585,964	3,995,946
First NLC Trust
2005-4, 6.25% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	7,600,798	7,338,131
2005-1, 5.93% (1 Month Term SOFR + 0.57%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35◊	2,076,674	1,819,951
Fremont Home Loan Trust
2006-E, 5.59% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 01/25/37◊	11,436,941	5,101,635
2006-D, 5.62% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	10,269,112	3,480,852
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,9	6,258,941	6,259,214
2019-RM3, 2.80% (WAC) due 06/25/69◊,9	2,339,786	2,280,301
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	8,681,634	8,463,091
First Franklin Mortgage Loan Trust
2006-FF16, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 12/25/36◊	19,894,898	7,967,489
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,9	8,369,461	7,705,138
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 5.93% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	18,911,429	5,460,626
2007-A1, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/37◊	7,171,529	2,060,876

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Residential Mortgage-Backed Securities - 8.2% (continued)
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 6.23% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 02/25/36◊	9,413,479	$7,242,389
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 6.07% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	7,511,702	7,152,477
Towd Point Mortgage Trust
2023-CES1, 6.75% (WAC) due 07/25/63◊,4	6,890,117	6,999,346
Long Beach Mortgage Loan Trust
2006-8, 5.79% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	14,472,525	3,932,935
2006-6, 5.97% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	4,510,985	1,755,755
2006-8, 5.65% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	3,862,447	1,044,380
Option One Mortgage Loan Trust
2007-5, 5.69% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 05/25/37◊	6,856,282	4,007,206
2007-2, 5.72% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	4,851,527	2,323,484
Lehman XS Trust Series
2007-2N, 5.65% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 02/25/37◊	4,602,045	4,180,358
2007-15N, 5.97% (1 Month Term SOFR + 0.61%, Rate Floor: 0.00%) due 08/25/37◊	1,225,116	1,124,510
2006-10N, 5.89% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	287,428	258,919
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 5.64% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	4,836,513	3,455,434
2007-HE4, 5.72% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	3,310,119	1,933,030
CWABS Asset-Backed Certificates Trust
2006-12, 5.73% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	5,933,431	5,363,012
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 5.85% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	5,600,114	5,204,205
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 5.82% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	4,426,386	3,498,182
2006-AR13, 5.89% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46◊	1,361,429	1,128,459
2006-AR11, 5.93% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46◊	607,471	514,030
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.62% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	15,062,786	4,942,803
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 5.73% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	9,462,750	3,057,823
2007-OA2, 5.78% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47◊	2,074,171	1,751,830

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Residential Mortgage-Backed Securities - 8.2% (continued)
GSAA Home Equity Trust
2006-5, 5.83% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 03/25/36◊	12,288,340	$4,055,001
2007-7, 6.01% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	137,439	126,491
Impac Secured Assets CMN Owner Trust
2005-2, 5.97% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 03/25/36◊	4,497,349	4,053,101
GSAA Trust
2007-3, 5.81% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/47◊	10,748,209	2,902,933
ASG Resecuritization Trust
2010-3, 5.03% (1 Month Term SOFR + 0.40%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45◊,4	2,316,224	2,121,753
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 6.05% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	1,610,355	1,538,374
Securitized Asset Backed Receivables LLC Trust
2006-WM4, 5.79% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊	5,222,274	1,456,654
Countrywide Asset-Backed Certificates
2005-15, 6.15% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 03/25/36◊	837,561	808,325
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,4	633,012	598,571
Structured Asset Investment Loan Trust
2004-BNC2, 6.67% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 12/25/34◊	344,998	340,432
2006-3, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	277,202	256,291
Nomura Resecuritization Trust
2015-4R, 3.00% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,9	527,817	495,449
Impac Secured Assets Trust
2006-2, 5.81% (1 Month Term SOFR + 0.45%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36◊	500,585	474,570
Alliance Bancorp Trust
2007-OA1, 5.95% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	516,930	434,614
Morgan Stanley Re-REMIC Trust
2010-R5, 0.00% due 06/26/36[9]	108,588	96,066
GreenPoint Mortgage Funding Trust
2006-AR1, 6.05% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.50%/0.58%) due 02/25/36◊	92,100	77,835
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	75,291	74,609
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[9]	128	126
Total Residential Mortgage-Backed Securities		1,837,379,460
Commercial Mortgage-Backed Securities - 1.4%
BX Commercial Mortgage Trust
2021-VOLT, 7.48% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,4	60,050,000	57,411,325
2021-VOLT, 7.13% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,4	52,000,000	49,976,118

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Commercial Mortgage-Backed Securities - 1.4% (continued)
2019-XL, 7.48% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 10/15/36◊,4	6,849,516	$6,797,276
2022-LP2, 7.32% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,4	5,103,438	4,924,151
SMRT
2022-MINI, 7.31% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	32,500,000	30,909,573
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.32% (1 Month Term SOFR + 1.95%, Rate Floor: 1.84%) due 06/15/38◊,4	14,350,000	11,637,876
2016-JP3, 3.43% (WAC) due 08/15/49◊	10,290,000	7,156,619
2021-NYAH, 7.67% (1 Month Term SOFR + 2.30%, Rate Floor: 2.19%) due 06/15/38◊,4	8,000,000	5,943,330
2016-JP3, 1.33% (WAC) due 08/15/49◊,7	51,865,706	1,441,099
Life Mortgage Trust
2021-BMR, 7.83% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,4	19,167,918	18,107,825
2021-BMR, 7.23% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 03/15/38◊,4	5,160,593	4,927,083
Extended Stay America Trust
2021-ESH, 7.73% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,4	11,668,000	11,462,835
2021-ESH, 7.18% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,4	6,020,688	5,922,380
Citigroup Commercial Mortgage Trust
2019-GC43, 0.62% (WAC) due 11/10/52◊,7	217,826,426	5,974,151
2019-GC41, 1.04% (WAC) due 08/10/56◊,7	103,026,988	3,893,771
2016-P4, 1.89% (WAC) due 07/10/49◊,7	27,737,580	968,924
2016-C2, 1.66% (WAC) due 08/10/49◊,7	30,202,089	943,438
2016-P5, 1.38% (WAC) due 10/10/49◊,7	24,836,895	695,448
2015-GC35, 4.35% (WAC) due 11/10/48◊	810,679	675,805
2016-GC37, 1.65% (WAC) due 04/10/49◊,7	19,141,093	513,288
2015-GC35, 0.71% (WAC) due 11/10/48◊,7	27,734,303	271,713
2016-C3, 0.98% (WAC) due 11/15/49◊,7	9,824,112	216,216
2015-GC29, 1.01% (WAC) due 04/10/48◊,7	18,036,204	167,136
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37◊,4	5,350,000	4,822,815
2020-DUNE, 6.99% (1 Month Term SOFR + 1.46%, Rate Floor: 1.35%) due 12/15/36◊,4	3,750,000	3,687,433
2020-DUNE, 7.54% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 12/15/36◊,4	1,000,000	967,145
BENCHMARK Mortgage Trust
2020-IG3, 3.13% (WAC) due 09/15/48◊,4	5,232,000	2,925,246
2019-B14, 0.77% (WAC) due 12/15/62◊,7	107,989,683	2,871,564
2018-B2, 0.45% (WAC) due 02/15/51◊,7	98,658,928	1,287,282
2018-B6, 0.40% (WAC) due 10/10/51◊,7	59,238,727	710,118
2018-B6, 4.60% (WAC) due 10/10/51◊	750,000	647,759
GS Mortgage Securities Trust
2020-GC45, 0.66% (WAC) due 02/13/53◊,7	151,910,546	4,346,829
2019-GC42, 0.80% (WAC) due 09/10/52◊,7	69,148,151	2,278,162
2017-GS6, 1.01% (WAC) due 05/10/50◊,7	40,768,986	1,117,670

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Commercial Mortgage-Backed Securities - 1.4% (continued)
2017-GS6, 3.87% due 05/10/50	521,000	$435,919
2015-GC28, 0.96% (WAC) due 02/10/48◊,7	14,427,108	83,948
Wells Fargo Commercial Mortgage Trust
2017-C38, 0.93% (WAC) due 07/15/50◊,7	63,445,591	1,543,701
2016-BNK1, 1.71% (WAC) due 08/15/49◊,7	34,190,953	1,093,539
2017-RB1, 1.20% (WAC) due 03/15/50◊,7	32,718,834	969,973
2017-C42, 0.86% (WAC) due 12/15/50◊,7	33,738,360	932,029
2016-C35, 1.88% (WAC) due 07/15/48◊,7	21,592,956	757,395
2017-RC1, 1.38% (WAC) due 01/15/60◊,7	16,304,043	572,989
2015-NXS4, 1.01% (WAC) due 12/15/48◊,7	36,787,245	535,357
2016-NXS5, 1.40% (WAC) due 01/15/59◊,7	20,016,577	459,086
2015-P2, 0.92% (WAC) due 12/15/48◊,7	21,858,720	308,348
2015-C30, 0.87% (WAC) due 09/15/58◊,7	28,161,462	305,163
2016-C37, 0.78% (WAC) due 12/15/49◊,7	10,387,872	178,845
2015-NXS1, 1.06% (WAC) due 05/15/48◊,7	7,642,852	57,850
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.83% (WAC) due 10/15/50◊,7	123,780,253	2,914,517
2016-C4, 3.64% (WAC) due 12/15/49◊	2,650,000	2,181,592
2016-C4, 0.70% (WAC) due 12/15/49◊,7	72,620,226	1,172,214
2016-C2, 1.48% (WAC) due 06/15/49◊,7	22,988,721	581,235
2017-C5, 0.87% (WAC) due 03/15/50◊,7	7,316,736	146,381
DBGS Mortgage Trust
2018-C1, 4.65% (WAC) due 10/15/51◊	7,588,000	6,687,707
COMM Mortgage Trust
2018-COR3, 0.43% (WAC) due 05/10/51◊,7	195,244,052	3,058,303
2015-CR26, 0.89% (WAC) due 10/10/48◊,7	74,828,877	813,547
2015-CR24, 0.69% (WAC) due 08/10/48◊,7	38,415,416	308,180
2015-CR27, 0.90% (WAC) due 10/10/48◊,7	24,874,825	298,652
2015-CR23, 0.84% (WAC) due 05/10/48◊,7	34,621,452	287,999
2014-LC15, (WAC) due 04/10/47◊,7	4,116,407	245
BANK
2020-BN25, 0.44% (WAC) due 01/15/63◊,7	140,000,000	3,149,692
2017-BNK6, 0.77% (WAC) due 07/15/60◊,7	38,087,819	773,674
2017-BNK4, 1.34% (WAC) due 05/15/50◊,7	10,607,112	357,170
CSAIL Commercial Mortgage Trust
2019-C15, 1.03% (WAC) due 03/15/52◊,7	93,818,616	3,414,941
2015-C1, 0.81% (WAC) due 04/15/50◊,7	48,685,294	212,550
2016-C6, 1.86% (WAC) due 01/15/49◊,7	4,775,355	148,108
UBS Commercial Mortgage Trust
2017-C2, 1.07% (WAC) due 08/15/50◊,7	38,312,013	1,148,050
2017-C5, 1.07% (WAC) due 11/15/50◊,7	41,689,987	1,069,707
CD Mortgage Trust
2017-CD6, 0.87% (WAC) due 11/13/50◊,7	40,295,908	948,396
2016-CD1, 1.36% (WAC) due 08/10/49◊,7	28,851,023	704,054
2016-CD2, 0.56% (WAC) due 11/10/49◊,7	29,463,642	332,471
BBCMS Mortgage Trust
2018-C2, 0.75% (WAC) due 12/15/51◊,7	56,993,656	1,645,766
CD Commercial Mortgage Trust
2017-CD4, 1.22% (WAC) due 05/10/50◊,7	25,311,368	775,467
2017-CD3, 0.95% (WAC) due 02/10/50◊,7	31,244,499	687,648
CGMS Commercial Mortgage Trust
2017-B1, 0.73% (WAC) due 08/15/50◊,7	58,383,209	1,263,856
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.02% (WAC) due 07/15/50◊,7	47,249,735	1,138,199
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.86% (WAC) due 12/15/47◊,7	61,483,075	604,674
2014-C18, 4.00% due 08/15/31	525,365	365,926
CFCRE Commercial Mortgage Trust
2016-C3, 0.98% (WAC) due 01/10/48◊,7	42,699,644	660,162

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Commercial Mortgage-Backed Securities - 1.4% (continued)
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,7	20,994,226	$518,387
2016-UB10, 1.73% (WAC) due 07/15/49◊,7	1,544,736	43,775
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.14% (WAC) due 02/15/48◊,7	64,027,252	501,852
DBJPM Mortgage Trust
2017-C6, 0.91% (WAC) due 06/10/50◊,7	20,067,892	448,128
Morgan Stanley Capital I Trust
2016-UBS9, 4.59% (WAC) due 03/15/49◊	275,000	247,082
SG Commercial Mortgage Securities Trust
2016-C5, 1.86% (WAC) due 10/10/48◊,7	4,932,942	154,212
Total Commercial Mortgage-Backed Securities		304,598,064
Military Housing - 0.8%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,4	111,019,253	91,474,766
2015-R1, 4.44% (WAC) due 11/25/52◊,4	20,876,772	17,842,730
2015-R1, 0.70% (WAC) due 11/25/55◊,4,7	166,827,456	10,560,195
2015-R1, 4.31% (WAC) due 10/25/52◊,4	13,193,024	10,253,784
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,4	12,534,838	11,735,867
2007-AETC, 5.75% due 02/10/52†††,4	7,105,152	6,392,576
2006-RILY, 5.81% (1 Month Term SOFR + 0.48%, Rate Floor: 0.05%) due 07/10/51◊,†††,4	6,725,307	4,228,200
2007-ROBS, 6.06% due 10/10/52†††,4	4,498,338	4,203,202
2007-AET2, 6.06% due 10/10/52†††,4	2,955,133	2,900,818
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,4	21,349,870	21,269,808
2005-DRUM, 5.47% due 05/10/50†††,4	4,324,629	3,868,770
2005-BLIS, 5.25% due 07/10/50†††,4	2,500,000	2,154,450
Total Military Housing		186,885,166
Total Collateralized Mortgage Obligations
(Cost $5,893,089,769)		5,619,988,592

ASSET-BACKED SECURITIES†† - 22.4%
Collateralized Loan Obligations - 13.8%
LCCM Trust
2021-FL3 A, 6.93% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,4	98,500,000	97,097,488
2021-FL3 AS, 7.28% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,4	37,152,000	35,513,404
2021-FL3 B, 7.68% (1 Month Term SOFR + 2.31%, Rate Floor: 2.31%) due 11/15/38◊,4	21,450,000	20,537,197
2021-FL2 B, 7.38% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,4	400,000	380,072
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.99% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,4	23,000,000	22,714,027
2021-3A B, 7.43% (3 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 07/20/29◊,4	22,500,000	22,489,076
2023-2A A2, 7.65% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,4	19,500,000	19,500,357
2023-1A B, 7.96% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 07/20/31◊,4	15,250,000	15,235,183
2023-2A B, 8.05% (3 Month Term SOFR + 2.70%, Rate Floor: 2.70%) due 01/25/32◊,4	11,750,000	11,743,811

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.4% (continued)
Collateralized Loan Obligations - 13.8% (continued)
2021-2A B, 7.03% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,4	10,500,000	$10,494,727
2021-1A B, 7.48% (3 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 04/20/29◊,4	7,100,000	7,096,565
2023-4A B, 8.15% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/24/31◊,4	7,050,000	7,055,520
2021-2A C, 8.03% (3 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 05/20/29◊,4	7,000,000	6,932,998
LoanCore Issuer Ltd.
2021-CRE6 B, 7.38% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/15/38◊,4	44,000,000	42,115,053
2021-CRE4 C, 7.18% (1 Month Term SOFR + 1.81%, Rate Floor: 1.81%) due 07/15/35◊,4	25,829,465	25,451,303
2021-CRE6 C, 7.78% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,4	22,825,000	21,857,793
2021-CRE5 D, 8.48% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,4	14,350,000	13,408,189
2021-CRE5 A, 6.78% (1 Month Term SOFR + 1.41%, Rate Floor: 1.41%) due 07/15/36◊,4	12,902,061	12,704,615
2021-CRE4 D, 7.98% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 07/15/35◊,4	5,600,000	5,291,710
BXMT Ltd.
2020-FL2 A, 6.38% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,4	51,667,223	49,213,030
2020-FL3 AS, 7.23% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,4	23,550,000	21,991,520
2020-FL2 B, 6.88% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,4	16,000,000	14,262,577
2020-FL3 C, 8.03% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 11/15/37◊,4	16,327,000	13,717,668
2020-FL3 B, 7.63% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 11/15/37◊,4	10,600,000	9,662,796
2020-FL2 AS, 6.63% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,4	6,008,500	5,514,066
2020-FL2 C, 7.13% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,4	5,360,000	4,668,604
Cerberus Loan Funding XXX, LP
2020-3A A, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 01/15/33◊,4	100,000,000	99,598,510
2020-3A B, 8.16% (3 Month Term SOFR + 2.76%, Rate Floor: 2.50%) due 01/15/33◊,4	10,200,000	10,026,152
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.28% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,4	65,000,000	64,377,690
2021-2A C, 8.51% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,4	20,925,000	20,228,936

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.4% (continued)
Collateralized Loan Obligations - 13.8% (continued)
2021-2A B, 7.56% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,4	19,200,000	$18,719,952
Woodmont Trust
2020-7A A1A, 7.56% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,4	83,000,000	82,655,035
2020-7A B, 8.26% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 01/15/32◊,4	13,500,000	13,233,831
2020-7A A2, 7.91% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 01/15/32◊,4	7,000,000	6,933,151
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.50% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,4	105,004,127	101,107,046
HERA Commercial Mortgage Ltd.
2021-FL1 B, 7.07% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,4	49,562,000	47,608,871
2021-FL1 AS, 6.77% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,4	28,000,000	26,935,572
2021-FL1 C, 7.42% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 02/18/38◊,4	19,200,000	18,115,814
2021-FL1 A, 6.52% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,4	7,423,461	7,163,150
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.28% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,4	84,258,254	83,584,255
Cerberus Loan Funding XLIV LLC
2024-5A A, due 01/15/36◊,4	74,950,000	74,950,000
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.91% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,4	54,450,000	54,454,890
2023-3A B, 8.78% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/13/35◊,4	15,700,000	15,697,009
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.95% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,4	64,217,405	63,942,850
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.36% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,4	33,500,000	33,228,992
2021-1A BR, 7.66% (3 Month Term SOFR + 2.26%, Rate Floor: 2.00%) due 04/15/33◊,4	30,400,000	29,808,264
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 7.18% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/20/31◊,4	46,392,361	45,932,604
2021-5A A2R, 7.58% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 04/20/31◊,4	15,975,000	15,449,697
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.38% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,4	59,500,000	58,931,692
2021-1A B12, 7.68% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 07/20/33◊,4	2,500,000	2,443,942
Cerberus Loan Funding XL LLC
2023-1A A, 7.79% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,4	55,500,000	55,501,177
2023-1A B, 8.99% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,4	4,600,000	4,604,784
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 7.05% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/18/31◊,4	34,150,000	33,744,301
2021-9A A2R, 7.45% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 11/18/31◊,4	26,000,000	25,239,172
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.22% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,4	47,750,000	47,271,493
2021-3A B, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,4	9,500,000	9,230,477
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.23% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,4	40,750,000	40,155,164
2021-4A A2R, 7.53% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,4	16,750,000	16,087,343

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.4% (continued)
Collateralized Loan Obligations - 13.8% (continued)
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 7.46% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,4	46,200,000	$45,079,433
2021-9A BR, 7.61% (3 Month Term SOFR + 2.21%, Rate Floor: 1.95%) due 10/15/33◊,4	6,700,000	6,443,058
2021-9A A1TR, 7.21% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,4	3,450,000	3,392,552
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,4	41,509,126	41,416,100
2021-1A C, 8.26% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 04/15/32◊,4	12,000,000	11,701,918
FS Rialto
2021-FL3 C, 7.52% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,4	31,150,000	29,462,246
2021-FL2 C, 7.52% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,4	15,665,000	14,802,302
2021-FL3 B, 7.27% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,4	8,000,000	7,673,402
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,4	41,500,000	41,382,999
2021-5A B, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 09/22/33◊,4	8,000,000	7,785,205
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 7.08% (3 Month Term SOFR + 1.69%, Rate Floor: 1.43%) due 10/20/31◊,4	39,500,000	39,091,143
2021-7A A2R, 7.50% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 10/20/31◊,4	8,250,000	7,972,033
ACRES Commercial Realty Ltd.
2021-FL1 C, 7.48% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 06/15/36◊,4	13,092,000	12,421,996
2021-FL1 D, 8.13% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 06/15/36◊,4	11,750,000	10,842,893
2021-FL2 B, 7.73% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 01/15/37◊,4	10,100,000	9,812,821
2021-FL1 AS, 7.08% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 06/15/36◊,4	6,425,000	6,183,745
2021-FL2 AS, 7.23% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 01/15/37◊,4	3,500,000	3,422,728
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.96% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,4	38,969,488	38,816,236
2018-11A C, 8.16% (3 Month Term SOFR + 2.76%, Rate Floor: 0.00%) due 04/15/31◊,4	2,300,000	2,228,629
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A B, 7.18% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 01/20/33◊,4	35,900,000	35,721,487

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.4% (continued)
Collateralized Loan Obligations - 13.8% (continued)
2021-9A C, 7.48% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 01/20/33◊,4	4,900,000	$4,812,706
KREF Funding V LLC
7.22% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	40,103,661	39,857,425
0.15% due 06/25/26†††,7	313,636,364	150,546
LCM XXIV Ltd.
2021-24A BR, 7.08% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 03/20/30◊,4	24,200,000	23,865,713
2021-24A CR, 7.58% (3 Month Term SOFR + 2.16%, Rate Floor: 0.00%) due 03/20/30◊,4	13,050,000	12,888,373
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.25% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,4	26,750,000	26,660,495
2021-16A A2R2, 7.44% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 07/25/33◊,4	9,750,000	9,604,725
CHCP Ltd.
2021-FL1 AS, 6.77% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/38◊,4	22,250,000	21,718,964
2021-FL1 B, 7.12% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊,4	6,600,000	6,355,238
2021-FL1 A, 6.52% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,4	4,992,764	4,913,833
2021-FL1 C, 7.57% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38◊,4	2,950,000	2,791,157
Madison Park Funding XLVIII Ltd.
2021-48A B, 7.11% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,4	27,500,000	27,333,199
2021-48A C, 7.66% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,4	6,650,000	6,620,995
Golub Capital Partners CLO 49M Ltd.
2021-49A BR, 7.58% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 08/26/33◊,4	21,695,000	20,908,157
2021-49A CR, 8.28% (3 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 08/26/33◊,4	12,600,000	12,037,883
Palmer Square CLO Ltd.
2023-4A C, 8.01% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 10/20/33◊,4	16,250,000	16,247,636
2023-4A B, 7.56% (3 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 10/20/33◊,4	14,200,000	14,250,333
BDS Ltd.
2021-FL9 C, 7.37% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,4	19,500,000	18,671,679
2020-FL5 B, 7.27% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37◊,4	4,400,000	4,280,351
2021-FL9 D, 7.72% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 11/16/38◊,4	4,400,000	4,139,802
2020-FL5 AS, 6.82% (1 Month Term SOFR + 1.46%, Rate Floor: 1.35%) due 02/16/37◊,4	3,200,000	3,150,225

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.4% (continued)
Collateralized Loan Obligations - 13.8% (continued)
BCC Middle Market CLO LLC
2021-1A A1R, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,4	30,450,000	$30,105,772
Owl Rock CLO II Ltd.
2021-2A ALR, 7.23% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,4	30,350,000	29,996,292
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/16/33◊,4	26,700,000	26,538,099
2021-40A C, 7.41% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 04/16/33◊,4	2,500,000	2,467,871
STWD Ltd.
2019-FL1 B, 7.08% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 07/15/38◊,4	11,210,000	10,526,731
2019-FL1 C, 7.43% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 07/15/38◊,4	8,800,000	8,221,594
2021-FL2 A, 6.67% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 04/18/38◊,4	4,991,021	4,847,600
2021-FL2 C, 7.57% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 04/18/38◊,4	2,820,000	2,489,915
2019-FL1 AS, 6.88% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 07/15/38◊,4	2,200,000	2,131,694
MidOcean Credit CLO VII
2020-7A BR, 7.26% (3 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 07/15/29◊,4	27,500,000	27,437,564
Fontainbleau Vegas
11.01% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	26,052,091	26,052,091
OCP CLO Ltd.
2020-4A A2RR, 7.11% (3 Month Term SOFR + 1.71%, Rate Floor: 1.45%) due 04/24/29◊,4	25,500,000	25,433,351
Madison Park Funding LIII Ltd.
2022-53A B, 7.16% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	24,000,000	23,712,845
BSPDF Issuer Ltd.
2021-FL1 C, 7.73% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,4	15,300,000	13,946,935
2021-FL1 B, 7.28% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 10/15/36◊,4	6,500,000	5,870,439
2021-FL1 D, 8.23% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,4	3,500,000	3,188,355
Venture XIV CLO Ltd.
2020-14A CRR, 7.90% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 08/28/29◊,4	22,725,000	22,717,946
Magnetite XXIX Ltd.
2021-29A B, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/34◊,4	15,100,000	15,005,343
2021-29A C, 7.31% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 01/15/34◊,4	7,700,000	7,584,239
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.29% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,4	22,331,826	22,334,247
Golub Capital Partners CLO 54M L.P
2021-54A B, 7.50% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 08/05/33◊,4	21,000,000	20,178,606
Recette CLO Ltd.
2021-1A BRR, 7.08% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 04/20/34◊,4	9,800,000	9,673,958
2021-1A CRR, 7.43% (3 Month Term SOFR + 2.01%, Rate Floor: 0.00%) due 04/20/34◊,4	9,200,000	8,973,606
Anchorage Capital CLO 6 Ltd.
2021-6A CRR, 7.86% (3 Month Term SOFR + 2.46%, Rate Floor: 2.20%) due 07/15/30◊,4	18,585,000	18,627,013
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/20/32◊,4	14,100,000	14,008,887
2021-32A CR, 7.36% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 01/20/32◊,4	4,200,000	4,139,318
KREF Ltd.
2021-FL2 AS, 6.78% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,4	19,300,000	17,762,873
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.95% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,4	17,119,667	17,045,871
Owl Rock CLO VI Ltd.
2021-6A B1, 7.38% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 06/21/32◊,4	17,450,000	16,981,497

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.4% (continued)
Collateralized Loan Obligations - 13.8% (continued)
BSPRT Issuer Ltd.
2021-FL7 C, 7.78% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,4	7,250,000	$6,935,832
2021-FL6 C, 7.53% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,4	5,550,000	5,164,209
2021-FL7 B, 7.53% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 12/15/38◊,4	4,875,000	4,735,233
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 8.14% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,4	16,570,000	16,443,639
Owl Rock CLO I LLC
2024-1A ANR, due 02/20/36◊,4	15,500,000	15,500,000
KREF
2021-FL2 C, 7.48% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,4	16,600,000	15,344,539
Dryden 36 Senior Loan Fund
2020-36A CR3, 7.71% (3 Month Term SOFR + 2.31%, Rate Floor: 2.05%) due 04/15/29◊,4	15,200,000	15,159,829
Owl Rock CLO XIII LLC
2023-13A B, 8.77% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,4	14,750,000	14,713,781
Octagon Investment Partners 49 Ltd.
2021-5A B, 7.21% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 01/15/33◊,4	12,800,000	12,712,192
Greystone Commercial Real Estate Notes
2021-FL3 C, 7.48% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 07/15/39◊,4	12,000,000	11,276,142
Golub Capital Partners CLO 54M, LP
2021-54A A, 7.18% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,4	10,750,000	10,652,889
Neuberger Berman CLO XVI-S Ltd.
2021-16SA BR, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/15/34◊,4	10,200,000	10,112,610
Lake Shore MM CLO III LLC
2021-2A A1R, 7.14% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,4	10,000,000	9,975,003
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 7.19% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,4	9,000,000	8,910,261
Boyce Park CLO Ltd.
2022-1A B1, 7.16% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	8,800,000	8,714,903
Golub Capital Partners CLO 25M Ltd.
2018-25A AR, 7.03% (3 Month Term SOFR + 1.64%, Rate Floor: 1.38%) due 05/05/30◊,4	8,378,907	8,364,534
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,10]	10,000,000	7,165,809
ACRE Commercial Mortgage Ltd.
2021-FL4 B, 6.87% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 12/18/37◊,4	3,100,000	3,044,942

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.4% (continued)
Collateralized Loan Obligations - 13.8% (continued)
2021-FL4 C, 7.22% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 12/18/37◊,4	3,100,000	$2,923,263
HGI CRE CLO Ltd.
2021-FL2 B, 6.97% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,4	5,000,000	4,791,519
2021-FL2 C, 7.27% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 09/17/36◊,4	1,000,000	948,747
VOYA CLO
2021-2A BR, 7.81% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,4	4,950,000	4,951,556
FS RIALTO
2021-FL2 A, 6.69% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,4	4,639,060	4,514,232
Northwoods Capital XII-B Ltd.
2018-12BA B, 7.50% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 06/15/31◊,4	4,000,000	3,949,621
BRSP Ltd.
2021-FL1 D, 8.17% (1 Month Term SOFR + 2.81%, Rate Floor: 2.70%) due 08/19/38◊,4	4,200,000	3,750,759
Owl Rock CLO I Ltd.
2019-1A A, 7.43% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 05/20/31◊,4	3,660,335	3,652,262
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 8.02% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,4	3,800,000	3,629,092
Dryden XXVI Senior Loan Fund
2018-26A CR, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 0.00%) due 04/15/29◊,4	3,500,000	3,480,432
Wellfleet CLO Ltd.
2018-2A A2R, 7.26% (3 Month Term SOFR + 1.84%, Rate Floor: 1.58%) due 10/20/28◊,4	2,500,000	2,493,683
Allegro CLO VII Ltd.
2018-1A C, 7.56% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 06/13/31◊,4	2,500,000	2,467,080
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,10]	8,920,000	2,419,104
Cerberus Loan Funding XXXVI, LP
2021-6A A, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/22/33◊,4	2,235,774	2,234,731
Atlas Senior Loan Fund III Ltd.
2017-1A BR, 6.93% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 11/17/27◊,4	2,170,808	2,169,956
Voya CLO Ltd.
2013-1A INC, due 10/15/30[4,10]	10,575,071	410,419
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,10]	461,538	179,093
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,10]	3,700,000	100,958
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,10]	1,266,687	34,986
Atlas Senior Loan Fund IX Ltd.
2018-9A SUB, due 04/20/28[4,10]	1,200,000	29,894
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,10]	6,859,005	26,956

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 22.4% (continued)
Collateralized Loan Obligations - 13.8% (continued)
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,10]		1,500,000	$150
Total Collateralized Loan Obligations			3,072,608,918
Financial - 2.6%
Project Onyx I
7.67% due 01/26/27†††		55,050,000	55,033,485
7.31% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††		26,000,000	25,992,200
KKR Core Holding Company LLC
4.00% due 08/12/31†††		81,770,389	73,520,575
Strategic Partners Fund VIII LP
7.95% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		67,480,127	67,118,434
HV Eight LLC
7.10% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	59,467,568	65,698,003
Madison Avenue Secured Funding Trust
2023-1, 7.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,4		26,600,000	26,600,000
2023-2, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,4		25,350,000	25,350,000
LVNV Funding LLC
7.80% due 11/05/28†††		39,400,000	41,138,328
HarbourVest Structured Solutions IV Holdings, LP
7.61% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		18,686,089	18,681,231
6.05% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	11,100,000	12,260,622
Thunderbird A
5.50% due 03/01/37†††		32,361,026	30,486,352
Lightning A
5.50% due 03/01/37†††		31,878,307	30,031,597
Ceamer Finance LLC
3.69% due 03/24/31†††		19,291,311	18,070,364
6.92% due 11/15/37†††		7,249,765	7,066,926
Project Onyx II
7.67% due 01/26/27†††		18,350,000	18,342,843
7.31% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††		5,000,000	4,998,050
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		15,420,004	14,717,468
Station Place Securitization Trust
2023-SP1, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,4		12,650,000	12,650,000
Nassau LLC
2019-1, 3.98% due 08/15/34[4]		11,021,776	10,559,987
Aesf Vi Verdi, LP
7.70% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 11/25/24◊,†††		5,765,456	5,765,456
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[4]		4,815,827	4,674,492
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[4]		1,598,213	1,574,401
Total Financial			570,330,814
Transport-Aircraft - 1.6%
AASET Trust
2021-1A, 2.95% due 11/16/41[4]		57,405,341	51,435,185
2021-2A, 2.80% due 01/15/47[4]		33,589,477	28,851,009
2020-1A, 3.35% due 01/16/40[4]		14,013,727	12,372,984
2019-1, 3.84% due 05/15/39[4]		4,196,192	3,172,575
2019-2, 3.38% due 10/16/39[4]		1,494,085	1,326,014
2017-1A, 3.97% due 05/16/42[4]		751,085	686,947
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[4]		46,765,627	40,729,120
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]		41,601,474	38,184,745
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[4]		33,625,588	28,997,698
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]		28,584,490	26,198,542

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.4% (continued)
Transport-Aircraft - 1.6% (continued)
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	24,785,544	$21,144,796
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	21,140,849	18,511,598
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	18,718,896	15,725,911
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	16,802,985	14,030,828
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	12,531,660	11,157,062
Raspro Trust
2005-1A, 6.18% (3 Month Term SOFR + 1.19%, Rate Floor: 0.93%) due 03/23/24◊,4	10,637,384	10,590,367
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	11,802,265	10,580,377
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	10,599,668	9,663,253
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	7,977,540	7,282,436
2017-1, 4.58% due 02/15/42[4]	2,406,847	2,249,886
Slam Ltd.
2021-1A, 2.43% due 06/15/46[4]	1,687,400	1,458,487
2021-1A, 3.42% due 06/15/46[4]	1,265,550	1,063,113
Total Transport-Aircraft		355,412,933
Whole Business - 1.4%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	94,653,428	86,355,540
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]	38,252,175	32,858,618
2022-1A, 3.13% due 01/25/52[4]	23,088,750	20,042,951
2019-1A, 3.88% due 10/25/49[4]	4,325,760	4,063,260
Taco Bell Funding LLC
2021-1A, 2.29% due 08/25/51[4]	23,157,525	19,871,588
2016-1A, 4.97% due 05/25/46[4]	17,392,559	17,123,374
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[4]	19,370,140	15,417,837
2020-1A, 3.85% due 01/20/50[4]	7,988,533	7,521,452
2020-1A, 4.34% due 01/20/50[4]	7,042,167	6,476,737
2021-1A, 2.19% due 08/20/51[4]	3,889,473	3,316,227
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[4]	27,926,793	22,789,660
2020-1, 2.84% due 01/30/51[4]	9,290,007	8,107,501
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[4]	25,117,500	22,587,640
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[4]	22,918,500	21,957,115
Domino's Pizza Master Issuer LLC
2021-1A, 3.15% due 04/25/51[4]	9,097,725	7,799,088
2017-1A, 4.12% due 07/25/47[4]	7,822,750	7,461,104
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[4]	12,176,781	11,617,124
2019-1A, 4.08% due 06/15/49[4]	1,507,481	1,398,372
DB Master Finance LLC
2021-1A, 2.79% due 11/20/51[4]	6,615,000	5,458,103
Total Whole Business		322,223,291
Net Lease - 0.9%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	27,423,947	25,881,523
2016-1A, 4.32% due 10/20/46[4]	10,851,920	10,145,885
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[4]	20,275,457	19,800,367
2020-1, 2.28% due 07/15/60[4]	10,075,718	9,220,274
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]	21,963,290	19,996,001
2021-1A, 2.76% due 08/15/51[4]	6,568,375	4,832,675
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[4]	20,014,439	16,938,738
2020-1A, 3.25% due 02/15/50[4]	3,393,686	2,955,071

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.4% (continued)
Net Lease - 0.9% (continued)
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[4]	15,286,042	$14,709,420
2023-1A, 5.55% due 02/20/53[4]	3,492,708	3,280,670
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[4]	10,050,000	8,099,854
2021-1, 3.04% due 07/20/51[4]	5,050,000	3,701,453
2021-1, 2.51% due 07/20/51[4]	3,000,000	2,446,696
2021-1, 3.44% due 07/20/51[4]	3,215,000	2,355,435
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[4]	14,993,750	13,557,970
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[4]	12,640,000	9,731,814
2021-1A, 3.70% due 06/20/51[4]	3,538,212	2,682,220
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	9,943,153	9,479,199
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[4]	10,000,000	8,107,260
CARS-DB7, LP
2023-1A, 5.75% due 09/15/53[4]	4,504,500	4,525,746
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[4]	4,312,872	3,519,133
Total Net Lease		195,967,404
Single Family Residence - 0.7%
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[4]	21,640,000	20,264,501
2020-SFR2, 4.00% due 10/19/37[4]	20,340,000	18,990,278
2020-SFR2, 3.37% due 10/19/37[4]	13,010,000	12,059,112
2021-SFR1, 2.19% due 08/17/38[4]	13,174,000	11,864,657
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[4]	46,428,040	41,834,074
2021-3, 2.80% due 01/17/41[4]	15,305,139	13,213,921
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/28[4]	31,239,000	29,961,315
2021-SFR1, 2.59% due 07/17/38[4]	7,000,000	6,375,435
Total Single Family Residence		154,563,293
Infrastructure - 0.6%
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[4]	31,200,000	29,247,994
2021-1, 2.31% due 11/20/51[4]	5,350,000	4,825,669
2021-1, 2.66% due 11/20/51[4]	4,025,000	3,522,650
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[4]	40,900,000	36,855,869
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due 10/25/48[4]	18,650,000	18,580,193
2020-1A, 1.89% due 08/25/45[4]	11,624,000	10,760,609
2023-1A, 5.90% due 03/25/48[4]	5,050,000	4,969,058
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[4]	28,913,000	25,912,727
Blue Stream Issuer LLC
2023-1A, 5.40% due 05/20/53[4]	6,625,000	6,415,811
Total Infrastructure		141,090,580
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[4]	108,854,127	94,866,350
Anchorage Credit Funding Ltd.
2021-13A C2, 3.65% due 07/27/39[4]	1,950,000	1,612,920
Total Collateralized Debt Obligations		96,479,270
Transport-Container - 0.2%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]	43,730,344	40,806,857
2021-2A, 2.23% due 04/20/46[4]	2,556,667	2,281,186
MC Ltd.
2021-1, 2.63% due 11/05/35[4]	9,680,000	8,689,873

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.4% (continued)
Transport-Container - 0.2% (continued)
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[4]	2,859,396	$2,521,771
Total Transport-Container		54,299,687
Automotive - 0.1%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[4]	12,750,000	13,171,071
2023-8A, 6.02% due 02/20/30[4]	11,000,000	11,325,510
Total Automotive		24,496,581
Insurance - 0.1%
CHEST
7.13% due 03/15/43†††	18,145,000	18,389,051
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[4]	2,127,020	2,009,206
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[4]	1,572,381	1,487,499
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[4]	599,355	594,113
VICOF 2
4.00% due 02/22/30†††	602,757	577,182
SPSS
5.14% due 11/15/52†††,9	142,779	126,651
Total Insurance		23,183,702
Total Asset-Backed Securities
(Cost $5,210,588,845)		5,010,656,473

CORPORATE BONDS†† - 21.8%
Financial - 11.0%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[4]	104,800,000	82,361,272
3.25% due 11/15/30	64,350,000	52,218,738
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	93,191,000	89,547,071
Wilton RE Ltd.
6.00% [3,4,11]	92,239,000	81,598,590
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	54,748,000	49,307,883
5.30% due 01/15/29	20,867,000	20,746,341
3.25% due 01/15/32	4,150,000	3,503,647
4.00% due 01/15/30	475,000	433,428
Jefferies Financial Group, Inc.
2.75% due 10/15/32	40,642,000	33,288,149
2.63% due 10/15/31	27,400,000	22,695,841
5.88% due 07/21/28	3,700,000	3,793,992
6.25% due 01/15/36	1,000,000	1,051,074
FS KKR Capital Corp.
2.63% due 01/15/27	33,971,000	30,491,920
3.25% due 07/15/27	30,100,000	27,379,824
Global Atlantic Finance Co.
4.70% due 10/15/51[3,4]	42,662,000	36,565,357
3.13% due 06/15/31[4]	25,602,000	20,974,266
Safehold GL Holdings LLC
2.85% due 01/15/32	40,038,000	32,445,676
2.80% due 06/15/31	30,247,000	24,852,955
Host Hotels & Resorts, LP
3.50% due 09/15/30	44,753,000	39,925,049
2.90% due 12/15/31	20,200,000	16,947,499
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	74,981,000	49,175,884
4.13% due 12/15/51[3,4]	3,600,000	3,016,441
3.95% due 05/15/60[4]	4,064,000	2,920,999
Maple Grove Funding Trust I
4.16% due 08/15/51[4]	77,700,000	54,418,340
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	59,035,000	51,300,344
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	41,708,000	36,651,589
5.63% due 08/16/32	13,100,000	13,087,289
Ares Finance Company II LLC
3.25% due 06/15/30[4]	53,785,000	47,497,503
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	57,736,000	46,278,452
First American Financial Corp.
4.00% due 05/15/30	40,891,000	36,776,052
2.40% due 08/15/31	11,875,000	9,388,519
Nippon Life Insurance Co.
2.75% due 01/21/51[3,4]	45,350,000	37,562,707
2.90% due 09/16/51[3,4]	10,380,000	8,545,984
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	28,550,000	29,469,024
7.11% due 08/22/43†††	15,200,000	15,544,432
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	46,892,000	41,241,329
2.88% due 10/15/26[4]	2,196,000	2,025,810
Macquarie Group Ltd.
2.69% due 06/23/32[3,4]	31,550,000	25,889,164
2.87% due 01/14/33[3,4]	17,431,000	14,329,072
1.63% due 09/23/27[3,4]	720,000	647,799
1.34% due 01/12/27[3,4]	570,000	523,680
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]	32,712,000	30,968,777
5.50% due 11/15/25[4]	10,131,000	10,066,958
Fidelity National Financial, Inc.
3.40% due 06/15/30	43,590,000	38,846,445
2.45% due 03/15/31	2,540,000	2,104,130

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 21.8% (continued)
Financial - 11.0% (continued)
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	54,705,000	$39,349,554
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	24,900,480
3.72% due 04/15/42†††	20,300,000	14,436,751
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	39,650,000	35,489,890
CBS Studio Center
8.34% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	34,100,000	34,100,000
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,4]	39,900,000	34,057,427
Reinsurance Group of America, Inc.
3.15% due 06/15/30	35,097,000	31,500,105
Assurant, Inc.
2.65% due 01/15/32	36,922,000	29,814,063
6.75% due 02/15/34	1,450,000	1,569,109
Belrose Funding Trust
2.33% due 08/15/30[4]	38,420,000	30,684,579
National Australia Bank Ltd.
2.33% due 08/21/30[4]	22,400,000	18,248,126
3.35% due 01/12/37[3,4]	14,550,000	12,074,432
Stewart Information Services Corp.
3.60% due 11/15/31	37,221,000	28,992,350
Morgan Stanley
2.70% due 01/22/31[3]	31,480,000	27,519,077
2.51% due 10/20/32[3]	1,200,000	993,646
UBS Group AG
2.10% due 02/11/32[3,4]	33,400,000	26,640,462
5.71% due 01/12/27[3,4]	1,000,000	1,005,478
Standard Chartered plc
4.64% due 04/01/31[3,4]	28,908,000	27,234,899
Iron Mountain, Inc.
4.50% due 02/15/31[4]	18,937,000	17,147,785
5.63% due 07/15/32[4]	8,431,000	7,981,378
4.88% due 09/15/27[4]	1,938,000	1,891,121
5.25% due 07/15/30[4]	74,000	70,441
Bank of America Corp.
2.59% due 04/29/31[3]	28,440,000	24,509,303
1.73% due 07/22/27[3]	1,650,000	1,511,649
Americo Life, Inc.
3.45% due 04/15/31[4]	32,364,000	25,338,694
Westpac Banking Corp.
3.02% due 11/18/36[3]	15,650,000	12,721,763
2.96% due 11/16/40	12,214,000	8,456,668
2.67% due 11/15/35[3]	4,467,000	3,633,427
Capital One Financial Corp.
6.38% due 06/08/34[3]	22,450,000	23,105,486
5.47% due 02/01/29[3]	1,000,000	997,045
Brookfield Finance, Inc.
4.70% due 09/20/47	9,790,000	8,509,870
3.50% due 03/30/51	9,526,000	6,965,769
3.63% due 02/15/52	9,380,000	6,665,270
6.35% due 01/05/34	1,640,000	1,744,609
Trustage Financial Group, Inc.
4.63% due 04/15/32[4]	26,450,000	23,035,986
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	22,915,923
Hunt Companies, Inc.
5.25% due 04/15/29[4]	25,121,000	22,408,251
LPL Holdings, Inc.
4.00% due 03/15/29[4]	17,588,000	16,276,227
4.38% due 05/15/31[4]	6,241,000	5,651,417
Manulife Financial Corp.
2.48% due 05/19/27	17,800,000	16,488,854
4.06% due 02/24/32[3]	4,815,000	4,532,479
Societe Generale S.A.
2.89% due 06/09/32[3,4]	21,150,000	17,451,114
1.79% due 06/09/27[3,4]	1,630,000	1,483,614
NFP Corp.
7.50% due 10/01/30[4]	11,950,000	12,718,347
6.88% due 08/15/28[4]	5,617,000	5,710,246
Brookfield Capital Finance LLC
6.09% due 06/14/33	16,800,000	17,522,031
Horace Mann Educators Corp.
7.25% due 09/15/28	11,950,000	12,706,438
4.50% due 12/01/25	4,560,000	4,469,111
JPMorgan Chase & Co.
2.96% due 05/13/31[3]	17,276,000	15,181,693
0.82% due 06/01/25[3]	900,000	880,729
2.07% due 06/01/29[3]	900,000	797,986
Corebridge Financial, Inc.
6.88% due 12/15/52[3]	16,030,000	15,975,597
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,4]	18,000,000	15,834,741
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	22,210,000	15,796,259
QBE Insurance Group Ltd.
5.88% [3,4,11]	15,700,000	15,296,373
Central Storage Safety Project Trust
4.82% due 02/01/38[9]	17,180,640	15,022,636
Prudential Financial, Inc.
3.70% due 10/01/50[3]	17,139,000	14,858,497
AmFam Holdings, Inc.
2.81% due 03/11/31[4]	19,050,000	14,591,900
GA Global Funding Trust
2.90% due 01/06/32[4]	17,480,000	14,301,771
Kennedy-Wilson, Inc.
4.75% due 03/01/29	15,662,000	13,076,517
4.75% due 02/01/30	81,000	65,653
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	14,043,000	11,954,018

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 21.8% (continued)
Financial - 11.0% (continued)
NatWest Group plc
6.02% due 03/02/34[3]	10,130,000	$10,636,174
4.45% due 05/08/30[3]	1,100,000	1,054,002
CNO Financial Group, Inc.
5.25% due 05/30/29	11,125,000	10,982,846
BPCE S.A.
7.00% due 10/19/34[3,4]	10,000,000	10,868,061
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	11,900,000	9,807,756
5.71% due 01/13/30	1,000,000	1,038,227
HSBC Holdings plc
6.16% due 03/09/29[3]	10,340,000	10,676,956
KKR Group Finance Company X LLC
3.25% due 12/15/51[4]	15,150,000	10,453,328
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	13,861,000	9,890,988
6.13% due 09/15/28	300,000	314,874
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[4]	14,970,000	10,048,089
Western & Southern Life Insurance Co.
3.75% due 04/28/61[4]	13,360,000	9,316,028
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]	9,000,000	9,132,428
CBRE Services, Inc.
5.95% due 08/15/34	8,500,000	8,929,780
Aretec Group, Inc.
10.00% due 08/15/30[4]	8,000,000	8,501,200
Five Corners Funding Trust III
5.79% due 02/15/33[4]	7,550,000	8,017,462
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	8,050,000	7,950,393
American Equity Investment Life Holding Co.
5.00% due 06/15/27	8,142,000	7,818,889
Kemper Corp.
2.40% due 09/30/30	10,006,000	7,750,073
Lincoln National Corp.
4.38% due 06/15/50[12]	8,489,000	6,684,796
CNO Global Funding
1.75% due 10/07/26[4]	7,400,000	6,684,197
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[4]	5,888,108	5,210,193
5.24% due 08/01/50[4]	1,074,272	981,002
Cooperatieve Rabobank UA
4.66% due 08/22/28[3,4]	6,200,000	6,105,556
Belvoir Land LLC
5.60% due 12/15/35[4]	5,600,000	5,473,110
Deloitte LLP
7.33% due 11/20/26†††	4,800,000	5,010,912
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	6,852,000	4,770,979
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	4,710,000	4,686,450
HS Wildcat LLC
3.83% due 12/31/50†††	4,976,283	3,730,520
Commonwealth Bank of Australia
3.61% due 09/12/34[3,4]	3,550,000	3,167,025
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[4]	2,780,000	2,718,723
Enstar Group Ltd.
3.10% due 09/01/31	1,670,000	1,361,857
4.95% due 06/01/29	1,250,000	1,218,320
KKR Group Finance Company III LLC
5.13% due 06/01/44[4]	2,710,000	2,477,650
Goldman Sachs Group, Inc.
3.65% [3,11]	2,450,000	2,172,585
Mitsubishi UFJ Financial Group, Inc.
4.08% due 04/19/28[3]	1,580,000	1,536,315
5.72% due 02/20/26[3]	500,000	502,139
American National Group LLC
6.14% due 06/13/32[4]	2,000,000	1,918,884
Jackson Financial, Inc.
4.00% due 11/23/51	2,610,000	1,853,989
Lloyds Banking Group plc
3.51% due 03/18/26[3]	1,580,000	1,543,020
5.87% due 03/06/29[3]	300,000	307,264
Apollo Global Management, Inc.
6.38% due 11/15/33	1,640,000	1,766,467
Deutsche Bank AG NY
3.55% due 09/18/31[3]	1,990,000	1,746,143
Ares Finance Company IV LLC
3.65% due 02/01/52[4]	2,450,000	1,745,547
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,265,000	1,633,785
Danske Bank A/S
0.98% due 09/10/25[3,4]	1,660,000	1,605,350
ING Groep N.V.
1.73% due 04/01/27[3]	1,360,000	1,258,125
2.73% due 04/01/32[3]	400,000	342,494
Brighthouse Financial Global Funding
1.00% due 04/12/24[4]	1,620,000	1,596,722
Athene Global Funding
2.67% due 06/07/31[4]	1,550,000	1,271,457
2.65% due 10/04/31[4]	400,000	324,979
Jackson National Life Global Funding
1.75% due 01/12/25[4]	1,650,000	1,581,777

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 21.8% (continued)
Financial - 11.0% (continued)
BNP Paribas S.A.
1.32% due 01/13/27[3,4]	1,640,000	$1,512,273
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	1,617,000	1,481,136
Blackstone Holdings Finance Company LLC
3.20% due 01/30/52[4]	2,150,000	1,479,665
Selective Insurance Group, Inc.
5.38% due 03/01/49	1,510,000	1,445,413
Mizuho Financial Group, Inc.
5.41% due 09/13/28[3]	1,400,000	1,418,978
Fort Moore Family Communities LLC
6.09% due 01/15/51[4]	1,565,145	1,394,796
F&G Global Funding
2.30% due 04/11/27[4]	790,000	710,114
2.00% due 09/20/28[4]	800,000	678,308
Fort Knox Military Housing Privatization Project
5.82% (1 Month Term SOFR + 0.45%) due 02/15/52◊,4	1,641,801	1,276,384
Midwest Family Housing LLC
5.58% due 01/01/51[4]	1,279,453	1,139,139
Banco Santander S.A.
6.94% due 11/07/33	1,000,000	1,110,189
Credit Agricole S.A.
6.32% due 10/03/29[3,4]	1,000,000	1,047,360
KKR Group Finance Company II LLC
5.50% due 02/01/43[4]	1,000,000	956,279
Atlas Mara Ltd.
due 12/31/21†††,9,13	1,525,712	707,931
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[4]	737,388	662,250
Wells Fargo & Co.
2.41% due 10/30/25[3]	600,000	583,659
Pacific Beacon LLC
5.51% due 07/15/36[4]	500,000	484,910
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,4]	300,000	286,500
Markel Group, Inc.
4.30% due 11/01/47	350,000	285,476
Pine Street Trust I
4.57% due 02/15/29[4]	250,000	237,726
Peachtree Corners Funding Trust
3.98% due 02/15/25[4]	215,000	211,423
Brown & Brown, Inc.
2.38% due 03/15/31	57,000	46,726
Total Financial		2,452,602,930
Consumer, Non-cyclical - 2.5%
CoStar Group, Inc.
2.80% due 07/15/30[4]	90,310,000	76,757,990
Altria Group, Inc.
3.40% due 05/06/30	33,130,000	30,220,428
4.45% due 05/06/50	25,185,000	19,971,473
3.70% due 02/04/51	25,038,000	17,615,571
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32	29,206,000	23,778,392
5.50% due 01/15/30	12,550,000	12,333,843
4.38% due 02/02/52	12,630,000	9,402,328
5.13% due 02/01/28	2,250,000	2,237,515
Global Payments, Inc.
2.90% due 11/15/31	30,265,000	25,888,350
2.90% due 05/15/30	19,810,000	17,424,496
5.30% due 08/15/29	4,300,000	4,328,099
Smithfield Foods, Inc.
2.63% due 09/13/31[4]	39,050,000	30,203,095
3.00% due 10/15/30[4]	15,473,000	12,702,131
5.20% due 04/01/29[4]	850,000	813,492
BAT Capital Corp.
3.98% due 09/25/50	41,652,000	29,313,851
Royalty Pharma plc
3.55% due 09/02/50	39,920,000	28,343,379
Triton Container International Ltd.
3.15% due 06/15/31[4]	34,821,000	27,700,893
California Institute of Technology
3.65% due 09/01/19	32,078,000	22,844,529
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	32,350,000	20,086,052
Element Fleet Management Corp.
6.32% due 12/04/28[4]	18,830,000	19,447,000
Universal Health Services, Inc.
2.65% due 10/15/30	18,757,000	15,904,592
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[4]	9,500,000	8,264,414
3.13% due 02/15/29[4]	6,654,000	5,823,048
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[4]	15,323,000	13,153,243
Transurban Finance Company Pty Ltd.
due 03/16/31[4]	14,400,000	11,985,577
WW International, Inc.
4.50% due 04/15/29[4]	11,651,000	7,640,133
OhioHealth Corp.
3.04% due 11/15/50	9,100,000	6,647,716
HCA, Inc.
3.50% due 07/15/51	6,175,000	4,348,256
3.50% due 09/01/30	1,600,000	1,450,442
TriNet Group, Inc.
7.00% due 08/15/31[4]	5,350,000	5,478,892
Children's Hospital Corp.
2.59% due 02/01/50	7,100,000	4,604,522
Tenet Healthcare Corp.
4.88% due 01/01/26	2,450,000	2,422,394
4.63% due 06/15/28	2,096,000	2,000,241
APi Group DE, Inc.
4.13% due 07/15/29[4]	4,150,000	3,776,318
Central Garden & Pet Co.
4.13% due 04/30/31[4]	3,854,000	3,406,053
Darling Ingredients, Inc.
6.00% due 06/15/30[4]	3,394,000	3,396,511
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]	3,900,000	3,372,953
Wisconsin Alumni Research Foundation
3.56% due 10/01/49	3,775,000	2,991,643
GTCR W-2 Merger Sub LLC
7.50% due 01/15/31[4]	2,600,000	2,747,478
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51	4,250,000	2,574,218
CPI CG, Inc.
8.63% due 03/15/26[4]	2,145,000	2,069,925
Cardinal Health, Inc.
4.50% due 11/15/44	2,100,000	1,831,309
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51	2,700,000	1,735,090
Quanta Services, Inc.
0.95% due 10/01/24	1,660,000	1,599,637
Molina Healthcare, Inc.
4.38% due 06/15/28[4]	1,290,000	1,220,055
IQVIA, Inc.
5.70% due 05/15/28[4]	1,000,000	1,018,560
Nestle Holdings, Inc.
0.38% due 01/15/24[4]	1,000,000	998,304
UnitedHealth Group, Inc.
3.50% due 02/15/24	1,000,000	997,412
Wyeth LLC
6.45% due 02/01/24	978,000	978,348
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	1,050,000	840,610

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~		Value
CORPORATE BONDS†† - 21.8% (continued)
Consumer, Non-cyclical - 2.5% (continued)
DaVita, Inc.
3.75% due 02/15/31[4]		149,000	$122,381
4.63% due 06/01/30[4]		76,000	66,302
Total Consumer, Non-cyclical			556,879,484
Industrial - 1.9%
Level 3 Financing, Inc.
3.88% due 11/15/29		20,300,000	19,488,000
3.63% due 01/15/29		34,939,000	17,818,890
4.25% due 07/01/28		26,815,000	15,552,700
3.75% due 07/15/29		13,950,000	6,975,000
11.00% due 11/15/29†††		24,139,006	24
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††		63,623,395	49,948,819
Vontier Corp.
2.95% due 04/01/31		36,612,000	30,807,065
2.40% due 04/01/28		19,150,000	16,774,634
TD SYNNEX Corp.
2.65% due 08/09/31		34,240,000	27,659,036
2.38% due 08/09/28		21,781,000	18,792,398
Flowserve Corp.
3.50% due 10/01/30		22,421,000	19,805,622
2.80% due 01/15/32		19,800,000	16,355,149
Dyal Capital Partners IV
3.65% due 02/22/41†††		41,800,000	33,636,878
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††		22,700,000	22,772,867
Stadco LA, LLC
3.75% due 05/15/56†††		31,000,000	21,477,420
Owens Corning
3.88% due 06/01/30		16,909,000	15,860,790
7.00% due 12/01/36		900,000	1,032,300
Weir Group plc
2.20% due 05/13/26[4]		13,015,000	12,099,753
TFI International, Inc.
3.35% due 01/05/33†††		14,000,000	11,650,240
Textron, Inc.
6.10% due 11/15/33		10,000,000	10,665,559
Artera Services LLC
9.03% due 12/04/25[4]		8,490,000	8,031,625
Masonite International Corp.
3.50% due 02/15/30[4]		8,760,000	7,593,343
Norfolk Southern Corp.
4.10% due 05/15/21		9,100,000	6,852,018
Hillenbrand, Inc.
3.75% due 03/01/31		7,650,000	6,623,152
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP	5,000,000	5,857,014
Fortune Brands Innovations, Inc.
5.88% due 06/01/33		4,200,000	4,387,950
4.50% due 03/25/52		1,500,000	1,258,550
TransDigm, Inc.
6.88% due 12/15/30[4]		5,375,000	5,536,250
Mueller Water Products, Inc.
4.00% due 06/15/29[4]		5,216,000	4,751,770
Trinity Industries, Inc.
7.75% due 07/15/28[4]		3,250,000	3,357,513
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[4]		3,100,000	2,390,875
Sealed Air Corp.
5.50% due 09/15/25[4]		2,250,000	2,250,000
Jabil, Inc.
5.45% due 02/01/29		1,870,000	1,910,603
GATX Corp.
3.50% due 06/01/32		1,650,000	1,440,277
4.70% due 04/01/29		400,000	396,704
nVent Finance SARL
2.75% due 11/15/31		1,300,000	1,064,473
Ryder System, Inc.
6.30% due 12/01/28		1,000,000	1,060,267
Masco Corp.
4.50% due 05/15/47		1,200,000	1,032,899
Adevinta ASA
3.00% due 11/15/27	EUR	417,000	457,728
Virgin Media Inc.
4.00% due 01/31/29	GBP	150,000	168,996
Standard Industries, Inc.
4.38% due 07/15/30[4]		101,000	92,757
3.38% due 01/15/31[4]		81,000	69,682
Total Industrial			435,757,590
Consumer, Cyclical - 1.7%
Delta Air Lines, Inc.
7.00% due 05/01/25[4]		46,883,000	47,699,333
Hyatt Hotels Corp.
5.75% due 04/23/30		24,039,000	24,837,780
5.38% due 04/23/25		18,928,000	18,948,998
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††		47,775,922	43,174,623
Choice Hotels International, Inc.
3.70% due 01/15/31		39,961,000	34,448,391
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]		30,142,000	29,684,012
4.75% due 10/20/28[4]		3,800,000	3,737,256
Warnermedia Holdings, Inc.
5.14% due 03/15/52		23,743,000	20,379,940
6.41% due 03/15/26		9,250,000	9,256,286
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]		27,434,733	27,512,620
Ferguson Finance plc
3.25% due 06/02/30[4]		17,904,000	16,011,120
4.65% due 04/20/32[4]		6,300,000	6,087,260
British Airways Class A Pass Through Trust
2.90% due 03/15/35[4]		14,242,803	12,171,881
4.25% due 11/15/32[4]		4,851,586	4,516,774

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 21.8% (continued)
Consumer, Cyclical - 1.7% (continued)
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	7,890,651	$7,118,858
3.20% due 06/15/28	4,991,300	4,542,297
3.00% due 10/15/28	3,586,383	3,234,750
3.15% due 02/15/32	149,876	131,029
Polaris, Inc.
6.95% due 03/15/29	13,000,000	13,827,890
Whirlpool Corp.
4.60% due 05/15/50[12]	13,326,000	11,226,778
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	15,203,000	11,040,002
Air Canada
3.88% due 08/15/26[4]	8,650,000	8,264,122
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36	7,450,000	7,554,948
Caesars Entertainment, Inc.
6.25% due 07/01/25[4]	4,550,000	4,562,372
LKQ Corp.
6.25% due 06/15/33	2,875,000	3,004,296
Beacon Roofing Supply, Inc.
6.50% due 08/01/30[4]	1,925,000	1,968,259
United Airlines, Inc.
4.38% due 04/15/26[4]	1,750,000	1,705,209
Brunswick Corp.
5.10% due 04/01/52	2,030,000	1,586,337
PulteGroup, Inc.
6.38% due 05/15/33	1,400,000	1,529,603
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]	1,230,000	1,254,600
NVR, Inc.
3.00% due 05/15/30	1,200,000	1,069,119
Mattel, Inc.
3.75% due 04/01/29[4]	1,100,000	1,004,733
Steelcase, Inc.
5.13% due 01/18/29	330,000	312,769
JetBlue Class A Pass Through Trust
4.00% due 11/15/32	120,553	110,358
Total Consumer, Cyclical		383,514,603
Energy - 1.5%
BP Capital Markets plc
4.88% [3,11]	79,595,000	75,599,132
Venture Global LNG, Inc.
9.50% due 02/01/29[4]	29,800,000	31,533,377
9.88% due 02/01/32[4]	10,300,000	10,728,882
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[4]	43,921,000	34,374,567
ITT Holdings LLC
6.50% due 08/01/29[4]	38,518,000	34,074,564
Targa Resources Corp.
6.50% due 03/30/34	15,800,000	17,052,458
6.50% due 02/15/53	1,000,000	1,080,686
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	16,048,000	15,450,241
ONEOK, Inc.
6.05% due 09/01/33	11,350,000	12,025,525
4.50% due 03/15/50	850,000	711,621
Greensaif Pipelines Bidco SARL
6.51% due 02/23/42[4]	6,500,000	6,871,314
6.13% due 02/23/38[4]	5,550,000	5,786,293
NuStar Logistics, LP
6.38% due 10/01/30	10,560,000	10,578,691
5.63% due 04/28/27	1,880,000	1,871,991
TransCanada PipeLines Ltd.
6.20% due 03/09/26	10,900,000	10,899,189
4.88% due 05/15/48	1,200,000	1,099,362
Viper Energy, Inc.
7.38% due 11/01/31[4]	11,300,000	11,695,500
Kinetik Holdings, LP
6.63% due 12/15/28[4]	9,625,000	9,806,056
Parkland Corp.
4.63% due 05/01/30[4]	8,000,000	7,360,000
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[4]	5,000,000	5,179,785
Kinder Morgan, Inc.
5.20% due 06/01/33	4,700,000	4,671,695
DT Midstream, Inc.
4.30% due 04/15/32[4]	3,250,000	2,917,070
4.13% due 06/15/29[4]	550,000	505,991
Magellan Midstream Partners, LP
3.95% due 03/01/50	1,600,000	1,222,394
5.15% due 10/15/43	1,100,000	1,024,575
Marathon Petroleum Corp.
6.50% due 03/01/41	1,650,000	1,772,288
Energy Transfer, LP
6.13% due 12/15/45	1,190,000	1,198,566
6.40% due 12/01/30	500,000	534,600
Valero Energy Corp.
7.50% due 04/15/32	1,350,000	1,552,525
Enterprise Products Operating LLC
5.10% due 02/15/45	1,340,000	1,314,906
Enbridge Energy Partners, LP
7.38% due 10/15/45	1,040,000	1,222,848
MPLX, LP
5.50% due 02/15/49	1,100,000	1,063,798
DCP Midstream Operating, LP
6.45% due 11/03/36[4]	1,000,000	1,063,324

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 21.8% (continued)
Energy - 1.5% (continued)
Eastern Gas Transmission & Storage, Inc.
4.60% due 12/15/44	500,000	$424,774
Total Energy		324,268,588
Communications - 1.0%
British Telecommunications plc
4.88% due 11/23/81[3,4]	47,450,000	40,564,905
4.25% due 11/23/81[3,4]	8,250,000	7,609,861
9.63% due 12/15/30	2,391,000	2,958,620
Vodafone Group plc
4.13% due 06/04/81[3]	40,537,000	34,801,258
Paramount Global
5.90% due 10/15/40	20,648,000	18,666,361
4.90% due 08/15/44	6,518,000	5,129,535
5.25% due 04/01/44	5,731,000	4,589,973
4.85% due 07/01/42	4,496,000	3,607,048
4.60% due 01/15/45	2,403,000	1,827,408
Rogers Communications, Inc.
4.55% due 03/15/52	29,725,000	25,922,734
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	17,850,000	15,891,855
Altice France S.A.
5.13% due 07/15/29[4]	17,800,000	13,848,742
5.13% due 01/15/29[4]	2,290,000	1,781,042
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	21,690,000	14,583,926
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	12,010,000	10,701,841
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[4]	8,203,000	7,429,431
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[4]	5,775,000	4,404,610
CSC Holdings LLC
4.13% due 12/01/30[4]	5,772,000	4,391,049
Discovery Communications LLC
5.20% due 09/20/47	3,612,000	3,111,754
Outfront Media Capital LLC / Outfront Media Capital Corp.
7.38% due 02/15/31[4]	1,450,000	1,522,703
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,549,000	1,493,623
Interpublic Group of Companies, Inc.
3.38% due 03/01/41	1,950,000	1,486,974
Koninklijke KPN N.V.
8.38% due 10/01/30	1,140,000	1,341,529
Match Group Holdings II LLC
4.13% due 08/01/30[4]	1,250,000	1,134,258
Virgin Media Finance plc
5.00% due 07/15/30[4]	1,050,000	925,745
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000	357,568
UPC Broadband Finco BV
4.88% due 07/15/31[4]	200,000	176,022
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25% due 02/01/31[4]	20,000	17,479
Total Communications		230,277,854
Technology - 1.0%
Broadcom, Inc.
4.93% due 05/15/37[4]	33,182,000	32,111,229
3.19% due 11/15/36[4]	3,135,000	2,540,461
2.60% due 02/15/33[4]	1,660,000	1,367,590
Leidos, Inc.
2.30% due 02/15/31	20,050,000	16,781,935
5.75% due 03/15/33	9,550,000	9,958,530
4.38% due 05/15/30	2,650,000	2,537,068
Oracle Corp.
3.95% due 03/25/51	33,794,000	26,462,906
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	23,906,000	21,188,366
3.25% due 02/15/29	1,100,000	1,005,834
Qorvo, Inc.
4.38% due 10/15/29	14,751,000	13,995,011
3.38% due 04/01/31[4]	8,675,000	7,422,041
MSCI, Inc.
3.63% due 09/01/30[4]	17,718,000	16,031,145
3.88% due 02/15/31[4]	1,769,000	1,616,301
3.63% due 11/01/31[4]	1,780,000	1,566,647
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	10,470,000	11,060,466
3.88% due 09/01/28[4]	4,550,000	4,286,085
CGI, Inc.
2.30% due 09/14/31	16,050,000	13,122,175
Fiserv, Inc.
2.65% due 06/01/30	7,920,000	6,962,808
5.60% due 03/02/33	3,523,000	3,677,560
5.63% due 08/21/33	2,300,000	2,409,428
Cloud Software Group, Inc.
6.50% due 03/31/29[4]	7,200,000	6,857,573
Foundry JV Holdco LLC
5.88% due 01/25/34[4]	5,950,000	6,111,447
Microchip Technology, Inc.
0.97% due 02/15/24	1,650,000	1,640,142
Broadridge Financial Solutions, Inc.
2.90% due 12/01/29	1,200,000	1,075,130
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.13% due 02/15/42	1,400,000	1,042,964

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~		Value
CORPORATE BONDS†† - 21.8% (continued)
Technology - 1.0% (continued)
Capstone Borrower, Inc.
8.00% due 06/15/30[4]		550,000	$572,198
Total Technology			213,403,040
Basic Materials - 0.7%
Anglo American Capital plc
5.63% due 04/01/30[4]		21,300,000	21,619,159
2.63% due 09/10/30[4]		18,000,000	15,312,233
3.95% due 09/10/50[4]		14,140,000	10,737,732
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[4]		21,520,000	19,919,762
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		18,723,000	18,005,722
Alcoa Nederland Holding BV
4.13% due 03/31/29[4]		8,600,000	7,974,897
5.50% due 12/15/27[4]		6,525,000	6,359,455
6.13% due 05/15/28[4]		2,800,000	2,816,120
Valvoline, Inc.
3.63% due 06/15/31[4]		18,300,000	15,617,403
Yamana Gold, Inc.
2.63% due 08/15/31		14,431,000	12,164,505
4.63% due 12/15/27		3,000,000	2,897,563
INEOS Quattro Finance 2 plc
2.50% due 01/15/26	EUR	8,500,000	9,068,325
Steel Dynamics, Inc.
2.40% due 06/15/25		5,950,000	5,701,910
Axalta Coating Systems Dutch Holding B BV
7.25% due 02/15/31[4]		2,000,000	2,097,466
Southern Copper Corp.
7.50% due 07/27/35		1,250,000	1,451,713
Carpenter Technology Corp.
6.38% due 07/15/28		178,000	177,332
Total Basic Materials			151,921,297
Utilities - 0.5%
AES Corp.
3.95% due 07/15/30[4]		28,124,000	25,966,776
3.30% due 07/15/25[4]		3,750,000	3,611,695
NRG Energy, Inc.
2.45% due 12/02/27[4]		26,000,000	23,441,214
Enel Finance International N.V.
5.00% due 06/15/32[4]		13,690,000	13,352,638
Brooklyn Union Gas Co.
6.39% due 09/15/33[4]		10,800,000	11,274,369
4.27% due 03/15/48[4]		1,300,000	1,009,589
Alexander Funding Trust II
7.47% due 07/31/28[4]		6,560,000	6,888,243
Black Hills Corp.
5.95% due 03/15/28		5,050,000	5,230,974
4.20% due 09/15/46		1,200,000	958,339
Appalachian Power Co.
5.80% due 10/01/35		4,150,000	4,207,289
Constellation Energy Generation LLC
5.75% due 10/01/41		1,800,000	1,793,726
Entergy Texas, Inc.
1.50% due 09/01/26		1,650,000	1,484,621
Nevada Power Co.
6.65% due 04/01/36		1,180,000	1,298,483
Southern Power Co.
5.25% due 07/15/43		1,350,000	1,272,814
Consolidated Edison Company of New York, Inc.
5.10% due 06/15/33		1,080,000	1,063,585
Tampa Electric Co.
4.45% due 06/15/49		1,200,000	1,031,260
Duke Energy Ohio, Inc.
4.30% due 02/01/49		1,200,000	1,021,284
Washington Gas Light Co.
3.80% due 09/15/46		1,300,000	992,476
Arizona Public Service Co.
3.75% due 05/15/46		1,300,000	988,489
Louisville Gas and Electric Co.
4.25% due 04/01/49		1,100,000	930,334
Total Utilities			107,818,198
Total Corporate Bonds
(Cost $5,594,050,776)			4,856,443,584

U.S. GOVERNMENT SECURITIES†† - 20.0%
U.S. Treasury Notes
4.63% due 09/30/28		1,526,221,700	1,575,346,961
3.50% due 01/31/28		742,300,000	730,585,578
4.13% due 06/15/26		477,680,000	477,568,041
4.63% due 03/15/26		4,900,000	4,942,492
3.63% due 03/31/28		2,770,000	2,739,811
2.63% due 05/31/27		2,160,000	2,067,356
1.50% due 01/31/27		1,200,000	1,113,891
2.13% due 05/15/25		1,100,000	1,064,894
U.S. Treasury Bonds
due 05/15/53[6,14]		2,171,040,000	688,909,767
due 02/15/46[6,14]		355,975,000	139,790,165
due 05/15/44[6,14]		303,295,000	127,993,496
due 11/15/51[6,14]		275,000,000	90,026,871
due 11/15/44[6,14]		70,890,000	29,280,310
2.88% due 08/15/45		4,380,000	3,531,717
4.13% due 08/15/53		1,100,000	1,111,859
4.50% due 05/15/38		600,000	637,547
United States Treasury Inflation Indexed Bonds
0.13% due 10/15/25[15]		212,491,776	204,318,514
0.13% due 04/15/25[15]		206,128,508	198,764,515
1.25% due 04/15/28[15]		57,544,575	56,041,518
1.38% due 07/15/33[15]		28,335,288	27,468,736
U.S. Treasury Strip Principal
due 02/15/51[6,14]		280,000,000	93,416,977
Total U.S. Government Securities
(Cost $4,561,270,928)			4,456,721,016

SENIOR FLOATING RATE INTERESTS††,◊ - 2.8%
Consumer, Non-cyclical - 0.7%
Quirch Foods Holdings LLC
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/27/27		28,596,858	28,543,382

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.8% (continued)
Consumer, Non-cyclical - 0.7% (continued)
PetIQ LLC
10.17% (6 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††		27,625,684	$27,349,427
Mission Veterinary Partners
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/27/28		18,868,114	18,691,320
Southern Veterinary Partners LLC
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/05/27		15,641,689	15,575,212
Nidda Healthcare Holding GmbH
7.46% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	12,766,306	13,988,663
Women's Care Holdings, Inc.
10.05% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28		15,675,521	13,304,599
Blue Ribbon LLC
11.63% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 05/08/28		13,179,375	11,350,737
Sigma Holding BV (Flora Food)
7.41% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	8,155,561	8,985,976
Confluent Health LLC
9.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 11/30/28		8,465,393	8,296,085
HAH Group Holding Co. LLC
10.46% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27		4,477,036	4,429,489
Elanco Animal Health, Inc.
7.19% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27		1,701,381	1,689,335
Total Consumer, Non-cyclical			152,204,225
Consumer, Cyclical - 0.6%
MB2 Dental Solutions LLC
11.46% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		73,080,234	72,303,968
First Brands Group LLC
10.88% (6 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		14,700,754	14,563,008
Pacific Bells LLC
10.11% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		13,895,487	13,812,948
BCP V Modular Services Holdings IV Ltd.
8.35% (3 Month EURIBOR + 4.43%, Rate Floor: 4.43%) due 12/15/28	EUR	11,600,000	12,208,821
Packers Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28		14,507,719	9,074,578
Adevinta ASA
6.43% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 06/26/28	EUR	7,516,667	8,294,562
Flamingo
7.42% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR	7,554,688	7,835,152
New Trojan Parent, Inc.
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/06/28		13,698,750	3,551,949
WW International, Inc.
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/13/28		1,395,000	981,145

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.8% (continued)
Consumer, Cyclical - 0.6% (continued)
Rent-A-Center, Inc.
9.12% (6 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/17/28		463,670	$463,090
Total Consumer, Cyclical			143,089,221
Financial - 0.5%
Higginbotham Insurance Agency, Inc.
10.96% (1 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 11/24/28†††		34,772,727	34,449,011
10.96% (1 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 11/25/28†††		10,284,019	10,188,281
Citadel Securities, LP
7.97% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 07/29/30		22,401,089	22,429,091
HighTower Holding LLC
9.64% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/21/28		17,424,302	17,344,498
Jane Street Group LLC
8.22% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/26/28		15,577,740	15,621,046
Total Financial			100,031,927
Technology - 0.4%
Datix Bidco Ltd.
9.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	45,800,000	58,095,894
RLDatix
9.94% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		19,781,561	19,682,653
Team.Blue Finco SARL
7.13% (3 Month EURIBOR + 3.20%, Rate Floor: 3.20%) due 03/30/28	EUR	6,973,856	7,460,162
Aston FinCo SARL
9.96% (1 Month GBP SONIA + 4.77%, Rate Floor: 4.77%) due 10/09/26	GBP	5,655,580	5,960,274
9.72% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/09/26		741,644	621,654
Iron Mountain Information Management Services, Inc.
due 01/31/31		5,525,000	5,521,574
Emerald TopCo, Inc. (Press Ganey)
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/24/26		455,686	450,217
Total Technology			97,792,428
Industrial - 0.3%
United Airlines, Inc.
9.22% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/21/28		31,894,439	31,965,245
Mileage Plus Holdings LLC
10.77% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 06/21/27		21,717,756	22,431,401
CapStone Acquisition Holdings, Inc.
10.21% (1 Month Term SOFR + 4.85%, Rate Floor: 5.85%) due 11/12/27†††		8,552,520	8,505,392
Air Canada
9.14% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/11/28		4,353,008	4,359,799
Dispatch Terra Acquisition LLC
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/27/28		3,796,305	3,559,036
Merlin Buyer, Inc.
9.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/14/28		615,913	611,293
API Heat Transfer ThermaSys Corp.
13.64% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 11/10/27†††		20,317	20,317
10.64% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 11/10/27†††		11,759	11,759
Total Industrial			71,464,242
Basic Materials - 0.2%
INEOS Ltd.
6.59% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	31,200,000	34,476,758

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.8% (continued)
Basic Materials - 0.2% (continued)
Trinseo Materials Operating S.C.A.
8.15% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/03/28	10,850,250	$8,437,263
Arsenal AIC Parent LLC
9.86% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/19/30	997,500	1,000,303
Total Basic Materials		43,914,324
Energy - 0.1%
ITT Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/05/30	8,379,000	8,403,467
Venture Global Calcasieu Pass LLC
8.08% (1 Month Term SOFR + 2.73%, Rate Floor: 2.73%) due 08/19/26†††	6,371,023	6,355,095
Total Energy		14,758,562
Communications - 0.0%
Xplornet Communications, Inc.
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/02/28	5,951,715	3,536,628
Radiate Holdco LLC
8.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/25/26	2,416,427	1,926,158
Zayo Group Holdings, Inc.
8.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,652,094	1,414,226
Total Communications		6,877,012
Total Senior Floating Rate Interests
(Cost $667,764,198)		630,131,941

FEDERAL AGENCY BONDS†† - 1.0%
Tennessee Valley Authority
4.25% due 09/15/65	138,205,000	126,657,281
4.63% due 09/15/60	42,436,000	41,739,880
5.38% due 04/01/56	9,283,000	10,285,805
due 09/15/53[7,14]	1,612,000	370,820
due 09/15/55[7,14]	1,612,000	334,848
due 09/15/56[7,14]	1,612,000	317,640
due 03/15/57[7,14]	1,612,000	309,847
due 09/15/57[7,14]	1,612,000	302,248
due 09/15/58[7,14]	1,612,000	286,630
due 03/15/59[7,14]	1,612,000	279,585
due 09/15/59[7,14]	1,612,000	272,715
due 09/15/60[7,14]	1,612,000	259,474
due 09/15/54[7,14]	1,020,000	222,645
due 03/15/61[7,14]	1,020,000	160,149
due 09/15/61[7,14]	1,020,000	156,213
due 09/15/62[7,14]	1,020,000	148,629
due 03/15/63[7,14]	1,020,000	144,977
due 09/15/63[7,14]	1,020,000	141,413
due 09/15/64[7,14]	1,020,000	134,548
due 03/15/65[7,14]	1,020,000	131,241
due 09/15/65[7,14]	1,020,000	128,016
Tennessee Valley Authority Principal Strips
due 01/15/48[6,14]	38,804,000	11,982,326
due 12/15/42[6,14]	23,785,000	9,434,106
due 01/15/38[14]	15,800,000	8,120,236
due 09/15/65[6,14]	3,500,000	439,271
due 09/15/39[6,14]	570,000	266,564
due 04/01/56[6,14]	540,000	109,183
Federal Farm Credit Bank
3.00% due 03/08/32	4,100,000	3,677,397
2.04% due 12/22/45	2,170,000	1,309,897
3.11% due 08/05/48	1,500,000	1,118,781
2.43% due 01/29/37	720,000	574,129
2.90% due 12/09/41	720,000	537,800
2.84% due 06/01/46	720,000	502,009
1.99% due 07/30/40	300,000	199,333
2.60% due 09/06/39	250,000	187,570
2.59% due 12/30/41	180,000	127,316
2.74% due 11/01/39	144,000	110,174
2.59% due 08/24/46	140,000	93,107
3.67% due 02/26/44	70,000	58,740
Freddie Mac
2.05% due 08/19/50	2,010,000	1,136,024
2.02% due 10/05/45	720,000	431,295
2.25% due 09/15/50	360,000	212,637
Federal Home Loan Bank
6.15% due 07/12/33	650,000	650,036
2.45% due 08/16/41	540,000	377,268
3.63% due 06/22/43	350,000	294,832
Total Federal Agency Bonds
(Cost $327,030,829)		224,734,635

MUNICIPAL BONDS†† - 0.3%
California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	10,500,000	11,435,080
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	6,025,295
2.55% due 01/01/40	3,600,000	2,614,393
California State University Revenue Bonds
2.98% due 11/01/51	5,000,000	3,556,608
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	956,759

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.3% (continued)
California - 0.2% (continued)
Hillsborough City School District General Obligation Unlimited
due 09/01/37[14]	1,000,000	$493,344
due 09/01/39[14]	1,000,000	438,501
Total California		25,519,980
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	4,875,000	4,885,265
6.63% due 02/01/35	1,680,000	1,768,194
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	4,698,816
Total Illinois		11,352,275
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	11,800,000	8,868,047
Texas - 0.0%
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	2,365,272
Central Texas Regional Mobility Authority Revenue Bonds
3.17% due 01/01/41	3,000,000	2,302,259
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	1,787,847
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
3.34% due 11/15/37	1,500,000	1,238,543
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,000,000	758,702
Total Texas		8,452,623
Alabama - 0.0%
Auburn University Revenue Bonds
2.68% due 06/01/50	6,500,000	4,268,511
Ohio - 0.0%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	4,000,000	2,756,866
Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	1,977,445
Arizona - 0.0%
Northern Arizona University Revenue Bonds
3.09% due 08/01/39	2,350,000	1,868,003
Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000	733,408
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	421,263
Total Oklahoma		1,154,671
Idaho - 0.0%
Boise State University Revenue Bonds
3.06% due 04/01/40	250,000	199,151
Total Municipal Bonds
(Cost $81,675,587)		66,417,572

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50	22,700,000	15,712,015
Total Foreign Government Debt
(Cost $25,368,606)		15,712,015

SENIOR FIXED RATE INTERESTS††† - 0.0%
Industrial - 0.0%
CTL Logistics
2.65% due 10/10/42	6,794,687	5,501,046
Total Senior Fixed Rate Interests
(Cost $6,794,687)		5,501,046

		Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	510,300,000	748,110
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	506,250,000	742,173
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	253,750,000	372,003
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	207,200,000	303,759
Total Interest Rate Options			2,166,045
Total OTC Options Purchased
(Cost $6,668,548)			2,166,045
Total Investments - 99.9%
(Cost $23,911,523,964)			$22,286,571,623
Other Assets & Liabilities, net - 0.1%			25,394,839
Total Net Assets - 100.0%			$22,311,966,462

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	8,747	Jun 2025	$2,111,744,475	$15,980,813

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR	216,100,000	$(4,903,690)	$(1,589,016)	$(3,314,674)
BofA Securities, Inc.	ICE	CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28		140,481,000	(8,194,658)	517,849	(8,712,507)
								$(13,098,348)	$(1,071,167)	$(12,027,181)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	$1,096,000,000	$90,868,418	$8,892	$90,859,526
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.35%	Annually	10/03/28	800,000,000	28,435,344	3,706	28,431,638
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.51%	Annually	10/11/28	566,740,000	24,164,337	2,719	24,161,618
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	1,337,210,000	18,018,102	3,226	18,014,876
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.50%	Annually	11/02/30	250,000,000	15,189,990	1,757	15,188,233
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.59%	Annually	01/02/28	660,000,000	(4,764,309)	3,263	(4,767,572)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	900,000,000	(6,004,791)	3,694	(6,008,485)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	1,803,000,000	(51,571,029)	5,913	(51,576,942)
								$114,336,062	$33,170	$114,302,892

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Receive	4.53% (Federal Funds Rate - 0.80%)	At Maturity	01/06/25	289,705	$32,058,755	$(1,153,026)
OTC Equity Index Swap Agreements††
JPMorgan Chase Bank, N.A.	Vanguard Intermediate-Term Corporate Bond ETF	Pay	5.18% (Federal Funds Rate - 0.15%)	At Maturity	01/04/24	357,786	29,080,846	915,932
Bank of America, N.A.	Vanguard Short-Term Corporate Bond ETF	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	01/06/25	357,786	27,681,903	359,575
							$56,762,749	$1,275,507

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	GBP	Sell	55,700,000	69,989,445 USD	01/17/24	$(1,025,846)
Barclays Bank plc	EUR	Sell	162,060,000	175,196,098 USD	01/17/24	(3,868,259)
						$(4,894,105)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $8,357,042,206 (cost $9,001,261,789), or 37.5% of total net assets.
[5]	Rate indicated is the 7-day yield as of December 31, 2023.
[6]	Security is a principal-only strip.
[7]	Security is an interest-only strip.
[8]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2023. See table below for additional step information for each security.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $149,390,621 (cost $155,553,633), or 0.7% of total net assets — See Note 6.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	Perpetual maturity.
[12]

All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At December 31, 2023, the total market value of segregated or earmarked securities was $17,911,574. — see Note 2.

[13]	Security is in default of interest and/or principal obligations.
[14] [15]	Zero coupon rate security. Face amount of security is adjusted for inflation.

BofA — Bank of America
CDX.NA.HY.41.V2 — Credit Default Swap North American High Yield Series 41 Index Version 2
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$149,396	$—	$45,760	$195,156
Preferred Stocks	10,306,391	609,082,830	47,579,287	666,968,508
Warrants	10,687	—	103	10,790
Mutual Funds	197,860,661	—	—	197,860,661
Money Market Funds	533,063,589	—	—	533,063,589
Collateralized Mortgage Obligations	—	5,563,234,901	56,753,691	5,619,988,592
Asset-Backed Securities	—	4,371,981,593	638,674,880	5,010,656,473
Corporate Bonds	—	4,522,966,740	333,476,844	4,856,443,584
U.S. Government Securities	—	4,456,721,016	—	4,456,721,016
Senior Floating Rate Interests	—	393,170,144	236,961,797	630,131,941
Federal Agency Bonds	—	224,734,635	—	224,734,635
Municipal Bonds	—	66,417,572	—	66,417,572
Foreign Government Debt	—	15,712,015	—	15,712,015
Senior Fixed Rate Interests	—	—	5,501,046	5,501,046
Options Purchased	—	2,166,045	—	2,166,045
Interest Rate Futures Contracts**	15,980,813	—	—	15,980,813
Interest Rate Swap Agreements**	—	176,655,891	—	176,655,891
Equity Index Swap Agreements**	—	1,275,507	—	1,275,507
Total Assets	$757,371,537	$20,404,118,889	$1,318,993,408	$22,480,483,834

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$12,027,181	$—	$12,027,181
Interest Rate Swap Agreements**	—	62,352,999	—	62,352,999
Credit Index Swap Agreements**	—	1,153,026	—	1,153,026
Forward Foreign Currency Exchange Contracts**	—	4,894,105	—	4,894,105
Unfunded Loan Commitments (Note 5)	—	—	48,133	48,133
Total Liabilities	$—	$80,427,311	$48,133	$80,475,444

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $4,260,632  are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$333,119,583	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	235,039,295	Yield Analysis	Yield	4.1%-8.1%	6.5%
Asset-Backed Securities	52,100,546	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	12,650,000	Third Party Pricing	Trade Price	—	—
Asset-Backed Securities	5,765,456	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	56,753,691	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	44,829	Enterprise Value	Valuation Multiple	2.9x-7.9x	5.0x
Common Stocks	931	Model Price	Liquidation Value	—	—
Corporate Bonds	255,494,266	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	77,274,623	Yield Analysis	Yield	5.9%-6.7%	6.4%
Corporate Bonds	707,955	Model Price	Purchase Price	—	—
Preferred Stocks	46,876,390	Yield Analysis	Yield	6.8%	—
Preferred Stocks	702,897	Enterprise Value	Valuation Multiple	5.1x	—
Senior Fixed Rate Interests	5,501,046	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	203,225,199	Yield Analysis	Yield	10.2%-11.8%	11.0%
Senior Floating Rate Interests	33,704,522	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	32,076	Model Price	Purchase Price	—	—
Warrants	103	Model Price	Liquidation Value	—	—
Total Assets	$1,318,993,408
Liabilities:
Unfunded Loan Commitments	$48,133	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2023, the Fund had securities with a total value of $6,355,095 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $54,760,103 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2023:

	Assets									Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$567,198,526	$94,495,909	$316,972,375	$216,787,942	$104	$2,503	$47,610,124	$4,997,084	$1,248,064,567	$(151,690)
Purchases/(Receipts)	88,443,657	-	-	10,240,522	-	-	-	-	98,684,179	-
(Sales, maturities and paydowns)/Fundings	(15,210,162)	(825,925)	(1,424,065)	(434,357)	-	-	-	(55,274)	(17,949,783)	103,097
Amortization of premiums/discounts	138,499	4,609	93,673	165,745	-	-	-	-	402,526	154,802
Corporate actions	-	-	-	(42,623)	-	49,860	(7,237)	-	-	-
Total realized gains (losses) included in earnings	113,124	(10,955)	(602,100)	1,921	-	(20,873)	-	-	(518,883)	(103,071)
Total change in unrealized appreciation (depreciation) included in earnings	11,162,307	4,679,085	18,436,961	3,887,552	(1)	14,270	(23,600)	559,236	38,715,810	(51,271)
Transfers into Level 3	-	-	-	6,355,095	-	-	-	-	6,355,095	-
Transfers out of Level 3	(13,171,071)	(41,589,032)	-	-	-	-	-	-	(54,760,103)	-
Ending Balance	$638,674,880	$56,753,691	$333,476,844	$236,961,797	$103	$45,760	$47,579,287	$5,501,046	$1,318,993,408	$(48,133)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2023	$10,627,928	$3,857,073	$18,436,961	$3,882,207	$(1)	$(6,596)	$(26,728)	$559,236	$37,330,080	$(48,133)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
BRAVO Residential Funding Trust 2023-NQM6, 7.06% due 09/25/63	8.06%	08/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM5, 7.01% due 06/25/63	8.01%	07/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27	—	—
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27	—	—
GCAT Trust 2023-NQM2, 6.24% due 11/25/67	7.24%	01/01/27	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2023-NQM2, 6.72% due 01/25/62	7.72%	02/01/27	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27	—	—

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Common Stock
BP Holdco LLC*	$683	$–	$–	$–	$(38)	$645	532	$–
Mutual Funds
Guggenheim Limited Duration Fund — R6-Class	120,393,598	1,645,416	–	–	2,417,730	124,456,744	5,172,766	1,646,548
Guggenheim Strategy Fund II	28,409,135	403,040	–	–	271,430	29,083,605	1,187,086	402,536
Guggenheim Strategy Fund III	15,326,528	208,819	–	–	165,259	15,700,606	639,536	208,334
Guggenheim Ultra Short Duration Fund — Institutional Class	27,908,179	422,756	–	–	288,771	28,619,706	2,905,554	422,215
	$192,038,123	$2,680,031	$–	$–	$3,143,152	$197,861,306		$2,679,633

*	Non-income producing security.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MONEY MARKET FUNDS† - 2.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[1]	10,279,540	$10,279,540
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.25%[1]	26,368	26,368
Total Money Market Funds
(Cost $10,305,908)		10,305,908

	Face Amount
ASSET-BACKED SECURITIES†† - 36.6%
Collateralized Loan Obligations - 29.7%
Lake Shore MM CLO III LLC
2021-2A A1R, 7.14% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,2	$11,350,000	11,321,628
BXMT Ltd.
2020-FL2 A, 6.38% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,2	3,389,126	3,228,142
2020-FL2 AS, 6.63% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,550,000	2,340,163
2020-FL3 AS, 7.23% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	2,500,000	2,334,556
HERA Commercial Mortgage Ltd.
2021-FL1 AS, 6.77% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,2	5,000,000	4,809,924
2021-FL1 A, 6.52% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	3,154,971	3,044,339
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 7.18% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/20/31◊,2	7,556,505	7,481,619
Palmer Square Loan Funding Ltd.
2021-2A B, 7.03% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	4,500,000	4,497,740
2021-1A A1, 6.58% (3 Month Term SOFR + 1.16%, Rate Floor: 1.16%) due 04/20/29◊,2	1,346,378	1,344,607
2022-1A A2, 6.99% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,000,000	987,566
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.21% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	6,250,000	6,193,391
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 7.05% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/18/31◊,2	5,700,000	5,632,285
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 7.08% (3 Month Term SOFR + 1.69%, Rate Floor: 1.43%) due 10/20/31◊,2	5,500,000	5,443,071
FS Rialto
2021-FL3 B, 7.27% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,2	5,500,000	5,275,464
LCCM Trust
2021-FL3 A, 6.93% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	4,100,000	4,041,621
2021-FL2 B, 7.38% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	950,179
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	5,000,000	4,985,903
Golub Capital Partners CLO 54M, LP
2021-54A A, 7.18% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	4,750,000	4,707,090
CIFC Funding Ltd.
2018-3A AR, 6.53% (3 Month Term SOFR + 1.13%, Rate Floor: 0.00%) due 04/19/29◊,2	4,659,827	4,652,095
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 6.66% (3 Month Term SOFR + 1.26%, Rate Floor: 1.00%) due 01/15/31◊,2	4,544,640	4,547,447

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 36.6% (continued)
Collateralized Loan Obligations - 29.7% (continued)
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.23% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	$4,500,000	$4,434,313
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.25% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	4,250,000	4,235,779
BRSP Ltd.
2021-FL1 B, 7.37% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	4,250,000	4,053,193
Madison Park Funding XLVIII Ltd.
2021-48A B, 7.11% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,2	4,000,000	3,975,738
Parliament CLO II Ltd.
2021-2A A, 6.98% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	3,944,527	3,904,203
LCM XXIV Ltd.
2021-24A AR, 6.66% (3 Month Term SOFR + 1.24%, Rate Floor: 0.98%) due 03/20/30◊,2	3,674,866	3,673,779
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.50% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	3,750,000	3,610,824
Cerberus Loan Funding XXX, LP
2020-3A A, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 01/15/33◊,2	3,000,000	2,987,955
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.28% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,2	3,000,000	2,976,002
BDS Ltd.
2021-FL8 C, 7.02% (1 Month Term SOFR + 1.66%, Rate Floor: 1.55%) due 01/18/36◊,2	2,000,000	1,931,532
2021-FL8 D, 7.37% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 01/18/36◊,2	1,000,000	963,722
Woodmont Trust
2020-7A A1A, 7.56% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,2	2,750,000	2,738,570
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.28% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	2,500,000	2,476,065
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.36% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	2,250,000	2,231,798
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.38% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	2,250,000	2,228,509
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.22% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	2,250,000	2,227,453
Madison Park Funding LIII Ltd.
2022-53A B, 7.16% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,2	1,750,000	1,729,062
MidOcean Credit CLO VII
2020-7A A1R, 6.70% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,2	1,601,790	1,599,555
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.96% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	1,562,036	1,555,893
Allegro CLO IX Ltd.
2018-3A A, 6.82% (3 Month Term SOFR + 1.43%, Rate Floor: 1.17%) due 10/16/31◊,2	1,500,000	1,499,583
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,2	1,477,193	1,473,883

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 36.6% (continued)
Collateralized Loan Obligations - 29.7% (continued)
BCC Middle Market CLO LLC
2021-1A A1R, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	$1,250,000	$1,235,869
CHCP Ltd.
2021-FL1 A, 6.52% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	1,159,034	1,140,711
Greystone Commercial Real Estate Notes
2021-FL3 B, 7.13% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	955,678
STWD Ltd.
2021-FL2 B, 7.27% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,2	1,000,000	916,588
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.57% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	850,000	835,790
Wellfleet CLO Ltd.
2020-2A A1R, 6.74% (3 Month Term SOFR + 1.32%, Rate Floor: 0.00%) due 10/20/29◊,2	690,795	690,934
Cerberus Loan Funding XXXVI, LP
2021-6A A, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/22/33◊,2	585,560	585,287
Fortress Credit Opportunities VI CLO Ltd.
2018-6A A2R, 7.27% (3 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 07/10/30◊,2	250,000	247,305
2018-6A A1TR, 7.03% (3 Month Term SOFR + 1.62%, Rate Floor: 0.00%) due 07/10/30◊,2	152,474	151,394
Venture XIV CLO Ltd.
2020-14A ARR, 6.68% (3 Month Term SOFR + 1.29%, Rate Floor: 1.03%) due 08/28/29◊,2	320,604	320,477
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.29% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	259,242	259,270
Total Collateralized Loan Obligations		151,665,544
Whole Business - 1.8%
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	4,265,500	4,108,274
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	3,193,125	2,861,695
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	1,329,750	1,195,816
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[2]	960,000	901,744
Total Whole Business		9,067,529
Transport-Container - 1.7%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	5,555,313	4,838,607
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	2,294,577	2,023,644
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	1,624,000	1,423,401
2020-1A, 2.73% due 08/21/45[2]	565,487	527,682
Total Transport-Container		8,813,334
Net Lease - 1.5%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	6,394,047	5,802,013
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	2,120,507	1,798,458
Total Net Lease		7,600,471
Financial - 1.0%
Madison Avenue Secured Funding Trust
2023-1, 7.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,2	2,450,000	2,450,000

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 36.6% (continued)
Financial - 1.0% (continued)
2023-2, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	$1,800,000	$1,800,000
Station Place Securitization Trust
2023-SP1, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	900,000	900,000
Total Financial		5,150,000
Transport-Aircraft - 0.9%
Raspro Trust
2005-1A, 6.18% (3 Month Term SOFR + 1.19%, Rate Floor: 0.93%) due 03/23/24◊,2	4,727,726	4,706,829
Total Asset-Backed Securities
(Cost $192,481,104)		187,003,707

CORPORATE BONDS†† - 22.1%
Financial - 11.3%
Athene Global Funding
5.91% (SOFR Compounded Index + 0.56%) due 08/19/24◊,2	11,000,000	10,956,341
F&G Global Funding
0.90% due 09/20/24[2]	9,700,000	9,336,864
Credit Suisse AG NY
5.74% (SOFR Compounded Index + 0.39%) due 02/02/24◊	5,250,000	5,248,058
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	5,250,000	5,065,406
Goldman Sachs Group, Inc.
6.05% (SOFR + 0.70%) due 01/24/25◊	2,600,000	2,598,625
Citigroup, Inc.
6.05% (SOFR + 0.69%) due 01/25/26◊	2,550,000	2,534,829
Starwood Property Trust, Inc.
3.75% due 12/31/24[2]	2,550,000	2,502,009
Jackson National Life Global Funding
1.75% due 01/12/25[2]	2,600,000	2,492,497
Morgan Stanley Bank North America
5.88% due 10/30/26	2,400,000	2,467,743
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	2,650,000	2,444,625
Bank of Nova Scotia
6.31% (SOFR Compounded Index + 0.96%) due 03/11/24◊	2,400,000	2,401,949
FS KKR Capital Corp.
4.25% due 02/14/25[2]	2,450,000	2,385,203
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,150,000	2,064,678
GA Global Funding Trust
1.63% due 01/15/26[2]	1,300,000	1,196,389
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	1,064,261
Brighthouse Financial Global Funding
6.11% (SOFR + 0.76%) due 04/12/24◊,2	900,000	898,155
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	650,000	639,186
First American Financial Corp.
4.60% due 11/15/24	500,000	494,643
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[2]	400,000	395,050
Apollo Management Holdings, LP
4.00% due 05/30/24[2]	350,000	347,238
Total Financial		57,533,749
Industrial - 3.8%
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	4,678,479
IP Lending V Ltd.
5.13% due 04/02/26†††,2	4,700,000	4,551,245
TD SYNNEX Corp.
1.25% due 08/09/24	2,400,000	2,338,895
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	2,350,000	2,145,621
Vontier Corp.
1.80% due 04/01/26	2,150,000	1,977,360
Jabil, Inc.
1.70% due 04/15/26	650,000	601,991
4.25% due 05/15/27	600,000	584,406
Berry Global, Inc.
1.65% due 01/15/27	1,100,000	990,359
Penske Truck Leasing Company LP / PTL Finance Corp.
2.70% due 11/01/24[2]	900,000	875,284
Stericycle, Inc.
5.38% due 07/15/24[2]	550,000	547,250
Weir Group plc
2.20% due 05/13/26[2]	440,000	409,058
Total Industrial		19,699,948
Consumer, Non-cyclical - 2.7%
Global Payments, Inc.
1.50% due 11/15/24	5,700,000	5,495,997
Element Fleet Management Corp.
1.60% due 04/06/24[2]	4,900,000	4,837,541

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
CORPORATE BONDS†† - 22.1% (continued)
Consumer, Non-cyclical - 2.7% (continued)
Triton Container International Ltd.
2.05% due 04/15/26[2]	$2,200,000	$2,011,975
1.15% due 06/07/24[2]	1,700,000	1,658,745
Total Consumer, Non-cyclical		14,004,258
Consumer, Cyclical - 1.8%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	5,700,000	5,576,307
Hyatt Hotels Corp.
1.80% due 10/01/24	3,500,000	3,395,844
Total Consumer, Cyclical		8,972,151
Technology - 1.2%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	4,023,596
Qorvo, Inc.
1.75% due 12/15/24	2,050,000	1,966,879
Total Technology		5,990,475
Communications - 1.0%
Rogers Communications, Inc.
2.95% due 03/15/25	2,400,000	2,328,488
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,521,818
2.25% due 02/15/26	600,000	568,548
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	434,000	415,497
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
4.74% due 03/20/25[2]	281,250	278,813
Total Communications		5,113,164
Basic Materials - 0.2%
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	540,000	499,845
Anglo American Capital plc
5.38% due 04/01/25[2]	450,000	447,720
Total Basic Materials		947,565
Utilities - 0.1%
AES Corp.
3.30% due 07/15/25[2]	300,000	288,936
NRG Energy, Inc.
3.75% due 06/15/24[2]	275,000	271,803
Total Utilities		560,739
Total Corporate Bonds
(Cost $116,773,395)		112,822,049

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7%
Residential Mortgage-Backed Securities - 15.9%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	4,922,282	4,778,157
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	2,141,147	2,047,801
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	1,816,898	1,838,819
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	1,250,395	1,215,307
2020-NQM1, 1.21% due 05/25/65[2,4]	991,041	899,229
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	7,259,015	6,758,145
2022-R1, 3.13% due 01/29/70[2,4]	2,839,663	2,652,300
2021-HE1, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	717,215	713,156
2021-HE2, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	322,405	318,406
PRPM LLC
2021-5, 1.79% due 06/25/26[2,4]	3,227,835	3,144,070
2022-1, 3.72% due 02/25/27[2,4]	3,078,224	2,968,196
2021-RPL2, 2.24% (WAC) due 10/25/51◊,2	2,000,000	1,646,093
2021-8, 1.74% (WAC) due 09/25/26◊,2	1,610,466	1,551,003
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	7,194,505	6,808,841
2022-SP1, 5.25% due 07/25/62[2,4]	1,766,873	1,714,807
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,4]	3,064,421	2,914,446
2021-GS3, 1.75% due 07/25/61[2,4]	2,985,105	2,870,799
2021-GS2, 1.75% due 04/25/61[2,4]	1,383,578	1,335,716
2021-GS5, 2.25% due 07/25/67[2,4]	920,097	888,290
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,2	1,995,862	1,639,257
2021-6, 1.89% (WAC) due 10/25/66◊,2	1,763,547	1,440,205
2020-5, 1.22% due 05/25/65[2,4]	1,411,536	1,303,713
2021-4, 1.35% (WAC) due 07/25/66◊,2	966,667	762,476
2021-3, 1.44% (WAC) due 06/25/66◊,2	574,020	476,044
2019-4, 3.85% due 11/25/59[2]	383,455	371,851
2020-1, 2.42% due 01/25/60[2,4]	287,567	274,515
2019-4, 3.64% due 11/25/59[2]	190,041	184,078

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7% (continued)
Residential Mortgage-Backed Securities - 15.9% (continued)
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	$6,384,963	$6,211,031
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	4,155,895	3,774,084
Towd Point Revolving Trust
4.83% due 09/25/64[5]	3,250,000	3,209,375
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	2,262,017	2,082,470
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 6.10% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	1,802,456	1,714,199
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	1,030,610	962,380
2018-2A, 3.50% (WAC) due 02/25/58◊,2	596,550	555,643
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66◊,2	1,545,155	1,267,017
LSTAR Securities Investment Ltd.
2021-1, 8.26% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26◊,5	1,289,652	1,264,457
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	1,418,287	1,217,664
Soundview Home Loan Trust
2006-OPT5, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	1,114,856	1,052,360
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,2	806,620	773,911
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	364,364	352,961
2017-6, 2.75% (WAC) due 10/25/57◊,2	319,376	305,648
2017-5, 6.07% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	92,783	93,706
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65◊,2	347,666	305,961
2020-2, 1.64% (WAC) due 10/25/65◊,2	200,269	178,977
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 6.21% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	451,832	439,355
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 6.04% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	443,223	436,749
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,2	441,924	390,654
Banc of America Funding Trust
2015-R2, 5.73% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	363,456	358,165
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	324,022	308,711
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	314,552	286,332
CSMC Series
2014-2R, 2.14% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 02/27/46◊,2	112,196	111,726
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	80,682	78,631
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	47,371	43,903
Total Residential Mortgage-Backed Securities		81,291,790
Commercial Mortgage-Backed Securities - 4.8%
BX Commercial Mortgage Trust
2021-VOLT, 7.13% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	10,250,000	9,851,062

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7% (continued)
Commercial Mortgage-Backed Securities - 4.8% (continued)
2022-LP2, 6.92% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	$2,146,684	$2,084,734
Life Mortgage Trust
2021-BMR, 6.58% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	2,408,277	2,332,595
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.02% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,2	2,700,000	2,313,408
WMRK Commercial Mortgage Trust
2022-WMRK, 8.80% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,100,000	2,097,350
BXHPP Trust
2021-FILM, 6.58% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	1,500,000	1,344,437
MHP
2022-MHIL, 6.63% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,2	1,367,421	1,333,959
Morgan Stanley Capital I Trust
2018-H3, 0.80% (WAC) due 07/15/51◊,6	38,699,577	1,071,452
Citigroup Commercial Mortgage Trust
2019-GC41, 1.04% (WAC) due 08/10/56◊,6	24,530,235	927,088
BENCHMARK Mortgage Trust
2019-B14, 0.77% (WAC) due 12/15/62◊,6	34,360,354	913,680
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.61% (WAC) due 06/15/51◊,6	21,186,804	396,373
Total Commercial Mortgage-Backed Securities		24,666,138
Total Collateralized Mortgage Obligations
(Cost $112,753,238)		105,957,928

FEDERAL AGENCY DISCOUNT NOTES†† - 17.8%
Federal Home Loan Bank
5.20% due 01/02/24[7]	91,250,000	91,236,586
Total Federal Agency Discount Notes
(Cost $91,236,819)		91,236,586

SENIOR FLOATING RATE INTERESTS††,◊ - 0.4%
Industrial - 0.3%
Mileage Plus Holdings LLC
10.77% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 06/21/27	1,540,000	1,590,605
Consumer, Non-cyclical - 0.1%
Outcomes Group Holdings, Inc.
8.90% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/24/25	292,809	292,662
Total Senior Floating Rate Interests
(Cost $1,888,004)		1,883,267
Total Investments - 99.6%
(Cost $525,438,468)		$509,209,445
Other Assets & Liabilities, net - 0.4%		1,858,688
Total Net Assets - 100.0%		$511,068,133

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.10%	Annually	01/10/25	$61,000,000	$2,225,231	$98	$2,225,133

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the 7-day yield as of December 31, 2023.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $337,273,742 (cost $350,694,366), or 66.0% of total net assets.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2023. See table below for additional step information for each security.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,552,463 (cost $4,620,323), or 0.9% of total net assets — See Note 6.
[6]	Security is an interest-only strip.
[7]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$10,305,908	$—	$—	$10,305,908
Asset-Backed Securities	—	181,853,707	5,150,000	187,003,707
Corporate Bonds	—	108,270,804	4,551,245	112,822,049
Collateralized Mortgage Obligations	—	105,957,928	—	105,957,928
Federal Agency Discount Notes	—	91,236,586	—	91,236,586
Senior Floating Rate Interests	—	1,883,267	—	1,883,267
Interest Rate Swap Agreements**	—	2,225,133	—	2,225,133
Total Assets	$10,305,908	$491,427,425	$9,701,245	$511,434,578

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$4,250,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	900,000	Third Party Pricing	Trade Price	—	—
Corporate Bonds	4,551,245	Third Party Pricing	Broker Quote	—	—
Total Assets	$9,701,245

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2023, the Fund had no securities transfer between Level 2 and Level 3.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2023:

	Assets
	Asset-Backed Securities	Corporate Bonds	Total Assets
Beginning Balance	$10,600,000	$4,371,000	$14,971,000
Purchases/(Receipts)	2,700,000	-	2,700,000
(Sales, maturities and paydowns)/Fundings	(8,150,000)	-	(8,150,000)
Amortization of premiums/discounts	-	-	-
Total realized gains (losses) included in earnings	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	-	180,245	180,245
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending Balance	$5,150,000	$4,551,245	$9,701,245
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2023	$-	$180,245	$180,245

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 96.9%
Technology - 17.5%
Microsoft Corp.	3,806	$1,431,208
Apple, Inc.	7,374	1,419,717
NVIDIA Corp.	1,330	658,643
Broadcom, Inc.	452	504,545
Constellation Software, Inc.	200	496,051
Texas Instruments, Inc.	2,889	492,459
Cognizant Technology Solutions Corp. — Class A	5,100	385,203
CGI, Inc.*	3,500	375,084
Dell Technologies, Inc. — Class C	4,900	374,850
Check Point Software Technologies Ltd.*	2,290	349,889
Workday, Inc. — Class A*	1,100	303,666
HP, Inc.	8,000	240,720
Ricoh Company Ltd.	27,920	214,475
ASM International N.V.	400	207,575
NXP Semiconductor N.V.	900	206,712
Crowdstrike Holdings, Inc. — Class A*	800	204,256
Skyworks Solutions, Inc.	1,500	168,630
Roper Technologies, Inc.	200	109,034
Oracle Corp.	1,000	105,430
Intel Corp.	1,598	80,299
Total Technology		8,328,446
Financial - 16.5%
Berkshire Hathaway, Inc. — Class B*	1,890	674,088
National Australia Bank Ltd.	21,450	448,886
Citigroup, Inc.	8,470	435,697
Goldman Sachs Group, Inc.	1,100	424,347
Capital One Financial Corp.	3,200	419,584
ANZ Group Holdings Ltd.	22,520	397,899
Banco Bilbao Vizcaya Argentaria S.A.	43,570	395,767
ING Groep N.V.	26,000	388,335
Westpac Banking Corp.	24,660	384,945
Intesa Sanpaolo SpA	131,700	384,440
Simon Property Group, Inc. REIT	2,690	383,701
VICI Properties, Inc. REIT	12,000	382,560
AvalonBay Communities, Inc. REIT	1,971	369,011
Public Storage REIT	1,200	366,000
Banco Santander S.A.	87,380	364,678
Swedbank AB — Class A	16,000	322,632
Swiss Life Holding AG	450	312,515
AXA S.A.	7,000	227,948
Mediobanca Banca di Credito Finanziario SpA	12,070	149,342
First Citizens BancShares, Inc. — Class A	100	141,897
Assicurazioni Generali SpA	6,000	126,579
BNP Paribas S.A.	1,800	124,406
Everest Group Ltd.	300	106,074
Zurich Insurance Group AG	200	104,552
Total Financial		7,835,883
Consumer, Non-cyclical - 15.6%
UnitedHealth Group, Inc.	1,377	724,949
Amgen, Inc.	1,798	517,860
PepsiCo, Inc.	2,610	443,282
Japan Tobacco, Inc.	15,900	411,081
Unilever plc	8,470	410,321
Johnson & Johnson	2,592	406,270
McKesson Corp.	830	384,273
Colgate-Palmolive Co.	4,803	382,847
Altria Group, Inc.	9,000	363,060
Sysco Corp.	4,860	355,412
Bristol-Myers Squibb Co.	6,900	354,039
CK Hutchison Holdings Ltd.	62,468	334,815
Elevance Health, Inc.	600	282,936
Cencora, Inc. — Class A	1,275	261,860
Imperial Brands plc	11,140	256,484
Bunge Global S.A.	2,500	252,375
CVS Health Corp.	3,100	244,776
Cintas Corp.	390	235,038
HCA Healthcare, Inc.	800	216,544
Gilead Sciences, Inc.	2,600	210,626
Archer-Daniels-Midland Co.	1,800	129,996
Merck & Company, Inc.	1,100	119,922
Tesco plc	32,000	118,510
Total Consumer, Non-cyclical		7,417,276
Consumer, Cyclical - 12.5%
Home Depot, Inc.	1,909	661,564
Walmart, Inc.	2,900	457,185
Sumitomo Corp.	19,900	434,183
Lowe's Companies, Inc.	1,860	413,943
Ford Motor Co.	33,900	413,241
WW Grainger, Inc.	480	397,771
Aristocrat Leisure Ltd.	13,000	361,731
Cummins, Inc.	1,400	335,398
General Motors Co.	8,000	287,360
Sekisui House Ltd.	12,930	287,246
Stellantis N.V.	12,000	280,256
Toromont Industries Ltd.	2,900	254,188
Lear Corp.	1,640	231,584
McDonald's Corp.	700	207,557
Isuzu Motors Ltd.	16,100	207,384
Tesla, Inc.*	700	173,936
TJX Companies, Inc.	1,600	150,096
Dollarama, Inc.	2,000	144,183
Yum! Brands, Inc.	1,000	130,660
Fastenal Co.	1,700	110,109
Total Consumer, Cyclical		5,939,575
Industrial - 10.3%
Illinois Tool Works, Inc.	1,538	402,864
AP Moller - Maersk A/S — Class B	220	395,591
Waste Connections, Inc.	2,500	373,175
Amphenol Corp. — Class A	3,680	364,798
Lockheed Martin Corp.	789	357,606
FedEx Corp.	1,300	328,861
Snap-on, Inc.	1,090	314,836
Mitsui OSK Lines Ltd.	9,720	311,422
Nippon Yusen K.K.	9,890	306,627
Garmin Ltd.	2,200	282,788
Kawasaki Kisen Kaisha Ltd.	5,600	240,313
Canadian National Railway Co.	1,810	227,587
Obayashi Corp.	26,000	224,992
ACS Actividades de Construccion y Servicios S.A.	4,000	177,385
Deere & Co.	400	159,948
Parker-Hannifin Corp.	300	138,210

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 96.9% (continued)
Industrial - 10.3% (continued)
United Parcel Service, Inc. — Class B	790	$124,212
Poste Italiane SpA[1]	9,000	102,115
Stantec, Inc.	1,000	80,313
Total Industrial		4,913,643
Energy - 7.8%
Phillips 66	3,040	404,746
Marathon Petroleum Corp.	2,720	403,539
Valero Energy Corp.	2,640	343,200
Suncor Energy, Inc.	10,000	320,481
Woodside Energy Group Ltd.	14,040	297,261
Imperial Oil Ltd.	5,000	284,923
ENEOS Holdings, Inc.	70,000	278,246
Ampol Ltd.	9,800	241,493
Galp Energia SGPS S.A. — Class B	16,000	235,689
Cheniere Energy, Inc.	1,100	187,781
Chevron Corp.	1,090	162,585
HF Sinclair Corp.	2,760	153,373
Parkland Corp.	4,000	128,978
ARC Resources Ltd.	7,000	103,951
Exxon Mobil Corp.	1,000	99,980
Repsol S.A.	6,000	89,112
Total Energy		3,735,338
Utilities - 6.3%
Duke Energy Corp.	4,175	405,142
DTE Energy Co.	2,980	328,575
Exelon Corp.	9,010	323,459
Consolidated Edison, Inc.	3,400	309,298
Southern Co.	4,275	299,763
Public Service Enterprise Group, Inc.	4,600	281,290
Sempra	3,700	276,501
Power Assets Holdings Ltd.	46,000	266,581
Centrica plc	130,400	233,733
Enagas S.A.	11,000	185,418
Dominion Energy, Inc.	1,800	84,600
Total Utilities		2,994,360
Communications - 6.3%
Alphabet, Inc. — Class C*	6,435	906,884
Amazon.com, Inc.*	4,838	735,086
Verizon Communications, Inc.	10,381	391,364
Cisco Systems, Inc.	6,600	333,432
Motorola Solutions, Inc.	944	295,557
Meta Platforms, Inc. — Class A*	600	212,376
Telefonica S.A.	30,000	117,071
Total Communications		2,991,770
Basic Materials - 4.1%
Nucor Corp.	2,100	365,484
LyondellBasell Industries N.V. — Class A	3,788	360,163
Dow, Inc.	6,500	356,460
Nippon Steel Corp.	15,350	351,677
Reliance Steel & Aluminum Co.	1,200	335,616
Steel Dynamics, Inc.	1,400	165,340
Total Basic Materials		1,934,740
Total Common Stocks
(Cost $41,815,370)		46,091,031

EXCHANGE-TRADED FUNDS† - 2.4%
SPDR S&P 500 ETF Trust	1,196	568,471
iShares MSCI EAFE ETF	7,538	567,988
Total Exchange-Traded Funds
(Cost $1,081,815)		1,136,459

MONEY MARKET FUND† - 0.4%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.21%[2]	212,412	212,412
Total Money Market Fund
(Cost $212,412)		212,412
Total Investments - 99.7%
(Cost $43,109,597)		$47,439,902
Other Assets & Liabilities, net - 0.3%		121,961
Total Net Assets - 100.0%		$47,561,863

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $102,115 (cost $96,855), or 0.2% of total net assets.
[2]	Rate indicated is the 7-day yield as of December 31, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$46,091,031	$—	$—	$46,091,031
Exchange-Traded Funds	1,136,459	—	—	1,136,459
Money Market Fund	212,412	—	—	212,412
Total Assets	$47,439,902	$—	$—	$47,439,902

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the "SEC”) under the Investment Company Act of 1940 (the "1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Alpha Opportunity Fund	Diversified
Capital Stewardship Fund	Diversified
Core Bond Fund	Diversified
Diversified Income Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Large Cap Value Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Market Neutral Real Estate Fund	Diversified
Municipal Income Fund	Diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
SMid Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified
World Equity Income Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Pursuant to Rule 2a-5, the Board has designated Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Adviser”), as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If a pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a pricing service provider.

Typically, loans are valued using information provided by a pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Credit default swap agreements entered into by a Fund are accounted for using the unrealized appreciation ordepreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded.

Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund's investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Funds’ investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Macro Opportunities Fund intends to invest up to 25% of its assets in its Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At December 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$33,871,433	$5,138,295	$(3,157,077)	$1,981,218
Capital Stewardship Fund	174,739,414	26,131,240	(1,394,497)	24,736,743
Core Bond Fund	2,081,175,921	40,216,337	(124,686,888)	(84,470,551)
Diversified Income Fund	8,324,673	300,792	(532,754)	(231,962)
Floating Rate Strategies Fund	1,049,062,950	5,418,865	(33,493,347)	(28,074,482)
High Yield Fund	212,264,952	3,130,675	(17,605,058)	(14,474,383)
Large Cap Value Fund	30,693,041	7,193,988	(1,346,043)	5,847,945
Limited Duration Fund	4,622,645,150	25,355,845	(195,311,087)	(169,955,242)
Macro Opportunities Fund	6,625,865,028	45,138,454	(571,359,216)	(526,220,762)
Market Neutral Real Estate Fund	38,115,989	3,241,809	(304,027)	2,937,782
Municipal Income Fund	28,180,684	2,116,608	(3,006,113)	(889,505)
Risk Managed Real Estate Fund	349,283,350	34,704,209	(27,628,020)	7,076,189
Small Cap Value Fund	4,980,089	705,735	(325,508)	380,227
SMid Cap Value Fund	315,788,091	81,955,212	(12,519,220)	69,435,992
StylePlus—Large Core Fund	223,650,495	44,496,151	(1,659,550)	42,836,601
StylePlus—Mid Growth Fund	70,854,235	14,078,669	(431,632)	13,647,037
Total Return Bond Fund	23,912,444,422	359,589,716	(1,871,977,615)	(1,512,387,899)
Ultra Short Duration Fund	525,438,468	2,419,509	(16,423,399)	(14,003,890)
World Equity Income Fund	43,237,791	5,028,927	(826,816)	4,202,111

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of December 31, 2023. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of December 31, 2023, were as follows:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Borrower	Maturity Date	Face Amount*		Value
Core Bond Fund
	Lightning A	03/01/37		1,521,556	$–
	Thunderbird A	03/01/37		1,493,111	–
					$–
Limited Duration Fund
	Fontainbleau Vegas	01/31/26		45,236	$–
	Lightning A	03/01/37		2,864,105	–
	Thunderbird A	03/01/37		2,810,562	–
					$–
Macro Opportunities Fund
	Avalara, Inc.	10/19/28		1,600,000	$18,482
	Care BidCo	05/04/28	EUR	9,200,000	587,788
	Checkers Holdings, Inc.	06/16/27		262,053	–
	Finastra USA, Inc.	09/13/29		620,835	72,918
	Galls LLC	01/31/24		201,068	5,027
	Higginbotham Insurance Agency, Inc.	11/25/28		751,500	6,996
	Lightning A	03/01/37		15,573,569	–
	Lightning B	03/01/37		3,132,614	–
	Orion Group	03/19/27		1,338,630	31,832
	Polaris Newco LLC	06/04/26		2,794,586	169,879
	RLDatix	10/28/24	GBP	2,862,700	18,248
	Schur Flexibles GmbH	09/30/26	EUR	214,755	10,671
	Shaw Development LLC	10/30/29		734,043	14,279
	Thunderbird A	03/01/37		15,282,431	–
	Thunderbird B	03/01/37		3,074,052	–
	TK Elevator Midco GmbH	01/29/27	EUR	9,900,788	575,225
					$1,511,345
Total Return Bond Fund
	Fontainbleau Vegas	01/31/26		197,909	$–
	Higginbotham Insurance Agency, Inc.	11/25/28		5,170,377	48,133
	Lightning A	03/01/37		25,821,693	–
	Thunderbird A	03/01/37		25,338,974	–
					$48,133

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR – Euro

GBP – British Pound

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Core Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$855,931	$732,812
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[2]	05/09/14	–	70
			$855,931	$732,882
Floating Rate Strategies Fund
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	$1,160,811	$6,399
High Yield Fund
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	$252,369	$1,390

Limited Duration Fund
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	$4,300,912	$4,316,699
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	645,418	629,049
	CFMT LLC
	2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	1,894,937	1,874,223
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[2]	05/09/14	–	50
	LSTAR Securities Investment Ltd.
	2021-1 8.26% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	6,663,201	6,533,029
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	18,499,968	18,268,750
			$32,004,436	$31,621,800

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Macro Opportunities Fund
Atlas Mara Ltd.
due 12/31/21[3]	10/01/15	$5,156,356	$1,544,576
CFMT LLC
2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	7,639,485	7,429,678
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[2]	05/09/14	–	815
Mirabela Nickel Ltd.
due 06/24/19[3]	12/31/13	1,710,483	9,427
		$14,506,324	$8,984,496
Total Return Bond Fund
Atlas Mara Ltd.
due 12/31/21[3]	10/01/15	$2,325,767	$707,931
Cascade Funding Mortgage Trust
2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	6,236,322	6,259,214
Cascade Funding Mortgage Trust
2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	2,339,778	2,280,301
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	17,686,400	15,022,636
CFMT LLC
2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	7,790,298	7,705,138
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[2]	05/09/14	–	150
Irwin Home Equity Loan Trust
2007-1 6.35% due 08/25/37	02/27/15	129	126
LSTAR Securities Investment Ltd.
2021-1 8.26% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	36,937,316	36,215,709
Morgan Stanley Re-REMIC Trust
2010-R5, 0.00% due 06/26/36	07/18/14	91,875	96,066
Nomura Resecuritization Trust
2015-4R 3.00% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36[1]	03/20/15	516,678	495,449
SPSS
5.14% due 11/15/52	03/30/23	129,212	126,651
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	81,499,858	80,481,250
		$155,553,633	$149,390,621
Ultra Short Duration Fund
Cascade Funding Mortgage Trust
2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	$80,677	$78,631
LSTAR Securities Investment Ltd.
2021-1 8.26% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	1,289,652	1,264,457
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	3,249,994	3,209,375
		$4,620,323	$4,552,463

1	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
2	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
3	Security is in default of interest and/or principal obligations.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.